    As filed with the Securities and Exchange Commission on April 19, 2006

                                                File Nos. 333-106511; 811-08475

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


     Registration Statement Under the Securities Act of 1933                       [X]
                          Pre-Effective Amendment No.                              [_]
                          Post-Effective Amendment No. 9                           [X]

                             and/or

  Registration Statement Under the Investment Company Act of 1940                  [X]
                        Amendment No. 62                                           [X]
                (Check Appropriate Box or Boxes)


                Genworth Life of New York VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life Insurance Company of New York
                           (Exact Name of Depositor)

             666 Third Avenue, 9th Floor, New York, New York 10017 (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel
                  Genworth Life Insurance Company of New York
                            6610 West Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement

It is proposed that this filing will become effective (check appropriate box)


[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2006 pursuant to paragraph (b) of Rule 485


[_] on 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:   Scheduled Purchase Payment Variable Deferred Annuity Contracts

================================================================================

                Genworth Life of New York VA Separate Account 1
                (formerly, GE Capital Life Separate Account II)

                                Prospectus For
                          Scheduled Purchase Payment
                      Variable Deferred Annuity Contracts

                                  Issued by:

                  Genworth Life Insurance Company of New York
           (formerly, GE Capital Life Insurance Company of New York)
                          666 Third Avenue, 9th Floor

                           New York, New York 10017


                                Service Center:

                            6610 West Broad Street
                           Richmond, Virginia 23230

                           Telephone: (800) 313-5282


--------------------------------------------------------------------------------

This prospectus gives details about the contract that you should know before investing. Please read this prospectus carefully and keep it for future reference.


This prospectus describes scheduled purchase payment variable deferred annuity contracts (the "contracts") for individuals or groups and certain qualified and non-qualified retirement plans. Genworth Life Insurance Company of New York (formerly, GE Capital Life Insurance Company of New York) (the "Company," "we," "us," or "our") issues the contract.


The contract offers you the payment of periodic annuity benefits and the accumulation of Contract Value. If you satisfy certain conditions, you will receive lifetime Income Payments of a guaranteed minimum amount and the potential to receive more than the guaranteed minimum amount.


The contract requires you to make monthly payments in predetermined amounts to be eligible to receive guaranteed minimum payments at the time you annuitize the contract. We must receive these payments by a set date ("due date") each month. If we receive your payment on the due date, we will allocate your payment to a Subaccount that invests in shares of the GE Investments Funds, Inc. -- Total Return Fund (the "Total Return Fund"). All shares of the Total Return Fund outstanding on May 1, 2006 were re-designated as Class 1 shares and will remain the investment option for the Subaccount for contracts issued before May 1, 2006. The Subaccount will invest in Class 3 shares, a new share class of the Total Return Fund, for contracts issued on or after May 1, 2006. If we receive your payment before its due date, we will allocate it to our Guarantee Account, which is part of our General Account, until the due date. On the due date, we will transfer that payment to the Subaccount. If we receive your payment more than 30 days after its due date, you must pay interest on that payment. In addition, you must pay any missed monthly billing fees. Please note that, effective May 1, 2006, we will no longer assess the monthly billing fee. You must, however, still pay any missed monthly billing fees accrued before May 1, 2006. The interest (in addition to any missed monthly billing fees) must be paid within one year of the transfer due date in order to retain your eligibility to receive Guaranteed Minimum Income Payments (unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule).


We anticipate that you will make your monthly payments by submitting payments to us on a monthly basis. However, we will allow you to prepay up to 13 of your monthly payments by allocating an amount equal to or less than 13 monthly payments to the Guarantee Account. We will use the amount allocated to the Guarantee Account to make your monthly payments. Amounts allocated to the Guarantee Account can never be greater than an amount equal to 13 monthly payments at any one time.

Before your Income Payments begin, you may surrender or take partial withdrawals from your contract. Amounts you surrender or partially withdraw may be subject to a surrender charge. You must repay any amount you receive from the Subaccount, plus interest, within one year of the partial withdrawal to retain your eligibility to receive Guaranteed Minimum Income Payments (unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule).


The value of your contract before your Income Payments begin, and the amount of your Income Payments (if you lose your right to receive Guaranteed Minimum Income Payments), will depend upon the investment performance of the Total Return Fund. You bear the risk of investment loss.


You should not purchase this contract unless you believe you can make all required payments and you intend to take your annuity benefits in the form of monthly Income Payments.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor has the SEC determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.

Your investment in the contract:

   . is Not a bank deposit

   . is Not FDIC insured

   . is Not insured or endorsed by a bank or any federal government agency

   . May go down in value


A Statement of Additional Information, dated May 1, 2006, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus.


For general information or to obtain free copies of the:

   . Statement of Additional Information;

   . annual report for the Variable Account;


   . prospectus, annual report or semi-annual report for the Total Return Fund;
     or


   . any required forms,


                          call us at (800) 313-5282;


                      or write us at our Service Center:


                  Genworth Life Insurance Company of New York
           (formerly, GE Capital Life Insurance Company of New York)

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov


The date of this prospectus is May 1, 2006.

Table of Contents



                Definitions.................................................  5

                Fee Tables..................................................  9
                   Examples................................................. 11

                Synopsis.................................................... 13

                Condensed Financial Information............................. 21

                Investment Results.......................................... 21

                Financial Statements........................................ 22

                The Company................................................. 22

                The Variable Account........................................ 23
                   The Subaccount and the GE Investments Funds, Inc. --
                     Total Return Fund...................................... 23
                   Voting Rights............................................ 26
                   Changes to the Variable Account and the Subaccount....... 26
                   Scheduled Installments to the Subaccount -- Policies and
                     Procedures............................................. 27

                The Guarantee Account....................................... 28

                The Contract................................................ 29
                   Purchasing a Contract.................................... 29
                   Ownership................................................ 30
                   Assignment............................................... 31
                   Guaranteed Minimum Income Payments....................... 31
                   Purchase Payments........................................ 32
                   Grace Period............................................. 35
                   Reinstatement............................................ 36
                   Scheduled Purchase Payments.............................. 37
                   Allocation of Purchase Payments.......................... 37
                   Valuation of Accumulation Units.......................... 38

                Surrenders and Partial Withdrawals.......................... 40

                Charges and Other Deductions................................ 45
                   Surrender Charges........................................ 46
                   Asset Charge............................................. 49
                   Monthly Billing Fee...................................... 49
                   Deductions for Taxes..................................... 49
                   Other Charges and Deductions............................. 49

                The Death Benefit........................................... 51
                   Death Benefit Upon Death of an Owner Before the
                     Annuity Commencement Date.............................. 51
                   Death Benefit Amount..................................... 51
                   Required Distributions................................... 51

                  Distribution Rules........................................ 52
                  Death Benefit After the Annuity Commencement Date......... 53

               Benefits at Annuity Commencement Date........................ 54

               Guaranteed Minimum Income Payments........................... 57
                  If the Guaranteed Minimum Income Payment is in Effect..... 57
                  Reduced Guaranteed Minimum Income Payments................ 58
                  If the Guaranteed Minimum Income Payment is Not in Effect. 59

               Optional Payment Plans....................................... 60

               Federal Tax Matters.......................................... 62
                  Introduction.............................................. 62
                  Taxation of Non-Qualified Contracts....................... 62
                  Qualified Retirement Plans................................ 66
                  Federal Income Tax Withholding............................ 71
                  State Income Tax Withholding.............................. 71
                  Tax Status of the Company................................. 71
                  Changes in the Law........................................ 71

               Requesting Payments.......................................... 72

               Sales of the Contract........................................ 74

               Additional Information....................................... 77
                  Owner Questions........................................... 77
                  Return Privilege.......................................... 77
                  State Regulation.......................................... 77
                  Records and Reports....................................... 77
                  Other Information......................................... 78
                  Legal Matters............................................. 78

               Table of Contents -- Statement of Additional Information

Definitions

                      The following defined terms are used throughout this prospectus:

                      Accumulation Period -- The period from the date your contract is issued until the date Income Payments begin.

                      Accumulation Unit -- An accounting unit of measure we use to calculate the value of the Subaccount until the date Income Payments begin.

                      Adjustment Account -- An account that we establish for each contract to keep track of the cumulative amount, if any, by which the Calculated Level Monthly Benefits fall short of the Guaranteed Minimum Income Payments.

                      Annual Variable Annuity Benefit -- The Income Payment calculated annually by multiplying the number of Annuity Units for a contract by the Annuity Unit value as of the Annuity Commencement Date and each anniversary of the Annuity Commencement Date.

                      Annuitant/Joint Annuitant -- The person(s) named in the contract whose age and, where appropriate, gender, determine Monthly Income Payments. The Owner must also be named as the Annuitant unless the Owner is not a natural person.

                      Annuity Commencement Date -- The date Income Payments are scheduled to begin as chosen at the time of application. This date must be a date at least 10 years from the date the contract is issued and may not be changed once the contract is issued.

                      Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent Annual Variable Annuity Benefit.

                      Annuity Year -- The twelve month period beginning on the Annuity Commencement Date or any anniversary of that date thereafter.

                      Calculated Level Monthly Benefit -- One-twelfth of the Annual Variable Annuity Benefit plus level interest over a twelve month period.

                      Code -- The Internal Revenue Code of 1986, as amended.

                      Contract Date -- The date we issue your contract. Your Contract Date is shown on your contract's data pages.

                      Contract Value -- The sum of your contract's Guarantee Account Value and the Subaccount Value.

                      Contract Year -- Each one year period of time beginning on the date your contract is issued and ending on the contract anniversary date. The next contract year will begin on that contract anniversary date and commence on the next contract anniversary date and so on.

                      Death Benefit -- The benefit payable under a contract upon the death of any Owner (or the Annuitant if the Owner is a non-natural person) before the Annuity Commencement Date.

                      Designated Beneficiary(ies) -- The person(s) or entity(ies) designated by the Owner to receive the Death Benefit.

                      General Account -- Assets of the Company other than those allocated to the Variable Account or any other segregated asset account of the Company.

                      Guarantee Account -- An account established in our General Account to hold certain amounts under the contracts as described in this prospectus. The Guarantee Account is not part of and does not depend on the investment performance of the Variable Account.

                      Guarantee Account Value -- Your Guarantee Account Value equals Purchase Payments allocated to the Guarantee Account plus interest credited on those payments (or transfers), minus transfers and/or partial withdrawals made from the Guarantee Account (including, any premium tax and surrender charges assessed).

                      Guaranteed Minimum Income Payment -- The minimum amount of each monthly Income Payment paid to you upon annuitization of the contract, provided Scheduled Installments have been made to the Subaccount in accordance with the terms of the contract.

                      Income Payment -- One of a series of payments made under either monthly income payments at the Annuity Commencement Date or one of the Optional Payment Plans.

                      Monthly Due Date -- The date each month on which Scheduled Installments and Scheduled Purchase Payments are due. This date is the same day in each month as your Contract Date. If the Monthly Due Date is the 29th, 30th or 31st of a month, then for months without such dates, the last day of that month is the Monthly Due Date. In addition, if the Monthly Due Date falls on any date when the New York Stock Exchange is closed, the amount of the Scheduled Installment, if received, will be allocated to the Subaccount on the next Valuation Day.

                      Non-Qualified Contract -- A contract which is not issued in connection with a retirement plan which receives special tax treatment under the Code.

                      Owner -- The person or persons (in the case of Joint Owners) entitled to exercise all ownership rights stated in the contract. The Owners are shown on the contract's data pages. "You" or "your" refers to the Owner or Joint Owners.

                      Portfolio -- For contracts issued on or after May 1, 2006, the Total Return Fund -- Class 3 Shares. For contracts issued before May 1, 2006, the Total Return Fund -- Class 1 Shares.


                      Purchase Payment -- Any payment applied to the contract.

                      Qualified Contract -- A contract which qualifies for favorable tax treatment under the Code.

                      Scheduled Installment -- The amount required to be transferred or paid to the Subaccount on the Monthly Due Date in order to keep the Guaranteed Minimum Income Payment in effect.

                      Scheduled Purchase Payment -- The monthly Purchase Payment we require on the Monthly Due Date to ensure that the Scheduled Installment for that month is paid. This amount is shown on your contract's data pages.


                      Subaccount -- A division of the Variable Account which invests exclusively in shares of the GE Investments Funds, Inc. -- Total Return Fund. For contracts issued on or after May 1, 2006, the Subaccount invests in the Total Return Fund -- Class 3 Shares. For contracts issued before May 1, 2006, the Subaccount invests in the Total Return Fund -- Class 1 Shares.


                      Subaccount Value -- The Subaccount Value is equal to:

                         . the sum of all Scheduled Installments made to the
                           Subaccount; plus

                         . amounts adjusted for the reinvestment of dividends;
                           plus or minus

                         . net capital gains or losses (realized or
                           unrealized); minus

                         . any contract charges (including any premium tax and
                           surrender charges assessed); plus or minus

                         . partial withdrawals repaid to or taken from the
                           Subaccount.

                      Surrender Value -- The value of the contract as of the date we receive your written request for surrender at our Service Center, less any applicable premium tax and surrender charge, if applicable.


                      Valuation Day -- Each day the New York Stock Exchange is open for regular trading, except for days that the Total Return Fund does not value its shares.

                      Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.


                      Variable Account -- Genworth Life of New York VA Separate Account 1 (formerly, GE Capital Life Separate Account
                      II), a separate account we established to receive and invest the Scheduled Installments you make under this contract, in addition to amounts received from other variable annuity contracts we issue.

Fee Tables

                      The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
-----------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase Contract Year in which Surrender Charge (as
 payments withdrawn or surrendered)           surrender or partial   a percentage of the
                                              withdrawal is made     lesser of Scheduled
                                                                     Installments made to
                                                                     date, not previously
                                                                     withdrawn and the
                                                                     amount withdrawn or
                                                                     surrendered)/1/
                                              -------------------------------------------
                                                        1                     9%
                                                        2                     8%
                                                        3                     7%
                                                        4                     6%
                                                        5                     5%
                                                        6                     4%
                                                        7                     3%
                                                        8                     2%
                                                    9 or after                1%
-----------------------------------------------------------------------------------------
       Annual Interest Rate Charged on
       Missed Scheduled Installments/2/                                       6%
-----------------------------------------------------------------------------------------
       Annual Interest Rate Charged on
       Missed Withdrawal Repayments/3/                                        6%
-----------------------------------------------------------------------------------------
       Monthly Billing Fee/4/                                               $10.00
-----------------------------------------------------------------------------------------

                    /1/ Withdrawals repaid within 12 months are not considered withdrawals for the purposes of the surrender charge calculation. A surrender charge will not be assessed if the Surrender Value is applied to Optional Payment Plan 1 or Optional Payment Plan 2 (with a period certain of 10 or more years).

                    /2/ If a Scheduled Installment remains in default past the end of the applicable grace period, a charge will be assessed to the amount in default at an effective annual rate of 6%.

                    /3/ You must repay the amount of any withdrawals from the
                        Subaccount plus any applicable interest on the amount received within one year from the date of the partial withdrawal, but no later than the Annuity Commencement Date in order to retain your eligibility to receive Guaranteed Minimum Income Payments, unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule. If any repayment of a withdrawal is not made by the Monthly Due Date next following the date of the partial withdrawal, you will be assessed a charge at an effective annual rate of 6% on the total amount withdrawn from the Subaccount, not yet repaid.


                    /4/ A $10.00 monthly billing fee was assessed with all
                        direct billed Scheduled Purchase Payments prior to May 1, 2006. This $10.00 fee was in addition to any required Scheduled Purchase Payment. The $10.00 monthly billing fee was taken prior to allocation of assets in the Subaccount. Effective May 1, 2006, we will no longer assess the monthly billing fee. Any missed monthly billing fees accrued before May 1, 2006, however, will not be waived.

                      The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio Expenses
---------------------------------------------------------------------------------
Variable Account Annual Expenses
 (as a percentage of your average daily net assets in the Variable Account)
---------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                         1.35%
---------------------------------------------------------------------------------
  Administrative Expense Charge                                             0.15%
---------------------------------------------------------------------------------
Maximum Total Variable Account Annual Expenses                              1.50%
---------------------------------------------------------------------------------

                      For information concerning compensation paid for the sale of the contract, see "Sales of the Contract" provision of this prospectus.


                      The next item shows the total operating expenses incurred by the Total Return Fund that you may indirectly bear during the time that you own the contract. GE Investments Funds, Inc. recently adopted a multiple class plan for the Total Return Fund that took effect on May 1, 2006. Under the multiple class plan, all shares of the Total Return Fund outstanding on May 1, 2006 were redesignated as Class 1 shares and will remain the investment option for the Subaccount for contracts issued before May 1, 2006. For contracts issued on or after May 1, 2006, the Subaccount will invest in Class 3 shares, a new class of Total Return Fund shares. More detail concerning the fees and expenses for the Total Return Fund is contained in its prospectus.



            Annual Portfolio Expenses/1/ (as a
            percentage of average net assets)        Class 1 Class 3
            --------------------------------------------------------
            Management Fees/1/                         0.37%   0.37%
            --------------------------------------------------------
            Distribution and Service (12b-1) Fees       None   0.30%
            --------------------------------------------------------
            Other Expenses/3/                          0.28%   0.08%
            --------------------------------------------------------
            Total Annual Portfolio Operating
             Expenses                                  0.65%   0.75%
            --------------------------------------------------------
            Contractual Fee Waiver/Reimbursement/4/  (0.13)% (0.13)%
            --------------------------------------------------------
            Net Annual Portfolio Operating Expenses    0.52%   0.62%
            --------------------------------------------------------


                    /1/ The expense information in this table for Class 1
                        shares reflects actual expenses incurred during the fiscal period ended December 31, 2005 plus amounts expected to be incurred pursuant to the Investor Services Plan. The expense information in the table for Class 3 shares reflects anticipated expenses based on Class 1 actual expenses incurred during the fiscal period ended December 31, 2005.

                    /2/ The Management Fees fluctuate based upon the average
                        daily net assets of the Total Return Fund and may be higher or lower than that shown above.

                    /3/ Other Expenses include all operating expenses of the
                        Total Return Fund except Management Fees and
                        Distribution and Service (12b-1) Fees.

                    /4/ Pursuant to an agreement with the Total Return Fund, GE
                        Asset Management Incorporated, the investment adviser of the Total Return Fund, has agreed to limit the total operating expenses charged to Total Return Fund assets attributable to the Class 1 and Class 3 shares (excluding class specific expenses such as Investor Service Plan fees and the Distribution and Service (12b-1) Fees, and excluding interest, taxes, brokerage commissions, other expenditures that are capitalized, and other extraordinary expenses not incurred in the ordinary course of the Total Return Fund's business) to 0.32% of the average daily net assets of the Total Return Fund attributable to such shares. Under the agreement, this expense limitation will continue in effect until April 30, 2009 unless extended, and can only be changed with the approval of the Total Return Fund and GE Asset Management Incorporated.

                      The expenses for the Portfolio are deducted by the Portfolio before it provides us with the daily net asset values. We then deduct the Variable Account charges from the net asset value in calculating the unit value of the corresponding Subaccount. Management fees and other expenses for the Total Return Fund are more fully described in its prospectus. Information relating to the Portfolio was provided by the Portfolio and not independently verified by us.



EXAMPLES
                      The Examples are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, contract charges, and fees and expenses for the Total Return Fund -- Class 3 Shares. The expenses in the Examples would be lower if Class 1 shares of the Total Return Fund were used instead.


                      The Examples show the dollar amount of expenses that would bear directly or indirectly if you:

                         . invested $10,000 in the contract for time period
                           indicated;

                         . earned a 5% annual return on your investment; and

                         . surrendered your contract at the end of the stated
                           time period.

                      As this is an Example, your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender or annuitization of the contract.


                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------

                 Costs Based on Annual Portfolio
                 Expenses                        $1,248 $1,763  $2,305   $3,885

                      The next Example uses the same assumptions as the prior Example, except that it assumes that you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.


                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------

                 Costs Based on Annual Portfolio
                 Expenses                         $348  $1,063  $1,805   $3,785


                      Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5% which is not guaranteed. The above Examples assume:

                         . total Variable Account annual expenses of 1.50%
                           (deducted daily at an effective annual rate of the assets in the Variable Account); and

                         . a $10.00 billing fee (charged with the initial
                           investment, but subtracted prior to allocation of assets to the Subaccount).

                      Deductions for premium taxes are not reflected, but may apply.

Synopsis

                      How does this contract work? The contract permits you to make Purchase Payments during the Accumulation Period. During this period, we invest your Purchase Payments in the Subaccount or in the Guarantee Account. Amounts allocated to the Guarantee Account may not be greater than 13 Scheduled Installments.

                      Purchase Payments received will be allocated as follows:

                      Purchase Payment Allocation Table


       Type of Payment          When Received           Where Allocated
  ---------------------------------------------------------------------------
  Scheduled Purchase Payment Monthly Due Date     Subaccount
  or portion thereof
  ---------------------------------------------------------------------------
  Scheduled Purchase Payment Before Monthly Due   Guarantee Account
  or portion thereof         Date
  ---------------------------------------------------------------------------
  Scheduled Purchase Payment After Monthly Due    Subaccount for any past due
  or portion thereof         Date                 Scheduled Installment, then
                                                  Guarantee Account for
                                                  remainder
  ---------------------------------------------------------------------------
  Purchase Payment in an     On or After Contract Guarantee Account
  Amount Greater than        Date
  Scheduled Purchase Payment
  ---------------------------------------------------------------------------

                      On the Annuity Commencement Date, we apply your Contract Value to purchase a series of Income Payments. In turn, the Income Payments will be made to you each month. Each monthly Income Payment during an Annuity Year is equal in amount. Because we base the Income Payments on Subaccount performance, the amount of the payments may change from Annuity Year to Annuity Year. However, the amount paid per month will not be less than the Guaranteed Minimum Income Payment, provided all contractual requirements have been satisfied for receipt of those guaranteed payments. See "The Contract", the "Benefits at Annuity Commencement Date" and the "Guaranteed Minimum Income Payments" provisions in this prospectus.


                      Investments in the Subaccount vary with the investment performance of the Total Return Fund. Over time, we transfer Purchase Payments temporarily allocated to the Guarantee Account, plus any interest earned, to the Subaccount.


                      Certain features described in this prospectus may vary from your contract. Please refer to your contract for those benefits that apply specifically to you.

                      What are the Guaranteed Minimum Income Payments? The contract offers you guaranteed periodic annuity benefits that can protect against the adverse results of poor Subaccount performance. If you make all Scheduled Installments on time and pay back the amount of any partial withdrawal received from the Subaccount with interest within one year of the partial withdrawal (but not later than the Annuity Commencement Date selected at the time of application; the Annuity Commencement Date must be a date at least 10 years from the date the contract is issued), then we guarantee that no matter how the Subaccount performs, each monthly Income Payment you receive will never be less than the amount of the Guaranteed Minimum Income Payment.

                      Should you miss a Scheduled Installment, you may still meet the requirement for making Scheduled Installments by paying:

                        (1) any missed Scheduled Installment(s), including any
                            interest due on the missed Scheduled
                            Installment(s); and

                        (2) any missed monthly billing fees.

                      Both the missed Scheduled Installment(s), including any interest due on the missed Scheduled Installment(s), and any missed monthly billing fees, must be repaid within one year of the due date of the missed Scheduled Installment(s), but not later than the Annuity Commencement Date. The Annuity Commencement Date must be a date at least 10 years from the date the contract is issued.

                      In addition, you may not make more than 24 Scheduled Installments over the life of the contract outside of the grace period (the grace period is 30 days after the date each Scheduled Installment is due) and still be eligible for your Guaranteed Minimum Income Payments.

                      Should you fail to meet the conditions listed above, you may still be entitled to reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule under the contract (see the "Guaranteed Minimum Income Payments" section in this prospectus for additional information). If you do not meet the conditions listed above, and you are not entitled to reduced Guaranteed Minimum Income Payments under the contract, you will lose your right to Guaranteed Minimum Income Payments.

                      What happens if the right to Guaranteed Minimum Income Payments is lost? If you do not maintain the right to Guaranteed Minimum Income Payments by meeting the contractual requirements as outlined above:

                        (1) you remain subject to the Purchase Payment
                            limitations under the contract (i.e., you may not make payments in excess of all your original Scheduled Installment amounts); and

                        (2) you will NOT have Guaranteed Minimum Income
                            Payments when you annuitize the contract.

                      What are Scheduled Installments? When we issue the contract, you establish your Annuity Commencement Date, (which must be a date at least 10 years from the date the contract is issued) and we will establish a schedule of monthly payments to the Subaccount (called Scheduled Installments) during the Accumulation Period. Once established, the amount and frequency of Scheduled Installments cannot be changed.

                      When you apply for a contract, you provide us with:

                         . the length of the Accumulation Period you desire.
                           The Accumulation Period must be at least 10 years;

                         . the minimum number of years (between 10 and 50, in
                           five year increments) for which you would like income payments to be made; and

                         . one of the following items of information:

                          . the amount of the Guaranteed Minimum Income Payment
                            you want; or

                          . how much you want to pay per month.

                      We use this information to establish your Scheduled Installments.

                      Your Annuity Commencement Date must be at least 10 years from the date your contract is issued. However, you may elect to surrender your contract at any time after the issue date and receive a lump sum payment, subject to a surrender charge. After 12 months from the date the contract is issued, you may surrender your contract and elect one of the Optional Payment Plans. If you elect to surrender your contract, a surrender charge will apply unless you elect Optional Payment Plan 1 or Optional Payment Plan 2 (with a period certain of 10 or more years). Your surrender charges will be waived if you surrender your contract and apply the assets to Optional Payment Plan 1 or Optional Payment 2 (with a period certain of 10 or more years). If you elect to surrender your contract and apply the assets to any Optional Payment Plan, you will lose all rights to Guaranteed Minimum Income Payments under the contract. We will calculate any Surrender Value as of the Valuation Day your request for surrender is received at our Service Center.

                      How do I pay the Scheduled Installments? You may pay Scheduled Installments by making Scheduled Purchase Payments (Scheduled Purchase Payments may not cause assets in the Guarantee Account to be greater than an amount equal to 13 months of Scheduled Installments).

                      See the "Scheduled Purchase Payments" provision in this prospectus.

                      By paying the Scheduled Purchase Payments on time, you ensure that the Scheduled Installments are met and your right to Guaranteed Minimum Income Payments is not lost.

                      You should not purchase the contract described in this prospectus if you believe that you may not be able to make all of the Scheduled Installments.


                      May I pay my Scheduled Purchase Payments automatically? You may use electronic fund transfers to make your monthly Scheduled Purchase Payments. Prior to May 1, 2006, we charged you a $10.00 per month billing fee if you did not use electronic fund transfers for your Scheduled Purchase Payments. Effective May 1, 2006, we will no longer assess the monthly billing fee. Any missed monthly billing fees accrued before May 1, 2006, however, will not be waived. See "The Contract" provision in this prospectus.


                      How does it work if I make more than one Scheduled
                      Installment at a time?   Although we designed the
                      contract as a Scheduled Purchase Payment contract, you may make multiple Scheduled Purchase Payments provided such amount does not exceed an amount equal to 13 months of Scheduled Installments. Any amount paid that is greater than one Scheduled Installment will be allocated to the Guarantee Account. These payments will, in turn, be used to make your monthly Scheduled Installments for the number of months the payment received will allow. Amounts allocated to the Guarantee Account can never be greater than an amount equal to 13 monthly Scheduled Installments at any one time.

                      For example, if you make a payment that is equal to 13 months of your Scheduled Installments and five months later (after five Scheduled Installments have been transferred from the Guarantee Account to the Subaccount) you wish to make another subsequent Purchase Payment, you may only make a Purchase Payment equal to or less than five Scheduled Installments.

                      Is the contract available as a Qualified Contract or a Non-Qualified Contract? We designed the contract for use in connection with certain types of retirement plans that receive favorable treatment under the Code ("Qualified Contracts"). Qualified retirement plans provide their own tax deferral benefit, so there should be another reason for you to purchase the contract, aside from tax deferral. Please consult a tax adviser to determine whether this contract is an appropriate investment for the qualified retirement plan. This contract is also available in connection with retirement plans that do not qualify for such favorable treatment under the Code. Such contracts are referred to throughout this prospectus as "Non-Qualified Contracts." The information regarding the tax treatment of the contracts generally applies to Non-Qualified Contracts.

                      Different rules and regulations may apply to contracts issued as Qualified Contracts. Please consult a qualified tax adviser for additional information.

                      What surrender charges are associated with the contract? If you surrender your contract or take partial withdrawals before your Annuity Commencement Date, we may assess a surrender charge.

                      For amounts partially withdrawn or surrendered from the contract, we will assess a surrender charge. We will determine this charge by assuming that the amount being withdrawn on the date of the partial withdrawal or surrender comes entirely from Scheduled Installments made to date and not previously withdrawn (withdrawals repaid within 12 months from the date withdrawn are not considered withdrawals for purposes of the surrender charge calculation). Depending upon the Contract Year of your partial withdrawal or surrender, the surrender charge will be anywhere from 9% to 1% of the lesser of:

                        (1) Scheduled Installments made to date and not
                            previously withdrawn (withdrawals repaid within 12 months are not considered withdrawals for purposes of the surrender charge calculation); and

                        (2) the amount withdrawn.

                      We may waive the surrender charge if you apply your Contract Value upon surrender to certain available Optional Payment Plans. See the "Charges and Other Deductions" provision in this prospectus.

                      Are there any other charges? We assess a daily charge, equal to an effective annual rate of 1.50%, against the average daily net assets of the Subaccount. This charge consists of a 0.15% administrative expense charge and a 1.35% mortality and expense risk charge.


                      Prior to May 1, 2006, we assessed a $10.00 monthly billing fee for all direct billed Scheduled Purchase Payments. Effective May 1, 2006, we will no longer assess the monthly billing fee. Any missed monthly billing fees accrued before May 1, 2006, however, will not be waived.


                      If state premium taxes are assessed, we will deduct any state assessed premium taxes either:

                         . at the time your contract incurs such taxes;

                         . at surrender or distribution of the contract; or

                         . at any other time we choose.

                      Premium taxes may be taken from Purchase Payments or from proceeds at surrender, at the time of a partial withdrawal, annuitization, or death, as applicable. State premium taxes are based on the residence of the Owner at the time the tax is assessed. See the "Charges and Other Deductions" provision in this prospectus.


                      The Total Return Fund also has certain expenses. These include management fees and other expenses associated with its daily operations. See the "Fee Tables" provision in this prospectus. In addition, these expenses are more fully described in the prospectus for the Total Return Fund.


                      For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision in this prospectus.

                      We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sales of the Contract" provision in this prospectus.

                      How do you calculate my monthly Income Payments? We will pay you a monthly income for life with a guaranteed minimum period beginning on the Annuity Commencement Date, provided the Annuitant is still living. The amount of your Income Payments depends on:

                         . your Contract Value;

                         . whether you are receiving Guaranteed Minimum Income
                           Payments;

                         . the age and gender of the Annuitant(s); and

                         . the specific payment plan you choose.

                      See the "Benefits at Annuity Commencement Date" provision in this prospectus.


                      What happens if an Owner dies before the Annuity Commencement Date? If any Owner dies before the Annuity Commencement Date while the contract is in force, the Joint Owner, if any, becomes the sole Owner of the contract. If there is no Joint Owner, the Designated Beneficiary becomes the sole Owner of the contract. Certain distribution rules imposed by Federal tax law also will apply. However, spouses who are Designated Beneficiaries and not Joint Annuitants are not permitted spousal continuation of the contract. Under such circumstances, the distribution rules for non-spousal beneficiaries will apply. We may pay a Death Benefit to the Designated Beneficiary. See "The Death Benefit" provision in this prospectus.


                      May I surrender the contract or take a partial withdrawal? You may surrender the contract for its Surrender Value at any time before the Annuity Commencement Date. In addition, you may take partial withdrawals of at least $100 from Contract Value. If you surrender the contract or take a partial withdrawal, we may assess a surrender charge. Partial withdrawals will be made first from the Guarantee Account, then the Subaccount, unless you request otherwise.

                      You may also surrender your contract on the Annuity Commencement Date for the Contract Value as of that Valuation Day, but without any surrender charge. In order to receive the lump sum payment, you must notify us at our Service Center of your intent to receive a lump sum payment on the Annuity Commencement Date within at least 10 business days and not more than 90 days prior to the Annuity Commencement Date. You will lose any Guaranteed Minimum Income Payments upon the Annuity Commencement Date if you elect to receive a lump sum payment. You may be subject to income tax, and a 10% IRS penalty tax if you are younger than age 59 1/2 at the time of the partial withdrawal or surrender. A surrender or a partial withdrawal may also be subject to income tax withholding. In addition, taking a lump sum payment in lieu of Income Payments may have adverse tax consequences. See the "Federal Tax Matters" provision in this prospectus.

                      You must repay the amount of each partial withdrawal from the Subaccount (including any interest on the amount received at an effective annual rate of 6%), within one year of the partial withdrawal, but no later than the Annuity Commencement Date to retain your eligibility to receive Guaranteed Minimum Income Payments, unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule. Interest will be assessed from the date of the partial withdrawal to the date we receive full repayment.

                      If you repay the amount of each partial withdrawal received from the Subaccount within 12 months of the partial withdrawal, we will reimburse the Subaccount in the amount of the surrender charge we assessed when you took the partial withdrawal. The reimbursed amount will come from the assets of our General Account. Such amounts will be allocated to the Subaccount on the Valuation Day your repayment of the partial withdrawal is received. If your repayment of the partial withdrawal is received on a day when the New York Stock Exchange is not open or the Portfolio is not valuing its shares, we will allocate your repayment to the Subaccount on the next Valuation Day. Because of this reimbursement, all subsequent amounts distributed from the Subaccount will be subject to a surrender charge.

                       For example:


                       Assume you have made Scheduled Installments of $18,000 during the first Contract Year and your Contract Value is $20,000 (all of which is allocated to the Subaccount) and you then request to take a partial withdrawal of $10,000 on May 1, 2007.

                       You will receive $9,100 assuming no premium taxes or income taxes are withheld. A surrender charge of $900 ($10,000 x 9%) will be withheld by us. To reinstate your Guaranteed Minimum Income Payment, you must pay to us $9,100 plus interest at a rate of 6% before May 1, 2008 (in addition to paying your regularly Scheduled Installments).

                       On August 1, 2007 you repay $5,000 plus interest of the $9,100 received in May. We will then allocate to the Subaccount your $5,000 plus $494.51 ($900 x $5,000/$9100). Then on December 1, 2007 you repay the remaining $4,100 plus interest of the $9,100 received in May. We will then allocate to the Subaccount your $4,100 plus $405.49 ($900 x $4100/$9100).

                      Partial withdrawals from the Guarantee Account do not have to be repaid to receive your Guaranteed Minimum Income Payment but you may have to increase the amount of your scheduled Purchase Payments since amounts withdrawn from the Guarantee Account will not be available for Scheduled Installments. In addition, partial withdrawals may reduce your Death Benefit. See "The Death Benefit" provision in this prospectus.


                      For more information on surrenders and partial withdrawals, see the "Surrenders and Partial Withdrawals" provision in this prospectus.

                      Do I have a return privilege? Yes. You have the right to return the contract to us at our Service Center at the address listed on page 1 of this prospectus or to your registered representative within 15 days after its delivery (or longer if required by applicable law) and we will cancel the contract.

                      If you exercise this right, we will cancel the contract as of the Valuation Day we receive your contract with your written request to cancel. Upon receipt of such information, we will send you a refund equal to your Contract Value plus any deductions we have made from your Purchase Payments before their allocation to the contract. See the "Additional Information -- Return Privilege" provision in this prospectus. See "The Contract" provision in this prospectus for additional information.


                      What are the Federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until Income Payments begin. A distribution from the contract, which includes a full surrender or a partial withdrawal, or a payment of a death benefit, will generally result in taxable income if there has been an increase in Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Federal Tax Matters" provision of this prospectus.

Condensed Financial Information


                      The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Total Return Fund and the assessment of Variable Account charges. The Accumulation Unit value information for Accumulation Units outstanding for the period shown are as follows:



                                                                           Number of
                                          Accumulation     Accumulation  Accumulation
                                          Unit Value at    Unit Value at   Units at
Subaccount                             Beginning of Period End of Period End of Period Year
-------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares        $11.63           $11.87        101,224    2005
                                              10.91            11.63         32,826    2004
                                              10.00            10.91             --    2003
-------------------------------------------------------------------------------------------



                      The Total Return Fund -- Class 3 Shares were added to the product on May 1, 2006. Therefore, no Condensed Financial Information is available.


Investment Results

                      At times, the Variable Account may present its investment results or compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher.


                      Total returns assume an initial investment of $1,000 and include the reinvestment of all dividends and capital gains of the Total Return Fund and the deduction of Portfolio charges and expenses, the contract's mortality and expense risk charge and the administrative expense charge. Standardized total returns also reflect surrender charges. Premium taxes are not reflected in any of the calculations, but may apply. See the Statement of Additional Information for further information.

Financial Statements



                      The financial statements for the Company and the Variable Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 313-5282 or write to our Service Center at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.


The Company


                      We are a stock life insurance company that was incorporated in New York on February 23, 1988. We principally offer life insurance policies and annuity contracts. We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York 10017. Our Service Center is located at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

                      Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation and the Company. GNA Corporation is directly owned by Genworth Financial, Inc., a public company.


                      We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

The Variable Account

                      We established the Variable Account as a separate investment account on April 1, 1996. The Variable Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Variable Account to support the contract as well as for other purposes permitted by law.


                      Currently, only one Subaccount of the Variable Account is available under the contract. The Subaccount invests exclusively in shares of the GE Investments Funds, Inc. -- Total Return Fund. For contracts issued on or after May 1, 2006, the Subaccount invests in the Total Return Fund -- Class 3 Shares. For contracts issued before May 1, 2006, the Subaccount invests in the Total Return Fund -- Class 1 Shares.


                      The assets of the Variable Account belong to us. Nonetheless, we do not charge the assets in the Variable Account with liabilities arising out of any other business which we may conduct. The assets of the Variable Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Variable Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Variable Account are credited to or charged against the Variable Account without regard to the income, gains, or losses arising out of any other business we may conduct.

                      We registered the Variable Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Variable Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Variable Account by the SEC. You assume the full investment risk for all amounts you allocate to the Variable Account.


THE SUBACCOUNT
AND THE
GE INVESTMENTS
FUNDS, INC. -- TOTAL
RETURN FUND
                      The Subaccount of the Variable Account offered in the contract invests in shares of the Total Return Fund, which is registered with the SEC under the 1940 Act as an open-end management investment company. GE Investments Funds, Inc. recently adopted a multiple class plan for the Total Return Fund that took effect on May 1, 2006. Under the multiple class plan, all shares of the Total Return Fund outstanding on May 1, 2006 were redesignated as Class 1 shares and will remain the investment option for the Subaccount for contracts issued before May 1, 2006. For contracts issued on or after May 1, 2006, the Subaccount will invest in Class 3 shares, a new class of Total Return Fund shares.

                      Before investing in the contract, carefully read the prospectus for the Total Return Fund, along with this prospectus. We summarize the investment objective of the Total Return Fund in the following paragraph. There is no assurance that the Total Return

                      Fund will meet this objective. We do not guarantee any minimum value for the amounts allocated to the Variable Account. You bear the investment risk of investing in the Total Return Fund.

                      The investment objective and adviser to the Total Return Fund is as follows:


      Investment Objective                            Adviser
      --------------------------------------------------------------------
      Seeks the highest total return,     GE Asset Management Incorporated
      composed of current income and
      capital appreciation, as is
      consistent with prudent investment
      risk.
      --------------------------------------------------------------------


                      We will purchase shares of the Total Return Fund at net asset value and direct them to the Subaccount. We will redeem sufficient shares of the Total Return Fund at net asset value to pay Death Benefits, surrender proceeds, and partial withdrawals, to make Income Payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Total Return Fund in shares of the Total Return Fund at its net asset value on the date of distribution. In other words, we do not pay dividends or capital gains of the Total Return Fund to Owners as additional units, but instead reflect them in unit values.

                      Shares of the Total Return Fund are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

                      When the Total Return Fund sells its shares both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When the Total Return Fund sells its shares to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

                      The Total Return Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in the Total Return Fund could conflict. The Board of Directors of the Total Return Fund will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectus for the Total Return Fund for additional information.

                      Prior to May 1, 2006, we had in place an agreement with GE Asset Management Incorporated ("GEAM") under which GEAM paid us fees for performing administrative and other services relating to the Total Return Fund. The fees paid under that agreement were in amounts equal to a maximum of 0.35% of the average daily net assets of the Variable Account invested in the Total Return Fund on an annual basis. Effective May 1, 2006, we entered into a new Administrative Services Agreement with

                      GEAM pursuant to which GEAM will compensate us for providing services in the nature of "personal services and/or maintenance of shareholder accounts" as referenced in NASD Conduct Rule 2839(b)(9) and certain other administrative services delineated therein. GEAM compensates us in amounts equal to 0.05% of the average daily net assets of the Variable Account invested in the Total Return Fund on an annual basis. Payments of these amounts is not an additional charge to you by the Total Return Fund or by us, but is paid from GEAM out of its own resources.

                      With regard to Class 1 shares of the Total Return Fund, GE Investments Funds, Inc. has adopted an Investor Services Plan (the "Services Plan") pursuant to which the Total Return Fund may compensate us for performing certain investor services specified therein necessary to administer the contracts (including account maintenance, record-keeping, and other services) and to facilitate GE Investments Funds, Inc.'s provision of services to investors in Class 1 shares of the Total Return Fund. Pursuant to an Investor Services Agreement related to the Services Plan, GE Investments Funds, Inc. pays us for such services at an annual rate not to exceed 0.20% of the average daily net assets of the Total Return Fund attributable to Class 1 shares. The Services Plan and the Investor Services Agreement are effective May 1, 2006 and, therefore, no amounts were paid under the Services Plan during 2005.

                      With regard to Class 3 shares of the Total Return Fund, pursuant to Rule 12b-1 under the 1940 Act, the board of directors of GE Investments Funds, Inc. adopted an Investor Services and Distribution Plan (the "Distribution Plan") pursuant to which the Total Return Fund may compensate Capital Brokerage Corporation for performing certain services and incurring certain expenses in promoting and distributing Class 3 shares of the Total Return Fund. Pursuant to a distribution agreement between the GE Investment Funds, Inc. and its principal underwriter and an agreement between such principal underwriter and Capital Brokerage Corporation, the Total Return Fund pays Capital Brokerage Corporation for such services at a maximum annual rate of 0.30% of the average daily net assets of the Total Return Fund attributable to Class 3 shares. The Distribution Plan and the related agreements are effective May 1, 2006. Because Class 3 shares of the Total Return Fund were not available as the investment option under the contracts until May 1, 2006, no amounts were paid under the Distribution Plan during 2005.

VOTING RIGHTS
                      As required by law, we will vote shares of the Total Return Fund held in the Variable Account at special shareholder meetings based on instructions from you. The voting will be done in accordance with your instructions if you have Subaccount value or are receiving variable Income Payments. However, if the law changes and we are allowed to vote in our own right, we may elect to do so.

                      Before Income Payments begin, we will determine the number of votes which an Owner has the right to cast by dividing the value in the Subaccount by the net asset value of the Total Return Fund. In determining the number of votes, we will recognize fractional shares. On or after Income Payments begin, an Owner's voting interest, if any, is determined by dividing the dollar value of the liability for future variable Income Payments to be paid from the Subaccount by the net asset value of the Total Return Fund. We will designate a date for this determination not more than 90 days before the shareholder meeting.

                      We will vote shares of the Total Return Fund for which no timely instructions are received in the same proportion as those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

                      Whenever the Total Return Fund calls a shareholder meeting, Owners with voting interests in the Total Return Fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Total Return Fund will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

                      Since the Total Return Fund may engage in shared funding, other persons or entities besides us may vote shares of the Total Return Fund.



CHANGES TO THE
VARIABLE
ACCOUNT AND
THE SUBACCOUNT
                      We reserve the right, within the law, to make additions, deletions and substitutions for the Total Return Fund. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of the Total Return Fund should no longer be available, or if investment in the Total Return Fund should become inappropriate for the purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the Total Return Fund, and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the current investment option, however, we reserve our right to do so should the current investment option become inappropriate to maintain the guarantees under the contract. We will only substitute the current investment with an equity based investment option should we exercise our right to substitute the current investment option in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary approval of the SEC in accordance with the 1940 Act.

                      We also reserve the right to establish additional subaccounts, each of which would invest in a separate portfolio of GE Investments Funds, Inc., or in shares of another investment company, with a specified investment objective. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary approval of the SEC. Not all subaccounts may be available to all classes of contracts.


                      If permitted by law, we may create new variable accounts; deregister the Variable Account under the 1940 Act in the event such registration is no longer required; manage the Variable Account under the direction of a committee; or combine the Variable Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Variable Account to another separate account.


SCHEDULED
INSTALLMENTS TO
THE SUBACCOUNT --
POLICIES AND
PROCEDURES
                      We have not adopted policies and procedures with regard to frequent trading for this product. This product is unique compared to other variable annuity products because it only has one Subaccount investing in one Portfolio and transfers to that Subaccount may only be made at a prescribed period for a prescribed amount.

                      In order to receive your Guaranteed Minimum Income Payments, you must make all required Scheduled Installments to the Subaccount. Scheduled Installments may only be made on the Monthly Due Date and only in an amount predetermined at the time the contract is issued. You may not transfer assets from the Subaccount to the Guarantee Account. See "The Contract -- Purchase Payments" provision in this prospectus for more information.


                      The Total Return Fund may refuse Purchase Payments for any reason. In such case, if we cannot make the purchase request on the date of your Scheduled Installment, your Scheduled Installment will be made on the next Valuation Day.

The Guarantee Account

                      Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to the Variable Account and our other separate accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets in the General Account are chargeable with liabilities arising out of any business we may conduct.

                      Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in our Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures, or lack thereof, relating to the interests in the Guarantee Account and the General Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

                      We allocate Scheduled Purchase Payments received in advance of the Monthly Due Date to the Guarantee Account. We then will transfer the required amount to fund the Scheduled Installment to the Subaccount as of the Monthly Due Date.

                      In addition, any Purchase Payment received that is in an amount greater than one monthly Scheduled Installment but no greater than an amount which would cause your assets in the Guarantee Account to exceed an amount equal to 13 months of Scheduled Installments will be allocated to the Guarantee Account.

                      We determine the interest rates credited to assets in the Guarantee Account at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as Purchase Payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in the future, however, the interest rates credited will be at least the guaranteed interest rate shown in your contract.

The Contract

                      The contract is a scheduled purchase payment variable deferred annuity contract. We describe your rights and benefits below and in the contract.

PURCHASING A
CONTRACT
                      You may purchase a contract through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers will prepare and execute a contract. We then send the contract to you through your sales representative. See the "Sales of the Contract" provision in this prospectus.

                      If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial Purchase Payment, no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial Purchase Payment for no more than five business days. If the application cannot be completed within those five days, we will inform you of the reasons, and will return your initial Purchase Payment immediately (unless you specifically authorize us to keep the initial Purchase Payment until the application is complete). Once you complete your application, we must apply the initial Purchase Payment within two business days. Scheduled Purchase Payments will be applied to the Subaccount. Any amount received that is greater than one monthly Scheduled Installment amount but no greater than an amount causing your assets in the Guarantee Account to exceed 13 monthly Scheduled Installments will be allocated to the Guarantee Account. Any amount received that exceeds the amount permitted under the contract will be returned to you within 7 days. The date we apply the initial Purchase Payment becomes the Contract Date. We will apply any additional Purchase Payments received after the Contract Date on the Valuation Day on which they are received.

                      To apply for a contract, you must be of legal age in the State of New York. The person(s) designated as the Annuitant(s) must be younger than age 71.


                      We may sell the contract as Non-Qualified, as well as for use with certain qualified retirement plans. Please be aware that if you are purchasing the contract for use with a qualified retirement plan, the contract includes features such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. If you are purchasing this contract as a Qualified Contract, you should consider purchasing the contract for its death benefit, income benefits, or other benefits not related to tax deferral. Please consult a tax adviser to determine whether this contract is an appropriate investment for the qualified retirement plan.

                      Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract or variable life insurance policy for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract or life insurance policy to make Scheduled Purchase Payments or subsequent Purchase Payments (provided the amount received from the 1035 exchange does not exceed 13 months of Scheduled Installments). Before making an exchange to acquire this contract, you should carefully compare this product to your current contract or policy. Your may have to pay a surrender charge under your current contract or policy to exchange it for this contract, and this contract has its own surrender charges which would apply to you. The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract or policy. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange your current contract or policy for this contract unless you determine, after evaluating all of the facts, that the exchange in your best interest. Please note that the person who sells you this contract will generally earn a commission.

OWNERSHIP
                      As Owner(s), you have all the rights under the contract, subject to the rights of any irrevocable beneficiary. Ownership rights may be restricted by court orders, child support or tax collection actions or other legal proceedings.

                      Two persons may apply for a contract as Joint Owners. Joint Owners have equal undivided interests in their contract. This means that each may exercise any ownership rights on behalf of the other except for ownership changes. Joint Owners also have the right of survivorship. This means if a Joint Owner dies, his or her interest in the contract passes to the surviving Owner. You must have our approval to add a Joint Owner after we issue the contract. Joint Owners added after the Contract Date must be spouses. We may require additional information, such as a copy of your marriage certificate, if Joint Ownership is requested after the Contract Date. During the Annuitant(s)'s life, you can change any non-natural Owner to another non-natural Owner.

                      Except for non-natural Owners, an Owner must be an Annuitant. Therefore, if two natural persons are Joint Owners, they must be Joint Annuitants, unless the contract is issued as an IRA. If the contract is issued as an IRA, there may only be one Owner, but there may be Joint Annuitants provided one of the Joint Annuitants is also the Owner. You cannot change the Annuitant(s) without our consent. If any Owner is not a natural person, a Joint Annuitant cannot be added or removed after the contract is issued.

ASSIGNMENT
                      An Owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract as collateral security for a loan. An assignment must occur before the Annuity Commencement Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Service Center, the assignment will become effective as of the date the written request was signed.

                      Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.

                      We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Service Center receives sufficient direction from the Owner and the assignee regarding the proper allocation of contract rights.

                      Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% loss of the amount included in gross income.

                      Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect. See the "Federal Tax Matters" provision of this prospectus.

GUARANTEED
MINIMUM
INCOME
PAYMENTS
                      The contract offers you guaranteed periodic annuity benefits that can protect your investment against the adverse results of poor Subaccount performance. If you make all Scheduled Installments on time and pay back the amount of any partial withdrawal received from the Subaccount with interest within one year of the partial withdrawal (but not later than the Annuity Commencement Date which must be a date at least 10 years from the date the contract is issued), then we guarantee that no matter how the Subaccount performs, each Monthly Income Payment you receive will never be less than the amount of the Guaranteed Minimum Income Payment.

                      Should you miss a Scheduled Installment, you may still meet the requirements for making Scheduled Installments:

                        (1) if you pay any missed Scheduled Installment(s) and
                            any missed monthly billing fee(s), with interest, within one year of the due date of the missed Scheduled Installment (but not later than the Annuity Commencement Date which must be a date at least 10 years from the date the contract is issued); and

                        (2) you make no more than 24 Scheduled Installments
                            over the life of the contract outside of the grace period (within 30 days after the date each Scheduled Installment is due).

                      Should you fail to meet the conditions listed above, you may still be entitled to reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule under the contract. See the "Guaranteed Minimum Income Payments" section later in this prospectus for additional information. If you do not meet the conditions listed above, and you are not entitled to reduced Guaranteed Minimum Income Payments under the contract, you can still receive Income Payments on the Annuity Commencement Date, but you will lose your right to the guaranteed minimum.

PURCHASE
PAYMENTS
                      General. Purchase Payments received will be allocated as follows:

                        (1) Any Scheduled Purchase Payment made on or after the
                            Monthly Due Date for purposes of satisfying a Scheduled Installment will be allocated to the Subaccount;

                        (2) Any Scheduled Purchase Payment made for purposes of
                            satisfying a Scheduled Installment, but received prior to that installment's Monthly Due Date will be allocated to the Guarantee Account until the Monthly Due Date. On the Monthly Due Date, that Purchase Payment will be transferred to the Subaccount;

                        (3) Any Purchase Payment received that is in an amount
                            greater than one monthly Scheduled Installment but no greater than an amount which would cause the assets in the Guarantee Account to be greater than that amount equal to 13 months of Scheduled Installments will be allocated to the Guarantee Account.

                      Transfers or payments to the Subaccount cannot be greater than the Scheduled Installment amount. Scheduled Installments can be made by:

                        (1) Scheduled Purchase Payments; or

                        (2) transfers from the Guarantee Account (Purchase
                            Payments made to the Guarantee Account may not cause assets in the Guarantee Account to be greater than an amount equal to 13 months of Scheduled Installments).

                      The total Purchase Payments for all contracts issued to any one Owner and/or Annuitant cannot exceed $2,000,000 without prior approval from the Company. See the "Purchase Payment Allocation Table" in the "Synopsis" provision of this prospectus for more information.

                      Establishing Scheduled Installments. We determine your right to receive the Guaranteed Minimum Income Payments in part, by the timely payment of the Scheduled Installments. Scheduled Installments are the monthly investments that you must make to the Subaccount during the Accumulation Period of your contract.

                      We establish the amount and number of Scheduled Installments when we issue your contract. Once established, the number and amount of the monthly Scheduled Installments cannot be changed. The amount and number of monthly Scheduled Installments depends in part on the amount of Guaranteed Minimum Income Payments and the Annuity Commencement Date you request at the time of application.

                      Guaranteed Minimum Income Payments and Amount of Scheduled Installments. The Guaranteed Minimum Income Payment is the minimum Monthly Income Payment we promise to pay beginning on the Annuity Commencement Date (the Annuity Commencement Date must be selected at the time of application and must be a date at least 10 years from the date the contract is issued) and continuing for the lifetime of the Annuitant(s) (or, if such Annuitant(s) dies before the end of a certain stated number of years, for that number of years) provided you have met the conditions necessary to receive the payments.

                      In the event that an Owner marries after we issue the contract, upon our approval, he or she may add their spouse as a Joint Owner and/or Joint Annuitant before the Annuity Commencement Date. If we approve the change, the amount and duration of your Scheduled Installments will not change; however, we will reduce the amount of your Guaranteed Minimum Income Payments because we expect to make such payments for a longer period of time (i.e., until the death of the last surviving spouse). The Guaranteed Minimum Income Payments will be reduced as if the spousal Joint Owner was added to the contract on the Contract Date.

                      When you apply for a contract, your application must provide us with:

                         . the Annuity Commencement Date (which may not be
                           changed after the contract is issued);

                         . the age (and for Non-Qualified Contracts, the
                           gender) of the Annuitant(s);

                         . the Accumulation Period (the Accumulation Period
                           must be at least 10 years);

                         . the minimum number of years (between 10 and 50, in
                           five year increments) for which you would like Income Payments to be made; and

                         . one of the following items of information:

                         -- the amount of the Guaranteed Minimum Income Payment
                            you want; or

                         -- how much you want to pay in Scheduled Purchase
                            Payments.

                      With either item of information, we can determine the other item.

                      You may not change your Annuity Commencement Date after your contract is issued. Your Annuity Commencement Date must be at least 10 years from the date the contract is issued.

                      When we compute the amount of your Guaranteed Minimum Income Payments that your Scheduled Installments purchase, we consider a number of factors, including:

                         . expected mortality;

                         . persistency;

                         . length of Accumulation Period;

                         . length of certain period;

                         . expected investment performance; and

                         . length of maintenance, acquisition and distribution
                           expenses.

                      Most of these factors may vary from one Owner and/or one market to another. Of the factors listed, the ones most likely to vary by market are: expected mortality, expected persistency, as well as acquisition and distribution expenses.

                      Mortality is dependent on many things, including age, gender, occupation, smoking status, socio-economic status, marital status, place of residence, etc. Age and gender are expressly reflected in the calculation of the Guaranteed Minimum Income Payment.

                      Persistency is also (or can be) impacted by age, occupation, socio-economic status, marital status, etc. Persistency is not directly used in the calculation of the Guaranteed Minimum Income Payment but is an important consideration in the pricing process that determines the level of Guaranteed Minimum Income Payment we can offer.

                      Acquisition and distribution expenses vary by the market in which the contract is sold, e.g. a group sale generally has lower distribution costs per dollar of Purchase Payment than an equivalent number of individual sales. Distribution expenses are not directly reflected in the calculation of the Guaranteed Minimum Income Payment but are an important consideration in the pricing process.

                      We will not necessarily reflect any or all of these factors in determining the Guaranteed Minimum Income Payment formula for a given market. We reserve the right to recognize the impact of these differences should we sell into markets where one or more of the factors is present.

                      Once your contract is issued and your Guaranteed Minimum Income Payments determined, the amount and number of Scheduled Installments determined necessary to obtain your Guaranteed Minimum Income Payments will not change.

                      See the "Guaranteed Minimum Income Payments" provision in this prospectus.


                      Making Scheduled Installments. You must make Scheduled Installments on the Monthly Due Date. For contracts issued on or after May 1, 2006, the minimum monthly Scheduled Installment is $250. For contracts issued prior to May 1, 2006, the minimum monthly Scheduled Installment is $100. You may make Scheduled Installments to the Subaccount in one of the following ways:


                        (1) by making Scheduled Purchase Payments when due; or

                        (2) by making transfers from the Guarantee Account
                            (Purchase Payments made to the Guarantee Account may not cause assets in the Guarantee Account to be greater than an amount equal to 13 months of Scheduled Installments).

                      We allocate a Scheduled Purchase Payment received before its Monthly Due Date to the Guarantee Account. We will transfer that early payment from the Guarantee Account to the Subaccount on the Monthly Due Date. In the event that we do not receive your Scheduled Purchase Payment on or before its Monthly Due Date, we will use any Guarantee Account value to make up the missed Scheduled Purchase Payment. If the Guarantee Account value is insufficient for this purpose and the 30-day grace period has expired, then that Scheduled Installment is considered missed.


                      Transfers cannot be made to the Subaccount investing in the Total Return Fund at any time other than on the Monthly Due Date. Therefore, this product due to its design and one available Subaccount will not permit frequent transfers among investment options.


GRACE PERIOD
                      The contract permits a 30-day grace period for the payment of each Scheduled Installment. This grace period begins the day after the Monthly Due Date for the Scheduled Installment. If the Scheduled Installment remains in default past the end of the grace period, an interest rate at an effective annual rate of 6% will be charged to all outstanding amounts. If the Scheduled Installment(s) remains in default past 12 months from the original due date, you will lose the right to Guaranteed Minimum

                      Income Payments unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule.

REINSTATEMENT
                      We will notify you of any delinquent payments on subsequent billing notices. In addition, if more than 9 months have passed from the date of the missed Scheduled Installment, we will send you a written notice once per month, up to the 12th month, that you are in danger of forfeiting your right to the Guaranteed Minimum Income Payments. You may reinstate your right to the Guaranteed Minimum Income Payment by paying the missed Scheduled Installment(s), or the missing portion thereof, within the earlier of:

                        (1) one year of its Monthly Due Date; or

                        (2) the Annuity Commencement Date.

                      You also must pay us the missed Scheduled Installment(s), as well as interest at an annual rate of 6%. Interest accrues from the date of the end of the grace period for the missed Scheduled Installment(s) (or portion thereof) until the date of the next Monthly Due Date following the receipt of the payment. In addition, you must repay any missed monthly billing fees. We will notify you of the exact amount you owe.

                      We allocate Purchase Payments for the missed portion of the Scheduled Installments to the Subaccount as of the Valuation Day that we receive them.

                      We apply Purchase Payments representing less than the full amount owed in connection with a missed Scheduled Installment in the following order:

                        (1) to the missed portion of the Scheduled Installment;

                        (2) any missed monthly billing fee(s); and then

                        (3) interest on any missed Scheduled Installment(s).

                      If more than one Scheduled Installment is missed, we apply any Purchase Payment you make to pay the most recently missed Scheduled Installment (or portion thereof). We will reinstate your right to receive full Guaranteed Minimum Income Payments only after you have paid us all of your missed Scheduled Installments, all monthly billing fees, and any interest you owe on the foregoing. To retain your right to full Guaranteed
                      Minimum Income Payments, you may make no more than 24 Scheduled Installments outside the grace period over the life of your contract. If you fail to pay any Scheduled Installment with any interest that is charged on it within one year from its Monthly Due Date (but not later than the Annuity Commencement Date which must be a date at least 10 years from the date the contract is issued), and any missed monthly billing fees, you forfeit your right to receive the Guaranteed Minimum Income Payments and you cannot reinstate it, (but may still be eligible for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule in accordance with the terms of your contract). See the "Guaranteed Minimum Income Payments" provision of this prospectus.

SCHEDULED
PURCHASE
PAYMENTS
                      When we issue a contract, we will send you a contract data page which includes your schedule of Scheduled Purchase Payments. The minimum Scheduled Purchase Payment is $25.00.


                      You may make Scheduled Purchase Payments through automatic transfers from your bank account (i.e., electronic fund transfers). Doing this helps ensure that you will make your Scheduled Purchase Payments on the Monthly Due Date. Prior to May 1, 2006, we charged a $10.00 per month billing fee for sending you monthly "bills" and manually processing payments if you did not use electronic fund transfers for your Scheduled Purchase Payments. This $10.00 fee was in addition to any required Scheduled Purchase Payment. The $10.00 fee was taken prior to the allocation of your Scheduled Purchase Payment to the Subaccount. Effective May 1, 2006, we will no longer assess the monthly billing fee. Any missed monthly billing fees accrued before May 1, 2006, however, will not be waived.


                      In addition, any Purchase Payment received that is in an amount greater than one monthly Scheduled Installment but no greater than an amount which would cause your assets in the Guarantee Account to exceed an amount equal to 13 months of Scheduled Installments will be allocated to the Guarantee Account. These payments will be used to make your monthly Scheduled Installments for the number of months the payments received will allow. Amounts allocated to the Guarantee Account can never be greater than an amount equal to 13 months Scheduled Installments at any one time.

                      We will return within 7 days of receipt, any Purchase Payment (or any portion thereof) that causes the amount allocated to the Guarantee Account to exceed 13 months of Scheduled Installments. The total Purchase Payments for all contracts issued to any one Owner cannot exceed $2,000,000 without prior approval from the Company.

ALLOCATION OF
PURCHASE
PAYMENTS
                      We allocate Scheduled Purchase Payments received on the Monthly Due Date, as well as any payments past due that we receive, directly to the Subaccount on the Valuation Day we receive such payment. We allocate any Scheduled Purchase Payment we receive before the Monthly Due Date to the Guarantee Account, and transfer that payment to the Subaccount as of the Monthly Due Date. Any amount received that is greater than your monthly Scheduled Purchase Payment will be allocated to the Guarantee Account. However, Purchase Payments received must not cause your assets allocated to the Guarantee Account to exceed an amount equal to 13 Scheduled Installments. Any amount received that causes the Guarantee Account to exceed 13 Scheduled Installments will be returned to you within 7 days of receipt. Amounts in the Guarantee Account will then be transferred systematically on a monthly basis to the Subaccount in the amount of your Scheduled Installments until your assets in the Guarantee Account are liquidated.

                      Purchase Payment Allocation Table


       Type of Payment          When Received           Where Allocated
  ---------------------------------------------------------------------------
  Scheduled Purchase Payment Monthly Due Date     Subaccount
  or portion thereof
  ---------------------------------------------------------------------------
  Scheduled Purchase Payment Before Monthly Due   Guarantee Account
  or portion thereof         Date
  ---------------------------------------------------------------------------
  Scheduled Purchase Payment After Monthly Due    Subaccount for any past due
  or portion thereof         Date                 Scheduled Installment, then
                                                  Guarantee Account for
                                                  remainder
  ---------------------------------------------------------------------------
  Purchase Payment in an     On or After Contract Guarantee Account
  Amount Greater than        Date
  Scheduled Purchase Payment
  ---------------------------------------------------------------------------

VALUATION OF
ACCUMULATION
UNITS
                      Upon allocation or transfer to the Subaccount, we convert payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the dollar amount directed to the Subaccount by the value of an Accumulation Unit for the Subaccount on the Valuation Day on which the Scheduled Purchase Payment is invested in the Subaccount. Therefore, Scheduled Purchase Payments allocated to the Subaccount increase the number of Accumulation Units credited to the contract.

                      Partial withdrawals, surrenders, payment of a Death Benefit, and the application of Subaccount Value to acquire Monthly Income Payments on the Annuity Commencement Date all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions relating to the event.

                      The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10.00. On any Valuation Day, we determine your Subaccount Value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.


                      The net investment factor is an index used to measure the investment performance of the Subaccount from one Valuation Period to the next. The net investment factor for the Subaccount for any Valuation Period reflects the change in the net asset value per share of the Total Return Fund from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution. Also, we take into account a charge or credit for any reserved taxes, which we determine to have resulted from the operations of the Subaccount.

                      The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Total Return Fund because of the deduction of Variable Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Surrenders and Partial Withdrawals

                      We will allow the surrender of the contract or a partial withdrawal of your Contract Value, subject to the conditions set forth below.

                      You may take a partial withdrawal or surrender at any time before the Annuity Commencement Date. Partial withdrawals must be at least $100. A partial withdrawal or surrender is effective as of the Valuation Day we receive your request at our Service Center in a form acceptable to us. Unless you request otherwise, we will take any partial withdrawal:

                        (1) first from the Guarantee Account; and

                        (2) then from the Subaccount.

                      Partial withdrawals and surrenders may be subject to surrender charges. When taking a partial withdrawal, any applicable surrender charge and/or any applicable premium tax will be taken from the amount withdrawn. See the "Charges and Deductions" provision in this prospectus. A partial withdrawal may also reduce the amount of your Death Benefit. See the "Death Benefit" provision in this prospectus.

                      You may need to make Scheduled Purchase Payments when you otherwise would not if you take partial withdrawals from the Guarantee Account, since such amounts will no longer be available for monthly Scheduled Installments.

                      You may elect to surrender your contract at any time after the issue date and receive a lump sum payment, subject to a surrender charge. After 12 months from the date the contract is issued, you may surrender your contract and elect one of the Optional Payment Plans. If you elect to surrender your contract, a surrender charge will apply unless you elect Optional Payment Plan 1 or Optional Payment Plan 2 (with a period certain of 10 or more years). Your surrender charge will be waived if you surrender your contract and apply the assets to Optional Payment Plan 1 or Optional Payment 2 (with a period certain of 10 or more years). If you elect to surrender your contract and apply the assets to any Optional Payment Plan, you will lose all rights to Guaranteed Minimum Income Payments under the contract. We will calculate any Surrender Value as of the Valuation Day your request for surrender is received at our Service Center.

                      You may also surrender your contract on the Annuity Commencement Date (which must be a date at least 10 years from the date the contract is issued) for the Contract Value as of that Valuation Day, without any surrender charge. In order to receive the lump sum payment, you must notify us at our Service Center of your intent to receive a lump sum payment on the Annuity Commencement Date within at least 10 business days and not more than 90 days prior to the Annuity Commencement Date. You will lose any Guaranteed Minimum Income Payments upon annuitization if you elect to receive a lump sum payment. If an Owner dies after notification is received, but prior to the Annuity Commencement Date, payment will be made in accordance with the "Death Benefit Upon Death of An Owner Before the Annuity Commencement Date" provision in this prospectus.

                      Partial withdrawals and surrenders may be subject to surrender charges. When taking a partial withdrawal, any applicable surrender charge and any applicable premium tax will be taken from the amount withdrawn. See the "Charges and Other Deductions" provision in this prospectus. A partial withdrawal may also reduce the amount of your Death Benefit. See "The Death Benefit" provision in this prospectus.

                      We will delay making a payment if:

                        (1) the disposal or valuation of the Variable Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Variable
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our Owners.

                      Rules and regulations of the SEC may prescribe as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since Owners will not have access to their account.

                      In addition, we are required by state law to reserve the right to defer payments from the Guarantee Account for partial withdrawals and surrenders for up to six months from the date we receive your payment request. See the "Requesting Payments" provision of this prospectus for more information on circumstances in which we may delay making payments under the contract.

                      You may be subject to an ordinary income tax and a 10% IRS penalty tax, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal. A surrender or a partial withdrawal may also be subject to income tax withholding. See the "Federal Tax Matters" provision in this prospectus.

                      Telephone Withdrawals. You may take partial withdrawals under your contract by writing us in a form acceptable to us, or calling us provided we received your prior written authorization to take partial withdrawals over the telephone at our Service Center. You only can surrender your contract by writing our Service Center.

                      We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others:

                         . requiring you or a third party you authorized to
                           provide some form of personal identification before we act on the telephone instructions;

                         . confirming the telephone transaction in writing to
                           you or a third party you authorized; and/or

                         . tape-recording telephone instructions.

                      If we do not follow reasonable procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit or prohibit telephone withdrawals.


                      To request a telephone withdrawal, please call us at
                      (800) 313-5282.


                      Special Note on Reliability. Please note that our telephone system may not always be available. Any telephone system, whether it is ours, yours, your service provider's or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service Center at the address listed on page 1 of this prospectus.

                      Repayment of Partial Withdrawals of Subaccount Value. To remain eligible to receive Guaranteed Minimum Income Payments (or partial Guaranteed Minimum Income Payments if you are eligible for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule in accordance with the terms of your contract), you must repay the amount of any partial withdrawal received from the Subaccount plus any applicable interest on the amount received within one year from the date of the partial withdrawal, but no later than the Annuity Commencement Date (such date must be a date at least 10 years from the date the contract is issued). If the repayment is not made by the Monthly Due Date next following the date of the partial withdrawal, we will charge you interest at an effective annual rate of 6% on the total amount withdrawn from the Subaccount.

                      It is important to understand that, because surrender charges may apply, the amount you receive from the Subaccount may not be the same as the amount we withdraw from the Subaccount. You must repay the amount you received from the Subaccount, plus interest and any premium taxes paid on the partial withdrawal. Therefore, the amount you repay includes:

                         . the amount you receive from the Subaccount; plus

                         . interest we assess on the amount withdrawn from the
                           date of the partial withdrawal until the date of repayment; plus

                         . the amount of any premium taxes assessed on amounts
                           withdrawn from the Subaccount.

                      We allocate any repayment (after deducting for interest) to the Subaccount as of the date we receive it. When you repay the amount of each partial withdrawal from the Subaccount within 12 months of the partial withdrawal, we will reimburse the Subaccount in the amount of the surrender charge taken for the repaid amount. The reimbursed amount will come from the assets of our General Account. Such amounts will be allocated to the Subaccount on the same Valuation Day your repayment of the partial withdrawal is received.

                      You should consult your tax adviser concerning repayments as we consider repayments after deducting interest charges to be new Purchase Payments for tax purposes (i.e., if the repayment is withdrawn again, that partial withdrawal will be taxed). In addition, taking a partial withdrawal may subject you to an ordinary income tax, AND a 10% IRS penalty tax if you are younger than age 59 1/2 at the time the partial withdrawal is taken. You may be subject to the income tax and penalty tax EVEN IF YOU REPAY ALL AMOUNTS OUTSTANDING. Consequently, it is very important that you consult your tax adviser prior to taking any partial withdrawals.

                      If you take multiple partial withdrawals, we will apply repayments to the most recent partial withdrawal first.

                      Partial withdrawals from the Guarantee Account do not have to be repaid to maintain your right to Guaranteed Minimum Income Payments. Generally, taking partial withdrawals from the Guarantee Account will not affect your right to receive Guaranteed Minimum Income Payments. However taking partial withdrawals from the Guarantee Account may require you to make Scheduled Purchase Payments (or higher Scheduled Purchase Payments). If such Scheduled Purchase Payments are not made, you could lose your right to receive the Guaranteed Minimum Income Payments.

                      Surrender Value. The amount payable on surrender of the contract is the Surrender Value as of the date our Service Center receives your surrender request in a form acceptable to us. The Surrender Value equals the Contract Value on the Valuation Day our Service Center receives your request, less any applicable surrender charge and any applicable premium tax charge. We will pay the Surrender Value in a lump sum, unless you elect one of the Optional Payment Plans. See the "Optional Payment Plans" provision in this prospectus. We may waive surrender charges upon surrender if you elect certain Optional Payment Plans. See the "Charges and Other Deductions" provision in this prospectus.

Charges and Other Deductions

                      We will deduct the charges described below to cover our costs and expenses, the services provided, and our risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

                         . processing applications for and issuing the
                           contracts;

                         . maintaining records;

                         . monthly billing and electronic fund transfer
                           transactions;

                         . administering Income Payments;

                         . furnishing accounting and valuation services
                           (including the calculation and monitoring of daily Subaccount values);

                         . reconciling and depositing cash receipts;

                         . providing contract confirmations and periodic
                           statements;

                         . maintaining an internet service site; and

                         . providing toll-free inquiry services.

                      The risks we assume include:

                         . the risk that the Guaranteed Minimum Income Payments
                           will exceed the calculated variable Income Payments;

                         . the risk that the Death Benefit will be greater than
                           the Surrender Value;

                         . the risk that Annuitant(s) will live longer than we
                           assumed in calculating the contract guarantees (these guarantees are incorporated in the contract and cannot be changed); and

                         . the risk that our costs in providing the services
                           will exceed our revenues from contract charges (which cannot be changed).

                      The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits stated in the contract. For example, surrender charges we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

SURRENDER
CHARGES
                      We may assess a surrender charge on partial withdrawals or surrenders of Contract Value.

                      Unless we receive other instructions, we will first withdraw amounts from:

                        (1) the Guarantee Account; then

                        (2) from the Subaccount.

                      We will deduct any surrender charge from the amounts you withdraw.

                      The surrender charge for amounts partially withdrawn or surrendered from the Subaccount and/or the Guarantee Account is a percentage of the lesser of:

                        (1) Scheduled Installments made to date and not
                            previously withdrawn (partial withdrawals repaid within 12 months are not considered withdrawals for purposes of the surrender charge calculation); and

                        (2) the amount withdrawn.

                      The surrender charge percentage is as follows:

                                             Surrender Charge
                                     (as a percentage of the lesser of
               Contract Year in       Scheduled Installments made to
          which Surrender or Partial date and not previously withdrawn
              Withdrawal is Made         and the amount withdrawn)
          ------------------------------------------------------------
                      1                             9%
                      2                             8%
                      3                             7%
                      4                             6%
                      5                             5%
                      6                             4%
                      7                             3%
                      8                             2%
                 9 and after                        1%
          ------------------------------------------------------------

                      Examples:


                       Assuming:

                          . you have made Purchase Payments of $18,000;

                          . your Contract Value is $20,000 ($17,000 in the
                            Subaccount and $3,000 in the Guarantee Account), $15,000 of which is from Scheduled Installments;

                          . you request a partial withdrawal of $10,000 in
                            Contract Year 5; and

                          . you are not eligible for reduced Guaranteed Minimum
                            Income Payments.

                       Your surrender charge will be $500 (the lesser of 5% of $10,000 and 5% of $15,000). We take the partial withdrawal from the Guarantee Account ($3,000) and from the Subaccount ($7,000). You will receive a net check of $9,500 assuming there are no premium taxes or income taxes withheld. To reinstate your Guaranteed Minimum Income Payment you must repay the $6,650 to the Subaccount within 12 months of the partial withdrawal. In addition, you must pay interest to us (assessed on the $6,650 received) within 12 months of the partial withdrawal.

                      The following chart depicts the partial withdrawal.

                                                            Amount to
                                                            Reinstate
                                                            Guaranteed
                                                     Net     Minimum      Amount    Account
           Beginning           Remaining           Amount     Income      we add     Value
           Contract   Amount   Contract  Surrender Paid to   Payment      to the     After
 Account     Value   Withdrawn   Value    Charge     You   (+ Interest) Subaccount Repayment*
---------------------------------------------------------------------------------------------
Subaccount  $17,000   $ 7,000   $10,000   $(350)   $6,650     $6,650       $350     $17,000
                                                           (+ interest)
---------------------------------------------------------------------------------------------
Guarantee   $ 3,000   $ 3,000   $     0   $(150)   $2,850     $    0       $  0     $     0
Account
---------------------------------------------------------------------------------------------
Total       $20,000   $10,000   $10,000   $(500)   $9,500     $6,650       $350     $17,000
                                                           (+ interest)
---------------------------------------------------------------------------------------------

                      * Assuming no growth in the Subaccount.

                       However, if you withdraw $17,000, your surrender charge will be $750 (5% of $15,000). The remaining value in the Guarantee Account is $0 and the remaining value in the Subaccount is $3,000. You will receive a net check of $16,250 assuming there are no premium taxes or income taxes withheld. To reinstate your right to Guaranteed Minimum Income Payments you must repay to the Subaccount $13,400 within 12 months of the partial withdrawal. In addition, you must pay interest to us (assessed on the $13,400 received) within 12 months of the partial withdrawal.

                       You will not be assessed a surrender charge on any amounts withdrawn greater than the amount of Scheduled Installments made.

                      Current market conditions may affect the impact of the surrender charges on your contract.

                       Assuming the amount of Scheduled Installments made to date equals $10,000, your Contract Value equals $20,000, and you fully surrender your contract in the third Contract Year, we would assess a surrender charge of $700 (7% of $10,000) with a net check to you of $19,300 assuming there are no premium taxes or income taxes withheld. However, if there is a market decline so your Contract Value is $9,000, and you request a full surrender, we would assess a surrender charge of $630 (the lesser of 7% of $9,000 and 7% of $10,000) with a net check to you of $8,370 assuming there are no premium taxes or income taxes withheld.

                      Waiver of Surrender Charges. We will waive all surrender charges if you surrender your contract and apply your Contract Value to one of the following Optional Payment
                      Plans:

                        (1) Optional Payment Plan 1 (Life Income with Period
                            Certain); or

                        (2) Optional Payment Plan 2 (Joint Life and Survivor
                            Income).

                      If you elect one of the above Optional Payment Plans, then the amount applied to the plan will be your Contract Value, minus any premium tax.

                      See the "Optional Payment Plans" provision in this prospectus.

                      In addition, you may also surrender your contract on the Annuity Commencement Date (which must be at least 10 years from the date the contract is issued) for the Contract Value as of that Valuation Day, without any surrender charge. In order to receive the lump sum payment, you must notify us at our Service Center of your intent to receive a lump sum payment on the Annuity Commencement Date within at least 10 business days and not more than 90 days prior to your Annuity Commencement Date. You will lose any Guaranteed Minimum Income Payments upon annuitization if you elect to receive a lump sum payment. If an Owner dies after notification is received, but prior to the Annuity Commencement Date, payment will be made in accordance with the "Death Benefit Upon Death of An Owner Before the Annuity Commencement Date" provision in this prospectus.

ASSET CHARGE
                      We deduct from the Subaccount an amount, computed daily, equal to an effective annual rate of 1.50% of the average daily net assets of the Subaccount. We assess this charge when we compute the net investment factor. The asset charge reduces the value of Accumulation Units and Annuity Units. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.35%.


MONTHLY
BILLING FEE
                      Prior to May 1, 2006, we charged you a $10.00 per month billing fee if you did not use electronic fund transfers for your Scheduled Purchase Payments. Effective May 1, 2006, we will no longer assess the monthly billing fee. Any missed monthly billing fees accrued before May 1, 2006, however, will not be waived. We will add the monthly billing fee to the amount of your Scheduled Purchase Payment, and deduct the charge from your payment before we apply that Scheduled Purchase Payment to the Subaccount.


DEDUCTIONS
FOR TAXES
                      We will deduct charges for any premium tax or other tax levied by any governmental entity either from Purchase Payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, Income Payments, and Death Benefit payments).

                      The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. The amount of premium tax assessed depends upon the laws of the state in which you reside. The premium tax generally ranges from 0.0% to 3.5%.


OTHER CHARGES
AND DEDUCTIONS
                      The Total Return Fund incurs certain fees and expenses. To pay for these charges, the Total Return Fund makes deductions from its assets. The deductions are described more fully in the prospectus for the Total Return Fund.

                      We assess interest charges at an effective annual rate of 6% on any missed Scheduled Installment. Prior to May 1, 2006, we would also assess a $10.00 monthly billing fee from the date of the missed Scheduled Installment to the date of repayment. In addition, we also assess interest at an annual effective rate of 6.0% on any partial withdrawal taken from the Subaccount. This interest is assessed from the date of the partial withdrawal until the date of the repayment. See "The Contract" and the "Surrenders and Partial Withdrawals" provisions in this prospectus.


                      We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to broker-dealers for selling the contracts. You do not directly pay these commissions, we do. We intend to recover the commissions, marketing, administrative and other expenses and the cost of contract benefits through fees and charges imposed under the contract. See the "Sales of the Contract" provision in this prospectus.

The Death Benefit

DEATH BENEFIT
UPON DEATH OF
AN OWNER
BEFORE THE
ANNUITY
COMMENCEMENT
DATE
                      If any Owner, other than a spousal Joint Owner (or Annuitant, if the Owner is a non-natural person) dies before the Annuity Commencement Date, we will pay a Death Benefit to the Designated Beneficiary. See the "Required Distributions" provision in this prospectus. The amount of proceeds available is the Death Benefit.

                      We calculate the Death Benefit as of the Valuation Day that we receive due proof of death and all required forms at our Service Center. Until we receive due proof of death and all required forms, Purchase Payments, if received, will continue to be applied to the Guarantee Account and/or the Subaccount, as appropriate. Further, until we receive complete written settlement instructions from the Designated Beneficiary, values adjusted for transfers will remain in the Variable Account and the Guarantee Account. The Death Benefit therefore will fluctuate with the performance of the Variable Account.

                      Upon receipt of due proof of death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to a finding of death) and all required forms, we will process the Death Benefit in accordance with your or your Designated Beneficiary's instructions, subject to distribution rules and termination of contract provisions described elsewhere.

                      Unless otherwise required to be distributed pursuant to the distribution rules stated below, we will pay Death Benefit proceeds in a lump sum unless you or your Designated Beneficiary elect one of our Optional Payment Plans. See the "Optional Payment Plans" provision in this prospectus.

DEATH BENEFIT
AMOUNT
                      The Death Benefit equals the greater of:

                         . the sum of Purchase Payments received minus partial
                           withdrawals as of the Valuation Day we receive due proof of death and all required forms at our Service Center; and

                         . the Contract Value as of the Valuation Day we
                           receive due proof of death and all required forms at our Service Center.

REQUIRED
DISTRIBUTIONS
                      In certain circumstances, federal tax law requires that distributions be made under the contract upon the death of:

                         . an Owner or Joint Owner; or

                         . the Annuitant or Joint Annuitant, if any Owner is a
                           non-natural person (i.e., an entity, such as a trust or corporation).

                      The discussion below describes the methods available for distributing the value of the contract upon death.

                      At the death of any Owner (or any Annuitant, if the Owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the Designated Beneficiary:

                        (1) Owner or Joint Owner;

                        (2) Primary Beneficiary;

                        (3) Contingent Beneficiary; or

                        (4) Owner's estate.

                      If there is more than one Designated Beneficiary, we will treat each one separately in applying the distribution rules prescribed by the tax laws as briefly described in the "Distribution Rules" provision below.

DISTRIBUTION
RULES
                      The distributions required by federal tax law differ depending on whether the Designated Beneficiary is the spouse of the deceased Owner (or of the Annuitant, if the contract is owned by a non-natural entity). Upon receipt of due proof of death and all required forms, the Designated Beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed below.

                         . Spouses -- If the Designated Beneficiary is the
                           surviving spouse of the deceased, and a Joint Annuitant, except under certain types of Qualified Contracts, we will continue the contract in force with the surviving spouse as the new Owner and as the sole Annuitant. For contracts issued as IRAs (or custodial IRAs), if the Designated Beneficiary is the surviving spouse of the deceased and the Joint Annuitant, then the surviving spouse (or the custodian for the benefit of the surviving spouse) may continue the contract. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. In that case, the rules for non-spouses will apply. If the Designated Beneficiary is the surviving spouse of the deceased person but not a Joint Annuitant, the rules for non-spouses will apply.

                         . Non-Spouses -- If the Designated Beneficiary is not
                           the surviving spouse of the deceased person, the contract cannot be continued in force indefinitely. Instead, upon the death of any Owner (or any Annuitant, if any Owner is a non-natural entity), payments must be made to (or for the benefit of) the Designated Beneficiary under one of the following payment choices:

                            (1) receive the Death Benefit and any interest that
                                has been earned in one lump sum payment upon receipt of due proof of death and all required forms;

                            (2) receive the Death Benefit at any time during
                                the five year period following the date of death. See the "Requesting Payments" provision in this prospectus;

                            (3) apply the Death Benefit to provide an Income
                                Payment under Optional Payment Plan 1 or
                                Optional Payment Plan 2. The first Income
                                Payment must be made no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy.


                      If the Designated Beneficiary makes no choice within 30 days following receipt of due proof of death and all required forms at our Service Center, we will pay the Death Benefit at any time during the five year period following the date of death (number (2) above). We will not accept any Purchase Payments after we receive due proof of the non-spouse's death. If the Designated Beneficiary dies before we distribute the entire Death Benefit, we will pay in a lump sum any value remaining to the person named by the Designated Beneficiary. If no person is so named, we will pay the Designated Beneficiary's estate.


                      Under numbers (1) and (2) above, the contract will terminate when we pay the Death Benefit. Under number (3) above, this contract will terminate when we apply the Death Benefit to provide Income Payments.

                      Within 30 days of the date of receipt of due proof of death and all required forms, a non-spousal Joint Annuitant that is also the surviving Owner may use the proceeds from number (1) above to purchase a contract with current terms and values substantially similar to this contract, as of the date of receipt of due proof of death and all required forms, including but not limited to the Guaranteed Minimum Income Payment, the value in each investment, Scheduled Installments, Purchase Payments, and surrender charges, and the Annuity Commencement Date. Any missed Scheduled Installments will still be due.

DEATH BENEFIT
AFTER THE
ANNUITY
COMMENCEMENT
DATE
                      If any Annuitant dies after the Annuity Commencement Date, monthly Income Payments will be made as stated in the section discussing monthly income payments. See the "Benefits at Annuity Commencement Date" provision in this prospectus.

Benefits at Annuity Commencement Date

                      You must select an Annuity Commencement Date on your application. In order to receive Guaranteed Minimum Income Payments under this contract, all contract requirements must be met. The Annuity Commencement Date selected at the time of application must be at least 10 years from the date the contract is issued and may not be changed once the contract is issued. This date cannot be any later than the contract anniversary following the Annuitant's 90th birthday (or younger Annuitant's 90th birthday in the case of Joint Annuitants).

                      If the sole or last surviving Annuitant is still living on the Annuity Commencement Date, and you have met all contractual requirements, we will pay you or your designated payee the monthly Income Payments that are guaranteed not to go below the minimum amount as stated on your contract's Data Pages and as described below beginning on that date unless you elected to receive payment in a lump sum. As provided in your contract, we may adjust the Annuitant(s)' age(s) used to determine the first Annual Variable Annuity Benefit, and we may deduct premium taxes from your payments.

                      Monthly Income Payments are made under a life Income Payment plan with a period certain of 10, 15, 20, 25, 30, 35, 40, 45, or 50 years. If you do not select a period certain we will use a life Income Payment plan with a 10 year period certain. If the Annuitant dies after the Annuity Commencement Date, AND monthly Income Payments were being made under a life Income Payment plan with a period certain, payments will continue to be made to the named Beneficiary(ies) until the end of the period certain. For instance, if monthly Income Payments are being paid under a life Income Payment plan with a period certain of 20 years and the Annuitant dies in the 10th year of monthly Income Payments, payments will continue to be made to the Annuitant's named Beneficiary(ies) for a period of 10 more years.

                      We determine your monthly Income Payments when the guarantee is in effect based on the Calculated Level Monthly Benefit. The Calculated Level Monthly Benefit is derived from the Annual Variable Annuity Benefit. The Calculated Level Monthly Benefit is one-twelfth of the Annual Variable Annuity Benefit plus level interest over a twelve-month period. The interest rate for each Annuity Year is the rate we declare for a twelve-month certain single purchase payment immediate fixed annuity, as of the Annuity Commencement Date or applicable Annuity Commencement Date Anniversary, for this contract.

                      The dollar amount of the first Annual Variable Annuity Benefit is a function of:

                         . the amount of your Contract Value on the Annuity
                           Commencement Date; and

                         . the annuity purchase rates shown in your contract.

                      The annuity purchase rates vary based on the age (and, for certain contracts, gender) of the Annuitant(s) as well as the certain period that was selected. Generally, the longer the life expectancy of the Annuitant(s) or the longer the certain period selected, the smaller the first Annual Variable Annuity Benefit will be. The benefit is calculated by:

                        (1) dividing the Contract Value on the Annuity
                            Commencement Date (less any applicable premium tax) by $1,000; and

                        (2) multiplying the result by the applicable annuity
                            purchase rate.


                      This amount is then "applied" to "acquire" Annuity Units. We determine the number of Annuity Units credited to a contract by dividing the dollar amount of the first Annual Variable Annuity Benefit by the Annuity Unit value for the Valuation Period ending on the Annuity Commencement Date or the first Valuation Period ending after the Annuity Commencement Date if the Annuity Commencement Date falls on a date when the New York Stock Exchange is closed or the Total Return Fund does not value its shares. The value of your Annuity Units changes daily as a result of the investment performance of the Subaccount.

                      We determine the dollar amount of each subsequent Annual Variable Annuity Benefit on each anniversary of the Annuity Commencement Date by multiplying the Annuity Unit value for the Valuation Period or the first Valuation Period ending after the Annuity Commencement Date if the anniversary of the Annuity Commencement Date falls on a date when the New York Stock Exchange is closed or on a date when the Total Return Fund does not value its shares by the number of Annuity Units credited to the contract.


                      The Annuity Unit value equals (a) x (b) where:

                        (a) equals the Annuity Unit value for the preceding
                            Valuation Period; and

                        (b) equals (i) x (ii) where:

                            (i) is the net investment factor for the Valuation
                                Period for which we are calculating the Annuity Unit value; and

                           (ii) is an assumed discount rate equal to .99990575
                                raised to a power equal to the number of days in the Valuation Period.

                      If the Guaranteed Minimum Income Payment does not apply and the net investment return for the Subaccount over an Annuity Year is equal to 3.5% (the interest rate we use in calculating the amount of the Annual Variable Annuity Benefit), the Annual Variable Annuity Benefit for that Annuity Year will equal the benefit for the prior year. To the extent that such net investment return exceeds 3.5% for an Annuity Year, the Annual Variable Annuity Benefit for that Annuity Year will be greater than the benefit for the prior year. To the extent that such net investment return falls short of 3.5% for an Annuity Year, the Annual Variable Annuity Benefit for that Annuity Year will be less than the benefit for the prior year.

Guaranteed Minimum Income Payments

IF THE
GUARANTEED
MINIMUM
INCOME
PAYMENT IS IN
EFFECT
                      If you meet the conditions required under the contract for receipt of Guaranteed Minimum Income Payments (that is, within the time allowed, you paid all your Scheduled Installments and repaid the amount of any withdrawal received from the Subaccount plus interest and your Annuity Commencement Date was at least 10 years from the date the contract was issued), your monthly Income Payments after the Annuity Commencement Date will be at least equal to the Guaranteed Minimum Income Payments.

                      We will calculate your initial Calculated Level Monthly Benefit as discussed above under the "Benefits at Annuity Commencement Date" provision in this prospectus. If the initial monthly Income Payment is less than the Guaranteed Minimum Income Payment, your initial monthly Income Payment will equal the Guaranteed Minimum Income Payment. If this occurs, we will track the difference in the Adjustment Account that we establish on the Annuity Commencement Date. The value of the Adjustment Account will equal the greater of (a) and (b), where:

                        (a) is zero (0); and

                        (b) is 12 times the Guaranteed Minimum Income Payment
                            minus 12 times the initial Calculated Level Monthly Benefit.

                      Monthly Income Payments will remain constant for an Annuity Year. At the beginning of each subsequent Annuity Year, we will determine the amount of the monthly Income Payments for that Annuity Year.

                      For monthly Income Payments after the first Annuity Year, the actual payment is the greater of (a) and (b), where:

                        (a) is the subsequent Calculated Level Monthly Benefit
                            minus 1/12 of any value in the Adjustment Account as of the date of the last monthly Income Payment; and

                        (b) is the Guaranteed Minimum Income Payment.


                      For subsequent monthly Income Payments after the first Annuity Year, the value of the Adjustment Account will be the greater of (a) and (b), where:

                        (a) is zero (0); and

                        (b) is the value of the Adjustment Account as of the
                            date that we determined the last Monthly Income Payment, plus 12 times the actual subsequent monthly Income Payment, minus 12 times the subsequent Calculated Level Monthly Benefit.

                      In other words, you will not receive any of the Subaccount's gain until the Adjustment Account has been repaid from any future performance of the Subaccount.

                      The Guaranteed Minimum Income Payment is determined at contract issue and is based on many factors. Individuals with the same factors will receive the same Guaranteed Minimum Income Payment. The factors include ages(s), gender(s), purchase date, Annuity Commencement Date chosen, Scheduled Installments, period certain, mortality, assumed interest rate, state premium tax (if any), and whether the contract is qualified or non-qualified.

REDUCED
GUARANTEED
MINIMUM INCOME
PAYMENTS
                      For Qualified Contracts, you may be entitled to reduced Guaranteed Minimum Income Payments if you lose your right to full Guaranteed Minimum Income Payments, provided your contract is still in effect as of the Default Date.

                      The Valuation Day you lose your right to full Guaranteed Minimum Income Payments under the contract is considered the "Default Date." You will lose your right to full Guaranteed Minimum Income Payments under the contract when you:

                         . Miss a Scheduled Installment and do not pay that
                           Scheduled Installment within 12 months of the date it was due, plus interest at an effective annual rate of 6% and any applicable monthly billing fees. You may make no more than 24 Scheduled Installments outside the grace period over the life of your contract. See the "Reinstatement" provision in this prospectus; and/or

                         . Take any withdrawals from the Subaccount and do not
                           repay the amount withdrawn from the Subaccount within 12 months from the date of the withdrawal, plus interest at an effective annual rate of 6%.


                      If the due date of any missed payment falls on any date on which the New York Stock Exchange is not open for regular trading or on a date on which the Total Return Fund does not value its shares, the due date will occur on the next Valuation Day.


                      We will calculate the reduced Guaranteed Minimum Income Payment by taking (a) divided by (b) multiplied by (c), where:

                        (a) is the total of Scheduled Installments paid to the
                            Subaccount and not previously withdrawn prior to the Default Date;

                        (b) is the total Scheduled Installments that are
                            required to be paid into the Subaccount prior to the Annuity Commencement Date as shown on your contract's Data Pages (this date must be a date at least 10 years from the date the contract is issued); and

                        (c) is the Guaranteed Minimum Income Payment (as shown
                            on your contract's Data Pages).

                      Once the reduced Guaranteed Minimum Income Payment amount has been determined, we will not recalculate it again, even if subsequent Purchase Payments are made. In addition,

                         . if partial withdrawals are taken from the Subaccount
                           once the reduced Guaranteed Minimum Income Payment has been determined and you do not repay the partial withdrawals with interest, you will lose your right to Guaranteed Minimum Income Payments;

                         . we will not further reduce your Guaranteed Minimum
                           Income Payments as described above;

                         . you may not begin Income Payments prior to the
                           Annuity Commencement Date and still receive reduced Guaranteed Minimum Income Payments.

IF THE
GUARANTEED
MINIMUM
INCOME
PAYMENT IS NOT
IN EFFECT
                      If the Guaranteed Minimum Income Payment is not in effect, you may still receive Income Payments or elect to forego Income Payments and receive the value of the contract on or before the Annuity Commencement Date in the form of a lump sum payment. If you elect to receive Income Payments, your actual Income Payments will be in the form of an annual variable Income Payment similar to a variable Income Payment described above under the "Benefits at Annuity Commencement Date" provision. There will be no Adjustment Account established.

Optional Payment Plans

                      You may apply your Death Benefit proceeds or your Surrender Value to an Optional Payment Plan. You will lose any Guaranteed Minimum Income Payments if you elect to apply your Surrender Value or your Death Benefit Proceeds to an Optional Payment Plan. The terms of the Optional Payment Plan elected will then become applicable. If you surrender the contract and select Optional Payment Plan 1 or Optional Payment Plan 2, then the amount applied to the Optional Payment Plan is the Contract Value, minus any premium tax. The amount we apply to calculate Income Payments is net of any applicable premium tax.

                      During the Annuitant's life and before Income Payments begin, you (or the Designated Beneficiary at your death) can choose an Optional Payment Plan. If you change a Designated Beneficiary, your Optional Payment Plan selection will remain in effect unless you make a new selection. Any election or change in an Optional Payment Plan must be sent to our Service Center in a form acceptable to us. We do not allow any changes after Income Payments begin. If an Optional Payment Plan has not been chosen at the death of the Annuitant or Owner, your Designated Beneficiary can choose an Optional Payment Plan when we pay the Death Benefit. See "The Death Benefit" provision in this prospectus.

                      We will make Income Payments under one of the Optional Payment Plans annually. The amount of each payment under an Optional Payment Plan must be at least $100. Payments made under an Optional Payment Plan at the death of any Owner (or the Annuitant if the Owner is a non-natural person), must conform to the rules outlined in the "Death Benefit" provision.

                      We may make an age adjustment to determine the amount of the Income Payments. We will adjust the age according to the age adjustment table shown in your contract.

                      Fixed Income Payments. We will transfer proceeds applied to a fixed income option to our General Account. Payments made will equal or exceed those required by the state where we deliver the contract. We determine fixed Income Payments on the date we receive due proof of the Owner's death or on surrender.

                      Variable Income Payments. We will transfer proceeds applied to a variable income option to the Subaccount. Your Income Payments, after the first payment, will reflect the investment experience of the Subaccount. No minimum amount is guaranteed. Income Payments begin after the date we receive due proof of any Owner's death or a surrender. We will calculate your variable Income Payments in the manner described above under the "Benefits at Annuity Commencement Date" provision of this prospectus.

                      Optional Payment Plans. The contract provides two Optional Payment Plans, each of which is payable on a fixed or variable basis. If any payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Guaranteed amounts payable are determined assuming an interest rate of 3.5% compounded yearly. We may increase this rate and the amount of any payment. Following are explanations of the Optional Payment Plans available.

                          Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees annual payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. Payments are determined according to the table in the Monthly Income Benefit section of your contract. We determine the guaranteed amounts payable under the plan. The payee selects the designated period. If the payee dies during the minimum period, we may offer to pay the discounted sum of the remaining guaranteed payments in one payment.

                          Optional Payment Plan 2 -- Joint Life and Survivor Income. This option provides for us to make annual payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we may offer to pay the discounted amount of the remaining payments for the 10-year period in one payment.

                      If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the contract's Annuity Commencement Date. Variable income payments will begin within 7 days after the date payments would begin under the corresponding fixed option.

                      Payments made under Optional Payment Plan 1 and Optional Payment Plan 2 are not redeemable.

Federal Tax Matters

INTRODUCTION
                      This part of the prospectus discusses the Federal income tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF
NON-QUALIFIED
CONTRACTS
                      This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

                      Tax Deferral on Earnings. The Federal income tax law does not tax any increase in an Owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply. Such requirements include that:

                         . an individual must own the contract (or the tax law
                           must treat the contract as owned by an individual);

                         . the investments of the Variable Account must be
                           "adequately diversified" in accordance with regulations of the Internal Revenue Service ("IRS"); and

                         . the contract's Annuity Commencement Date must not
                           occur near the end of the Annuitant's life expectancy.

                      Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value over the annual Purchase Payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the Owner is currently taxable on the contract's earnings.


                      There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

                      In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural Owner (entity) is taxable on the annual increase in the Contract Value in excess of the Purchase Payments made that year. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

                      Investments in the Variable Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of a separate account such as the Variable Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Variable Account are adequately diversified. If the Variable Account fails to comply with these diversification standards, the Owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.


                      Although we do not control the investments of the Total Return Fund, we expect that the Total Return Fund will comply with IRS regulations so that the Variable Account will be considered "adequately diversified."


                      Age at which Income Payments must begin. Federal income tax rules do not expressly identify a particular age by which Income Payments must begin. However, those rules do require that an annuity contract provide for amortization, through Income Payments, of the contract's Purchase Payments paid and earnings. If Income Payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

                      No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

                      Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent of the gain in your contract, i.e., the excess of your Contract Value before the partial withdrawal over your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

                      A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

                      Your "investment in the contract" generally equals the total of your Purchase Payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income. In applying the above rules, it is possible that certain additional amounts could be included in the gain under your contract for purposes of determining the tax treatment of withdrawals, e.g., amounts attributable to the Guaranteed Minimum Income Payment feature of the contract.

                      Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a partial withdrawal of such amount or portion.

                      Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract" (as defined above). In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

                      Taxation of Income Payments. The Code imposes tax on a portion of each Income Payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your Income Payment.

                      Pursuant to the Code, you will pay tax on the full amount of your Income Payments once you have recovered the total amount of the "investment in the contract." If Income Payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

                      Taxation of Death Benefits. We may distribute amounts from your contract because of the death of an Owner, a Joint Owner, or if an Owner is a non-natural person, an Annuitant. The tax treatment of these amounts depends on whether the Owner, Joint Owner, or Annuitant dies before or after the contract's Annuity Commencement Date.

                         . Before the contract's Annuity Commencement
                           Date. The Death Benefit is taxed in the same manner as Income Payments, if the Death Benefit is received under an Optional Payment Plan.

                           If not received under an Optional Payment Plan, the Death Benefit is taxed in the same manner as a surrender.


                         . After the contract's Annuity Commencement Date.  The
                           Death Benefit is excludable from income to the extent that it does not exceed the unrecovered "investment in the contract," provided the Death Benefit is received in accordance with the existing Optional Payment Plan. All Income Payments in excess of the unrecovered "investment in the contract" are includible in income.


                      The tax law imposes tax on a Death Benefit received in a lump sum to the extent that it exceeds the unrecovered "investment in the contract" at the time of payment.

                      Penalty taxes payable on partial withdrawals, surrenders,
                      or Income Payments.   The Code may impose a penalty tax
                      equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals, surrenders or Income Payments that:

                         . you receive on or after you reach age 59 1/2;

                         . you receive because you became disabled (as defined
                           in the tax law);

                         . you receive as a series of substantially equal
                           periodic payments for the life (or life expectancy) of the taxpayer; or

                         . are received on or after the death of the Owner.

                      Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an Income Payment, surrender, or partial withdrawal that you must include in income. For example:

                         . if you purchase a contract offered by this
                           prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract; and/or

                         . if you purchase two or more deferred annuity
                           contracts from the same life insurance company (or one of its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

                      The effects of such aggregation are not clear. However, it could affect:

                         . the amount of a surrender, partial withdrawal or
                           Income Payment that you must include in income; and

                         . the amount that might be subject to a penalty tax.

                      Section 1035 exchanges. Under section 1035 of the Code, the exchange of one annuity contract (or life insurance contract) for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

                      Upon death of a non-spousal Joint Owner, the contract provides the surviving Joint Owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under section 1035.

QUALIFIED
RETIREMENT
PLANS
                      We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We do not currently offer all of the types of Qualified Contracts described, and may not offer them in the future. Prospective purchasers should contact our Service Center to learn of the availability of Qualified Contracts at any given time.

                      The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its Death Benefit, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

                      The Federal income tax rules applicable to qualified plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified plans and individual retirement arrangements. Persons intending to use the contract in connection with a qualified plan should obtain advice from a tax adviser.

                      Types of Qualified Contracts. At present, the contract may be used in conjunction with qualified corporate employee pension and profit-sharing plans ("401(a) plans"), including "401(k) plans", and qualified annuity plans ("403(a) plans"). The contract may also be used as or in conjunction with IRAs and Roth IRAs.

                      Terms of qualified plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified plan, we will amend a contract as generally necessary to conform to the requirements of that type of plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.


                      Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; and reporting and disclosure.


                      In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.


                      There are specific Code and ERISA rules that apply to loans from qualified plans. Employer plans may have additional restrictions. Partial withdrawals and repayments of partial withdrawals permitted under this contract may not qualify as a qualified plan loan. There are specific Code rules that apply to death benefits under qualified plans, to which those features under this contract may be subject.


                      If this contract is purchased as an investment of a qualified retirement plan, the Owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the Owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

                      Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

                      IRA's and Roth IRA's. The Code permits individuals to make annual contributions to IRA's of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

                      The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements.

                      You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions.


                      Guaranteed Minimum Income Payments. Distributions from Qualified Contracts generally must satisfy certain required "minimum distribution rules." It is unclear whether variable Income Payments subject to the contract's Guaranteed Minimum Income Payments feature will satisfy these rules. As a result, the availability of such payments could cause the disqualification of a Qualified Contract, which could result in increased taxes to the Owner. We reserve the right to limit the availability of such payments, or to modify such payments, as necessary to preclude any such disqualification. In addition, the Guaranteed Minimum Income Payments feature could increase the amount of the minimum required distribution that must be taken from your contract.

                      Treatment of Qualified Contracts compared with Non-Qualified Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

                         . the Code generally does not impose tax on the
                           earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

                         . the Code does not limit the amount of Purchase
                           Payments and the time at which Purchase Payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of Purchase Payments made to Qualified Contracts;


                         . the Code does not allow a deduction for Purchase
                           Payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for Purchase Payments made to a Qualified Contract;

                         . Under most qualified retirement plans, the Owner
                           must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the Owner attains age 701/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. Roth IRAs do not require any distributions during the Owner's lifetime.


                      The Federal income tax rules applicable to qualified plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of Purchase Payments that can be made, and the tax deduction or exclusion that may be allowed for the Purchase Payments. These limits vary depending on the type of qualified plan and the circumstances of the plan participant, e.g., the participant's compensation.




                      When distributions are to be made for married participants under certain Qualified Contracts, the form of the distribution may have to be a qualified joint and survivor annuity. The form of distribution can be altered only with receipt of consent of the spouse and the Annuitant.

                      Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase Payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you must include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. Additional Federal taxes may be payable in connection with a Qualified Contract. For example, failure to comply with the minimum distribution rules applicable to certain qualified plans, such as an employer-sponsored retirement plan, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

                      Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, the following exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or Income Payment:

                         . received on or after the Owner reaches age 59 1/2;

                         . received on or after the Owner's death or because of
                           the Owner's disability (as defined in the tax law);

                         . received as a series of substantially equal periodic
                           payments for the life (or life expectancy) of the taxpayer; or

                         . received as reimbursement for certain amounts paid
                           for medical care.


                      Additional exceptions may be available.


                      Moving money from one Qualified Contract or qualified plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions in certain circumstances for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified advisor before you move or attempt to move funds between any Qualified Contract or plan and another Qualified Contract or plan.

                      Direct rollovers. The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the Owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

FEDERAL
INCOME TAX
WITHHOLDING
                      We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal, surrender, or Income Payment, we will send you forms that explain the withholding requirements.

STATE INCOME
TAX WITHHOLDING
                      If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF
THE COMPANY
                      Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Variable Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Variable Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Variable Account, we may impose a charge against the Variable Account to pay the taxes.

CHANGES IN
THE LAW
                      This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Requesting Payments

                      To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Subaccount within 7 days after receipt at our Service Center of a request in good order for a partial withdrawal or surrender. We also will ordinarily make payment of lump sum Death Benefit proceeds from the Subaccount within 7 days from the receipt of due proof of death and all required forms. We will determine the payment amount as of the end of the Valuation Day during which our Service Center receives the payment request or due proof of death and all required forms.

                      In most cases, when we pay Death Benefit proceeds in a lump sum, we will pay these proceeds either:

                        (1) to your Designated Beneficiary directly in the form
                            of a check; or


                        (2) by establishing an interest bearing account for the
                            Designated Beneficiary called the "Secure Access Account" in the amount of the Death Benefit.

                      When establishing the Secure Access Account we will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the Death Benefit payable. The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account. If we do not receive instructions from the Designated Beneficiary with regard to the form of Death Benefit payment, we will automatically establish the Secure Access Account.


                      We will delay making a payment from the Subaccount or applying Subaccount Value to a payment plan if:

                        (1) the disposal or valuation of the Subaccount is not
                            reasonably practicable because:

                             . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Variable Account's assets is not reasonably practicable);

                             . the New York Stock Exchange is closed for other than a regular holiday or weekend;

                             .  trading is restricted by the SEC; or

                        (2) the SEC, by order, permits postponement of payment
                            to protect our Owners.

                      We reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to 6 months from the date we receive your payment request. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.


                      If mandated under applicable law, we may be required to reject a Purchase Payment and/or block an Owner's account and thereby refuse any transfers into the Total Return Fund, requests for surrenders, partial withdrawals, or death benefits, until instructions are received from the appropriate regulators. We may also be required to provide additional information about you or your account to government regulators.

Sales of the Contract


                      We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 3001 Summer Street, 2nd Floor, Stamford, Connecticut 06905. Although neither we nor Capital Brokerage Corporation anticipate discontinuing offering the contracts, we do reserve the right to discontinue offering the contracts at any time.


                      Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the NASD.


                      Capital Brokerage Corporation offers the contracts through registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.nasdr.com or by calling (800) 289-9999. You can also obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with us.


                      Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

                      We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay is 11.4% of the Purchase Payments received.

                      The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm for whom the registered representative that sold your contract is employed ("selling firms") and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation receive a maximum commission of 1.4% of Purchase Payments received.

                      After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 9.0% of the Purchase Payments received. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm for whom the representative is employed.

                      All selling firms receive commissions as described above based on the sale and receipt of Purchase Payments in the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a contract is 1.0% of Purchase Payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

                      The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

                      Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to your Contract Value, but indirectly through fees and charges imposed under the contracts.

                      All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms.

                      Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.


                      During 2005, 2004 and 2003, $563,220, $59,509 and $0,
                      respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Variable Account and any new Purchase Payments received. In 2005, 2004 and 2003, no underwriting commissions were paid to Capital Brokerage Corporation.

Additional Information

OWNER
QUESTIONS
                      The obligations to Owners under the contracts are ours. Please direct your questions and concerns to us at our Service Center.

RETURN
PRIVILEGE
                      Within the 15-day free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to your registered representative or to our Service Center at:


                               Genworth Life Insurance Company of New York

                               Annuity New Business
                               6610 West Broad Street
                               Richmond, Virginia 23230

                      If you cancel your contract, it will be void. Unless state law requires that we return your Purchase Payments, the amount of the refund you receive will equal your Contract Value plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge.

STATE
REGULATION
                      As a life insurance company organized and operated under the laws of the State of New York, we are subject to provisions governing life insurers and to regulation by the New York Department of Insurance.

                      Our books and accounts are subject to review and examination by the New York Department of Insurance at all times. The New York Department of Insurance conducts a full examination of our operations at least every five years.

RECORDS AND
REPORTS
                      As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Variable Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value, including your value in the Subaccount and the Guarantee Account. The report also will show Purchase Payments and charges made during the statement period. We also will send you an annual and a semi-annual report for the GE Investments Funds, Inc. -- Total Return Fund, as required by the 1940 Act. In addition, you will receive a written confirmation when you make Purchase Payments, transfers from the Guarantee Account to the Subaccount, or take partial withdrawals.

OTHER
INFORMATION
                      We have filed a Registration Statement with the SEC, under the 1933 Act, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Variable Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.


LEGAL MATTERS
                      We, like other insurance companies, are involved in lawsuits. In some lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although neither the Company nor Capital Brokerage Corporation can predict the outcome of any litigation with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us, the Variable Account, or Capital Brokerage Corporation.


                      Although it is not anticipated that these developments will have an adverse impact on the Separate Account or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

Table of Contents

Statement of Additional Information




                                                                            Page
            The Company....................................................  B-3

            The Variable Account...........................................  B-4

            The Contracts..................................................  B-4
               Net Investment Factor.......................................  B-4

            Termination of Participation Agreement.........................  B-5

            Calculation of Performance Data................................  B-5
               The Subaccount..............................................  B-5
               Other Performance Data......................................  B-6

            Tax Matters....................................................  B-7
               Taxation of Genworth Life Insurance Company of New York
                 (formerly, GE Capital Life Insurance Company of New York).  B-7
               IRS Required Distributions..................................  B-7

            General Provisions.............................................  B-8
               Using the Contract as Collateral............................  B-8
               The Beneficiary.............................................  B-8
               Non-Participating...........................................  B-8
               Misstatement of Age or Gender...............................  B-8
               Incontestability............................................  B-8
               Statement of Values.........................................  B-9
               Trust as Owner or Beneficiary...............................  B-9
               Written Notice..............................................  B-9

            Legal Developments Regarding Employment-Related Benefit Plans..  B-9

            Regulation of Genworth Life Insurance Company of New York
            (formerly, GE Capital Life Assurance Company of New York)......  B-9

            Experts........................................................ B-10

            Financial Statements........................................... B-10



                  Genworth Life Insurance Company of New York
           (formerly, GE Capital Life Insurance Company of New York)
                          666 Third Avenue, 9th Floor

                           New York, New York 10017

                            Annuity Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230

                      A Statement of Additional Information containing more detailed information about the contract and the Variable Account is available free by writing us at the address below or by calling (800) 313-5282.


                      Genworth Life Insurance Company of New York

                      Annuity Service Center
                      6610 West Broad Street
                      Richmond, Virginia 23230

                      Please mail a copy of the Statement of Additional Information for the Variable Account, Contract Form NY1162 3/01, to:

                      Name _____________________________________________________

                      Address __________________________________________________
                                                     Street

                      __________________________________________________________
                                      City               State
                                                                    Zip

                      Signature of Requestor ___________________________________
                                                               Date

                    Statement of Additional Information For
        Scheduled Purchase Payment Variable Deferred Annuity Contracts

                                  NY1162 3/01

                                  Issued by:
    Genworth Life Insurance Company of New York (formerly, GE Capital Life
                        Assurance Company of New York)
  Genworth Life of New York VA Separate Account 1 (formerly, GE Capital Life
                             Separate Account II)
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 313-5282

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2006, for the Scheduled Purchase Payment Variable Deferred Annuity Contracts issued by Genworth Life Insurance Company of New York (formerly, GE Capital Life Assurance Company of New York) through its Genworth Life of New York VA Separate Account 1 (formerly, GE Capital Life Separate Account II). The terms used in the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:     (800) 313-5282

Or write: Genworth Life Insurance Company of New York (formerly, GE
          Capital Life Assurance Company of New York)
          Annuity Service Center
          6610 West Broad Street
          Richmond, Virginia 23230

Or visit: www.genworth.com

Or:       contact your financial representative.


The date of this Statement of Additional Information is May 1, 2006.

Table of Contents


The Company................................................................  B-3

The Variable Account.......................................................  B-4

The Contracts..............................................................  B-4
   Net Investment Factor...................................................  B-4

Termination of Participation Agreement.....................................  B-5

Calculation of Performance Data............................................  B-5
   The Subaccount..........................................................  B-5
   Other Performance Data..................................................  B-6

Tax Matters................................................................  B-7
   Taxation of Genworth Life Insurance Company of New York (formerly,
     GE Capital Life Assurance Company of New York)........................  B-7
   IRS Required Distributions..............................................  B-7

General Provisions.........................................................  B-8
   Using the Contract as Collateral........................................  B-8
   The Beneficiary.........................................................  B-8
   Non-Participating.......................................................  B-8
   Misstatement of Age or Gender...........................................  B-8
   Incontestability........................................................  B-8
   Statement of Values.....................................................  B-9
   Trust as Owner or Beneficiary...........................................  B-9
   Written Notice..........................................................  B-9

Legal Developments Regarding Employment-Related Benefit Plans..............  B-9

Regulation of Genworth Life Insurance Company of New York (formerly,
GE Capital Life Assurance Company of New York).............................  B-9

Experts.................................................................... B-10

Financial Statements....................................................... B-10

THE COMPANY
                      We are a stock life insurance company that was incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of New York. In February 1990, we were transferred to a wholly-owned subsidiary of Great Northern Insured Annuity Corporation from GNA Life Insurance Company. In October 1993, we were the surviving entity in a merger with United Pacific Reliance Life Insurance Company of New York and as a result became partially-owned by United Pacific Life Insurance Company ("UPL"). UPL later changed its name to General Electric Capital Assurance Company, which is now known as Genworth Life Insurance Company ("GLIC"). In January 1999, we became a wholly-owned subsidiary of GLIC when Great Northern Insured Annuity Corporation merged with and into GLIC.

                      On May 24, 2004, we became an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). On May 25, 2004, Genworth's Class A common stock began trading on The New York Stock Exchange.

                      On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth.

                      As of December 31, 2005, GE beneficially owned approximately 18% of Genworth's outstanding stock. On March 8, 2006, a subsidiary of GE completed a secondary offering to sell its remaining interest in Genworth.


                      We principally offer annuity contracts and variable life insurance policies. We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York, 10017. Our principal service center is located at 6610 West Broad St., Richmond, Virginia 23230.

                      We are subject to regulation by the Insurance Department of the State of New York. We file an annual statement with the New York Commissioner of Insurance on or before March 1 of each year covering our operations and reporting our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State of New York, Department of Insurance, at least every 5 years.

THE VARIABLE ACCOUNT
                      In accordance with the Board Resolution establishing the Variable Account, such Variable Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net Purchase Payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

THE CONTRACTS

NET INVESTMENT        The net investment factor measures investment performance
FACTOR                of the Subaccount during a Valuation Period. The net
                      investment factor of the Subaccount for a Valuation
                      Period is (a) divided by (b) minus (c) where:

                        (a) is the result of:

                            (1) the value of the assets of the Subaccount at
                                the end of the preceding Valuation Period; plus

                            (2) the investment income and capital gains,
                                realized or unrealized, credited to those assets at the end of the Valuation Period for which the net investment factor is being determined; minus

                            (3) the capital losses, realized or unrealized,
                                charged against those assets during the
                                Valuation Period; minus

                            (4) any amount charged against the Subaccount for
                                taxes; this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount; and

                        (b) is the value of the net assets of the Subaccount at
                            the end of the preceding Valuation Period; and

                        (c) is a factor for the Valuation Period representing
                            the mortality and expense risk charge and the administrative expense charge. This factor is shown in your contract.

                      We will value the Subaccount's assets at fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

TERMINATION OF
PARTICIPATION
AGREEMENT
                      The participation agreement pursuant to which the GE Investments Funds, Inc. -- Total Return Fund sells its shares to the Variable Account contains a provision regarding the circumstances in which the Agreement may be terminated.

                      The participation agreement with GE Investments Funds, Inc. may be terminated at the option of any party upon six months written notice to the other, unless a shorter time is agreed upon by the parties.

CALCULATION OF
PERFORMANCE
DATA
                      From time to time, we may disclose total return and other performance data for the Subaccount pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and the NASD.

                      The calculations of total return and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of Purchase Payments and are generally based on the rules of the state in which you reside.

THE SUBACCOUNT        Total Return.  Sales literature or advertisements may
                      quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years, and 10 years, or from inception if any of those periods are not available.

                      Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

                      For periods that began before the contract was available, performance data will be based on the performance of the Portfolio adjusted for the level of the Variable Account and contract charges currently in effect for this contract. Average annual total return will be calculated using Subaccount unit values.


                      We calculate the unit value for each Valuation Period based on the performance of the Subaccount investing in the Total Return Fund, after deductions for the charges and expenses of the Total Return Fund, the administrative expense charge (deducted daily at an effective annual rate of 0.15% of your assets in the Variable Account) and the mortality and expense risk charge (deducted daily at an effective annual rate of 1.35% of your assets in the Variable Account).

                      Total return does not consider the deduction of any premium taxes.

                      Total return will then be calculated according to the following formula:

                            TR = (ERV/P)/1/N/ - 1

                            where:

                          TR  = the average annual total return for the period.
                          ERV = the ending redeemable value (reflecting
                                deductions as described above)of the
                                hypothetical investment at the end of the
                                period.
                          P   = a hypothetical single investment of $1,000.
                          N   = the duration of the period (in years).

                      Past performance is not a guarantee of future results.


                      The Total Return Fund has provided the price information used to calculate the adjusted historical performance of the Subaccount; we have not independently verified such information.


OTHER PERFORMANCE     We may disclose cumulative total return in conjunction
DATA                  with the standard format described above. The cumulative
                      total return will be calculated using the following formula:

                      CTR = (ERV/P) - 1

                      where:

                      CTR = the cumulative total return for the period.
                      ERV = the ending redeemable value (reflecting
                            deductions as described above) of the
                            hypothetical investment at the end of the period.
                      P   = a hypothetical single investment of $1,000.


                      Other non-standardized quotations of the Total Return Fund performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of the Total Return Fund performance with standardized performance quotations.

TAX
MATTERS

TAXATION OF GENWORTH  We do not expect to incur any Federal income tax
LIFE INSURANCE        liability attributable to investment income or capital
COMPANY OF NEW YORK   gains retained as part of the reserves under the
(FORMERLY, GE CAPITAL contracts. See the "Federal Tax Matters" section of the
LIFE ASSURANCE        prospectus. Based upon these expectations, no charge is
COMPANY OF NEW YORK)  being made currently to the Variable Account for Federal income taxes. We will periodically review the question of a charge to the Variable Account for Federal income taxes related to the Variable Account. Such a charge may be made in future years if we believe that we may incur
                      Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

                      We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Variable Account may be made.

IRS REQUIRED          In order to be treated as an annuity contract for Federal
DISTRIBUTIONS         income tax purposes, Section 72(s) of the Code requires
                      any Non-Qualified Contract to provide that:

                        (a) if any Owner dies on or after the Annuity
                            Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and

                        (b) if any Owner dies prior to the Annuity Commencement
                            Date, the entire interest in the contract will be distributed:

                            (1) within five years after the date of that
                                Owner's death; or

                            (2) as income payments which will begin within one
                                year of that Owner's death and which will be made over the life of the Owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

                      The "designated beneficiary" generally is the person who will be treated as the sole Owner of the contract following the death of the Owner, Joint Owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent and a Joint Owner, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any Owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an Owner for purposes of these rules.

                      Contracts issued as Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

                      Other rules apply to contracts issued as Qualified Contracts.

GENERAL
PROVISIONS

USING THE             A Non-Qualified Contract can be assigned as collateral
CONTRACTS AS          security. We must be notified in writing if a contract is
COLLATERAL            assigned. Any payment made before the assignment is
                      recorded at our Service Center will not be affected. We are not responsible for the validity of an assignment.
                      Your rights and the rights of a Beneficiary may be affected by an assignment. See the "Federal Tax Matters" provision of this prospectus.

                      A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

THE BENEFICIARY       You may select one or more primary and contingent
                      beneficiaries during your lifetime upon application and by filing a written request with our Service Center. If you do, any Death Benefit will be paid in equal shares to the survivors in the appropriate beneficiary class, unless you otherwise request.

NON-PARTICIPATING     The contract is non-participating. No dividends are
                      payable.

MISSTATEMENT OF       If an Annuitant's age or gender is misstated on the
AGE OR GENDER         contract data page, any contract benefits or proceeds, or
                      availability thereof, will be determined using the correct age and gender.

INCONTESTABILITY      We will not contest the contract.

STATEMENT OF          At least once each year, we will send you a statement of
VALUES                values within 30 days after the report date. The
                      statement will show Contract Value, Purchase Payments, and charges made during the report period.

TRUST AS OWNER OR     If a trust is named as the owner or beneficiary of this
BENEFICIARY           contract and subsequently exercises ownership rights or
                      claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

WRITTEN NOTICE        Any written notice should be sent to us at our Service
                      Center at 6610 West Broad Street, Richmond, Virginia
                      23230. The contract number and the Annuitant's full name must be included.

                      We will send all notices to the Owner at the last known address on file with us.

LEGAL
DEVELOPMENTS
REGARDING
EMPLOYMENT-
RELATED
BENEFIT PLANS
                      On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

REGULATION
OF GENWORTH
LIFE INSURANCE
COMPANY OF
NEW YORK
(FORMERLY,
GE CAPITAL
LIFE ASSURANCE
COMPANY OF
NEW YORK)
                      Besides Federal securities laws, we are subject to the New York insurance laws.

EXPERTS
                      The financial statements of Genworth Life Insurance Company of New York (the Company) as of December 31, 2005 and 2004, and for each of the years in the three-year period ended December 31, 2005, and the financial statements of Genworth Life of New York VA Separate Account 1 as of December 31, 2005 and for each of the years or lesser periods in the two-year period ended December 31, 2005, have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                      The report of KPMG LLP dated April 12, 2006 with respect to the financial statements of Genworth Life Insurance Company of New York refers to a change in accounting for certain nontraditional long-duration contracts and for separate accounts in 2004.



FINANCIAL
STATEMENTS
                      This Statement of Additional Information contains the financial statements for the Company, as of December 31 2005 and 2004, and for each of the years in the three-year period ended December 31, 2005 and the financial statements of the Variable Account, as of December 31, 2005 and for each of the years or lesser periods in the two-year period ended December 31, 2005. The financial statements of the Company included in the Statement of Additional Information should be distinguished from the financial statements of the Variable Account, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such financial statements of the Company should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                             Financial Statements

                        Period ended December 31, 2005

    (With Report of Independent Registered Public Accounting Firm Thereon)

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               Table of Contents

                               December 31, 2005

                                                                            Page
                                                                            ----
Independent Registered Public Accounting Firm's Report.....................  F-1

Statements of Assets and Liabilities.......................................  F-3

Statements of Operations................................................... F-21

Statements of Changes in Net Assets........................................ F-47

Notes to Financial Statements.............................................. F-83

            Report of Independent Registered Public Accounting Firm

Contract Owners
Genworth Life of New York VA Separate Account 1 and
The Board of Directors
Genworth Life Insurance Company of New York:

   We have audited the accompanying statements of assets and liabilities of Genworth Life of New York VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I shares, AIM V.I. Basic Value Fund -- Series II shares, AIM V.I. Blue Chip
Fund -- Series I shares, AIM V.I. Capital Appreciation Fund -- Series I shares, AIM V.I. Growth Fund -- Series I shares, AIM V.I. International Growth Fund
 -- Series II shares, AIM V.I. Premier Equity Fund -- Series I shares, AIM V.I. Real Estate Fund -- Series II shares; The Alger American Fund -- Alger American Growth Portfolio -- Class O Shares, Alger American Small Capitalization Portfolio -- Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Global Technology Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value
Fund -- Class I; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; Dreyfus -- Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Income Fund of Boston, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2; FAM Variable Series Fund, Inc. -- Mercury Basic Value V.I. Fund -- Class III Shares, Mercury Global Allocation V.I. Fund -- Class III Shares, Mercury Large Cap Growth V.I.
Fund -- Class III Shares, Mercury Value Opportunities V.I. Fund -- Class III Shares; Federated Insurance Series -- Federated American Leaders Fund
II -- Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares; Fidelity Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/ Portfolio -- Service Class 2, VIP Contrafund(R)
Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income
Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas
Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Templeton Global Income Securities Fund -- Class I Shares, Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities
Fund -- Class I Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Small-Cap Value Equity Fund, Total Return Fund, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Greenwich Street Series Fund -- Salomon Brothers Variable Aggressive Growth Fund -- Class II; Janus Aspen Series -- Balanced
Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty
Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology
Portfolio -- Service Shares, International Growth Portfolio -- Institutional Shares, International Growth Portfolio -- Service Shares, Large Cap Growth Portfolio -- Institutional Shares, Large Cap Growth Portfolio -- Service Shares, Mid Cap Growth Portfolio -- Institutional Shares, Mid Cap Growth Portfolio -- Service Shares, Worldwide Growth Portfolio -- Institutional Shares, Worldwide Growth Portfolio -- Service Shares; J.P. Morgan Series Trust II -- Bond Portfolio, International Equity Portfolio, Mid Cap Value Portfolio, Small Company Portfolio, U.S. Large Cap Core Equity Portfolio; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income
Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Nations Separate Account Trust -- Nations Marsico Growth Portfolio, Nations Marsico International Opportunities Portfolio; Old Mutual Insurance Company,
Inc. -- Old Mutual Growth II Portfolio, Old Mutual Large Cap Growth Portfolio; Oppenheimer Variable Account Funds -- Oppenheimer Aggressive Growth Fund/VA,

Oppenheimer Aggressive Growth Fund/VA -- Service Shares, Oppenheimer Balanced Fund/VA, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA, Oppenheimer Global Securities
Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap
Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar Hedged)
 -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Advisor Class Shares, Total Return
Portfolio -- Administrative Class Shares; The Prudential Series Fund,
Inc. -- Jennison 20/20 Focus Portfolio -- Class II, Jennison Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II; Rydex Variable Trust -- OTC Fund; Salomon Brothers Variable Series Funds Inc -- Salomon Brothers Variable All Cap Fund -- Class II, Salomon Brothers Variable Investors Fund -- Class I, Salomon Brothers Variable Strategic Bond Fund -- Class I, Salomon Brothers Variable Total Return Fund -- Class I, Salomon Brothers Variable Total Return Fund -- Class II; Scudder Variable Series II -- Scudder Technology Growth Portfolio -- Class B Shares, SVS Dreman High Return Equity Portfolio -- Class B Shares, SVS Dreman Small Cap Value Portfolio -- Class B Shares; Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares, Emerging Growth Portfolio -- Class II Shares) as of December 31, 2005, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two-year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life of New York VA Separate Account 1 as of December 31, 2005, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and their financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

Richmond, Virginia
March 17, 2006

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                            As of December 31, 2005

                                                                                  AIM Variable Insurance Funds
                               -------------------------------------------------------------------------------------------------
                                  AIM V.I.                                         AIM V.I.                         AIM V.I.
                                 Aggressive        AIM V.I.        AIM V.I.         Capital        AIM V.I.      International
                                   Growth        Basic Value       Blue Chip     Appreciation       Growth           Growth
                                   Fund --         Fund --          Fund --         Fund --         Fund --         Fund --
                               Series I shares Series II shares Series I shares Series I shares Series I shares Series II shares
                               --------------- ---------------- --------------- --------------- --------------- ----------------
Assets
Investments at fair market
  value (note 2b):............     $92,967        2,245,784         264,964         445,934         442,037         627,044
Dividend receivable...........          --               --              --              --              --              --
Receivable for units sold.....          --            4,476              --              --              --              --
                                   -------        ---------         -------         -------         -------         -------
       Total assets...........      92,967        2,250,260         264,964         445,934         442,037         627,044
                                   -------        ---------         -------         -------         -------         -------
Liabilities
Accrued expenses payable to
  affiliate (note 4c).........           4               98              11              21              19              28
Payable for units withdrawn...          --               --              --              --              --              --
                                   -------        ---------         -------         -------         -------         -------
       Total liabilities......           4               98              11              21              19              28
                                   -------        ---------         -------         -------         -------         -------
Net assets attributable to
  variable annuity contract
  owners......................     $92,963        2,250,162         264,953         445,913         442,018         627,016
                                   =======        =========         =======         =======         =======         =======
Investments in securities at
  cost........................     $82,318        2,011,121         246,040         370,189         353,384         548,351
                                   =======        =========         =======         =======         =======         =======
Shares outstanding............       7,425          183,180          37,477          18,069          25,625          27,263
                                   =======        =========         =======         =======         =======         =======

                               ---------------------------------
                                  AIM V.I.
                                   Premier         AIM V.I.
                                   Equity        Real Estate
                                   Fund --         Fund --
                               Series I shares Series II shares
                               --------------- ----------------
Assets
Investments at fair market
  value (note 2b):............     948,501          38,928
Dividend receivable...........          --              --
Receivable for units sold.....          --              --
                                   -------          ------
       Total assets...........     948,501          38,928
                                   -------          ------
Liabilities
Accrued expenses payable to
  affiliate (note 4c).........          40               2
Payable for units withdrawn...       8,419              --
                                   -------          ------
       Total liabilities......       8,459               2
                                   -------          ------
Net assets attributable to
  variable annuity contract
  owners......................     940,042          38,926
                                   =======          ======
Investments in securities at
  cost........................     850,806          38,481
                                   =======          ======
Shares outstanding............      42,496           1,855
                                   =======          ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2005

                                       The Alger American Fund
                                    ----------------------------- -----------------
                                        Alger          Alger      AllianceBernstein
                                       American    American Small      Global
                                        Growth     Capitalization    Technology
                                     Portfolio --   Portfolio --    Portfolio --
                                    Class O Shares Class O Shares      Class B
                                    -------------- -------------- -----------------
Assets
Investments at fair market
  value (note 2b):.................    $700,585       808,801          322,742
Dividend receivable................          --            --               --
Receivable for units sold..........          --            44               --
                                       --------       -------          -------
       Total assets................     700,585       808,845          322,742
                                       --------       -------          -------
Liabilities
Accrued expenses payable to
  affiliate (note 4c)..............          27            31               14
Payable for units withdrawn........          --            --               --
                                       --------       -------          -------
       Total liabilities...........          27            31               14
                                       --------       -------          -------
Net assets attributable to
  variable annuity contract owners.    $700,558       808,814          322,728
                                       ========       =======          =======
Investments in securities at cost..    $865,015       781,354          289,511
                                       ========       =======          =======
Shares outstanding.................      17,849        34,155           20,649
                                       ========       =======          =======

                                     AllianceBernstein Variable Products Series Fund, Inc.
                                    ------------------------------------------------------------------------
                                    AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein
                                       Growth and       International       Large Cap         Small Cap
                                         Income             Value            Growth            Growth
                                      Portfolio --      Portfolio --      Portfolio --      Portfolio --
                                         Class B           Class B           Class B           Class B
                                    ----------------- ----------------- ----------------- -----------------
Assets
Investments at fair market
  value (note 2b):.................     8,040,654          966,859          2,387,479          112,596
Dividend receivable................            --               --                 --               --
Receivable for units sold..........            --               --                 --            4,476
                                        ---------          -------          ---------          -------
       Total assets................     8,040,654          966,859          2,387,479          117,072
                                        ---------          -------          ---------          -------
Liabilities
Accrued expenses payable to
  affiliate (note 4c)..............           351               43                103                5
Payable for units withdrawn........           573               --                604               --
                                        ---------          -------          ---------          -------
       Total liabilities...........           924               43                707                5
                                        ---------          -------          ---------          -------
Net assets attributable to
  variable annuity contract owners.     8,039,730          966,816          2,386,772          117,067
                                        =========          =======          =========          =======
Investments in securities at cost..     6,948,817          885,618          1,995,320           82,647
                                        =========          =======          =========          =======
Shares outstanding.................       326,193           51,102             89,958            9,313
                                        =========          =======          =========          =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2005


                                                                                        American Century
                                                                                            Variable
                                        American Century Variable Portfolios, Inc.     Portfolios II, Inc.
                                    -------------------------------------------------- ------------------- --------------
                                                                                                              Dreyfus
                                                                                                             Investment
                                    VP Income &                                           VP Inflation     Portfolios --
                                      Growth                     VP Ultra(R) VP Value      Protection       MidCap Stock
                                      Fund --   VP International   Fund --   Fund --         Fund --        Portfolio --
                                      Class I   Fund -- Class I    Class I   Class I        Class II       Initial Shares
                                    ----------- ---------------- ----------- --------- ------------------- --------------
Assets
Investments at fair market value
  (note 2b):.......................  $303,927       205,852        714,061   1,593,388       279,232           90,553
Dividend receivable................        --            --             --          --           810               --
Receivable for units sold..........        --            --             --          --            --               --
                                     --------       -------        -------   ---------       -------           ------
       Total assets................   303,927       205,852        714,061   1,593,388       280,042           90,553
                                     --------       -------        -------   ---------       -------           ------
Liabilities
Accrued expenses payable to
  affiliate (note 4c)..............        13            10             31          71            12                4
Payable for units withdrawn........         6            --             --          --            --                6
                                     --------       -------        -------   ---------       -------           ------
       Total liabilities...........        19            10             31          71            12               10
                                     --------       -------        -------   ---------       -------           ------
Net assets attributable to
  variable annuity contract owners.  $303,908       205,842        714,030   1,593,317       280,030           90,543
                                     ========       =======        =======   =========       =======           ======
Investments in securities at cost..  $273,071       171,019        663,695   1,440,548       284,121           76,087
                                     ========       =======        =======   =========       =======           ======
Shares outstanding.................    40,470        25,012         68,792     194,316        27,216            4,729
                                     ========       =======        =======   =========       =======           ======


                                       Dreyfus
                                    ----------------------------
                                     The Dreyfus     Dreyfus
                                       Socially      Variable
                                     Responsible    Investment
                                        Growth       Fund --
                                    Fund, Inc. --  Money Market
                                    Initial Shares  Portfolio
                                    -------------- ------------
Assets
Investments at fair market value
  (note 2b):.......................    309,538       663,866
Dividend receivable................         --         2,085
Receivable for units sold..........         --            --
                                       -------       -------
       Total assets................    309,538       665,951
                                       -------       -------
Liabilities
Accrued expenses payable to
  affiliate (note 4c)..............         13            29
Payable for units withdrawn........         --            --
                                       -------       -------
       Total liabilities...........         13            29
                                       -------       -------
Net assets attributable to
  variable annuity contract owners.    309,525       665,922
                                       =======       =======
Investments in securities at cost..    273,368       663,866
                                       =======       =======
Shares outstanding.................     11,869       663,866
                                       =======       =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2005

                                                             Evergreen Variable
                               Eaton Vance Variable Trust      Annuity Trust          FAM Variable Series Fund, Inc.
                              ---------------------------- ---------------------- ---------------------------------------
                                                                                    Mercury      Mercury       Mercury
                                                                       Mercury       Global     Large Cap       Value
                                                           Evergreen Basic Value   Allocation     Growth    Opportunities
                              VT Floating-  VT Worldwide   VA Omega  V.I. Fund -- V.I. Fund -- V.I. Fund -- V.I. Fund --
                              Rate Income  Health Sciences  Fund --    Class III    Class III    Class III    Class III
                                  Fund          Fund        Class 2     Shares       Shares       Shares       Shares
                              ------------ --------------- --------- ------------ ------------ ------------ -------------
Assets
Investments at fair
  market value (note 2b):....  $7,546,542     1,119,039     16,118     270,360      107,635       52,343       234,491
Dividend receivable..........      30,863            --         --      23,173        2,109            7       133,197
Receivable for units sold....      15,709            --         --         603           --        4,476            72
                               ----------     ---------     ------     -------      -------       ------       -------
       Total assets..........   7,593,114     1,119,039     16,118     294,136      109,744       56,826       367,760
                               ----------     ---------     ------     -------      -------       ------       -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         332            49          1          13            5            3            16
Payable for units
  withdrawn..................          --             6         --          --           --           --            --
                               ----------     ---------     ------     -------      -------       ------       -------
       Total liabilities.....         332            55          1          13            5            3            16
                               ----------     ---------     ------     -------      -------       ------       -------
Net assets attributable
  to variable annuity
  contract owners............  $7,592,782     1,118,984     16,117     294,123      109,739       56,823       367,744
                               ==========     =========     ======     =======      =======       ======       =======
Investments in
  securities at cost.........  $7,561,070       997,295     15,540     275,995      103,678       45,255       347,974
                               ==========     =========     ======     =======      =======       ======       =======
Shares outstanding...........     748,665        93,021        967      18,342        8,645        4,763        39,278
                               ==========     =========     ======     =======      =======       ======       =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2005

                                                          Federated Insurance Series
                                         -------------------------------------------------------------
                                         Federated
                                          American            Federated High                Federated
                                          Leaders   Federated  Income Bond   Federated High  Kaufmann
                                         Fund II --  Capital    Fund II --    Income Bond   Fund II --
                                          Primary    Income      Primary       Fund II --    Service
                                           Shares    Fund II      Shares     Service Shares   Shares
                                         ---------- --------- -------------- -------------- ----------
Assets
Investments at fair market value (note
  2b):..................................  $653,812   377,336     434,776       4,657,791    2,664,324
Dividend receivable.....................        --        --          --              --           --
Receivable for units sold...............        --        --          --           1,204           --
                                          --------   -------     -------       ---------    ---------
       Total assets.....................   653,812   377,336     434,776       4,658,995    2,664,324
                                          --------   -------     -------       ---------    ---------
Liabilities
Accrued expenses payable to affiliate
  (note 4c).............................        25        15          17             194          116
Payable for units withdrawn.............        --        --          --              --          977
                                          --------   -------     -------       ---------    ---------
       Total liabilities................        25        15          17             194        1,093
                                          --------   -------     -------       ---------    ---------
Net assets attributable to variable
  annuity contract owners...............  $653,787   377,321     434,759       4,658,801    2,663,231
                                          ========   =======     =======       =========    =========
Investments in securities at cost.......  $591,903   484,109     439,135       4,615,750    2,266,573
                                          ========   =======     =======       =========    =========
Shares outstanding......................    30,581    42,208      56,173         604,908      184,382
                                          ========   =======     =======       =========    =========

                                               Fidelity Variable Insurance Products Fund
                                         -----------------------------------------------------

                                          VIP Asset    VIP Asset        VIP           VIP
                                         Manager/SM/  Manager/SM/  Contrafund(R) Contrafund(R)
                                         Portfolio -- Portfolio -- Portfolio --  Portfolio --
                                           Initial      Service       Initial       Service
                                            Class       Class 2        Class        Class 2
                                         ------------ ------------ ------------- -------------
Assets
Investments at fair market value (note
  2b):..................................   307,508      698,102      3,397,312    17,183,996
Dividend receivable.....................        --           --             --            --
Receivable for units sold...............        --            3             --         9,159
                                           -------      -------      ---------    ----------
       Total assets.....................   307,508      698,105      3,397,312    17,193,155
                                           -------      -------      ---------    ----------
Liabilities
Accrued expenses payable to affiliate
  (note 4c).............................        12           33            132           730
Payable for units withdrawn.............        --           --              9            --
                                           -------      -------      ---------    ----------
       Total liabilities................        12           33            141           730
                                           -------      -------      ---------    ----------
Net assets attributable to variable
  annuity contract owners...............   307,496      698,072      3,397,171    17,192,425
                                           =======      =======      =========    ==========
Investments in securities at cost.......   302,802      682,995      2,688,376    14,529,913
                                           =======      =======      =========    ==========
Shares outstanding......................    20,446       47,137        109,485       559,922
                                           =======      =======      =========    ==========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2005

                                                              Fidelity Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------------------------------------
                              VIP Dynamic
                                Capital    VIP Equity-  VIP Equity-   VIP Growth   VIP Growth   VIP Growth
                              Appreciation    Income       Income      & Income     & Income   Opportunities  VIP Growth
                              Portfolio -- Portfolio -- Portfolio -- Portfolio -- Portfolio -- Portfolio --  Portfolio --
                                Service      Initial      Service      Initial      Service       Initial      Initial
                                Class 2       Class       Class 2       Class       Class 2        Class        Class
                              ------------ ------------ ------------ ------------ ------------ ------------- ------------
Assets
Investments at fair
  market value (note 2b):....   $156,610    2,207,899    7,349,770    1,068,217    3,242,546      526,001     1,332,327
Dividend receivable..........         --           --           --           --           --           --            --
Receivable for units sold....         --           --           --           --           --           --            --
                                --------    ---------    ---------    ---------    ---------      -------     ---------
       Total assets..........    156,610    2,207,899    7,349,770    1,068,217    3,242,546      526,001     1,332,327
                                --------    ---------    ---------    ---------    ---------      -------     ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          7           88          315           42          139           21            53
Payable for units
  withdrawn..................         --          215       10,007           --          723           --           271
                                --------    ---------    ---------    ---------    ---------      -------     ---------
       Total liabilities.....          7          303       10,322           42          862           21           324
                                --------    ---------    ---------    ---------    ---------      -------     ---------
Net assets attributable
  to variable annuity
  contract owners............   $156,603    2,207,596    7,339,448    1,068,175    3,241,684      525,980     1,332,003
                                ========    =========    =========    =========    =========      =======     =========
Investments in
  securities at cost.........   $154,461    1,943,027    6,511,898      985,366    2,870,198      553,307     1,622,448
                                ========    =========    =========    =========    =========      =======     =========
Shares outstanding...........     18,253       86,618      292,005       72,421      223,162       30,335        39,535
                                ========    =========    =========    =========    =========      =======     =========

                              --------------------------


                               VIP Growth  VIP Mid Cap
                              Portfolio -- Portfolio --
                                Service      Service
                                Class 2      Class 2
                              ------------ ------------
Assets
Investments at fair
  market value (note 2b):....  2,037,924    12,585,346
Dividend receivable..........         --            --
Receivable for units sold....         --        18,216
                               ---------    ----------
       Total assets..........  2,037,924    12,603,562
                               ---------    ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         86           532
Payable for units
  withdrawn..................        304            --
                               ---------    ----------
       Total liabilities.....        390           532
                               ---------    ----------
Net assets attributable
  to variable annuity
  contract owners............  2,037,534    12,603,030
                               =========    ==========
Investments in
  securities at cost.........  1,815,327    10,020,856
                               =========    ==========
Shares outstanding...........     61,217       363,004
                               =========    ==========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2005

                              Fidelity Variable Insurance
                              Products Fund (continued)               Franklin Templeton Variable Insurance Products Trust
                              --------------------------- -----------------------------------------------------------------
                                                          Templeton              Franklin
                                                VIP         Global    Franklin  Large Cap    Mutual   Templeton  Templeton
                                  VIP          Value        Income     Income     Growth     Shares    Foreign    Foreign
                                Overseas     Strategies   Securities Securities Securities Securities Securities Securities
                              Portfolio --  Portfolio --   Fund --    Fund --    Fund --    Fund --    Fund --    Fund --
                                Initial       Service      Class I    Class 2    Class 2    Class 2    Class I    Class 2
                                 Class        Class 2       Shares     Shares     Shares     Shares     Shares     Shares
                              ------------  ------------  ---------- ---------- ---------- ---------- ---------- ----------
Assets
Investments at fair
  market value (note 2b):....   $797,108      270,694      213,451   3,812,827   357,124    485,287     41,042   1,424,913
Dividend receivable..........         --           --           --          --        --         --         --          --
Receivable for units sold....         --           --          324          --        --         --         --          --
                                --------      -------      -------   ---------   -------    -------     ------   ---------
       Total assets..........    797,108      270,694      213,775   3,812,827   357,124    485,287     41,042   1,424,913
                                --------      -------      -------   ---------   -------    -------     ------   ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         31           11            8         183        15         21          2          63
Payable for units
  withdrawn..................      2,695           10           --         126        --         --         --          --
                                --------      -------      -------   ---------   -------    -------     ------   ---------
       Total liabilities.....      2,726           21            8         309        15         21          2          63
                                --------      -------      -------   ---------   -------    -------     ------   ---------
Net assets attributable
  to variable annuity
  contract owners............   $794,382      270,673      213,767   3,812,518   357,109    485,266     41,040   1,424,850
                                ========      =======      =======   =========   =======    =======     ======   =========
Investments in
  securities at cost.........   $641,568      248,185      215,821   3,813,485   334,831    413,958     37,441   1,181,098
                                ========      =======      =======   =========   =======    =======     ======   =========
Shares outstanding...........     38,676       19,308       14,864     248,879    23,856     26,708      2,591      91,224
                                ========      =======      =======   =========   =======    =======     ======   =========


                              -----------
                              Templeton
                                Global
                                Asset
                              Allocation
                               Fund --
                               Class 2
                                Shares
                              ----------
Assets
Investments at fair
  market value (note 2b):....  369,896
Dividend receivable..........       --
Receivable for units sold....       --
                               -------
       Total assets..........  369,896
                               -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       16
Payable for units
  withdrawn..................       --
                               -------
       Total liabilities.....       16
                               -------
Net assets attributable
  to variable annuity
  contract owners............  369,880
                               =======
Investments in
  securities at cost.........  348,322
                               =======
Shares outstanding...........   17,715
                               =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2005

                                                                   GE Investments Funds, Inc.
                              ---------------------------------------------------------------------------------------
                              Global           International  Mid-Cap   Money       Premier    Real Estate S&P 500(R)
                              Income  Income      Equity      Equity    Market   Growth Equity Securities    Index
                               Fund    Fund        Fund        Fund      Fund        Fund         Fund        Fund
                              ------ --------- ------------- --------- --------- ------------- ----------- ----------
Assets
Investments at fair
  market value (note 2b):....  $--   3,985,097    177,698    5,654,122 6,870,549   2,830,008    3,569,300  37,119,421
Dividend receivable..........   --          --         --           --    22,877          --           --          --
Receivable for units sold....   --         692         --           --     2,177          --           --          --
                               ---   ---------    -------    --------- ---------   ---------    ---------  ----------
       Total assets..........   --   3,985,789    177,698    5,654,122 6,895,603   2,830,008    3,569,300  37,119,421
                               ---   ---------    -------    --------- ---------   ---------    ---------  ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....   --         168          7          235       293         115          151       1,522
Payable for units
  withdrawn..................   --          --         --          124        --          --          100      34,701
                               ---   ---------    -------    --------- ---------   ---------    ---------  ----------
       Total liabilities.....   --         168          7          359       293         115          251      36,223
                               ---   ---------    -------    --------- ---------   ---------    ---------  ----------
Net assets attributable
  to variable annuity
  contract owners............  $--   3,985,621    177,691    5,653,763 6,895,310   2,829,893    3,569,049  37,083,198
                               ===   =========    =======    ========= =========   =========    =========  ==========
Investments in
  securities at cost.........  $--   4,284,704    122,843    5,029,756 6,870,549   2,659,529    3,420,931  34,152,571
                               ===   =========    =======    ========= =========   =========    =========  ==========
Shares outstanding...........   --     336,579     15,560      294,179 6,870,549      37,409      185,901   1,618,109
                               ===   =========    =======    ========= =========   =========    =========  ==========

                              -------------
                               Small-Cap
                              Value Equity
                                  Fund
                              ------------
Assets
Investments at fair
  market value (note 2b):....  5,518,457
Dividend receivable..........         --
Receivable for units sold....        375
                               ---------
       Total assets..........  5,518,832
                               ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        233
Payable for units
  withdrawn..................         --
                               ---------
       Total liabilities.....        233
                               ---------
Net assets attributable
  to variable annuity
  contract owners............  5,518,599
                               =========
Investments in
  securities at cost.........  4,727,886
                               =========
Shares outstanding...........    382,165
                               =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2005

                                                                       Goldman Sachs Variable    Greenwich Street
                              GE Investments Funds, Inc. (continued)       Insurance Trust          Series Fund
                              -------------------------------------- --------------------------- -----------------
                                                                     Goldman Sachs Goldman Sachs Salomon Brothers
                                Total                      Value      Growth and      Mid Cap        Variable
                                Return      U.S. Equity    Equity       Income         Value     Aggressive Growth
                                 Fund          Fund         Fund         Fund          Fund      Fund -- Class II
                               -----------  -----------   ---------  ------------- ------------- -----------------
Assets
Investments at fair
  market value (note 2b):.... $21,848,144    3,030,403    1,863,244     519,195      2,304,092        395,686
Dividend receivable..........          --           --           --          --             --             --
Receivable for units sold....       2,892           --           --          --          7,831             --
                               -----------   ---------    ---------     -------      ---------        -------
       Total assets..........  21,851,036    3,030,403    1,863,244     519,195      2,311,923        395,686
                               -----------   ---------    ---------     -------      ---------        -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         934          124           82          20             91             17
Payable for units
  withdrawn..................          --           --            6          --             --             --
                               -----------   ---------    ---------     -------      ---------        -------
       Total liabilities.....         934          124           88          20             91             17
                               -----------   ---------    ---------     -------      ---------        -------
Net assets attributable
  to variable annuity
  contract owners............ $21,850,102    3,030,279    1,863,156     519,175      2,311,832        395,669
                               ===========   =========    =========     =======      =========        =======
Investments in
  securities at cost......... $21,342,268    2,891,243    1,633,500     440,568      1,895,085        347,511
                               ===========   =========    =========     =======      =========        =======
Shares outstanding...........   1,362,104       88,972      186,138      43,375        148,364         17,144
                               ===========   =========    =========     =======      =========        =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2005

                                                                          Janus Aspen Series
                              ---------------------------------------------------------------------------------------------
                                                           Flexible                               Global Life     Global
                                Balanced      Balanced       Bond          Forty        Forty       Sciences    Technology
                              Portfolio --  Portfolio -- Portfolio --  Portfolio --  Portfolio -- Portfolio -- Portfolio --
                              Institutional   Service    Institutional Institutional   Service      Service      Service
                                 Shares        Shares       Shares        Shares        Shares       Shares       Shares
                              ------------- ------------ ------------- ------------- ------------ ------------ ------------
Assets
Investments at fair
  market value (note 2b):....  $4,195,650    5,854,018      363,453      3,828,544     626,856      170,832       71,410
Dividend receivable..........          --           --           --             --          --           --           --
Receivable for units sold....          --           --           --             --          --           --           --
                               ----------    ---------      -------      ---------     -------      -------       ------
       Total assets..........   4,195,650    5,854,018      363,453      3,828,544     626,856      170,832       71,410
                               ----------    ---------      -------      ---------     -------      -------       ------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         163          263           14            145          26            8            3
Payable for units
  withdrawn..................         120           43           --             91          --           --           --
                               ----------    ---------      -------      ---------     -------      -------       ------
       Total liabilities.....         283          306           14            236          26            8            3
                               ----------    ---------      -------      ---------     -------      -------       ------
Net assets attributable
  to variable annuity
  contract owners............  $4,195,367    5,853,712      363,439      3,828,308     626,830      170,824       71,407
                               ==========    =========      =======      =========     =======      =======       ======
Investments in
  securities at cost.........  $4,008,198    5,075,039      383,973      3,859,288     505,729      121,113       56,324
                               ==========    =========      =======      =========     =======      =======       ======
Shares outstanding...........     163,001      219,911       31,994        138,314      22,836       19,325       18,033
                               ==========    =========      =======      =========     =======      =======       ======

                              --------------
                              International
                                 Growth
                              Portfolio --
                              Institutional
                                 Shares
                              -------------
Assets
Investments at fair
  market value (note 2b):....   1,773,220
Dividend receivable..........          --
Receivable for units sold....          --
                                ---------
       Total assets..........   1,773,220
                                ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          69
Payable for units
  withdrawn..................          --
                                ---------
       Total liabilities.....          69
                                ---------
Net assets attributable
  to variable annuity
  contract owners............   1,773,151
                                =========
Investments in
  securities at cost.........   1,622,719
                                =========
Shares outstanding...........      49,908
                                =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2005

                                                              Janus Aspen Series (continued)
                              ----------------------------------------------------------------------------------------------
                              International   Large Cap    Large Cap      Mid Cap      Mid Cap      Worldwide    Worldwide
                                 Growth        Growth        Growth       Growth        Growth       Growth        Growth
                              Portfolio --  Portfolio --  Portfolio -- Portfolio --  Portfolio -- Portfolio --  Portfolio --
                                 Service    Institutional   Service    Institutional   Service    Institutional   Service
                                 Shares        Shares        Shares       Shares        Shares       Shares        Shares
                              ------------- ------------- ------------ ------------- ------------ ------------- ------------
Assets
Investments at fair
  market value (note 2b):....   $978,327      1,998,851     343,815      3,262,640     334,136      1,936,845     721,925
Dividend receivable..........         --             --          --             --          --             --          --
Receivable for units sold....         --             --          --             --          --             --          --
                                --------      ---------     -------      ---------     -------      ---------     -------
       Total assets..........    978,327      1,998,851     343,815      3,262,640     334,136      1,936,845     721,925
                                --------      ---------     -------      ---------     -------      ---------     -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         44             78          15            125          14             76          31
Payable for units
  withdrawn..................      3,419              5       8,413            211          --             --          13
                                --------      ---------     -------      ---------     -------      ---------     -------
       Total liabilities.....      3,463             83       8,428            336          14             76          44
                                --------      ---------     -------      ---------     -------      ---------     -------
Net assets attributable
  to variable annuity
  contract owners............   $974,864      1,998,768     335,387      3,262,304     334,122      1,936,769     721,881
                                ========      =========     =======      =========     =======      =========     =======
Investments in
  securities at cost.........   $623,686      2,659,445     281,805      4,960,658     216,803      2,681,372     629,542
                                ========      =========     =======      =========     =======      =========     =======
Shares outstanding...........     27,817         95,822      16,682        112,427      11,761         69,272      26,006
                                ========      =========     =======      =========     =======      =========     =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2005

                                              J.P. Morgan Series Trust II
                              -----------------------------------------------------------
                                         International  Mid Cap    Small   U.S. Large Cap
                                Bond        Equity       Value    Company   Core Equity
                              Portfolio    Portfolio   Portfolio Portfolio   Portfolio
                              ---------- ------------- --------- --------- --------------
Assets
Investments at fair
  market value (note 2b):.... $1,880,519    170,834    3,090,402  446,655     182,567
Dividend receivable..........         --         --           --       --          --
Receivable for units sold....        523         --           --       --          --
                              ----------    -------    ---------  -------     -------
       Total assets..........  1,881,042    170,834    3,090,402  446,655     182,567
                              ----------    -------    ---------  -------     -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         83          8          136       20           8
Payable for units
  withdrawn..................         --         --            6       --          --
                              ----------    -------    ---------  -------     -------
       Total liabilities.....         83          8          142       20           8
                              ----------    -------    ---------  -------     -------
Net assets attributable
  to variable annuity
  contract owners............ $1,880,959    170,826    3,090,260  446,635     182,559
                              ==========    =======    =========  =======     =======
Investments in
  securities at cost......... $1,891,317    148,155    2,588,663  414,778     169,250
                              ==========    =======    =========  =======     =======
Shares outstanding...........    158,426     14,003      111,006   28,056      13,424
                              ==========    =======    =========  =======     =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2005


                                                                    MFS(R) Variable Insurance Trust
                              -----------------------------------------------------------------------------------------
                                   MFS(R)
                                  Investors          MFS(R)            MFS(R)            MFS(R)            MFS(R)
                                Growth Stock     Investors Trust    New Discovery   Strategic Income    Total Return
                              Series -- Service Series -- Service Series -- Service Series -- Service Series -- Service
                                Class Shares      Class Shares      Class Shares      Class Shares      Class Shares
                              ----------------- ----------------- ----------------- ----------------- -----------------
Assets
Investments at fair
  market value (note 2b):....    $2,393,585         3,830,255         1,022,744          563,611          3,960,532
Dividend receivable..........            --                --                --               --                 --
Receivable for units sold....            --                --               267               --                487
                                 ----------         ---------         ---------          -------          ---------
       Total assets..........     2,393,585         3,830,255         1,023,011          563,611          3,961,019
                                 ----------         ---------         ---------          -------          ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           104               164                44               24                197
Payable for units
  withdrawn..................            --               641                --               --                 --
                                 ----------         ---------         ---------          -------          ---------
       Total liabilities.....           104               805                44               24                197
                                 ----------         ---------         ---------          -------          ---------
Net assets attributable
  to variable annuity
  contract owners............    $2,393,481         3,829,450         1,022,967          563,587          3,960,822
                                 ==========         =========         =========          =======          =========
Investments in
  securities at cost.........    $2,106,555         3,340,855           852,612          567,970          3,916,524
                                 ==========         =========         =========          =======          =========
Shares outstanding...........       246,254           199,596            66,197           53,575            193,197
                                 ==========         =========         =========          =======          =========

                              ------------------

                                   MFS(R)
                                  Utilities
                              Series -- Service
                                Class Shares
                              -----------------
Assets
Investments at fair
  market value (note 2b):....     2,009,660
Dividend receivable..........            --
Receivable for units sold....            --
                                  ---------
       Total assets..........     2,009,660
                                  ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....            85
Payable for units
  withdrawn..................            --
                                  ---------
       Total liabilities.....            85
                                  ---------
Net assets attributable
  to variable annuity
  contract owners............     2,009,575
                                  =========
Investments in
  securities at cost.........     1,548,633
                                  =========
Shares outstanding...........        85,300
                                  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2005

                                                              Old Mutual Insurance
                              Nations Separate Account Trust      Company, Inc.       Oppenheimer Variable Account Funds
                              ------------------------------- --------------------- --------------------------------------
                                                                                                 Oppenheimer
                                              Nations Marsico            Old Mutual Oppenheimer   Aggressive
                              Nations Marsico  International  Old Mutual Large Cap  Aggressive      Growth     Oppenheimer
                                  Growth       Opportunities  Growth II    Growth     Growth      Fund/VA --    Balanced
                                 Portfolio       Portfolio    Portfolio  Portfolio    Fund/VA   Service Shares   Fund/VA
                              --------------- --------------- ---------- ---------- ----------- -------------- -----------
Assets
Investments at fair
  market value (note 2b):....   $3,336,498       3,899,168     272,225    573,559      818,757     272,876       894,638
Dividend receivable..........           --              --          --         --           --          --            --
Receivable for units sold....        4,827           5,385          --         --           --          --            --
                                ----------       ---------     -------    -------    ---------     -------       -------
       Total assets..........    3,341,325       3,904,553     272,225    573,559      818,757     272,876       894,638
                                ----------       ---------     -------    -------    ---------     -------       -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          142             164          11         23           31          11            35
Payable for units
  withdrawn..................           --              --          --         --          101          --            --
                                ----------       ---------     -------    -------    ---------     -------       -------
       Total liabilities.....          142             164          11         23          132          11            35
                                ----------       ---------     -------    -------    ---------     -------       -------
Net assets attributable
  to variable annuity
  contract owners............   $3,341,183       3,904,389     272,214    573,536      818,625     272,865       894,603
                                ==========       =========     =======    =======    =========     =======       =======
Investments in
  securities at cost.........   $2,935,505       3,110,166     504,962    745,780    1,104,159     225,787       812,423
                                ==========       =========     =======    =======    =========     =======       =======
Shares outstanding...........      186,501         211,452      23,327     30,853       16,577       5,584        52,410
                                ==========       =========     =======    =======    =========     =======       =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2005

                                                                    Oppenheimer Variable Account Funds
                              ------------------------------------------------------------------------------------------------
                                                           Oppenheimer                Oppenheimer                Oppenheimer
                               Oppenheimer   Oppenheimer     Capital     Oppenheimer     Global     Oppenheimer      Main
                                 Balanced      Capital     Appreciation     Core       Securities      High         Street
                                Fund/VA --   Appreciation   Fund/VA --      Bond       Fund/VA --     Income      Fund/VA --
                              Service Shares   Fund/VA    Service Shares   Fund/VA   Service Shares   Fund/VA   Service Shares
                              -------------- ------------ -------------- ----------- -------------- ----------- --------------
Assets
Investments at fair
  market value (note 2b):....   $1,275,086    1,199,779     4,932,386     1,633,117    5,552,540      523,054     8,344,451
Dividend receivable..........           --           --            --            --           --           --            --
Receivable for units sold....        1,088           --            --            --        2,268          283            --
                                ----------    ---------     ---------     ---------    ---------      -------     ---------
       Total assets..........    1,276,174    1,199,779     4,932,386     1,633,117    5,554,808      523,337     8,344,451
                                ----------    ---------     ---------     ---------    ---------      -------     ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           57           47           216            62          239           20           365
Payable for units
  withdrawn..................           --           --           200            --           --           --         9,182
                                ----------    ---------     ---------     ---------    ---------      -------     ---------
       Total liabilities.....           57           47           416            62          239           20         9,547
                                ----------    ---------     ---------     ---------    ---------      -------     ---------
Net assets attributable
  to variable annuity
  contract owners............   $1,276,117    1,199,732     4,931,970     1,633,055    5,554,569      523,317     8,334,904
                                ==========    =========     =========     =========    =========      =======     =========
Investments in
  securities at cost.........   $1,256,159    1,198,933     4,488,578     1,621,155    4,322,881      522,557     7,066,740
                                ==========    =========     =========     =========    =========      =======     =========
Shares outstanding...........       75,138       31,147       129,019       145,944      167,447       61,973       385,781
                                ==========    =========     =========     =========    =========      =======     =========

                              ---------------
                               Oppenheimer
                               Main Street
                                Small Cap
                                Fund/VA --
                              Service Shares
                              --------------
Assets
Investments at fair
  market value (note 2b):....   4,610,701
Dividend receivable..........          --
Receivable for units sold....       7,531
                                ---------
       Total assets..........   4,618,232
                                ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         200
Payable for units
  withdrawn..................          --
                                ---------
       Total liabilities.....         200
                                ---------
Net assets attributable
  to variable annuity
  contract owners............   4,618,032
                                =========
Investments in
  securities at cost.........   3,849,350
                                =========
Shares outstanding...........     270,264
                                =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2005

                                                     PIMCO Variable Insurance Trust
                          -------------------------------------------------------------------------------------
                                        Foreign Bond                   Long-Term
                              All        Portfolio         High           U.S.          Low          Total
                             Asset      (U.S. Dollar      Yield        Government     Duration       Return
                          Portfolio --   Hedged) --    Portfolio --   Portfolio --  Portfolio --  Portfolio --
                            Advisor    Administrative Administrative Administrative   Advisor    Administrative
                          Class Shares  Class Shares   Class Shares   Class Shares  Class Shares  Class Shares
                          ------------ -------------- -------------- -------------- ------------ --------------
Assets
Investments at fair
 market value (note 2b):.   $682,034      153,873       4,726,531      8,576,095      704,600      21,525,024
Dividend receivable......         --          390          25,524         30,327        2,279          82,509
Receivable for units sold         --           --              --            178           --           2,560
                            --------      -------       ---------      ---------      -------      ----------
   Total assets..........    682,034      154,263       4,752,055      8,606,600      706,879      21,610,093
                            --------      -------       ---------      ---------      -------      ----------
Liabilities
Accrued expenses payable
 to affiliate (note 4c)..         28            7             206            378           32             918
Payable for units
 withdrawn...............         --           --              86             --           --              --
                            --------      -------       ---------      ---------      -------      ----------
   Total liabilities.....         28            7             292            378           32             918
                            --------      -------       ---------      ---------      -------      ----------
Net assets attributable
 to variable annuity
 contract owners.........   $682,006      154,256       4,751,763      8,606,222      706,847      21,609,175
                            ========      =======       =========      =========      =======      ==========
Investments in
 securities at cost......   $685,163      149,396       4,646,279      8,726,895      708,422      21,826,906
                            ========      =======       =========      =========      =======      ==========
Shares outstanding.......     57,702       14,881         577,110        779,645       69,831       2,102,053
                            ========      =======       =========      =========      =======      ==========

                              The Prudential Series Fund, Inc.
                          -----------------------------------------


                            Jennison                     Natural
                          20/20 Focus     Jennison      Resources
                          Portfolio --  Portfolio --   Portfolio --
                            Class II   Class II Shares   Class II
                          ------------ --------------- ------------
Assets
Investments at fair
 market value (note 2b):.    77,792        60,615        311,389
Dividend receivable......        --            --             --
Receivable for units sold        --            --             --
                             ------        ------        -------
   Total assets..........    77,792        60,615        311,389
                             ------        ------        -------
Liabilities
Accrued expenses payable
 to affiliate (note 4c)..         5             4             15
Payable for units
 withdrawn...............        --            --             --
                             ------        ------        -------
   Total liabilities.....         5             4             15
                             ------        ------        -------
Net assets attributable
 to variable annuity
 contract owners.........    77,787        60,611        311,374
                             ======        ======        =======
Investments in
 securities at cost......    68,074        53,522        285,831
                             ======        ======        =======
Shares outstanding.......     5,246         2,958          6,871
                             ======        ======        =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2005

                              Rydex Variable
                                  Trust                           Salomon Brothers Variable Series Funds Inc
                              -------------- ------------------------------------------------------------------------------------
                                             Salomon Brothers Salomon Brothers Salomon Brothers Salomon Brothers Salomon Brothers
                                                 Variable         Variable         Variable         Variable         Variable
                                   OTC           All Cap         Investors      Strategic Bond    Total Return     Total Return
                                   Fund      Fund -- Class II Fund -- Class I  Fund -- Class I  Fund -- Class I  Fund -- Class II
                              -------------- ---------------- ---------------- ---------------- ---------------- ----------------
Assets
Investments at fair
  market value (note 2b):....    $946,657        476,538          216,950          320,098          150,474           64,177
Dividend receivable..........          --             --               --               --               --               --
Receivable for units sold....          --             --               --               --               --               --
                                 --------        -------          -------          -------          -------           ------
       Total assets..........     946,657        476,538          216,950          320,098          150,474           64,177
                                 --------        -------          -------          -------          -------           ------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          44             21                8               12                6                4
Payable for units
  withdrawn..................          --             --               --               --               --               --
                                 --------        -------          -------          -------          -------           ------
       Total liabilities.....          44             21                8               12                6                4
                                 --------        -------          -------          -------          -------           ------
Net assets attributable
  to variable annuity
  contract owners............    $946,613        476,517          216,942          320,086          150,468           64,173
                                 ========        =======          =======          =======          =======           ======
Investments in
  securities at cost.........    $843,131        444,284          191,569          338,092          139,298           63,406
                                 ========        =======          =======          =======          =======           ======
Shares outstanding...........      65,062         27,450           14,921           31,047           13,269            5,590
                                 ========        =======          =======          =======          =======           ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2005

                                       Scudder Variable Series II          Van Kampen Life Investment Trust
                              -------------------------------------------- -------------------------------
                                 Scudder       SVS Dreman     SVS Dreman
                                Technology    High Return     Small Cap                        Emerging
                                  Growth         Equity         Value         Comstock          Growth
                               Portfolio --   Portfolio --   Portfolio --   Portfolio --     Portfolio --
                              Class B Shares Class B Shares Class B Shares Class II Shares  Class II Shares
                              -------------- -------------- -------------- ---------------  ---------------
Assets
Investments at fair
  market value (note 2b):....    $176,907       599,442        539,549        3,362,069         199,321
Dividend receivable..........          --            --             --               --              --
Receivable for units sold....          --            --             --               --              --
                                 --------       -------        -------        ---------         -------
       Total assets..........     176,907       599,442        539,549        3,362,069         199,321
                                 --------       -------        -------        ---------         -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           9            25             24              147               8
Payable for units
  withdrawn..................          --             6             --              143              --
                                 --------       -------        -------        ---------         -------
       Total liabilities.....           9            31             24              290               8
                                 --------       -------        -------        ---------         -------
Net assets attributable
  to variable annuity
  contract owners............    $176,898       599,411        539,525        3,361,779         199,313
                                 ========       =======        =======        =========         =======
Investments in
  securities at cost.........    $163,020       497,673        490,948        3,136,168         174,938
                                 ========       =======        =======        =========         =======
Shares outstanding...........      19,208        44,768         27,072          246,305           7,167
                                 ========       =======        =======        =========         =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                           Statements of Operations


                                                         AIM Variable Insurance Funds
                               -------------------------------------------------------------------------------
                                  AIM V.I.                                         AIM V.I.
                                 Aggressive        AIM V.I.        AIM V.I.         Capital        AIM V.I.
                                   Growth        Basic Value       Blue Chip     Appreciation       Growth
                                   Fund --         Fund --          Fund --         Fund --         Fund --
                               Series I shares Series II shares Series I shares Series I shares Series I shares
                               --------------- ---------------- --------------- --------------- ---------------
                                                         Year ended December 31, 2005
                               -------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................     $    --           9,971           1,519             276              --
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....          --              --              --              --              --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II (note
         4a)..................         119          10,534           1,228           3,255           2,500
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III (note
         4a)..................          --             243              --             101             290
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............       1,235          14,514           2,360           2,662           2,110
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a)..................          --           1,809              --             494             595
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI (note
         4a)..................          --           2,932              --               4              --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII (note
         4a)..................          --              --              --              --              --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII (note
         4a)..................          --             166              --              --              --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX (note
         4a)..................          --              --              --              --              --
                                   -------         -------          ------          ------          ------
Net investment income
  (expense)...................      (1,354)        (20,227)         (2,069)         (6,240)         (5,495)
                                   -------         -------          ------          ------          ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................       6,640          27,565           1,659           3,108          25,729
   Change in unrealized
     appreciation
     (depreciation)...........      (1,827)         63,835           6,211          33,546          (1,380)
   Capital gain
     distribution.............          --          15,064              --              --              --
                                   -------         -------          ------          ------          ------
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................       4,813         106,464           7,870          36,654          24,349
                                   -------         -------          ------          ------          ------
Increase (decrease) in
  net assets from
  operations..................     $ 3,459          86,237           5,801          30,414          18,854
                                   =======         =======          ======          ======          ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                 AIM Variable Insurance Funds (continued)         The Alger American Fund
                             ------------------------------------------------  ----------------------------
                                                                                                  Alger
                                 AIM V.I.        AIM V.I.                          Alger         American
                              International       Premier         AIM V.I.        American        Small
                                  Growth          Equity        Real Estate        Growth     Capitalization
                                 Fund --          Fund --         Fund --       Portfolio --   Portfolio --
                             Series II shares Series I shares Series II shares Class O Shares Class O Shares
                             ---------------- --------------- ---------------- -------------- --------------
                                                                Period from
                                                                 April 29,
                                                                  2005 to
                                                                December 31,
                               Year ended December 31, 2005         2005       Year ended December 31, 2005
                             -------------------------------  ---------------- ----------------------------
Investment income and
 expense:
   Income -- Ordinary
     dividends..............     $ 3,732           7,876             489            1,576             --
   Expenses:
      Mortality and
        expense risk and
        administrative
        expenses -- Type
        I (note 4a).........          --              --              --            9,584         11,191
      Mortality and
        expense risk and
        administrative
        expenses -- Type
        II (note 4a)........       2,775           8,334              37               --             --
      Mortality and
        expense risk and
        administrative
        expenses -- Type
        III (note 4a).......          --           1,790              --               --             --
      Mortality and
        expense risk,
        administrative
        and enhanced
        rider expenses
        -- Type IV (note
        4a).................       2,421           4,043              79               --             --
      Mortality and
        expense risk,
        administrative
        and enhanced
        rider expenses
        -- Type V (note
        4a).................         262           1,034              --               --             --
      Mortality and
        expense risk and
        administrative
        expenses -- Type
        VI (note 4a)........         728              --              --               --             --
      Mortality and
        expense risk and
        administrative
        expenses -- Type
        VII (note 4a).......          --              --              --               --             --
      Mortality and
        expense risk and
        administrative
        expenses -- Type
        VIII (note 4a)......         120              --              --               --             --
      Mortality and
        expense risk and
        administrative
        expenses -- Type
        IX (note 4a)........          --              --              --               --             --
                                 -------          ------           -----          -------        -------
Net investment income
 (expense)..................      (2,574)         (7,325)            373           (8,008)       (11,191)
                                 -------          ------           -----          -------        -------
Net realized and
 unrealized gain (loss)
 on investments:
   Net realized gain
     (loss).................      12,128          14,359             (38)         (35,211)        (9,337)
   Change in unrealized
     appreciation
     (depreciation).........      75,168          32,584             447          110,069        134,387
   Capital gain
     distribution...........          --              --             369               --             --
                                 -------          ------           -----          -------        -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments................      87,296          46,943             778           74,858        125,050
                                 -------          ------           -----          -------        -------
Increase (decrease) in
 net assets from
 operations.................     $84,722          39,618           1,151           66,850        113,859
                                 =======          ======           =====          =======        =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                 AllianceBernstein Variable Products Series Fund, Inc.
                               ----------------------------------------------------------------------------------------
                               AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein
                                    Global          Growth and       International       Large Cap         Small Cap
                                  Technology          Income             Value            Growth            Growth
                                 Portfolio --      Portfolio --      Portfolio --      Portfolio --      Portfolio --
                                    Class B           Class B           Class B           Class B           Class B
                               ----------------- ----------------- ----------------- ----------------- -----------------
                                                             Year ended December 31, 2005
                               ----------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................      $    --            90,688            3,754                 --               --
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....           --             1,345               --                 --               --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II (note
         4a)..................        2,039            36,367            1,819              7,725              404
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III (note
         4a)..................           --             8,931               --              2,830              252
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............        1,853            47,864            2,765             13,495            1,006
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a)..................          554            16,861              715              3,213               --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI (note
         4a)..................          168             4,810              719                259               --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII (note
         4a)..................           --                --               --                 --               --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII (note
         4a)..................           --               181              328                 98               --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX (note
         4a)..................           --                --               --                 --               --
                                    -------           -------           ------            -------           ------
Net investment income
  (expense)...................       (4,614)          (25,671)          (2,592)           (27,620)          (1,662)
                                    -------           -------           ------            -------           ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................        5,555           163,306            9,181             40,842            2,801
   Change in unrealized
     appreciation
     (depreciation)...........        4,935            92,776           79,297            210,194            2,240
   Capital gain
     distribution.............           --                --            3,966                 --               --
                                    -------           -------           ------            -------           ------
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................       10,490           256,082           92,444            251,036            5,041
                                    -------           -------           ------            -------           ------
Increase (decrease) in
  net assets from
  operations..................      $ 5,876           230,411           89,852            223,416            3,379
                                    =======           =======           ======            =======           ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                             American Century
                                                                                 Variable
                                American Century Variable Portfolios, Inc.  Portfolios II, Inc.
                               -------------------------------------------  -------------------
                                    VP                                              VP
                                 Income &        VP          VP      VP          Inflation
                                  Growth    International Ultra(R)  Value       Protection
                                 Fund --       Fund --    Fund --  Fund --        Fund --
                                 Class I       Class I    Class I  Class I       Class II
                               ------------ ------------- -------- -------  -------------------
                                Year ended                                      Period from
                               December 31,                                  April 29, 2005 to
                                   2005      Year ended December 31, 2005    December 31, 2005
                               ------------ ------------------------------  -------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................    $4,167        1,656          --   85,908         6,228
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....        --           --          --       --            --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II (note
         4a)..................        76           64         618      864           198
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III (note
         4a)..................        --           --          --       --            --
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............     3,590        2,369       7,997   21,598         1,047
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V
         (note 4a)............        --          256         275       29            --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI (note
         4a)..................        --           --          --       --           443
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII (note
         4a)..................        --           --          --       --            --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII (note
         4a)..................        --           --          --       --            98
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX (note
         4a)..................        --           --          --       --            --
                                  ------       ------      ------  -------        ------
Net investment income
  (expense)...................       501       (1,033)     (8,890)  63,417         4,442
                                  ------       ------      ------  -------        ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................       783        3,511       2,768   11,521          (146)
   Change in unrealized
     appreciation
     (depreciation)...........     5,949       19,261      21,922  (80,702)       (4,889)
   Capital gain
     distribution.............        --           --          --   58,191            --
                                  ------       ------      ------  -------        ------
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................     6,732       22,772      24,690  (10,990)       (5,035)
                                  ------       ------      ------  -------        ------
Increase (decrease) in
  net assets from
  operations..................    $7,233       21,739      15,800   52,427          (593)
                                  ======       ======      ======  =======        ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                                      Eaton Vance     Evergreen Variable
                                                    Dreyfus                         Variable Trust      Annuity Trust
                               -------------------------------------------------- ------------------  ------------------
                                                   The Dreyfus
                               Dreyfus Investment    Socially    Dreyfus Variable    VT        VT
                                 Portfolios --     Responsible      Investment    Floating- Worldwide    Evergreen VA
                                  MidCap Stock     Growth Fund,      Fund --        Rate     Health         Omega
                                  Portfolio --       Inc. --       Money Market    Income   Sciences       Fund --
                                 Initial Shares   Initial Shares    Portfolio       Fund      Fund         Class 2
                               ------------------ -------------- ---------------- --------- --------- ------------------
                                                                                      Year ended          Year ended
                                          Year ended December 31, 2005             December 31, 2005  December 31, 2005
                               -------------------------------------------------- ------------------  ------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................      $    22               --          19,847       304,453        --          --
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....           --               --              --            --        --          --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II
         (note 4a)............          293            1,408           2,145        28,077     4,530          79
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III
         (note 4a)............           --               71              --         4,920       528          --
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............          901            3,140           8,560        57,275     8,081          --
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a)..................           --               --             385        20,293       531          --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI
         (note 4a)............           --               --              --         5,286       964           4
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII
         (note 4a)............           --               --              --            --        --          --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII
         (note 4a)............           --               --              --            --        --          --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX
         (note 4a)............           --               --              --            --        --          --
                                    -------           ------          ------       -------   -------         ---
Net investment income
  (expense)...................       (1,172)          (4,619)          8,757       188,602   (14,634)        (83)
                                    -------           ------          ------       -------   -------         ---
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................        1,836            3,208              --          (521)    7,698           3
   Change in unrealized
     appreciation
     (depreciation)...........        4,794            8,915              --       (16,464)   77,019         578
   Capital gain
     distribution.............          290               --              --            --        --          --
                                    -------           ------          ------       -------   -------         ---
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................        6,920           12,123              --       (16,985)   84,717         581
                                    -------           ------          ------       -------   -------         ---
Increase (decrease) in
  net assets from
  operations..................      $ 5,748            7,504           8,757       171,617    70,083         498
                                    =======           ======          ======       =======   =======         ===

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                           FAM Variable Series Fund, Inc.
                                        --------------------------------------------------------------------
                                          Mercury Basic    Mercury Global    Mercury Large    Mercury Value
                                           Value V.I.      Allocation V.I.     Cap Growth     Opportunities
                                             Fund --           Fund --        V.I. Fund --     V.I. Fund --
                                        Class III Shares  Class III Shares  Class III Shares Class III Shares
                                        ----------------- ----------------- ---------------- ----------------
                                                             Period from
                                           Year ended     April 29, 2005 to
                                        December 31, 2005 December 31, 2005   Year ended December 31, 2005
                                        ----------------- ----------------- --------------------------------
Investment income and expense:
   Income -- Ordinary dividends........     $ 23,784            2,109                7           135,587
   Expenses:
       Mortality and expense risk
         and administrative
         expenses -- Type I (note
         4a)...........................           --               --               --                --
       Mortality and expense risk
         and administrative
         expenses -- Type II (note
         4a)...........................        1,692              213               19             2,535
       Mortality and expense risk
         and administrative
         expenses -- Type III
         (note 4a).....................           --               --               --                --
       Mortality and expense risk,
         administrative and
         enhanced rider expenses
         -- Type IV (note 4a)..........          765              218              595               987
       Mortality and expense risk,
         administrative and
         enhanced rider expenses
         -- Type V (note 4a)...........           --               --               --                --
       Mortality and expense risk
         and administrative
         expenses -- Type VI (note
         4a)...........................          965              219               --               230
       Mortality and expense risk
         and administrative
         expenses -- Type VII
         (note 4a).....................           --               --               --                --
       Mortality and expense risk
         and administrative
         expenses -- Type VIII
         (note 4a).....................           --               --               --                31
       Mortality and expense risk
         and administrative
         expenses -- Type IX (note
         4a)...........................           --               --               --                --
                                            --------            -----            -----           -------
Net investment income (expense)........       20,362            1,459             (607)          131,804
                                            --------            -----            -----           -------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)............           60              280              201              (265)
   Change in unrealized
     appreciation (depreciation).......      (10,851)           3,957            4,231           (97,461)
   Capital gain distribution...........          154               --               --             4,229
                                            --------            -----            -----           -------
Net realized and unrealized gain
  (loss) on investments on
  investments..........................      (10,637)           4,237            4,432           (93,497)
                                            --------            -----            -----           -------
Increase (decrease) in net assets
  from operations......................     $  9,725            5,696            3,825            38,307
                                            ========            =====            =====           =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                          Federated Insurance Series
                               --------------------------------------------------------------------------------
                                   Federated                        Federated High Federated High   Federated
                                American Leaders                     Income Bond    Income Bond      Kaufmann
                               Fund II -- Primary Federated Capital   Fund II --     Fund II --     Fund II --
                                     Shares        Income Fund II   Primary Shares Service Shares Service Shares
                               ------------------ ----------------- -------------- -------------- --------------
                                                         Year ended December 31, 2005
                               --------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................      $10,669             24,158          32,120        182,303             --
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....        9,694              6,136           5,376             --             --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II (note
         4a)..................           --                 --              --         22,753          8,270
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III (note
         4a)..................           --                 --              --          1,003            259
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............           --                 --              --         15,637         19,280
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a)..................           --                 --              --          2,129          1,764
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI (note
         4a)..................           --                 --              --          1,487          5,102
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII (note
         4a)..................           --                 --              --             --             --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII (note
         4a)..................           --                 --              --             22             --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX (note
         4a)..................           --                 --              --             --             --
                                    -------            -------         -------        -------        -------
Net investment income
  (expense)...................          975             18,022          26,744        139,272        (34,675)
                                    -------            -------         -------        -------        -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................        7,706            (41,608)         (2,812)        (2,151)        52,458
   Change in unrealized
     appreciation
     (depreciation)...........       14,915             43,554         (19,133)       (97,436)       211,045
   Capital gain
     distribution.............           --                 --              --             --          2,523
                                    -------            -------         -------        -------        -------
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................       22,621              1,946         (21,945)       (99,587)       266,026
                                    -------            -------         -------        -------        -------
Increase (decrease) in
  net assets from
  operations..................      $23,596             19,968           4,799         39,685        231,351
                                    =======            =======         =======        =======        =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                             Fidelity Variable Insurance Products Fund
                               ---------------------------------------------------------------------
                                                                                         VIP Dynamic
                                               VIP Asset                                   Capital
                                 VIP Asset    Manager/SM/       VIP            VIP       Appreciation
                                 Manager/SM   Portfolio -- Contrafund(R)  Contrafund(R)  Portfolio --
                               /Portfolio --    Service    Portfolio --   Portfolio --     Service
                               Initial Class    Class 2    Initial Class Service Class 2   Class 2
                               -------------- ------------ ------------- --------------- ------------
                                                    Year ended December 31, 2005
                               ---------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................     $8,526           431         9,137          10,464          --
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....      4,278            --        43,732              --          --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II (note
         4a)..................         --           972            --          81,858         117
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III (note
         4a)..................         --            --            --           1,280          --
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............         --            84            --          73,039          21
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a)..................         --            --            --          10,552          --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI (note
         4a)..................         --            91            --           6,401          26
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII (note
         4a)..................         --            --            --              --          --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII (note
         4a)..................         --         1,045            --              --          --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX (note
         4a)..................         --           102            --              --          --
                                   ------        ------       -------       ---------       -----
Net investment income
  (expense)...................      4,248        (1,863)      (34,595)       (162,666)       (164)
                                   ------        ------       -------       ---------       -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................       (956)        1,598        76,267         216,135          63
   Change in unrealized
     appreciation
     (depreciation)...........      4,051        14,812       415,599       1,748,212       1,556
   Capital gain
     distribution.............         --            --            --              --          --
                                   ------        ------       -------       ---------       -----
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................      3,095        16,410       491,866       1,964,347       1,619
                                   ------        ------       -------       ---------       -----
Increase (decrease) in
  net assets from
  operations..................     $7,343        14,547       457,271       1,801,681       1,455
                                   ======        ======       =======       =========       =====

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                         Fidelity Variable Insurance Products Fund (continued)
                               ------------------------------------------------------------------------
                                VIP Equity-    VIP Equity-    VIP Growth     VIP Growth     VIP Growth
                                  Income         Income        & Income       & Income     Opportunities
                               Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                               Initial Class Service Class 2 Initial Class Service Class 2 Initial Class
                               ------------- --------------- ------------- --------------- -------------
                                                     Year ended December 31, 2005
                               ------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................   $ 45,709        114,814        16,247          35,191          5,078
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....     31,065             --        14,929              --          7,600
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II (note
         4a)..................         --         42,856            --          19,275             --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III (note
         4a)..................         --          4,634            --           2,328             --
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............         --         38,859            --          21,895             --
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a)..................         --         12,763            --           1,250             --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI (note
         4a)..................         --          4,659            --             341             --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII (note
         4a)..................         --             --            --              --             --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII (note
         4a)..................         --             82            --              --             --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX (note
         4a)..................         --             --            --              --             --
                                 --------        -------        ------         -------        -------
Net investment income
  (expense)...................     14,644         10,961         1,318          (9,898)        (2,522)
                                 --------        -------        ------         -------        -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................     25,472         93,267         2,079          20,147        (10,073)
   Change in unrealized
     appreciation
     (depreciation)...........    (17,345)        (6,126)       57,667         177,853         51,062
   Capital gain
     distribution.............     70,355        193,826            --              --             --
                                 --------        -------        ------         -------        -------
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................     78,482        280,967        59,746         198,000         40,989
                                 --------        -------        ------         -------        -------
Increase (decrease) in
  net assets from
  operations..................   $ 93,126        291,928        61,064         188,102         38,467
                                 ========        =======        ======         =======        =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                          Fidelity Variable Insurance Products Fund (continued)
                               --------------------------------------------------------------------------
                                                                                              VIP Value
                                VIP Growth     VIP Growth      VIP Mid Cap   VIP Overseas    Strategies
                               Portfolio --   Portfolio --    Portfolio --   Portfolio --   Portfolio --
                               Initial Class Service Class 2 Service Class 2 Initial Class Service Class 2
                               ------------- --------------- --------------- ------------- ---------------
                                                      Year ended December 31, 2005
                               --------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................   $  7,205          4,609               --         8,898           143
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....     19,874             --            3,944        10,586            --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II (note
         4a)..................         --         11,818           63,800            --         1,993
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III (note
         4a)..................         --          1,380            3,382            --            --
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............         --         13,287           45,583            --           253
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a)..................         --          1,261           10,663            --            --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI (note
         4a)..................         --            348            7,561            --           250
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII (note
         4a)..................         --             --               --            --            --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII
         (note 4a)............         --             68              179            --            --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX (note
         4a)..................         --             --               --            --            --
                                 --------        -------        ---------       -------        ------
Net investment income
  (expense)...................    (12,669)       (23,553)        (135,112)       (1,688)       (2,353)
                                 --------        -------        ---------       -------        ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................    (74,611)        27,323          310,279        15,007         2,379
   Change in unrealized
     appreciation
     (depreciation)...........    144,149         78,904        1,225,170       110,633         9,143
   Capital gain
     distribution.............         --             --          108,625            --         4,024
                                 --------        -------        ---------       -------        ------
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................     69,538        106,227        1,644,074       125,640        15,546
                                 --------        -------        ---------       -------        ------
Increase (decrease) in
  net assets from
  operations..................   $ 56,869         82,674        1,508,962       123,952        13,193
                                 ========        =======        =========       =======        ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                       Franklin Templeton Variable Insurance Products Trust
                               --------------------------------------------------------------------
                               Templeton Global   Franklin Income  Franklin Large Cap Mutual Shares
                               Income Securities    Securities     Growth Securities    Securities
                                    Fund --           Fund --           Fund --          Fund --
                                Class I Shares    Class 2 Shares     Class 2 Shares   Class 2 Shares
                               ----------------- ----------------- ------------------ --------------
                                                    Period from
                                  Year ended     April 29, 2005 to
                               December 31, 2005 December 31, 2005   Year ended December 31, 2005
                               ----------------- ----------------- --------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................      $ 2,146               477             1,574            3,828
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....        1,281                --                --               --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II
         (note 4a)............           --             2,523               540              792
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III
         (note 4a)............           --                --                --              412
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............           --             1,917             3,892            5,197
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a)..................           --                59                --              189
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI
         (note 4a)............           --               492                --               --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII
         (note 4a)............           --                --                --               --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII
         (note 4a)............           --             6,008                --               --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX
         (note 4a)............           --             1,322                --               --
                                    -------           -------            ------           ------
Net investment income
  (expense)...................          865           (11,844)           (2,858)          (2,762)
                                    -------           -------            ------           ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................         (321)             (865)            1,402            8,759
   Change in unrealized
     appreciation
     (depreciation)...........       (2,373)             (658)              641           29,125
   Capital gain
     distribution.............           --                --                --            1,107
                                    -------           -------            ------           ------
Net realized and
  unrealized gain (loss)
  on investments..............       (2,694)           (1,523)            2,043           38,991
                                    -------           -------            ------           ------
Increase (decrease) in
  net assets from
  operations..................      $(1,829)          (13,367)             (815)          36,229
                                    =======           =======            ======           ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                  Franklin Templeton Variable Insurance
                                        Products Trust (continued)
                               --------------------------------------------
                                 Templeton      Templeton      Templeton
                                  Foreign        Foreign      Global Asset
                                 Securities     Securities     Allocation
                                  Fund --        Fund --        Fund --
                               Class I Shares Class 2 Shares Class 2 Shares
                               -------------- -------------- --------------
                                       Year ended December 31, 2005
                               --------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................     $  415         13,684         5,443
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....        329             --            --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II (note
         4a)..................         --          1,124           743
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III (note
         4a)..................         --             --            --
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............         --         17,680         2,188
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a)..................         --            613           253
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI (note
         4a)..................         --             --            --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII (note
         4a)..................         --             --            --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII (note
         4a)..................         --             --            --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX (note
         4a)..................         --             --            --
                                   ------        -------         -----
Net investment income
  (expense)...................         86         (5,733)        2,259
                                   ------        -------         -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................         25         52,009         2,663
   Change in unrealized
     appreciation
     (depreciation)...........      3,601         58,432         3,910
   Capital gain
     distribution.............         --             --            --
                                   ------        -------         -----
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................      3,626        110,441         6,573
                                   ------        -------         -----
Increase (decrease) in
  net assets from
  operations..................     $3,712        104,708         8,832
                                   ======        =======         =====

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                         GE Investments Funds, Inc.
                               -----------------------------------------------------------------------------
                                                                                          Premier     Real
                                     Global                 International Mid-Cap Money   Growth     Estate
                                     Income        Income      Equity     Equity  Market  Equity   Securities
                                      Fund          Fund        Fund       Fund    Fund    Fund       Fund
                               ------------------ --------  ------------- ------- ------- -------  ----------
                                  Period from
                               January 1, 2005 to
                                August 25, 2005                  Year ended December 31, 2005
                               ------------------ ----------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................      $     --       208,230      1,808     132,301 192,180  10,106    198,133
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....         1,849        14,188      2,437      17,445  23,880  19,282     10,898
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II
         (note 4a)............            --        15,839         --      31,863  34,597   8,925     12,939
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III
         (note 4a)............            --           583         --       2,989   2,458     417        396
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............            --        28,133         --      17,216  17,458   8,694     15,597
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a)..................            --         2,917         --       6,343   8,277   1,156      3,535
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI
         (note 4a)............            --         2,540         --       1,216  12,220   2,247      3,169
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII
         (note 4a)............            --            --         --          --      --      --         --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII
         (note 4a)............            --            --         --          22     311      --         --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX
         (note 4a)............            --            --         --          --      --      --         --
                                    --------      --------     ------     ------- ------- -------   --------
Net investment income
  (expense)...................        (1,849)      144,030       (629)     55,207  92,979 (30,615)   151,599
                                    --------      --------     ------     ------- ------- -------   --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................        21,654       (26,790)    32,755     121,804      --   9,604     77,411
   Change in unrealized
     appreciation
     (depreciation)...........       (30,645)     (102,281)    (4,167)    105,631      --  10,146   (130,472)
   Capital gain
     distribution.............            --         2,683         --     218,105      --      --    237,150
                                    --------      --------     ------     ------- ------- -------   --------
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................        (8,991)     (126,388)    28,588     445,540      --  19,750    184,089
                                    --------      --------     ------     ------- ------- -------   --------
Increase (decrease) in
  net assets from
  operations..................      $(10,840)       17,642     27,959     500,747  92,979 (10,865)   335,688
                                    ========      ========     ======     ======= ======= =======   ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                              Goldman Sachs
                                                                             Variable Insurance
                                  GE Investments Funds, Inc. (continued)          Trust
                               --------------------------------------------  -----------------
                                                                             Goldman
                                                                              Sachs   Goldman
                                          Small-Cap                          Growth    Sachs
                               S&P 500(R)   Value   Total     U.S.   Value     and    Mid Cap
                                 Index     Equity   Return   Equity  Equity  Income    Value
                                  Fund      Fund     Fund     Fund    Fund    Fund     Fund
                               ---------- --------- ------- -------  ------  -------  -------
                                                                                Year ended
                                       Year ended December 31, 2005          December 31, 2005
                               --------------------------------------------  -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................ $  587,096   54,239  326,842  34,849  21,933   8,550    63,306
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....    101,069    3,269   19,951  26,624      --   7,207    27,577
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II
         (note 4a)............    260,771   42,594  130,842  11,209   7,922      --       263
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III
         (note 4a)............      6,690    3,440    2,457   1,200   1,578      --        --
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............    114,981   21,093   42,155   4,119  12,391      --       328
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a)..................     20,659    3,226    2,745   1,521   4,643      --       136
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI
         (note 4a)............      5,774    2,510    3,068   2,226     603      --        66
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII
         (note 4a)............         --       --   11,439      --      --      --        --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII
         (note 4a)............         --       --    9,008      --      --      --        77
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX
         (note 4a)............         --       --    1,100      --      --      --        --
                               ----------  -------  ------- -------  ------  ------   -------
Net investment income
  (expense)...................     77,152  (21,893) 104,077 (12,050) (5,204)  1,343    34,859
                               ----------  -------  ------- -------  ------  ------   -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................    346,253  112,771   75,772  17,341  43,124   4,363    90,400
   Change in unrealized
     appreciation
     (depreciation)...........    716,242  176,613   66,147  23,095  (1,198)  7,267   (70,355)
   Capital gain
     distribution.............         --  120,430  326,076      --   7,013      --   162,765
                               ----------  -------  ------- -------  ------  ------   -------
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................  1,062,495  409,814  467,995  40,436  48,939  11,630   182,810
                               ----------  -------  ------- -------  ------  ------   -------
Increase (decrease) in
  net assets from
  operations.................. $1,139,647  387,921  572,072  28,386  43,735  12,973   217,669
                               ==========  =======  ======= =======  ======  ======   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               Greenwich Street
                                  Series Fund                            Janus Aspen Series
                               ----------------- ------------------------------------------------------------------
                               Salomon Brothers                               Flexible
                                   Variable        Balanced      Balanced       Bond          Forty        Forty
                               Aggressive Growth Portfolio --  Portfolio -- Portfolio --  Portfolio --  Portfolio --
                                    Fund --      Institutional   Service    Institutional Institutional   Service
                                   Class II         Shares        Shares       Shares        Shares        Shares
                               ----------------- ------------- ------------ ------------- ------------- ------------
                                  Year ended
                               December 31, 2005                    Year ended December 31, 2005
                               ----------------- ------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................      $    --          98,675      116,451        20,286         8,128           57
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....           --          62,633           --         5,264        53,571           --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II
         (note 4a)............        2,164              --       26,320            --            --        6,934
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III
         (note 4a)............           --              --        4,409            --            --          580
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............        1,976              --       33,370            --            --          844
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a)..................          404              --       22,594            --            --          354
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI
         (note 4a)............          388              --        3,484            --            --           --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII
         (note 4a)............           --              --           --            --            --           --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII
         (note 4a)............           --              --          455            --            --           --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX
         (note 4a)............           --              --           10            --            --           --
                                    -------         -------      -------       -------       -------       ------
Net investment income
  (expense)...................       (4,932)         36,042       25,809        15,022       (45,443)      (8,655)
                                    -------         -------      -------       -------       -------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................        2,878           4,852       94,829        (1,600)      (36,924)      33,622
   Change in unrealized
     appreciation
     (depreciation)...........       35,437         220,496      209,148       (22,657)      494,389       40,116
   Capital gain
     distribution.............           --              --           --        11,377            --           --
                                    -------         -------      -------       -------       -------       ------
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................       38,315         225,348      303,977       (12,880)      457,465       73,738
                                    -------         -------      -------       -------       -------       ------
Increase (decrease) in
  net assets from
  operations..................      $33,383         261,390      329,786         2,142       412,022       65,083
                                    =======         =======      =======       =======       =======       ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                                   Janus Aspen Series (continued)
                                                                 -----------------------------------------------------
                                                                 Global Life     Global    International International
                                                                   Sciences    Technology     Growth        Growth
                                                                 Portfolio -- Portfolio -- Portfolio --  Portfolio --
                                                                   Service      Service    Institutional    Service
                                                                    Shares       Shares       Shares        Shares
                                                                 ------------ ------------ ------------- -------------
                                                                                    Year ended December 31, 2005
                                                                 -----------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends.................................   $    --           --        18,240         9,022
   Expenses:
       Mortality and expense risk and administrative
         expenses -- Type I (note 4a)...........................        --           --        21,493            --
       Mortality and expense risk and administrative
         expenses -- Type II (note 4a)..........................       529          283            --         5,052
       Mortality and expense risk and administrative
         expenses -- Type III (note 4a).........................     1,278           --            --           483
       Mortality and expense risk, administrative and
         enhanced rider expenses -- Type IV (note 4a)...........       489          604            --         6,079
       Mortality and expense risk, administrative and
         enhanced rider expenses -- Type V (note 4a)............       296          264            --         1,311
       Mortality and expense risk and administrative
         expenses -- Type VI (note 4a)..........................        --           --            --           145
       Mortality and expense risk and administrative
         expenses -- Type VII (note 4a).........................        --           --            --            --
       Mortality and expense risk and administrative
         expenses -- Type VIII (note 4a)........................        --           --            --            --
       Mortality and expense risk and administrative
         expenses -- Type IX (note 4a)..........................        --           --            --            --
                                                                   -------       ------       -------       -------
Net investment income (expense).................................    (2,592)      (1,151)       (3,253)       (4,048)
                                                                   -------       ------       -------       -------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss).....................................     3,217        1,422       (28,583)       20,142
   Change in unrealized appreciation (depreciation).............    15,704        6,018       452,691       212,367
   Capital gain distribution....................................        --           --            --            --
                                                                   -------       ------       -------       -------
Net realized and unrealized gain (loss) on investments on
  investments...................................................    18,921        7,440       424,108       232,509
                                                                   -------       ------       -------       -------
Increase (decrease) in net assets from operations...............   $16,329        6,289       420,855       228,461
                                                                   =======       ======       =======       =======

                                                                 -------------
                                                                   Large Cap
                                                                    Growth
                                                                 Portfolio --
                                                                 Institutional
                                                                    Shares
                                                                 -------------

                                                                 -------------
Investment income and expense:
   Income -- Ordinary dividends.................................      6,822
   Expenses:
       Mortality and expense risk and administrative
         expenses -- Type I (note 4a)...........................     28,480
       Mortality and expense risk and administrative
         expenses -- Type II (note 4a)..........................         --
       Mortality and expense risk and administrative
         expenses -- Type III (note 4a).........................         --
       Mortality and expense risk, administrative and
         enhanced rider expenses -- Type IV (note 4a)...........         --
       Mortality and expense risk, administrative and
         enhanced rider expenses -- Type V (note 4a)............         --
       Mortality and expense risk and administrative
         expenses -- Type VI (note 4a)..........................         --
       Mortality and expense risk and administrative
         expenses -- Type VII (note 4a).........................         --
       Mortality and expense risk and administrative
         expenses -- Type VIII (note 4a)........................         --
       Mortality and expense risk and administrative
         expenses -- Type IX (note 4a)..........................         --
                                                                    -------
Net investment income (expense).................................    (21,658)
                                                                    -------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss).....................................    (94,338)
   Change in unrealized appreciation (depreciation).............    170,286
   Capital gain distribution....................................         --
                                                                    -------
Net realized and unrealized gain (loss) on investments on
  investments...................................................     75,948
                                                                    -------
Increase (decrease) in net assets from operations...............     54,290
                                                                    =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                    Janus Aspen Series (continued)
                               ------------------------------------------------------------------------------------
                                 Large Cap Growth      Mid Cap Growth       Mid Cap Growth       Worldwide Growth
                               Portfolio -- Service     Portfolio --     Portfolio --  Service     Portfolio --
                                      Shares        Institutional Shares        Shares         Institutional Shares
                               -------------------- -------------------- --------------------- --------------------
                                                                     Year ended December 31, 2005
                               ------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................       $   429                    --                  --                 27,053
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....            --                45,058                  --                 27,615
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II (note
         4a)..................         2,911                    --               2,898                     --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III (note
         4a)..................           803                    --                 267                     --
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............         1,095                    --               1,442                     --
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a)..................           436                    --                 210                     --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI (note
         4a)..................            --                    --                  --                     --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII (note
         4a)..................            --                    --                  --                     --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII (note
         4a)..................            --                    --                  --                     --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX (note
         4a)..................            --                    --                  --                     --
                                     -------              --------              ------               --------
Net investment income
  (expense)...................        (4,816)              (45,058)             (4,817)                  (562)
                                     -------              --------              ------               --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................         5,265              (282,483)              9,074               (118,314)
   Change in unrealized
     appreciation
     (depreciation)...........         7,331               655,639              23,871                201,455
   Capital gain
     distribution.............            --                    --                  --                     --
                                     -------              --------              ------               --------
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................        12,596               373,156              32,945                 83,141
                                     -------              --------              ------               --------
Increase (decrease) in
  net assets from
  operations..................       $ 7,780               328,098              28,128                 82,579
                                     =======              ========              ======               ========

                               --------------------
                                 Worldwide Growth
                               Portfolio -- Service
                                      Shares
                               --------------------

                               --------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................         8,233
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....            --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II (note
         4a)..................         3,472
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III (note
         4a)..................         1,034
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............         4,836
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a)..................           908
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI (note
         4a)..................            --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII (note
         4a)..................            --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII (note
         4a)..................            --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX (note
         4a)..................            --
                                      ------
Net investment income
  (expense)...................        (2,017)
                                      ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................        12,979
   Change in unrealized
     appreciation
     (depreciation)...........        15,693
   Capital gain
     distribution.............            --
                                      ------
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................        28,672
                                      ------
Increase (decrease) in
  net assets from
  operations..................        26,655
                                      ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                              J.P. Morgan Series Trust II
                               ---------------------------------------------------------
                                         International  Mid Cap    Small   U.S. Large Cap
                                 Bond       Equity       Value    Company   Core Equity
                               Portfolio   Portfolio   Portfolio Portfolio   Portfolio
                               --------- ------------- --------- --------- --------------
                                              Year ended December 31, 2005
                               ---------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................ $ 68,541        922       24,363        --      2,038
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....       --         --           --        --         --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II (note
         4a)..................    2,652        100        4,362       901        339
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III (note
         4a)..................       --         --          448       451         --
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider
         expenses --
         Type IV (note
         4a)..................   21,633      1,535       35,323     4,426      1,937
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider
         expenses --
         Type V (note 4a).....    1,309        531        1,110       378        549
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI (note
         4a)..................       --         --           --        --         --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII (note
         4a)..................       --         --           --        --         --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII (note
         4a)..................       --         --           --        --         --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX (note
         4a)..................       --         --           --        --         --
                               --------     ------      -------   -------      -----
Net investment income
  (expense)...................   42,947     (1,244)     (16,880)   (6,156)      (787)
                               --------     ------      -------   -------      -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................   (2,240)     4,885       67,929     8,877      1,009
   Change in unrealized
     appreciation
     (depreciation)...........  (26,310)    10,863      122,094   (37,723)      (202)
   Capital gain
     distribution.............    1,271         --       13,212    45,137         --
                               --------     ------      -------   -------      -----
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................  (27,279)    15,748      203,235    16,291        807
                               --------     ------      -------   -------      -----
Increase (decrease) in
  net assets from
  operations.................. $ 15,668     14,504      186,355    10,135         20
                               ========     ======      =======   =======      =====

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                     MFS(R) Variable Insurance Trust
                               -----------------------------------------------------------------------------------------
                                    MFS(R)            MFS(R)            MFS(R)            MFS(R)            MFS(R)
                                   Investors         Investors            New            Strategic           Total
                                 Growth Stock          Trust           Discovery          Income            Return
                               Series -- Service Series -- Service Series -- Service Series -- Service Series -- Service
                                 Class Shares      Class Shares      Class Shares      Class Shares      Class Shares
                               ----------------- ----------------- ----------------- ----------------- -----------------
                                                                      Year ended December 31, 2005
                               -----------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................     $  3,013             9,259                --            20,604            21,428
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....           --                --               498                --                --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II (note
         4a)..................       13,676            17,161             5,803             1,333             3,922
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III (note
         4a)..................          836               840               681                --                --
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............       12,948            29,415             7,182             4,479            12,256
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a)..................        5,371             2,148               564               616               590
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI (note
         4a)..................        1,056               432               363                --               853
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII (note
         4a)..................           --                --                --                --                --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII (note
         4a)..................           82                --                --                --             4,530
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX (note
         4a)..................           --                --                --                --               558
                                   --------           -------           -------           -------           -------
Net investment income
  (expense)...................      (30,956)          (40,737)          (15,091)           14,176            (1,281)
                                   --------           -------           -------           -------           -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................       51,002            44,932            14,964               377             6,886
   Change in unrealized
     appreciation
     (depreciation)...........       44,562           193,428            35,211           (14,665)          (18,026)
   Capital gain
     distribution.............           --                --                --             1,123            27,181
                                   --------           -------           -------           -------           -------
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................       95,564           238,360            50,175           (13,165)           16,041
                                   --------           -------           -------           -------           -------
Increase (decrease) in
  net assets from
  operations..................     $ 64,608           197,623            35,084             1,011            14,760
                                   ========           =======           =======           =======           =======

                               -----------------

                                    MFS(R)
                                   Utilities
                               Series -- Service
                                 Class Shares
                               -----------------

                               -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................        7,274
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....           --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II (note
         4a)..................        9,877
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III (note
         4a)..................        1,319
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............       10,471
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a)..................        1,661
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI (note
         4a)..................        1,562
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII (note
         4a)..................           --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII (note
         4a)..................           --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX (note
         4a)..................           --
                                    -------
Net investment income
  (expense)...................      (17,616)
                                    -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................       81,882
   Change in unrealized
     appreciation
     (depreciation)...........      151,152
   Capital gain
     distribution.............           --
                                    -------
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................      233,034
                                    -------
Increase (decrease) in
  net assets from
  operations..................      215,418
                                    =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               Nations Separate Account Trust  Old Mutual Insurance Company, Inc.
                               ------------------------------  ---------------------------------
                                               Nations Marsico                   Old Mutual
                               Nations Marsico  International  Old Mutual        Large Cap
                                   Growth       Opportunities  Growth II           Growth
                                  Portfolio       Portfolio    Portfolio         Portfolio
                               --------------- --------------- ----------        ----------
                                Year ended December 31, 2005   Year ended December 31, 2005
                               ------------------------------  ---------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................    $     --          31,107           --                --
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....          --              --        3,860             8,431
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II (note
         4a)..................      20,463          30,479           --                --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III (note
         4a)..................       1,841           1,293           --                --
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............       8,380           9,024           --                --
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V
         (note 4a)............       2,100             584           --                --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI (note
         4a)..................       6,148           3,604           --                --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII (note
         4a)..................          --              --           --                --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII (note
         4a)..................         137              76           --                --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX (note
         4a)..................          --              --           --                --
                                  --------         -------      -------           -------
Net investment income
  (expense)...................     (39,069)        (13,953)      (3,860)           (8,431)
                                  --------         -------      -------           -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................      50,070          71,147      (56,528)          (67,817)
   Change in unrealized
     appreciation
     (depreciation)...........     183,571         507,674       85,541            89,053
   Capital gain
     distribution.............          --          35,605           --                --
                                  --------         -------      -------           -------
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................     233,641         614,426       29,013            21,236
                                  --------         -------      -------           -------
Increase (decrease) in
  net assets from
  operations..................    $194,572         600,473       25,153            12,805
                                  ========         =======      =======           =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                Oppenheimer Variable Account Funds
                               --------------------------------------------------------------------
                               Oppenheimer    Oppenheimer                 Oppenheimer   Oppenheimer
                               Aggressive  Aggressive Growth Oppenheimer    Balanced      Capital
                                 Growth       Fund/VA --      Balanced     Fund/VA --   Appreciation
                                 Fund/VA     Service Shares    Fund/VA   Service Shares   Fund/VA
                               ----------- ----------------- ----------- -------------- ------------
                                                   Year ended December 31, 2005
                               --------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................  $      --           --          15,651        6,592        11,153
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....     12,256           --          12,585           --        16,958
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II
         (note 4a)............         --        1,056              --        2,862            --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III
         (note 4a)............         --           30              --           --            --
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............         --        2,094              --        5,570            --
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a)..................         --           46              --          322            --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI
         (note 4a)............         --          352              --          314            --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII
         (note 4a)............         --           --              --           --            --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII
         (note 4a)............         --           --              --          599            --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX
         (note 4a)............         --           --              --          130            --
                                ---------       ------         -------       ------        ------
Net investment income
  (expense)...................    (12,256)      (3,578)          3,066       (3,205)       (5,805)
                                ---------       ------         -------       ------        ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................   (132,590)       1,059           5,378        1,790        (7,043)
   Change in unrealized
     appreciation
     (depreciation)...........    231,219       27,029         (18,442)       6,025        55,214
   Capital gain
     distribution.............         --           --          31,975       14,858            --
                                ---------       ------         -------       ------        ------
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................     98,629       28,088          18,911       22,673        48,171
                                ---------       ------         -------       ------        ------
Increase (decrease) in
  net assets from
  operations..................  $  86,373       24,510          21,977       19,468        42,366
                                =========       ======         =======       ======        ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                 Oppenheimer Variable Account Funds (continued)
                               ----------------------------------------------------------------------------------
                                Oppenheimer                Oppenheimer                Oppenheimer    Oppenheimer
                                  Capital     Oppenheimer     Global     Oppenheimer      Main       Main Street
                                Appreciation     Core       Securities      High         Street       Small Cap
                                 Fund/VA --      Bond       Fund/VA --     Income      Fund/VA --     Fund/VA --
                               Service Shares   Fund/VA   Service Shares   Fund/VA   Service Shares Service Shares
                               -------------- ----------- -------------- ----------- -------------- --------------
                                                          Year ended December 31, 2005
                               ----------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................    $ 29,498       95,709       31,442        37,890       93,183             --
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....          --       25,590           --         8,018           --             --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II (note
         4a)..................      18,469           --       23,391            --       38,101         19,340
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III (note
         4a)..................          58           --        1,507            --        4,122          1,218
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............      44,494           --       28,424            --       56,961         27,321
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a)..................       1,212           --        8,309            --       24,414          5,233
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI (note
         4a)..................       4,213           --        4,185            --        3,236          2,142
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII (note
         4a)..................          --           --           --            --           --             --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII (note
         4a)..................          --           --           --            --           --            214
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX (note
         4a)..................          --           --           --            --           --             --
                                  --------      -------      -------       -------      -------        -------
Net investment income
  (expense)...................     (38,948)      70,119      (34,374)       29,872      (33,651)       (55,468)
                                  --------      -------      -------       -------      -------        -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................      48,370        2,267      154,231        (2,166)     186,729         86,172
   Change in unrealized
     appreciation
     (depreciation)...........     157,176      (52,051)     455,006       (24,082)     168,578        194,766
   Capital gain
     distribution.............          --           --           --            --           --         83,506
                                  --------      -------      -------       -------      -------        -------
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................     205,546      (49,784)     609,237       (26,248)     355,307        364,444
                                  --------      -------      -------       -------      -------        -------
Increase (decrease) in
  net assets from
  operations..................    $166,598       20,335      574,863         3,624      321,656        308,976
                                  ========      =======      =======       =======      =======        =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                        PIMCO Variable Insurance Trust
                                      ---------------------------------------------------------------------------------
                                                         Foreign Bond
                                             All          Portfolio                      Long-Term
                                            Asset        (U.S. Dollar    High Yield   U.S. Government   Low Duration
                                        Portfolio --      Hedged) --    Portfolio --   Portfolio --     Portfolio --
                                           Advisor      Administrative Administrative Administrative       Advisor
                                        Class Shares     Class Shares   Class Shares   Class Shares     Class Shares
                                      ----------------- -------------- -------------- --------------- -----------------
                                         Period from                                                     Period from
                                      April 29, 2005 to                                               April 29, 2005 to
                                      December 31, 2005         Year ended December 31, 2005          December 31, 2005
                                      ----------------- --------------------------------------------  -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends.......................      $14,337          4,940          289,835        364,515           8,230
   Expenses:
       Mortality and
         expense risk
         and
         administrative expenses
         -- Type I (note
         4a).........................           --             --               --             --              --
       Mortality and
         expense risk
         and
         administrative expenses
         -- Type II
         (note 4a)...................          986            316           26,154         51,335             315
       Mortality and
         expense risk
         and
         administrative expenses
         -- Type III
         (note 4a)...................           --            305            4,017          4,321              --
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)...................          257          1,435           28,747         47,532           1,096
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a).........................           --            392            5,864         20,439              --
       Mortality and
         expense risk
         and
         administrative expenses
         -- Type VI
         (note 4a)...................          305             --            3,498          3,820             415
       Mortality and
         expense risk
         and
         administrative expenses
         -- Type VII
         (note 4a)...................           --             --               --             --              --
       Mortality and
         expense risk
         and
         administrative expenses
         -- Type VIII
         (note 4a)...................           --             --              116             12             622
       Mortality and
         expense risk
         and
         administrative expenses
         -- Type IX
         (note 4a)...................           --             --               --             --              --
                                           -------          -----         --------       --------          ------
Net investment income
  (expense)..........................       12,789          2,492          221,439        237,056           5,782
                                           -------          -----         --------       --------          ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..........................          144            299           29,541         25,550             (66)
   Change in unrealized
     appreciation
     (depreciation)..................       (3,129)         2,312         (134,012)      (180,693)         (3,822)
   Capital gain
     distribution....................        1,277             --               --        167,131             921
                                           -------          -----         --------       --------          ------
Net realized and
  unrealized gain (loss)
  on investments on
  investments........................       (1,708)         2,611         (104,471)        11,988          (2,967)
                                           -------          -----         --------       --------          ------
Increase (decrease) in
  net assets from
  operations.........................      $11,081          5,103          116,968        249,044           2,815
                                           =======          =====         ========       ========          ======

                                      -----------------


                                        Total Return
                                        Portfolio --
                                       Administrative
                                        Class Shares
                                      -----------------

                                         Year ended
                                      December 31, 2005
                                      -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends.......................      923,920
   Expenses:
       Mortality and
         expense risk
         and
         administrative expenses
         -- Type I (note
         4a).........................        4,345
       Mortality and
         expense risk
         and
         administrative expenses
         -- Type II
         (note 4a)...................      160,425
       Mortality and
         expense risk
         and
         administrative expenses
         -- Type III
         (note 4a)...................       12,005
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)...................      101,309
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a).........................       26,295
       Mortality and
         expense risk
         and
         administrative expenses
         -- Type VI
         (note 4a)...................       11,443
       Mortality and
         expense risk
         and
         administrative expenses
         -- Type VII
         (note 4a)...................           --
       Mortality and
         expense risk
         and
         administrative expenses
         -- Type VIII
         (note 4a)...................          236
       Mortality and
         expense risk
         and
         administrative expenses
         -- Type IX
         (note 4a)...................           --
                                          --------
Net investment income
  (expense)..........................      607,862
                                          --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..........................       36,704
   Change in unrealized
     appreciation
     (depreciation)..................     (582,637)
   Capital gain
     distribution....................      159,109
                                          --------
Net realized and
  unrealized gain (loss)
  on investments on
  investments........................     (386,824)
                                          --------
Increase (decrease) in
  net assets from
  operations.........................      221,038
                                          ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                    The Prudential Series Fund, Inc.       Rydex Variable Trust
                               ------------------------------------------  --------------------
                                 Jennison     Jennison
                               20/20 Focus  Portfolio -- Natural Resources
                               Portfolio --   Class II     Portfolio --
                                 Class II      Shares        Class II            OTC Fund
                               ------------ ------------ ----------------- --------------------
                                                            Period from
                                      Year ended         April 29, 2005 to      Year ended
                                   December 31, 2005     December 31, 2005  December 31, 2005
                               ------------------------  ----------------- --------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................    $   --           --             --                  --
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....        --           --             --                  --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II (note
         4a)..................        28           --            475               2,601
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III (note
         4a)..................        --           --             --                 718
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............       454          459            118               7,088
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V
         (note 4a)............       122          171             63               4,351
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI (note
         4a)..................        38          120            226                  20
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII (note
         4a)..................        --           --             --                  --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII (note
         4a)..................        --           --             --                  --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX (note
         4a)..................        --           --             --                  --
                                  ------       ------         ------             -------
Net investment income
  (expense)...................      (642)        (750)          (882)            (14,778)
                                  ------       ------         ------             -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................       348        4,563          6,283               2,525
   Change in unrealized
     appreciation
     (depreciation)...........     8,270       (4,974)        25,558               5,484
   Capital gain
     distribution.............        --           --             --                  --
                                  ------       ------         ------             -------
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................     8,618         (411)        31,841               8,009
                                  ------       ------         ------             -------
Increase (decrease) in
  net assets from
  operations..................    $7,976       (1,161)        30,959              (6,769)
                                  ======       ======         ======             =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                           Salomon Brothers Variable Series Funds Inc
                                      ------------------------------------------------------------------------------------
                                      Salomon Brothers Salomon Brothers Salomon Brothers Salomon Brothers Salomon Brothers
                                          Variable         Variable         Variable         Variable         Variable
                                          All Cap         Investors      Strategic Bond    Total Return     Total Return
                                          Fund --          Fund --          Fund --          Fund --           Fund --
                                          Class II         Class I          Class I          Class I          Class II
                                      ---------------- ---------------- ---------------- ---------------- -----------------
                                                                                                             Period from
                                                                                                          April 29, 2005 to
                                                         Year ended December 31, 2005                     December 31, 2005
                                      ------------------------------------------------------------------- -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends.......................     $ 2,863            2,541           19,544           3,170             1,100
   Expenses:
       Mortality and
         expense risk
         and
         administrative expenses
         -- Type I (note
         4a).........................          --            2,958            4,469           2,036                --
       Mortality and
         expense risk
         and
         administrative expenses
         -- Type II
         (note 4a)...................       1,979               --               --              --                 1
       Mortality and
         expense risk
         and
         administrative expenses
         -- Type III
         (note 4a)...................          --               --               --              --                --
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)...................       2,120               --               --              --                --
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a).........................          --               --               --              --                --
       Mortality and
         expense risk
         and
         administrative expenses
         -- Type VI
         (note 4a)...................       1,693               --               --              --                --
       Mortality and
         expense risk
         and
         administrative expenses
         -- Type VII
         (note 4a)...................          --               --               --              --                --
       Mortality and
         expense risk
         and
         administrative expenses
         -- Type VIII
         (note 4a)...................         173               --               --              --               232
       Mortality and
         expense risk
         and
         administrative expenses
         -- Type IX
         (note 4a)...................          --               --               --              --                10
                                          -------           ------          -------           -----             -----
Net investment income
  (expense)..........................      (3,102)            (417)          15,075           1,134               857
                                          -------           ------          -------           -----             -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..........................         271              737               72             189               (60)
   Change in unrealized
     appreciation
     (depreciation)..................      15,168            9,869          (16,596)            723               771
   Capital gain
     distribution....................         336               --            4,707             779               191
                                          -------           ------          -------           -----             -----
Net realized and
  unrealized gain (loss)
  on investments on
  investments........................      15,775           10,606          (11,817)          1,691               902
                                          -------           ------          -------           -----             -----
Increase (decrease) in
  net assets from
  operations.........................     $12,673           10,189            3,258           2,825             1,759
                                          =======           ======          =======           =====             =====

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                        Van Kampen Life
                                   Scudder Variable Series II          Investment Trust
                               ----------------------------------  ------------------------
                                               SVS
                                             Dreman        SVS
                                 Scudder      High       Dreman
                               Technology    Return     Small Cap                 Emerging
                                 Growth      Equity       Value      Comstock      Growth
                                Portfolio   Portfolio   Portfolio   Portfolio    Portfolio
                                -- Class B  -- Class B  -- Class B  -- Class II  -- Class II
                                 Shares      Shares      Shares       Shares       Shares
                               ----------- ----------- ----------- ------------ ------------
                                                                          Year ended
                                  Year ended December 31, 2005         December 31, 2005
                               ----------------------------------  ------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................   $   133      6,476       1,278       17,217           21
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....        --         --          --           --           --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II (note
         4a)..................       145      1,084         333       12,528          673
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III (note
         4a)..................        --         --          --          260           26
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............     1,959      6,801       6,316       15,564        1,438
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a)..................       150         --         121        5,028          324
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI (note
         4a)..................        --         --          --        4,116          288
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII (note
         4a)..................        --         --          --           --           --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII (note
         4a)..................        --         --          --           26           --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX (note
         4a)..................        --         --          --           --           --
                                 -------     ------      ------      -------       ------
Net investment income
  (expense)...................    (2,121)    (1,409)     (5,492)     (20,305)      (2,728)
                                 -------     ------      ------      -------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................     2,377      7,148      14,931       38,722        1,696
   Change in unrealized
     appreciation
     (depreciation)...........     5,408     23,204      (5,942)       2,442       11,371
   Capital gain
     distribution.............        --         --      30,791       59,617           --
                                 -------     ------      ------      -------       ------
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................     7,785     30,352      39,780      100,781       13,067
                                 -------     ------      ------      -------       ------
Increase (decrease) in
  net assets from
  operations..................   $ 5,664     28,943      34,288       80,476       10,339
                                 =======     ======      ======      =======       ======

                See accompanying notes to financial statements

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets


                                                     AIM Variable Insurance Funds
                              -------------------------------------------------------------------------------
                              AIM V.I. Aggressive    AIM V.I. Basic       AIM V.I. Blue   AIM V.I. Capital
                               Growth Fund --         Value Fund --       Chip Fund --    Appreciation Fund --
                               Series I shares      Series II shares     Series I shares   Series I shares
                              ------------------  --------------------  ----------------  -------------------
                                 Year ended            Year ended          Year ended        Year ended
                                December 31,          December 31,        December 31,      December 31,
                              ------------------  --------------------  ----------------  -------------------
                                2005      2004       2005       2004      2005     2004     2005       2004
                              --------   ------   ---------  ---------  -------  -------   -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (1,354)  (1,075)    (20,227)   (18,634)  (2,069)  (1,717)  (6,240)    (5,222)
   Net realized gain
     (loss) on
     investments.............    6,640      513      27,565      6,332    1,659      986    3,108      1,430
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (1,827)   8,644      63,835    135,580    6,211    8,808   33,546     24,091
   Capital gain
     distribution............       --       --      15,064         --       --       --       --         --
                              --------   ------   ---------  ---------  -------  -------   -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........    3,459    8,082      86,237    123,278    5,801    8,077   30,414     20,299
                              --------   ------   ---------  ---------  -------  -------   -------   -------
From capital
  transactions:
   Net premiums..............   14,894   21,379     221,458  1,081,061   64,482  122,744    3,544     70,526
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........       --       --      (3,803)        --       --       --       --     (2,541)
     Surrenders..............  (19,533)  (4,867)   (102,306)   (30,181) (14,128)  (7,571)  (6,810)   (22,779)
     Administrative
       expenses (note 4a)....      (29)     (11)     (1,055)      (177)    (168)     (15)    (336)      (110)
     Transfers (to) from
       the Guarantee
       Account...............    6,819   14,315     130,872    228,696    7,712   12,785    1,547     13,408
     Transfers (to) from
       other subaccounts.....     (239)   1,845     123,100     27,695    2,759    3,387   (5,734)    56,891
                              --------   ------   ---------  ---------  -------  -------   -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    1,912   32,661     368,266  1,307,094   60,657  131,330   (7,789)   115,395
                              --------   ------   ---------  ---------  -------  -------   -------   -------
Increase (decrease) in
  net assets.................    5,371   40,743     454,503  1,430,372   66,458  139,407   22,625    135,694
Net assets at beginning
  of year....................   87,592   46,849   1,795,659    365,287  198,495   59,088  423,288    287,594
                              --------   ------   ---------  ---------  -------  -------   -------   -------
Net assets at end of year.... $ 92,963   87,592   2,250,162  1,795,659  264,953  198,495  445,913    423,288
                              ========   ======   =========  =========  =======  =======   =======   =======
Change in units (note 5):
   Units purchased...........    3,778    3,459      51,684    114,576    6,875   13,664      705     16,376
   Units redeemed............   (3,654)    (831)    (23,043)   (13,678)  (1,875)  (2,485)  (1,461)    (3,194)
                              --------   ------   ---------  ---------  -------  -------   -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........      124    2,628      28,641    100,898    5,000   11,179     (756)    13,182
                              ========   ======   =========  =========  =======  =======   =======   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                 AIM Variable Insurance Funds (continued)
                           ------------------------------------------------------------------------------------------
                                                                                                       AIM V.I. Real
                                                    AIM V.I. International     AIM V.I. Premier           Estate
                           AIM V.I. Growth Fund --      Growth Fund --          Equity Fund --       Fund -- Series II
                             Series I shares           Series II shares         Series I shares           shares
                           ----------------------  ------------------------  ----------------------  -----------------
                                                                Period from
                                                                November 15,                            Period from
                           Year ended December 31,  Year ended    2004 to    Year ended December 31, April 29, 2005 to
                           ----------------------  December 31, December 31, ----------------------    December 31,
                             2005         2004         2005         2004        2005        2004           2005
                            --------     -------   ------------ ------------ ---------   ---------   -----------------
Increase (decrease)
  in net assets
From operations:
   Net investment
     income (expense)..... $ (5,495)     (5,752)      (2,574)         (61)      (7,325)    (11,350)          373
   Net realized gain
     (loss) on
     investments..........   25,729      21,116       12,128            1       14,359        (939)          (38)
   Change in
     unrealized
     appreciation
     (depreciation)
     on investments.......   (1,380)     11,485       75,168        3,524       32,584      51,141           447
   Capital gain
     distribution.........       --          --           --           --           --          --           369
                            --------     -------     -------      -------    ---------   ---------        ------
       Increase
         (decrease)
         in net
         assets from
         operations.......   18,854      26,849       84,722        3,464       39,618      38,852         1,151
                            --------     -------     -------      -------    ---------   ---------        ------
From capital
  transactions:
   Net premiums...........    4,854       2,867      315,174       99,900       12,476      26,683        21,962
   Transfers (to)
     from the general
     account of
     Genworth Life
     Insurance
     Company of New
     York:
     Death benefits.......       --     (16,419)          --           --           --      (3,010)           --
     Surrenders...........  (17,035)    (14,377)      (3,785)          --      (53,927)    (76,569)           --
     Administrative
       expenses (note
       4a)................      (95)       (129)        (181)          --         (245)       (210)           --
     Transfers (to)
       from the
       Guarantee
       Account............   (2,271)      1,852       59,406           (8)      (4,931)      4,035        15,710
     Transfers (to)
       from other
       subaccounts........   56,684     (61,277)      68,324           --      (90,126)    (45,598)          103
                            --------     -------     -------      -------    ---------   ---------        ------
       Increase
         (decrease)
         in net
         assets from
         capital
         transactions.....   42,137     (87,483)     438,938       99,892     (136,753)    (94,669)       37,775
                            --------     -------     -------      -------    ---------   ---------        ------
Increase (decrease)
  in net assets...........   60,991     (60,634)     523,660      103,356      (97,135)    (55,817)       38,926
Net assets at
  beginning of year.......  381,027     441,661      103,356           --    1,037,177   1,092,994            --
                            --------     -------     -------      -------    ---------   ---------        ------
Net assets at end of
  year.................... $442,018     381,027      627,016      103,356      940,042   1,037,177        38,926
                            ========     =======     =======      =======    =========   =========        ======
Change in units (note
  5):
   Units purchased........   17,366       1,178       56,589        9,724        2,904      11,142         3,703
   Units redeemed.........  (12,242)    (11,921)     (15,160)          --      (18,913)    (23,924)         (314)
                            --------     -------     -------      -------    ---------   ---------        ------
   Net increase
     (decrease) in
     units from
     capital
     transactions
     with contract
     owners...............    5,124     (10,743)      41,429        9,724      (16,009)    (12,782)        3,389
                            ========     =======     =======      =======    =========   =========        ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                     The Alger American Fund           AllianceBernstein Variable Products Series Fund, Inc.
                              ---------------------------------------  ----------------------------------------------------
                                                    Alger American
                                Alger American    Small Capitalization AllianceBernstein           AllianceBernstein
                              Growth Portfolio -- Portfolio -- Class O Global Technology           Growth and Income
                                Class O Shares          Shares         Portfolio -- Class B      Portfolio -- Class B
                              ------------------  -------------------  ------------------------  --------------------------
                                  Year ended          Year ended          Year ended
                                 December 31,        December 31,        December 31,            Year ended December 31,
                              ------------------  -------------------  ------------------------  --------------------------
                                2005      2004      2005       2004      2005         2004          2005          2004
                              --------  --------  --------   -------     -------      -------     ---------     ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (8,008)  (11,177)  (11,191)  (10,779)   (4,614)      (3,691)       (25,671)      (49,497)
   Net realized gain
     (loss) on
     investments.............  (35,211)  (83,039)   (9,337)  (38,584)    5,555        2,208        163,306        90,831
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  110,069   124,151   134,387   156,584     4,935       22,109         92,776       523,582
   Capital gain
     distribution............       --        --        --        --        --           --             --            --
                              --------  --------  --------   -------     -------      -------     ---------     ---------
       Increase
         (decrease) in
         net assets from
         operations..........   66,850    29,935   113,859   107,221     5,876       20,626        230,411       564,916
                              --------  --------  --------   -------     -------      -------     ---------     ---------
From capital
  transactions:
   Net premiums..............       --        --     2,380     6,345    27,433      115,749      1,075,873     1,482,822
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........   (7,402)  (55,950)   (6,859)   (5,839)       --           --        (73,270)      (67,657)
     Surrenders..............  (27,783) (114,113)  (81,367)  (37,878)  (35,249)      (3,865)      (295,394)     (356,901)
     Administrative
       expenses (note 4a)....     (447)     (562)     (639)     (664)     (274)        (106)        (2,859)       (1,416)
     Transfers (to) from
       the Guarantee
       Account...............    1,354    (7,130)  (10,587)  (50,206)    8,803       26,747        184,093       527,334
     Transfers (to) from
       other subaccounts.....  (44,949)   (2,342)  (10,606)   17,230    (4,856)     (29,022)        (9,251)      217,972
                              --------  --------  --------   -------     -------      -------     ---------     ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (79,227) (180,097) (107,678)  (71,012)   (4,143)     109,503        879,192     1,802,154
                              --------  --------  --------   -------     -------      -------     ---------     ---------
Increase (decrease) in
  net assets.................  (12,377) (150,162)    6,181    36,209     1,733      130,129      1,109,603     2,367,070
Net assets at beginning
  of year....................  712,935   863,097   802,633   766,424   320,995      190,866      6,930,127     4,563,057
                              --------  --------  --------   -------     -------      -------     ---------     ---------
Net assets at end of year.... $700,558   712,935   808,814   802,633   322,728      320,995      8,039,730     6,930,127
                              ========  ========  ========   =======     =======      =======     =========     =========
Change in units (note 5):
   Units purchased...........      739       116     5,387     8,899     7,006       14,505        198,015       265,824
   Units redeemed............   (8,803)  (19,066)  (17,172)  (17,983)   (7,280)      (5,335)      (115,434)      (84,859)
                              --------  --------  --------   -------     -------      -------     ---------     ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (8,064)  (18,950)  (11,785)   (9,084)     (274)       9,170         82,581       180,965
                              ========  ========  ========   =======     =======      =======     =========     =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              AllianceBernstein Variable Products Series Fund, Inc. (continued)
                              ---------------------------------------------------------------------
                                  AllianceBernstein       AllianceBernstein     AllianceBernstein
                                 International Value      Large Cap Growth      Small Cap Growth
                                Portfolio -- Class B    Portfolio -- Class B    Portfolio -- Class B
                              ------------------------  ----------------------  -------------------
                                           Period from
                                           November 15,                            Year ended
                               Year ended    2004 to    Year ended December 31,   December 31,
                              December 31, December 31, ----------------------  -------------------
                                  2005         2004        2005        2004       2005       2004
                              ------------ ------------ ---------   ---------    -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $ (2,592)        (53)     (27,620)    (22,589)   (1,662)    (1,745)
   Net realized gain
     (loss) on
     investments.............      9,181           4       40,842       9,587     2,801      3,025
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     79,297       1,944      210,194     114,996     2,240     11,120
   Capital gain
     distribution............      3,966          --           --          --        --         --
                                --------      ------    ---------   ---------    -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........     89,852       1,895      223,416     101,994     3,379     12,400
                                --------      ------    ---------   ---------    -------   -------
From capital
  transactions:
   Net premiums..............    630,842          --      469,663     276,056       700         --
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........         --          --       (9,680)     (4,733)       --         --
     Surrenders..............     (7,679)        (74)     (91,654)    (33,597)   (7,342)   (18,836)
     Administrative
       expenses (note 4a)....        (55)         --         (736)       (425)      (25)       (27)
     Transfers (to) from
       the Guarantee
       Account...............     84,245       3,374       31,892     105,155         1      1,547
     Transfers (to) from
       other subaccounts.....    135,652      28,764      139,733      10,455     6,898     (9,838)
                                --------      ------    ---------   ---------    -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    843,005      32,064      539,218     352,911       232    (27,154)
                                --------      ------    ---------   ---------    -------   -------
Increase (decrease) in
  net assets.................    932,857      33,959      762,634     454,905     3,611    (14,754)
Net assets at beginning
  of year....................     33,959          --    1,624,138   1,169,233   113,456    128,210
                                --------      ------    ---------   ---------    -------   -------
Net assets at end of year....   $966,816      33,959    2,386,772   1,624,138   117,067    113,456
                                ========      ======    =========   =========    =======   =======
Change in units (note 5):
   Units purchased...........     85,151       3,229       87,001      67,003     1,416        169
   Units redeemed............     (8,024)         (7)     (25,492)    (23,491)   (1,412)    (2,933)
                                --------      ------    ---------   ---------    -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     77,127       3,222       61,509      43,512         4     (2,764)
                                ========      ======    =========   =========    =======   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                               American Century Variable Portfolios, Inc.
                              --------------------------------------------------------------------------------
                              VP Income & Growth VP International  VP Ultra(R) Fund --
                               Fund -- Class I    Fund -- Class I       Class I        VP Value Fund -- Class I
                              -----------------  ----------------  ------------------  -----------------------
                                  Year ended        Year ended        Year ended            Year ended
                                 December 31,      December 31,      December 31,          December 31,
                              -----------------  ----------------  ------------------  -----------------------
                                2005      2004     2005     2004     2005      2004       2005         2004
                              --------  -------  -------  -------  -------   -------    ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    501     (364)  (1,033)    (821)  (8,890)   (2,650)     63,417       (6,655)
   Net realized gain
     (loss) on
     investments.............      783    3,088    3,511      693    2,768       403      11,521        7,371
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    5,949   13,010   19,261   12,628   21,922    27,416     (80,702)     117,741
   Capital gain
     distribution............       --       --       --       --       --        --      58,191        6,660
                              --------  -------  -------  -------  -------   -------    ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........    7,233   15,734   21,739   12,500   15,800    25,169      52,427      125,117
                              --------  -------  -------  -------  -------   -------    ---------   ---------
From capital
  transactions:
   Net premiums..............  118,656   40,070   60,043   74,191  198,916   334,881     180,661      168,502
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........       --       --       --       --       --        --          --           --
     Surrenders..............   (3,659)  (1,272) (17,773)  (6,037)  (6,455)   (1,610)    (29,795)      (4,670)
     Administrative
       expenses (note 4a)....      (97)     (54)    (172)      --     (524)      (26)       (326)         (26)
     Transfers (to) from
       the Guarantee
       Account...............   14,112    4,017    5,054   14,942  106,488    22,093      94,031      177,348
     Transfers (to) from
       other subaccounts.....    2,723     (268)  14,554    2,405   (2,665)    3,486      20,283        1,637
                              --------  -------  -------  -------  -------   -------    ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  131,735   42,493   61,706   85,501  295,760   358,824     264,854      342,791
                              --------  -------  -------  -------  -------   -------    ---------   ---------
Increase (decrease) in
  net assets.................  138,968   58,227   83,445   98,001  311,560   383,993     317,281      467,908
Net assets at beginning
  of year....................  164,940  106,713  122,397   24,396  402,470    18,477   1,276,036      808,128
                              --------  -------  -------  -------  -------   -------    ---------   ---------
Net assets at end of year.... $303,908  164,940  205,842  122,397  714,030   402,470   1,593,317    1,276,036
                              ========  =======  =======  =======  =======   =======    =========   =========
Change in units (note 5):
   Units purchased...........    9,691    5,782    6,828    7,617   29,465    31,903      24,805       28,898
   Units redeemed............     (354)  (2,458)  (2,197)    (584)  (5,621)   (2,238)     (6,131)      (3,033)
                              --------  -------  -------  -------  -------   -------    ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    9,337    3,324    4,631    7,033   23,844    29,665      18,674       25,865
                              ========  =======  =======  =======  =======   =======    =========   =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               American Century
                              Variable Portfolios
                                   II, Inc.                             Dreyfus
                              ------------------- ---------------------------------------------------------
                                                  Dreyfus Investment
                                                   Portfolios --     The Dreyfus Socially     Dreyfus Variable
                                 VP Inflation      MidCap Stock         Responsible          Investment Fund --
                              Protection Fund --   Portfolio --      Growth Fund, Inc. --       Money Market
                                   Class II       Initial Shares      Initial Shares             Portfolio
                              ------------------- -----------------  -------------------     -----------------
                                  Period from       Year ended                                   Year ended
                               April 29, 2005 to   December 31,      Year ended December 31,    December 31,
                                 December 31,     -----------------  -------------------     -----------------
                                     2005          2005      2004      2005          2004      2005      2004
                              -------------------  ------   ------    -------      -------   --------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............      $  4,442       (1,172)     (529)   (4,619)       (1,652)     8,757   (1,606)
   Net realized gain
     (loss) on
     investments.............          (146)       1,836     1,094     3,208         1,612         --       --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............        (4,889)       4,794     5,518     8,915        15,069         --       --
   Capital gain
     distribution............            --          290     1,665        --            --         --       --
                                   --------        ------   ------    -------      -------   --------  -------
       Increase
         (decrease) in
         net assets from
         operations..........          (593)       5,748     7,748     7,504        15,029      8,757   (1,606)
                                   --------        ------   ------    -------      -------   --------  -------
From capital
  transactions:
   Net premiums..............       153,651       15,704    35,055    54,163        46,399    120,320  491,729
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........            --           --        --        --            --         --       --
     Surrenders..............        (5,253)      (2,299)   (6,808)  (14,756)       (3,846)   (26,534)  (5,593)
     Administrative
       expenses (note 4a)....            --          (74)      (19)     (400)         (211)      (322)      (8)
     Transfers (to) from
       the Guarantee
       Account...............        80,208          344     5,886       238       115,355     13,385   16,394
     Transfers (to) from
       other subaccounts.....        52,017         (823)   (1,040)   (5,234)      (20,808)  (209,119) 248,401
                                   --------        ------   ------    -------      -------   --------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........       280,623       12,852    33,074    34,011       136,889   (102,270) 750,923
                                   --------        ------   ------    -------      -------   --------  -------
Increase (decrease) in
  net assets.................       280,030       18,600    40,822    41,515       151,918    (93,513) 749,317
Net assets at beginning
  of year....................            --       71,943    31,121   268,010       116,092    759,435   10,118
                                   --------        ------   ------    -------      -------   --------  -------
Net assets at end of year....      $280,030       90,543    71,943   309,525       268,010    665,922  759,435
                                   ========        ======   ======    =======      =======   ========  =======
Change in units (note 5):
   Units purchased...........        28,665        1,505     3,578     6,809        24,875     59,511  120,463
   Units redeemed............          (555)        (644)     (988)   (2,885)       (8,890)   (69,784) (43,847)
                                   --------        ------   ------    -------      -------   --------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........        28,110          861     2,590     3,924        15,985    (10,273)  76,616
                                   ========        ======   ======    =======      =======   ========  =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                                                 Evergreen Variable
                                               Eaton Vance Variable Trust                           Annuity Trust
                              ------------------------------------------------------------   ---------------------------
                                 VT Floating-Rate       VT Income Fund   VT Worldwide Health     Evergreen VA Omega
                                   Income Fund            of Boston         Sciences Fund          Fund -- Class 2
                              ---------------------   ------------------ ------------------  ---------------------------
                                                         Period from         Year ended                    Period from
                              Year ended December 31, January 1, 2004 to    December 31,      Year ended  May 1, 2004 to
                              ---------------------      December 15,    ------------------  December 31,  December 31,
                                 2005         2004           2004           2005      2004       2005          2004
                              ----------   ---------  ------------------ ---------  -------  ------------ --------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  188,602      37,681           (875)       (14,634)  (9,338)       (83)         --
   Net realized gain
     (loss) on
     investments.............       (521)      2,360          4,625          7,698    5,045          3          --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (16,464)      1,851         (6,599)        77,019   33,904        578          --
   Capital gain
     distribution............         --          --             --             --       --         --          --
                              ----------   ---------       --------      ---------  -------     ------          --
       Increase
         (decrease) in
         net assets from
         operations..........    171,617      41,892         (2,849)        70,083   29,611        498          --
                              ----------   ---------       --------      ---------  -------     ------          --
From capital
  transactions:
   Net premiums..............  1,290,807   2,977,601        286,913        307,950  443,952     14,852          --
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........    (35,981)    (12,412)            --             --  (48,956)        --          --
     Surrenders..............   (395,848)    (87,800)        (9,192)       (33,049) (34,305)        --          --
     Administrative
       expenses (note 4a)....     (2,783)       (395)           (20)          (561)    (147)        --          --
     Transfers (to) from
       the Guarantee
       Account...............  1,065,081     775,865        156,036         33,697  118,690        762          --
     Transfers (to) from
       other subaccounts.....    (99,814)    727,561       (584,916)       (62,708)  18,971          5          --
                              ----------   ---------       --------      ---------  -------     ------          --
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  1,821,462   4,380,420       (151,179)       245,329  498,205     15,619          --
                              ----------   ---------       --------      ---------  -------     ------          --
Increase (decrease) in
  net assets.................  1,993,079   4,422,312       (154,028)       315,412  527,816     16,117          --
Net assets at beginning
  of year....................  5,599,703   1,177,391        154,028        803,572  275,756         --          --
                              ----------   ---------       --------      ---------  -------     ------          --
Net assets at end of year.... $7,592,782   5,599,703             --      1,118,984  803,572     16,117          --
                              ==========   =========       ========      =========  =======     ======          ==
Change in units (note 5):
   Units purchased...........    422,647     735,962         60,226         36,124   60,023      1,486          --
   Units redeemed............   (243,495)   (304,444)       (74,082)       (17,528) (22,015)        --          --
                              ----------   ---------       --------      ---------  -------     ------          --
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    179,152     431,518        (13,856)        18,596   38,008      1,486          --
                              ==========   =========       ========      =========  =======     ======          ==

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                              FAM Variable Series Fund, Inc.
                              ----------------------------------------------------------------------------------------------
                                                         Mercury Global         Mercury Large             Mercury Value
                                 Mercury Basic Value     Allocation V.I.         Cap Growth               Opportunities
                               V.I. Fund -- Class III   Fund -- Class III  V.I. Fund -- Class III    V.I. Fund -- Class III
                                       Shares                Shares                Shares                    Shares
                              ------------------------  ----------------- ------------------------  ------------------------
                                           Period from     Period from                 Period from               Period from
                                            April 30,       April 29,                   April 30,                 April 30,
                               Year ended    2004 to         2005 to       Year ended    2004 to     Year ended    2004 to
                              December 31, December 31,   December 31,    December 31, December 31, December 31, December 31,
                                  2005         2004           2005            2005         2004         2005         2004
                              ------------ ------------ ----------------- ------------ ------------ ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $ 20,362         528           1,459           (607)         (83)     131,804        5,184
   Net realized gain
     (loss) on
     investments.............         60        (225)            280            201            7         (265)         586
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (10,851)      5,216           3,957          4,231        2,856      (97,461)     (16,022)
   Capital gain
     distribution............        154         130              --             --           --        4,229       14,329
                                --------      ------         -------         ------       ------      -------      -------
       Increase
         (decrease) in
         net assets from
         operations..........      9,725       5,649           5,696          3,825        2,780       38,307        4,077
                                --------      ------         -------         ------       ------      -------      -------
From capital
  transactions:
   Net premiums..............    185,280      79,992         102,275          2,583        8,886      204,095       69,924
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........         --          --              --             --           --           --           --
     Surrenders..............     (1,985)         --              --           (206)          --       (6,328)          --
     Administrative
       expenses (note 4a)....       (154)         --              --             (2)          --         (159)          --
     Transfers (to) from
       the Guarantee
       Account...............      9,320         570           1,757         16,047       17,872       50,485          507
     Transfers (to) from
       other subaccounts.....      5,623         103              11          4,096          942        7,333         (497)
                                --------      ------         -------         ------       ------      -------      -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    198,084      80,665         104,043         22,518       27,700      255,426       69,934
                                --------      ------         -------         ------       ------      -------      -------
Increase (decrease) in
  net assets.................    207,809      86,314         109,739         26,343       30,480      293,733       74,011
Net assets at beginning
  of year....................     86,314          --              --         30,480           --       74,011           --
                                --------      ------         -------         ------       ------      -------      -------
Net assets at end of year....   $294,123      86,314         109,739         56,823       30,480      367,744       74,011
                                ========      ======         =======         ======       ======      =======      =======
Change in units (note 5):
   Units purchased...........     19,945      10,412          11,397          2,038        2,808       26,426        7,518
   Units redeemed............     (1,108)     (2,472)         (1,471)           (31)          --       (2,710)        (918)
                                --------      ------         -------         ------       ------      -------      -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     18,837       7,940           9,926          2,007        2,808       23,716        6,600
                                ========      ======         =======         ======       ======      =======      =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                   Federated Insurance Series
                              ------------------------------------
                              Federated American
                              Leaders Fund II -- Federated Capital
                                Primary Shares     Income Fund II
                              -----------------  -----------------
                                  Year ended         Year ended
                                 December 31,       December 31,
                              -----------------  -----------------
                                2005      2004     2005      2004
                              --------  -------  --------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    975      (51)   18,022   13,387
   Net realized gain
     (loss) on
     investments.............    7,706     (284)  (41,608) (17,353)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   14,915   54,992    43,554   40,774
   Capital gain
     distribution............       --       --        --       --
                              --------  -------  --------  -------
       Increase
         (decrease) in
         net assets from
         operations..........   23,596   54,657    19,968   36,808
                              --------  -------  --------  -------
From capital
  transactions:
   Net premiums..............    1,099      280       225    2,532
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........  (11,109)      --        --       --
     Surrenders..............  (74,375) (11,913) (114,353)  (9,877)
     Administrative
       expenses (note 4a)....     (517)    (590)     (354)    (351)
     Transfers (to) from
       the Guarantee
       Account...............      (90)      22       (44)      (6)
     Transfers (to) from
       other subaccounts.....   (4,218)   8,807       449   (2,484)
                              --------  -------  --------  -------
     Increase (decrease)
       in net assets
       from capital
       transactions..........  (89,210)  (3,394) (114,077) (10,186)
                              --------  -------  --------  -------
Increase (decrease) in
  net assets.................  (65,614)  51,263   (94,109)  26,622
Net assets at beginning
  of year....................  719,401  668,138   471,430  444,808
                              --------  -------  --------  -------
Net assets at end of year.... $653,787  719,401   377,321  471,430
                              ========  =======  ========  =======
Change in units (note 5):
   Units purchased...........    1,255    1,156     1,064    3,467
   Units redeemed............   (9,087)  (1,497)  (14,830)  (4,756)
                              --------  -------  --------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (7,832)    (341)  (13,766)  (1,289)
                              ========  =======  ========  =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                          Federated Insurance Series (continued)
                              --------------------------------------------------------------------
                                                         Federated High             Federated
                              Federated High Income        Income Bond              Kaufmann
                               Bond Fund II --             Fund II --              Fund II --
                                Primary Shares           Service Shares          Service Shares
                              --------------------    ----------------------  ----------------------
                              Year ended December 31, Year ended December 31, Year ended December 31,
                              --------------------    ----------------------  ----------------------
                                2005          2004       2005        2004        2005        2004
                               --------     -------   ---------   ---------   ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 26,744       24,850     139,272      73,375     (34,675)    (15,892)
   Net realized gain
     (loss) on
     investments.............   (2,812)        (279)     (2,151)     16,394      52,458      13,402
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (19,133)      11,043     (97,436)     53,178     211,045     164,594
   Capital gain
     distribution............       --           --          --          --       2,523          --
                               --------     -------   ---------   ---------   ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........    4,799       35,614      39,685     142,947     231,351     162,104
                               --------     -------   ---------   ---------   ---------   ---------
From capital
  transactions:
   Net premiums..............      450          600   2,109,703     630,578     704,152     786,940
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........       --           --          --      (9,142)    (53,495)         --
     Surrenders..............  (38,717)     (73,879)    (89,385)   (106,049)   (106,487)    (46,069)
     Administrative
       expenses (note 4a)....     (249)        (192)       (974)       (424)     (1,102)       (320)
     Transfers (to) from
       the Guarantee
       Account...............        8        5,288     123,728     174,759     167,221     209,886
     Transfers (to) from
       other subaccounts.....   67,927      (20,020)    233,358      65,310       7,708     197,088
                               --------     -------   ---------   ---------   ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   29,419      (88,203)  2,376,430     755,032     717,997   1,147,525
                               --------     -------   ---------   ---------   ---------   ---------
Increase (decrease) in
  net assets.................   34,218      (52,589)  2,416,115     897,979     949,348   1,309,629
Net assets at beginning
  of year....................  400,541      453,130   2,242,686   1,344,707   1,713,883     404,254
                               --------     -------   ---------   ---------   ---------   ---------
Net assets at end of year.... $434,759      400,541   4,658,801   2,242,686   2,663,231   1,713,883
                               ========     =======   =========   =========   =========   =========
Change in units (note 5):
   Units purchased...........   10,498        1,382     227,002      98,632      88,634     108,501
   Units redeemed............   (7,976)      (9,489)    (36,227)    (35,730)    (36,253)    (21,887)
                               --------     -------   ---------   ---------   ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    2,522       (8,107)    190,775      62,902      52,381      86,614
                               ========     =======   =========   =========   =========   =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                        Fidelity Variable Insurance Products Fund
                              -------------------------------------------------------------------------------
                              VIP Asset Manager/SM/     VIP Asset Manager/SM/
                              Portfolio -- Initial       Portfolio -- Service        VIP Contrafund(R)
                                    Class                      Class 2             Portfolio -- Initial Class
                              --------------------  -----------------------------  -------------------------
                                  Year ended                        Period from
                                 December 31,        Year ended  April 30, 2004 to Year ended December 31,
                              --------------------  December 31,   December, 31    -------------------------
                                2005        2004        2005           2004           2005          2004
                               --------   -------   ------------ -----------------  ---------     ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  4,248      3,851      (1,863)           (20)        (34,595)      (29,909)
   Net realized gain
     (loss) on
     investments.............     (956)    (1,342)      1,598             --          76,267        11,508
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    4,051      9,631      14,812            294         415,599       381,909
   Capital gain
     distribution............       --         --          --             --              --            --
                               --------   -------     -------         ------        ---------     ---------
       Increase
         (decrease) in
         net assets from
         operations..........    7,343     12,140      14,547            274         457,271       363,508
                               --------   -------     -------         ------        ---------     ---------
From capital
  transactions:
   Net premiums..............       --         --     434,447         11,489           4,113         3,669
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........       --         --          --             --         (14,981)       (7,318)
     Surrenders..............   (4,064)   (33,340)       (215)            --        (276,883)     (338,970)
     Administrative
       expenses (note 4a)....     (209)      (259)       (499)            --          (2,594)       (2,184)
     Transfers (to) from
       the Guarantee
       Account...............       13         32        (240)             1         (30,090)        7,158
     Transfers (to) from
       other subaccounts.....  (16,790)    26,512     232,955          5,313         384,553        94,015
                               --------   -------     -------         ------        ---------     ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (21,050)    (7,055)    666,448         16,803          64,118      (243,630)
                               --------   -------     -------         ------        ---------     ---------
Increase (decrease) in
  net assets.................  (13,707)     5,085     680,995         17,077         521,389       119,878
Net assets at beginning
  of year....................  321,203    316,118      17,077             --       2,875,782     2,755,904
                               --------   -------     -------         ------        ---------     ---------
Net assets at end of year.... $307,496    321,203     698,072         17,077       3,397,171     2,875,782
                               ========   =======     =======         ======        =========     =========
Change in units (note 5):
   Units purchased...........      115      2,499      82,910          1,649          36,485        24,571
   Units redeemed............   (2,049)    (3,180)    (17,317)            --         (31,307)      (43,876)
                               --------   -------     -------         ------        ---------     ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (1,934)      (681)     65,593          1,649           5,178       (19,305)
                               ========   =======     =======         ======        =========     =========

                              ----------------------------

                                VIP Contrafund(R)
                              Portfolio -- Service Class 2
                              ---------------------------

                              Year ended December 31,
                              ---------------------------
                                 2005           2004
                               ----------     ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   (162,666)      (63,159)
   Net realized gain
     (loss) on
     investments.............    216,135       109,053
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  1,748,212       616,316
   Capital gain
     distribution............         --            --
                               ----------     ---------
       Increase
         (decrease) in
         net assets from
         operations..........  1,801,681       662,210
                               ----------     ---------
From capital
  transactions:
   Net premiums..............  6,845,920     1,969,848
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........    (68,047)      (72,077)
     Surrenders..............   (414,011)     (248,085)
     Administrative
       expenses (note 4a)....     (5,289)       (1,162)
     Transfers (to) from
       the Guarantee
       Account...............    762,353     1,194,891
     Transfers (to) from
       other subaccounts.....  1,876,118       378,157
                               ----------     ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  8,997,044     3,221,572
                               ----------     ---------
Increase (decrease) in
  net assets................. 10,798,725     3,883,782
Net assets at beginning
  of year....................  6,393,700     2,509,918
                               ----------     ---------
Net assets at end of year.... 17,192,425     6,393,700
                               ==========     =========
Change in units (note 5):
   Units purchased...........    823,963       383,443
   Units redeemed............   (118,982)      (95,010)
                               ----------     ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    704,981       288,433
                               ==========     =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                            Fidelity Variable Insurance Products Fund (continued)
                              ---------------------------------------------------------------------------------
                                    VIP
                              Dynamic Capital           VIP                   VIP                   VIP
                                Appreciation       Equity-Income         Equity-Income        Growth & Income
                                Portfolio --       Portfolio --          Portfolio --          Portfolio --
                              Service Class 2      Initial Class        Service Class 2        Initial Class
                              ---------------  --------------------  --------------------  --------------------
                                 Year ended         Year ended            Year ended            Year ended
                                December 31,       December 31,          December 31,          December 31,
                              ---------------  --------------------  --------------------  --------------------
                                2005     2004     2005       2004       2005       2004       2005       2004
                              --------  -----  ---------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (164)   (45)    14,644      3,145     10,961    (20,552)     1,318     (5,684)
   Net realized gain
     (loss) on
     investments.............       63     43     25,472     15,233     93,267     91,063      2,079     (4,128)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    1,556    593    (17,345)   184,310     (6,126)   405,252     57,667     56,247
   Capital gain
     distribution............       --     --     70,355      8,286    193,826     13,292         --         --
                              --------  -----  ---------  ---------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    1,455    591     93,126    210,974    291,928    489,055     61,064     46,435
                              --------  -----  ---------  ---------  ---------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............  118,974  4,507     10,399     35,863  1,076,179  1,687,748        360     12,737
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........       --     --    (31,681)    (2,483)   (30,286)   (18,070)   (13,216)   (20,779)
     Surrenders..............       --     --   (158,826)  (126,956)  (299,870)  (175,099)   (57,290)   (45,277)
     Administrative
       expenses (note 4a)....       (8)    --     (1,220)    (1,222)    (3,830)    (1,099)    (1,019)    (1,140)
     Transfers (to) from
       the Guarantee
       Account...............    1,884  1,927     (2,018)   (21,793)   266,765    598,411      1,425    (20,449)
     Transfers (to) from
       other subaccounts.....   27,083    190     (3,246)    (3,693)  (124,993)   254,098    (60,791)    (3,500)
                              --------  -----  ---------  ---------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  147,933  6,624   (186,592)  (120,284)   883,965  2,345,989   (130,531)   (78,408)
                              --------  -----  ---------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................  149,388  7,215    (93,466)    90,690  1,175,893  2,835,044    (69,467)   (31,973)
Net assets at beginning
  of year....................    7,215     --  2,301,062  2,210,372  6,163,555  3,328,511  1,137,642  1,169,615
                              --------  -----  ---------  ---------  ---------  ---------  ---------  ---------
Net assets at end of year.... $156,603  7,215  2,207,596  2,301,062  7,339,448  6,163,555  1,068,175  1,137,642
                              ========  =====  =========  =========  =========  =========  =========  =========
Change in units (note 5):
   Units purchased...........   10,561    965      7,690     13,717    179,439    312,035      2,631      3,117
   Units redeemed............      (25)  (341)   (22,861)   (24,217)   (97,703)   (80,721)   (15,161)   (10,965)
                              --------  -----  ---------  ---------  ---------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   10,536    624    (15,171)   (10,500)    81,736    231,314    (12,530)    (7,848)
                              ========  =====  =========  =========  =========  =========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           Fidelity Variable Insurance Products Fund (continued)
                           ------------------------------------------------------------------------------------------
                            VIP Growth & Income   VIP Growth Opportunities      VIP Growth            VIP Growth
                                Portfolio --         Portfolio --              Portfolio --          Portfolio --
                              Service Class 2       Initial Class              Initial Class        Service Class 2
                           ---------------------  -----------------------  --------------------  --------------------
                                 Year ended                                     Year ended            Year ended
                                December 31,      Year ended December 31,      December 31,          December 31,
                           ---------------------  -----------------------  --------------------  --------------------
                              2005        2004      2005        2004          2005       2004       2005       2004
                           ----------  ---------   -------     --------    ---------  ---------  ---------  ---------
Increase (decrease)
  in net assets
From operations:
   Net investment
     income
     (expense)............ $   (9,898)   (18,986)  (2,522)      (5,594)      (12,669)   (17,225)   (23,553)   (20,523)
   Net realized
     gain (loss) on
     investments..........     20,147     18,285  (10,073)     (48,344)      (74,611)   (91,201)    27,323     15,931
   Change in
     unrealized
     appreciation
     (depreciation)
     on investments.......    177,853    109,843   51,062       83,935       144,149    134,815     78,904     40,529
   Capital gain
     distribution.........         --         --       --           --            --         --         --         --
                           ----------  ---------   -------     --------    ---------  ---------  ---------  ---------
       Increase
         (decrease)
         in net
         assets
         from
         operations.......    188,102    109,142   38,467       29,997        56,869     26,389     82,674     35,937
                           ----------  ---------   -------     --------    ---------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums...........    260,295    379,263      699        4,157           526      8,980    369,507    514,052
   Transfers (to)
     from the
     general
     account of
     Genworth Life
     Insurance
     Company of
     New York:
     Death benefits.......     (7,647)   (23,162)  (8,225)          --        (6,861)   (75,465)    (6,853)   (19,528)
     Surrenders...........   (112,617)   (52,769) (58,742)    (115,052)     (145,297)  (106,308)  (130,765)   (46,737)
     Administrative
       expenses
       (note 4a)..........     (1,179)      (430)    (523)        (608)       (1,163)    (1,387)    (1,131)      (554)
     Transfers (to)
       from the
       Guarantee
       Account............    192,539    977,611     (717)     (31,257)      (12,455)   (15,698)    25,696    230,468
     Transfers (to)
       from other
       subaccounts........    106,933      1,968   (9,248)     (28,452)      (51,734)    23,027   (215,918)    67,533
                           ----------  ---------   -------     --------    ---------  ---------  ---------  ---------
       Increase
         (decrease)
         in net
         assets
         from
         capital
         transactions.....    438,324  1,282,481  (76,756)    (171,212)     (216,984)  (166,851)    40,536    745,234
                           ----------  ---------   -------     --------    ---------  ---------  ---------  ---------
Increase (decrease)
  in net assets...........    626,426  1,391,623  (38,289)    (141,215)     (160,115)  (140,462)   123,210    781,171
Net assets at
  beginning of year.......  2,615,258  1,223,635  564,269      705,484     1,492,118  1,632,580  1,914,324  1,133,153
                           ----------  ---------   -------     --------    ---------  ---------  ---------  ---------
Net assets at end
  of year................. $3,241,684  2,615,258  525,980      564,269     1,332,003  1,492,118  2,037,534  1,914,324
                           ==========  =========   =======     ========    =========  =========  =========  =========
Change in units
  (note 5):
   Units purchased........     73,332    163,910    1,822        5,668         3,823      7,075     59,972    111,512
   Units redeemed.........    (28,397)   (30,961) (10,994)     (27,977)      (25,532)   (24,429)   (53,499)   (22,729)
                           ----------  ---------   -------     --------    ---------  ---------  ---------  ---------
   Net increase
     (decrease) in
     units from
     capital
     transactions
     with contract
     owners...............     44,935    132,949   (9,172)     (22,309)      (21,709)   (17,354)     6,473     88,783
                           ==========  =========   =======     ========    =========  =========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                       Fidelity Variable Insurance Products Fund (continued)
                              --------------------------------------------------------------------------
                                                         VIP Overseas                    VIP
                              VIP Mid Cap Portfolio -- Portfolio -- Initial Value Strategies Portfolio --
                                  Service Class 2            Class                 Service Class 2
                              ----------------------   -------------------  -----------------------------
                                    Year ended            Year ended                        Period from
                                   December 31,          December 31,        Year ended  April 30, 2004 to
                              ----------------------   -------------------  December 31,   December, 31
                                  2005         2004      2005       2004        2005           2004
                              -----------   ---------   -------   -------   ------------ -----------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (135,112)    (66,410)  (1,688)    (1,633)     (2,353)           (341)
   Net realized gain
     (loss) on
     investments.............     310,279     218,854   15,007     (6,521)      2,379              32
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,225,170     827,371  110,633     91,567       9,143          13,366
   Capital gain
     distribution............     108,625          --       --         --       4,024              --
                              -----------   ---------   -------   -------     -------         -------
       Increase
         (decrease) in
         net assets from
         operations..........   1,508,962     979,815  123,952     83,413      13,193          13,057
                              -----------   ---------   -------   -------     -------         -------
From capital
  transactions:
   Net premiums..............   3,729,772   1,591,662       --      6,165     164,651          65,721
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance
     Company of New York:
     Death benefits..........     (50,515)     (3,105)      --    (22,434)         --              --
     Surrenders..............    (335,460)   (213,710) (81,844)   (71,522)    (43,006)           (135)
     Administrative
       expenses (note 4a)....      (4,035)       (794)    (319)      (383)       (120)             --
     Transfers (to) from
       the Guarantee
       Account...............     541,139     526,952   (4,153)   (21,097)      4,634           9,406
     Transfers (to) from
       other subaccounts.....   1,438,870     (51,492) (11,190)    49,890          31          43,241
                              -----------   ---------   -------   -------     -------         -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   5,319,771   1,849,513  (97,506)   (59,381)    126,190         118,233
                              -----------   ---------   -------   -------     -------         -------
Increase (decrease) in
  net assets.................   6,828,733   2,829,328   26,446     24,032     139,383         131,290
Net assets at beginning
  of year....................   5,774,297   2,944,969  767,936    743,904     131,290              --
                              -----------   ---------   -------   -------     -------         -------
Net assets at end of year.... $12,603,030   5,774,297  794,382    767,936     270,673         131,290
                              ===========   =========   =======   =======     =======         =======
Change in units (note 5):
   Units purchased...........     442,877     258,723    4,338      9,393      17,362          11,659
   Units redeemed............    (104,351)   (112,695) (13,125)   (15,748)     (5,211)            (12)
                              -----------   ---------   -------   -------     -------         -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     338,526     146,028   (8,787)    (6,355)     12,151          11,647
                              ===========   =========   =======   =======     =======         =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                               Franklin Templeton Variable Insurance Products Trust
                              -------------------------------------------------------------------------------------------
                                                                  Franklin Income
                                                                    Securities     Franklin Large Cap       Mutual Shares
                              Templeton Global Income Securities  Fund -- Class 2  Growth Securities      Securities Fund --
                                   Fund -- Class I Shares             Shares       Fund -- Class 2 Shares   Class 2 Shares
                              ---------------------------------  ----------------- ---------------------  ----------------
                                                Period from         Period from       Year ended             Year ended
                               Year ended   December 15, 2004 to April 29, 2005 to   December 31,           December 31,
                              December 31,      December 31,       December 31,    ---------------------  ----------------
                                  2005              2004               2005          2005        2004       2005      2004
                              ------------  -------------------- -----------------  -------     -------   -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $    865              --               (11,844)     (2,858)     (1,824)    (2,762)   (1,880)
   Net realized gain
     (loss) on
     investments.............       (321)             --                  (865)      1,402         206      8,759       813
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     (2,373)              3                  (658)        641      14,821     29,125    31,987
   Capital gain
     distribution............         --              --                    --          --          --      1,107        --
                                --------           -----             ---------      -------     -------   -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........     (1,829)              3               (13,367)       (815)     13,203     36,229    30,920
                                --------           -----             ---------      -------     -------   -------   -------
From capital
  transactions:
   Net premiums..............         --              --             3,445,422      89,773     136,690    102,379   123,625
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........         --              --                    --          --          --         --        --
     Surrenders..............    (16,708)             --                (9,405)    (12,470)     (1,269)   (48,534)   (2,793)
     Administrative
       expenses (note 4a)....        (42)             --                   (30)       (291)        (22)       (89)       (3)
     Transfers (to) from
       the Guarantee
       Account...............      7,988           3,801               286,110      22,156      20,376     22,459    74,738
     Transfers (to) from
       other subaccounts.....    220,355             199               103,788       3,376      (1,074)     1,432     4,783
                                --------           -----             ---------      -------     -------   -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    211,593           4,000             3,825,885     102,544     154,701     77,647   200,350
                                --------           -----             ---------      -------     -------   -------   -------
Increase (decrease) in
  net assets.................    209,764           4,003             3,812,518     101,729     167,904    113,876   231,270
Net assets at beginning
  of year....................      4,003              --                    --     255,380      87,476    371,390   140,120
                                --------           -----             ---------      -------     -------   -------   -------
Net assets at end of year....   $213,767           4,003             3,812,518     357,109     255,380    485,266   371,390
                                ========           =====             =========      =======     =======   =======   =======
Change in units (note 5):
   Units purchased...........     23,607             395               393,642       9,433      12,695     10,167    16,775
   Units redeemed............     (1,956)             --               (12,938)     (1,523)       (259)    (4,610)     (604)
                                --------           -----             ---------      -------     -------   -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     21,651             395               380,704       7,910      12,436      5,557    16,171
                                ========           =====             =========      =======     =======   =======   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Franklin Templeton Variable Insurance Products Trust (continued)
                              ------------------------------------------------------------------------
                                                             Templeton Foreign   Templeton Global
                              Templeton Foreign Securities  Securities Fund --   Asset Allocation
                               Fund -- Class I Shares         Class 2 Shares     Fund -- Class 2 Shares
                              ---------------------------- --------------------  ---------------------
                                             Period from
                                             December 15,       Year ended          Year ended
                               Year ended      2004 to         December 31,        December 31,
                              December 31,   December 31,  --------------------  ---------------------
                                  2005           2004         2005       2004      2005        2004
                              ------------   ------------  ---------  ---------   -------     -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $    86           --          (5,733)    (4,437)   2,259         824
   Net realized gain
     (loss) on
     investments.............        25           --          52,009     10,706    2,663       1,150
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     3,601           --          58,432    141,009    3,910      13,241
   Capital gain
     distribution............        --           --              --         --       --          --
                                -------           --       ---------  ---------   -------     -------
       Increase
         (decrease) in
         net assets from
         operations..........     3,712           --         104,708    147,278    8,832      15,215
                                -------           --       ---------  ---------   -------     -------
From capital
  transactions:
   Net premiums..............        --           --         193,836    306,494  155,395      69,012
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance
     Company of New York:
     Death benefits..........        --           --              --         --       --          --
     Surrenders..............        --           --         (47,155)    (8,530)  (9,515)     (1,383)
     Administrative
       expenses (note 4a)....        (8)          --            (426)        (3)     (63)        (22)
     Transfers (to) from
       the Guarantee
       Account...............     9,152           --          81,732    123,124   81,299      11,711
     Transfers (to) from
       other subaccounts.....    28,184           --         (54,533)    25,074    8,569        (225)
                                -------           --       ---------  ---------   -------     -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    37,328           --         173,454    446,159  235,685      79,093
                                -------           --       ---------  ---------   -------     -------
Increase (decrease) in
  net assets.................    41,040           --         278,162    593,437  244,517      94,308
Net assets at beginning
  of year....................        --           --       1,146,688    553,251  125,363      31,055
                                -------           --       ---------  ---------   -------     -------
Net assets at end of year....   $41,040           --       1,424,850  1,146,688  369,880     125,363
                                =======           ==       =========  =========   =======     =======
Change in units (note 5):
   Units purchased...........     3,684           --          43,167     43,881   15,881      12,098
   Units redeemed............        --           --         (31,650)    (9,327)      --      (6,066)
                                -------           --       ---------  ---------   -------     -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     3,684           --          11,517     34,554   15,881       6,032
                                =======           ==       =========  =========   =======     =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                              GE Investments Funds, Inc.
                              ------------------------------------------------------------------------------
                                   Global Income Fund           Income Fund        International Equity Fund
                              ---------------------------  ----------------------  ------------------------
                                Period from
                              January 1, 2005  Year ended  Year ended December 31, Year ended December 31, to August 25,  December 31, ----------------------  ------------------------
                                   2005           2004        2005        2004       2005         2004
                              --------------- ------------ ---------   ---------     -------      -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    $  (1,849)       8,014      144,030     153,684      (629)        (803)
   Net realized gain
     (loss) on
     investments.............       21,654        2,300      (26,790)     (2,945)   32,755       13,949
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      (30,645)       5,350     (102,281)   (121,782)   (4,167)      14,924
   Capital gain
     distribution............           --           --        2,683      41,240        --           --
                                 ---------      -------    ---------   ---------     -------      -------
       Increase
         (decrease) in
         net assets from
         operations..........      (10,840)      15,664       17,642      70,197    27,959       28,070
                                 ---------      -------    ---------   ---------     -------      -------
From capital
  transactions:
   Net premiums..............           --           --      191,572     663,858      (270)         270
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........           --       (1,554)       7,105      (6,093)       --           --
     Surrenders..............       (6,134)     (10,777)    (233,319)   (144,880)  (31,698)      (9,749)
     Administrative
       expenses (note 4a)....         (104)        (121)      (2,396)     (1,068)     (189)        (178)
     Transfers (to) from
       the Guarantee
       Account...............       (4,043)          14       27,095     911,630      (131)         (22)
     Transfers (to) from
       other subaccounts.....     (193,464)        (802)    (173,193)    (33,744)  (32,537)     (28,879)
                                 ---------      -------    ---------   ---------     -------      -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........     (203,745)     (13,240)    (183,136)  1,389,703   (64,825)     (38,558)
                                 ---------      -------    ---------   ---------     -------      -------
Increase (decrease) in
  net assets.................     (214,585)       2,424     (165,494)  1,459,900   (36,866)     (10,488)
Net assets at beginning
  of year....................      214,585      212,161    4,151,115   2,691,215   214,557      225,045
                                 ---------      -------    ---------   ---------     -------      -------
Net assets at end of year....    $      --      214,585    3,985,621   4,151,115   177,691      214,557
                                 =========      =======    =========   =========     =======      =======
Change in units (note 5):
   Units purchased...........          326          211       42,789     176,139     4,831        2,577
   Units redeemed............      (17,140)      (1,331)     (57,474)    (45,035)  (11,317)      (7,021)
                                 ---------      -------    ---------   ---------     -------      -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........      (16,814)      (1,120)     (14,685)    131,104    (6,486)      (4,444)
                                 =========      =======    =========   =========     =======      =======

                              -----------------------
                               Mid-Cap Equity Fund
                              ----------------------

                              Year ended December 31,
                              ----------------------
                                 2005        2004
                              ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    55,207     (17,347)
   Net realized gain
     (loss) on
     investments.............   121,804     122,805
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   105,631      70,711
   Capital gain
     distribution............   218,105     424,600
                              ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........   500,747     600,769
                              ---------   ---------
From capital
  transactions:
   Net premiums..............   665,949     614,320
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........    (7,339)    (85,227)
     Surrenders..............  (292,023)   (234,221)
     Administrative
       expenses (note 4a)....    (2,673)     (1,649)
     Transfers (to) from
       the Guarantee
       Account...............    75,104     202,305
     Transfers (to) from
       other subaccounts.....  (210,274)   (104,098)
                              ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   228,744     391,430
                              ---------   ---------
Increase (decrease) in
  net assets.................   729,491     992,199
Net assets at beginning
  of year.................... 4,924,272   3,932,073
                              ---------   ---------
Net assets at end of year.... 5,653,763   4,924,272
                              =========   =========
Change in units (note 5):
   Units purchased...........    83,648     121,885
   Units redeemed............   (63,670)    (83,317)
                              ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    19,978      38,568
                              =========   =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                         GE Investments Funds, Inc. (continued)
                              -------------------------------------------------------------------------------
                                 Money Market Fund     Premier Growth Equity Fund Real Estate Securities Fund
                              -----------------------  -------------------------  --------------------------
                              Year ended December 31,  Year ended December 31,    Year ended December 31,
                              -----------------------  -------------------------  --------------------------
                                  2005        2004        2005          2004         2005          2004
                              -----------  ----------   ---------     ---------    ---------     ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    92,979     (31,939)   (30,615)      (22,741)     151,599        89,034
   Net realized gain
     (loss) on
     investments.............          --          --      9,604         2,017       77,411        30,849
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............          --          --     10,146       169,853     (130,472)      222,431
   Capital gain
     distribution............          --          --         --            --      237,150       173,818
                              -----------  ----------   ---------     ---------    ---------     ---------
       Increase
         (decrease) in
         net assets from
         operations..........      92,979     (31,939)   (10,865)      149,129      335,688       516,132
                              -----------  ----------   ---------     ---------    ---------     ---------
From capital
  transactions:
   Net premiums..............   4,460,217   5,691,600    268,702       273,409      835,726       701,556
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........    (440,459)     (4,297)        --       (35,811)         127       (23,793)
     Surrenders..............    (308,964)   (354,188)  (132,216)     (124,159)    (273,356)      (65,190)
     Administrative
       expenses (note 4a)....      (3,467)     (1,894)    (2,078)       (1,960)      (1,153)         (456)
     Transfers (to) from
       the Guarantee
       Account...............    (131,217)    128,416    108,689        81,503      270,521       195,617
     Transfers (to) from
       other subaccounts.....  (3,027,180) (3,692,296)  (322,382)      (83,933)     (28,628)       24,072
                              -----------  ----------   ---------     ---------    ---------     ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........     548,930   1,767,341    (79,285)      109,049      803,237       831,806
                              -----------  ----------   ---------     ---------    ---------     ---------
Increase (decrease) in
  net assets.................     641,909   1,735,402    (90,150)      258,178    1,138,925     1,347,938
Net assets at beginning
  of year....................   6,253,401   4,517,999  2,920,043     2,661,865    2,430,124     1,082,186
                              -----------  ----------   ---------     ---------    ---------     ---------
Net assets at end of year.... $ 6,895,310   6,253,401  2,829,893     2,920,043    3,569,049     2,430,124
                              ===========  ==========   =========     =========    =========     =========
Change in units (note 5):
   Units purchased...........   8,141,592   8,071,207     43,398        54,653       99,741        86,726
   Units redeemed............  (7,649,846) (6,415,758)   (57,730)      (45,154)     (46,388)      (23,796)
                              -----------  ----------   ---------     ---------    ---------     ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     491,746   1,655,449    (14,332)        9,499       53,353        62,930
                              ===========  ==========   =========     =========    =========     =========

                              -----------------------
                               S&P 500(R) Index Fund
                              ----------------------
                              Year ended December 31,
                              ----------------------
                                 2005        2004
                              ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............     77,152     120,758
   Net realized gain
     (loss) on
     investments.............    346,253     222,854
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    716,242   2,049,803
   Capital gain
     distribution............         --          --
                              ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........  1,139,647   2,393,415
                              ----------  ----------
From capital
  transactions:
   Net premiums..............  6,679,772   6,692,581
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........   (105,592)    (81,925)
     Surrenders.............. (2,097,910) (1,244,178)
     Administrative
       expenses (note 4a)....    (26,646)    (10,469)
     Transfers (to) from
       the Guarantee
       Account...............    716,297   3,640,494
     Transfers (to) from
       other subaccounts.....   (347,099)    736,893
                              ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  4,818,822   9,733,396
                              ----------  ----------
Increase (decrease) in
  net assets.................  5,958,469  12,126,811
Net assets at beginning
  of year.................... 31,124,729  18,997,918
                              ----------  ----------
Net assets at end of year.... 37,083,198  31,124,729
                              ==========  ==========
Change in units (note 5):
   Units purchased...........  1,058,555   1,551,175
   Units redeemed............   (550,620)   (491,525)
                              ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    507,935   1,059,650
                              ==========  ==========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                       GE Investments Funds, Inc. (continued)
                              ----------------------------------------------------------------------------------------
                                 Small-Cap Value          Total Return           U.S. Equity          Value Equity
                                   Equity Fund                Fund                  Fund                  Fund
                              ---------------------  ---------------------  --------------------  --------------------
                                    Year ended             Year ended            Year ended            Year ended
                                   December 31,           December 31,          December 31,          December 31,
                              ---------------------  ---------------------  --------------------  --------------------
                                 2005        2004       2005        2004       2005       2004       2005       2004
                              ----------  ---------  ----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (21,893)   181,569     104,077     37,901    (12,050)    (3,551)    (5,204)    (4,552)
   Net realized gain
     (loss) on
     investments.............    112,771    125,059      75,772     19,756     17,341     (4,508)    43,124     22,876
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    176,613    143,964      66,147    392,262     23,095    232,188     (1,198)   100,707
   Capital gain
     distribution............    120,430     90,975     326,076     84,994         --         --      7,013         --
                              ----------  ---------  ----------  ---------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    387,921    541,567     572,072    534,913     28,386    224,129     43,735    119,031
                              ----------  ---------  ----------  ---------  ---------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............    700,363    663,971  10,754,896  5,008,497    310,467    124,787    292,170    231,928
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........    (97,134)   (70,707)    (66,587)        --     (2,214)   (35,487)        --    (24,735)
     Surrenders..............   (215,629)  (275,460)   (701,453)  (152,672)  (249,655)  (208,684)   (54,902)   (81,135)
     Administrative
       expenses (note 4a)....     (1,879)      (628)    (11,011)    (1,329)    (2,127)    (2,817)      (560)      (406)
     Transfers (to) from
       the Guarantee
       Account...............    140,954    225,121   1,265,405  1,240,359     71,959     71,518     24,228    125,814
     Transfers (to) from
       other subaccounts.....   (107,283)  (228,222)  1,135,225    733,461   (818,156)   (37,091)   (99,267)    12,549
                              ----------  ---------  ----------  ---------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    419,392    314,075  12,376,475  6,828,316   (689,726)   (87,774)   161,669    264,015
                              ----------  ---------  ----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................    807,313    855,642  12,948,547  7,363,229   (661,340)   136,355    205,404    383,046
Net assets at beginning
  of year....................  4,711,286  3,855,644   8,901,555  1,538,326  3,691,619  3,555,264  1,657,752  1,274,706
                              ----------  ---------  ----------  ---------  ---------  ---------  ---------  ---------
Net assets at end of year.... $5,518,599  4,711,286  21,850,102  8,901,555  3,030,279  3,691,619  1,863,156  1,657,752
                              ==========  =========  ==========  =========  =========  =========  =========  =========
Change in units (note 5):
   Units purchased...........     83,535    107,131   1,293,937    671,447     54,987     51,088     43,939     49,616
   Units redeemed............    (51,010)   (78,796)   (211,219)   (73,530)  (112,231)   (58,020)   (27,570)   (22,176)
                              ----------  ---------  ----------  ---------  ---------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     32,525     28,335   1,082,718    597,917    (57,244)    (6,932)    16,369     27,440
                              ==========  =========  ==========  =========  =========  =========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               Goldman Sachs Variable Insurance Trust         Greenwich Street Series Fund
                              ---------------------------------------------   ---------------------------
                                                                              Salomon Brothers
                                 Goldman Sachs            Goldman Sachs       Variable Aggressive Growth
                              Growth and Income Fund   Mid Cap Value Fund     Fund -- Class II
                              ---------------------   ----------------------  ---------------------------
                              Year ended December 31, Year ended December 31, Year ended December 31,
                              ---------------------   ----------------------  ---------------------------
                                2005         2004        2005        2004       2005           2004
                               --------    --------   ---------   ---------      -------       -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  1,343          706      34,859      51,585    (4,932)        (1,799)
   Net realized gain
     (loss) on
     investments.............    4,363       11,686      90,400      92,977     2,878          2,977
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    7,267       59,906     (70,355)    141,283    35,437         11,212
   Capital gain
     distribution............       --           --     162,765      97,118        --             --
                               --------    --------   ---------   ---------      -------       -------
       Increase
         (decrease) in
         net assets from
         operations..........   12,973       72,298     217,669     382,963    33,383         12,390
                               --------    --------   ---------   ---------      -------       -------
From capital
  transactions:
   Net premiums..............       --           --     151,771       3,120   133,009        129,895
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........       --           --          --      (8,440)       --             --
     Surrenders..............   (5,469)    (121,758)   (222,227)   (164,795)   (6,997)       (16,305)
     Administrative
       expenses (note 4a)....     (252)        (220)       (788)       (700)     (332)           (45)
     Transfers (to) from
       the Guarantee
       Account...............       (1)       1,336      40,080      (6,521)    6,094         30,758
     Transfers (to) from
       other subaccounts.....   12,740       94,475     227,233     (12,074)   28,330         13,732
                               --------    --------   ---------   ---------      -------       -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    7,018      (26,167)    196,069    (189,410)  160,104        158,035
                               --------    --------   ---------   ---------      -------       -------
Increase (decrease) in
  net assets.................   19,991       46,131     413,738     193,553   193,487        170,425
Net assets at beginning
  of year....................  499,184      453,053   1,898,094   1,704,541   202,182         31,757
                               --------    --------   ---------   ---------      -------       -------
Net assets at end of year.... $519,175      499,184   2,311,832   1,898,094   395,669        202,182
                               ========    ========   =========   =========      =======       =======
Change in units (note 5):
   Units purchased...........    2,690       10,676      36,375       8,844    17,668         16,883
   Units redeemed............   (1,980)     (13,682)    (13,558)    (19,844)   (5,258)        (4,236)
                               --------    --------   ---------   ---------      -------       -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........      710       (3,006)     22,817     (11,000)   12,410         12,647
                               ========    ========   =========   =========      =======       =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                               Janus Aspen Series
                              ---------------------------------------------------------------------------------------
                                                                                Flexible Bond
                                                                                Portfolio --
                              Balanced Portfolio --   Balanced Portfolio --     Institutional    Forty Portfolio --
                               Institutional Shares      Service Shares            Shares       Institutional Shares
                              ---------------------   ----------------------  ----------------  ----------------------
                                                                                 Year ended
                              Year ended December 31, Year ended December 31,   December 31,    Year ended December 31,
                              ---------------------   ----------------------  ----------------  ----------------------
                                 2005         2004       2005        2004       2005     2004      2005        2004
                              ----------   ---------  ---------   ---------   -------  -------  ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   36,042      39,497     25,809      36,172    15,022   17,370    (45,443)    (41,060)
   Net realized gain
     (loss) on
     investments.............      4,852     (46,329)    94,829      49,182    (1,600)   1,503    (36,924)   (108,183)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    220,496     337,477    209,148     251,307   (22,657) (12,121)   494,389     705,506
   Capital gain
     distribution............         --          --         --          --    11,377    3,161         --          --
                              ----------   ---------  ---------   ---------   -------  -------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........    261,390     330,645    329,786     336,661     2,142    9,913    412,022     556,263
                              ----------   ---------  ---------   ---------   -------  -------  ---------   ---------
From capital
  transactions:
   Net premiums..............     17,942      24,936    439,483     631,628        --       --        499      16,028
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........         --     (22,557)    (6,972)    (60,941)    7,573       --    (21,270)    (19,104)
     Surrenders..............   (654,851)   (480,159)  (264,583)   (323,535)  (30,523) (25,980)  (359,582)   (170,225)
     Administrative
       expenses (note 4a)....     (2,944)     (3,194)    (2,236)     (1,865)     (141)    (173)    (2,500)     (2,592)
     Transfers (to) from
       the Guarantee
       Account...............      2,008       2,793    118,982     304,620    (1,932) (13,949)   (17,439)        300
     Transfers (to) from
       other subaccounts.....   (343,806)    (74,130)  (428,093)     12,255    (5,175)   1,055    (19,748)    (16,907)
                              ----------   ---------  ---------   ---------   -------  -------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (981,651)   (552,311)  (143,419)    562,162   (30,198) (39,047)  (420,040)   (192,500)
                              ----------   ---------  ---------   ---------   -------  -------  ---------   ---------
Increase (decrease) in
  net assets.................   (720,261)   (221,666)   186,367     898,823   (28,056) (29,134)    (8,018)    363,763
Net assets at beginning
  of year....................  4,915,628   5,137,294  5,667,345   4,768,522   391,495  420,629  3,836,326   3,472,563
                              ----------   ---------  ---------   ---------   -------  -------  ---------   ---------
Net assets at end of year.... $4,195,367   4,915,628  5,853,712   5,667,345   363,439  391,495  3,828,308   3,836,326
                              ==========   =========  =========   =========   =======  =======  =========   =========
Change in units (note 5):
   Units purchased...........     23,395      18,735     63,741     129,102     1,697      509      6,791      12,042
   Units redeemed............    (92,679)    (60,136)   (76,012)    (75,022)   (3,954)  (3,491)   (36,001)    (27,592)
                              ----------   ---------  ---------   ---------   -------  -------  ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (69,284)    (41,401)   (12,271)     54,080    (2,257)  (2,982)   (29,210)    (15,550)
                              ==========   =========  =========   =========   =======  =======  =========   =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                    Janus Aspen Series (continued)
                              --------------------------------------------------------------------------------------
                                                 Global Life Sciences Global Technology    International Growth
                              Forty Portfolio -- Portfolio -- Service Portfolio -- Service Portfolio -- Institutional
                                Service Shares        Shares               Shares                 Shares
                              -----------------  -------------------  -------------------  -------------------------
                                  Year ended        Year ended           Year ended             Year ended
                                 December 31,      December 31,         December 31,           December 31,
                              -----------------  -------------------  -------------------  -------------------------
                                2005      2004     2005       2004      2005      2004        2005          2004
                              --------  -------   -------   -------    -------    ------    ---------     ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (8,655)  (5,790)  (2,592)    (2,627)   (1,151)   (1,278)      (3,253)       (6,811)
   Net realized gain
     (loss) on
     investments.............   33,622    3,625    3,217      4,916     1,422        93      (28,583)      (54,196)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   40,116   66,135   15,704     17,338     6,018       487      452,691       280,240
   Capital gain
     distribution............       --       --       --         --        --        --           --            --
                              --------  -------   -------   -------    -------    ------    ---------     ---------
       Increase
         (decrease) in
         net assets from
         operations..........   65,083   63,970   16,329     19,627     6,289      (698)     420,855       219,233
                              --------  -------   -------   -------    -------    ------    ---------     ---------
From capital
  transactions:
   Net premiums..............   44,094  122,325       --        521       143       390        3,338         2,525
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........   (3,375)      --       --         --        --        --      (74,834)       (5,931)
     Surrenders..............  (32,912)  (8,863)  (3,204)    (9,457)   (4,477)   (7,939)     (64,833)      (51,541)
     Administrative
       expenses (note 4a)....     (411)     (99)     (29)       (31)      (31)      (31)      (1,142)       (1,184)
     Transfers (to) from
       the Guarantee
       Account...............   54,686   59,130    2,648        133         1    10,667       (8,341)       (6,589)
     Transfers (to) from
       other subaccounts.....   (3,979)  31,783   (2,644)   (24,661)  (13,833)    2,341        8,939        (7,044)
                              --------  -------   -------   -------    -------    ------    ---------     ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   58,103  204,276   (3,229)   (33,495)  (18,197)    5,428     (136,873)      (69,764)
                              --------  -------   -------   -------    -------    ------    ---------     ---------
Increase (decrease) in
  net assets.................  123,186  268,246   13,100    (13,868)  (11,908)    4,730      283,982       149,469
Net assets at beginning
  of year....................  503,644  235,398  157,724    171,592    83,315    78,585    1,489,169     1,339,700
                              --------  -------   -------   -------    -------    ------    ---------     ---------
Net assets at end of year.... $626,830  503,644  170,824    157,724    71,407    83,315    1,773,151     1,489,169
                              ========  =======   =======   =======    =======    ======    =========     =========
Change in units (note 5):
   Units purchased...........   32,571   27,918    1,179        315        32     1,960        5,827         4,543
   Units redeemed............  (26,135)  (4,532)  (1,507)    (3,875)   (2,285)   (1,611)     (16,650)      (11,439)
                              --------  -------   -------   -------    -------    ------    ---------     ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    6,436   23,386     (328)    (3,560)   (2,253)      349      (10,823)       (6,896)
                              ========  =======   =======   =======    =======    ======    =========     =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                       Janus Aspen Series (continued)
                              -------------------------------------------------------------------------------------------
                              International Growth      Large Cap Growth      Large Cap Growth           Mid Cap Growth
                                 Portfolio --             Portfolio --          Portfolio --              Portfolio --
                                Service Shares        Institutional Shares     Service Shares         Institutional Shares
                              -------------------     ----------------------  ----------------------  ----------------------
                              Year ended December 31, Year ended December 31, Year ended December 31, Year ended December 31,
                              -------------------     ----------------------  ----------------------  ----------------------
                                2005          2004       2005        2004       2005        2004         2005        2004
                              --------      -------   ---------   ---------    -------     -------    ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (4,048)      (4,550)    (21,658)    (27,444)   (4,816)     (5,463)      (45,058)    (43,103)
   Net realized gain
     (loss) on
     investments.............   20,142       56,172     (94,338)   (152,759)    5,265       3,008      (282,483)   (386,179)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  212,367       69,828     170,286     236,516     7,331      11,115       655,639     974,657
   Capital gain
     distribution............       --           --          --          --        --          --            --          --
                              --------      -------   ---------   ---------    -------     -------    ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........  228,461      121,450      54,290      56,313     7,780       8,660       328,098     545,375
                              --------      -------   ---------   ---------    -------     -------    ---------   ---------
From capital
  transactions:
   Net premiums..............       --      201,788       4,899       3,222       143         130         5,129      10,030
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........   (4,514)      (8,115)     (8,035)    (12,050)       --          --       (11,496)    (53,752)
     Surrenders..............  (33,813)     (31,291)   (136,949)   (133,381)  (12,010)    (17,651)     (280,428)   (209,662)
     Administrative
       expenses (note 4a)....     (360)        (140)     (1,303)     (1,511)      (55)        (80)       (2,687)     (2,706)
     Transfers (to) from
       the Guarantee
       Account...............        8       71,943      (1,695)    (14,604)   (8,698)     (1,558)      (10,407)       (573)
     Transfers (to) from
       other subaccounts.....  (40,724)     (70,708)    (36,969)     (6,583)  (12,916)      2,056       (50,158)    (45,592)
                              --------      -------   ---------   ---------    -------     -------    ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (79,403)     163,477    (180,052)   (164,907)  (33,536)    (17,103)     (350,047)   (302,255)
                              --------      -------   ---------   ---------    -------     -------    ---------   ---------
Increase (decrease) in
  net assets.................  149,058      284,927    (125,762)   (108,594)  (25,756)     (8,443)      (21,949)    243,120
Net assets at beginning
  of year....................  825,806      540,879   2,124,530   2,233,124   361,143     369,586     3,284,253   3,041,133
                              --------      -------   ---------   ---------    -------     -------    ---------   ---------
Net assets at end of year.... $974,864      825,806   1,998,768   2,124,530   335,387     361,143     3,262,304   3,284,253
                              ========      =======   =========   =========    =======     =======    =========   =========
Change in units (note 5):
   Units purchased...........    1,524       75,801       3,659      13,469       446         622         3,535       6,299
   Units redeemed............   (8,507)     (56,539)    (22,475)    (31,758)   (4,179)     (2,651)      (32,713)    (35,339)
                              --------      -------   ---------   ---------    -------     -------    ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (6,983)      19,262     (18,816)    (18,289)   (3,733)     (2,029)      (29,178)    (29,040)
                              ========      =======   =========   =========    =======     =======    =========   =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                            Janus Aspen Series (continued)                         J.P. Morgan Series Trust II
                              -------------------------------------------------------------------  --------------------------
                                Mid Cap Growth       Worldwide Growth         Worldwide Growth
                              Portfolio -- Service Portfolio -- Institutional Portfolio -- Service
                                    Shares                Shares                   Shares             Bond Portfolio
                              -------------------  -------------------------  -------------------  --------------------------
                                  Year ended            Year ended               Year ended             Year ended
                                 December 31,          December 31,             December 31,           December 31,
                              -------------------  -------------------------  -------------------  --------------------------
                                2005       2004       2005          2004        2005       2004       2005          2004
                              --------   -------    ---------     ---------    -------   -------    ---------     ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (4,817)   (4,874)       (562)       (7,859)    (2,017)    (4,742)     42,947        12,617
   Net realized gain
     (loss) on
     investments.............    9,074     9,809    (118,314)     (110,002)    12,979      9,112      (2,240)       (1,133)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   23,871    51,206     201,455       182,203     15,693     12,362     (26,310)       10,985
   Capital gain
     distribution............       --        --          --            --         --         --       1,271         4,917
                              --------   -------    ---------     ---------    -------   -------    ---------     ---------
       Increase
         (decrease) in
         net assets from
         operations..........   28,128    56,141      82,579        64,342     26,655     16,732      15,668        27,386
                              --------   -------    ---------     ---------    -------   -------    ---------     ---------
From capital
  transactions:
   Net premiums..............    4,002     6,850       3,374        12,351      6,243      1,557     388,124       562,586
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........   (1,724)   (1,862)     (7,922)       (7,535)        --         --          --            --
     Surrenders..............   (5,729)   (4,222)   (143,639)      (82,294)   (51,339)   (68,795)    (57,480)      (27,557)
     Administrative
       expenses (note 4a)....      (45)      (45)     (1,370)       (1,496)       (95)      (105)     (1,132)         (127)
     Transfers (to) from
       the Guarantee
       Account...............    5,563    11,635      (7,166)          940      5,766      6,085     145,001       375,836
     Transfers (to) from
       other subaccounts.....  (91,258)   60,683     (19,388)      (16,507)    59,720    (21,521)    120,007         1,577
                              --------   -------    ---------     ---------    -------   -------    ---------     ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (89,191)   73,039    (176,111)      (94,541)    20,295    (82,779)    594,520       912,315
                              --------   -------    ---------     ---------    -------   -------    ---------     ---------
Increase (decrease) in
  net assets.................  (61,063)  129,180     (93,532)      (30,199)    46,950    (66,047)    610,188       939,701
Net assets at beginning
  of year....................  395,185   266,005   2,030,301     2,060,500    674,931    740,978   1,270,771       331,070
                              --------   -------    ---------     ---------    -------   -------    ---------     ---------
Net assets at end of year.... $334,122   395,185   1,936,769     2,030,301    721,881    674,931   1,880,959     1,270,771
                              ========   =======    =========     =========    =======   =======    =========     =========
Change in units (note 5):
   Units purchased...........    1,109    40,619       6,382         8,728     14,211      4,811      79,335       101,224
   Units redeemed............  (11,550)  (31,961)    (24,827)      (19,155)   (12,179)   (14,835)    (24,268)      (13,952)
                              --------   -------    ---------     ---------    -------   -------    ---------     ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (10,441)    8,658     (18,445)      (10,427)     2,032    (10,024)     55,067        87,272
                              ========   =======    =========     =========    =======   =======    =========     =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                J.P. Morgan Series Trust II (continued)
                              ---------------------------------------------------------------------------------
                              International Equity                           Small Company   U.S. Large Cap Core
                                  Portfolio        Mid Cap Value Portfolio     Portfolio     Equity Portfolio
                              -------------------  ----------------------  ----------------  ------------------
                                  Year ended                                  Year ended        Year ended
                                 December 31,      Year ended December 31,   December 31,      December 31,
                              -------------------  ----------------------  ----------------  ------------------
                                2005       2004       2005        2004       2005     2004     2005      2004
                              --------   -------   ---------   ---------   -------  -------  -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (1,244)     (477)    (16,880)    (14,555)   (6,156)  (3,243)    (787)     (996)
   Net realized gain
     (loss) on
     investments.............    4,885       104      67,929      34,219     8,877    4,170    1,009       238
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   10,863     8,512     122,094     256,713   (37,723)  57,645     (202)   10,747
   Capital gain
     distribution............       --        --      13,212       1,416    45,137       --       --        --
                              --------   -------   ---------   ---------   -------  -------  -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........   14,504     8,139     186,355     277,793    10,135   58,572       20     9,989
                              --------   -------   ---------   ---------   -------  -------  -------   -------
From capital
  transactions:
   Net premiums..............   28,079    47,235     582,508     805,200    95,496  147,582    7,524    83,574
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........       --        --          --          --        --       --       --        --
     Surrenders..............   (1,910)      (56)   (112,735)    (25,333)  (29,593)  (7,331)  (2,155)   (2,974)
     Administrative
       expenses (note 4a)....      (25)       (5)     (1,350)       (182)     (151)     (46)     (55)      (34)
     Transfers (to) from
       the Guarantee
       Account...............   (4,186)   24,476     288,339     224,098     9,936   60,665    7,258    23,541
     Transfers (to) from
       other subaccounts.....   31,560    (1,688)    (44,352)     68,207     3,923    1,061      542     1,165
                              --------   -------   ---------   ---------   -------  -------  -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   53,518    69,962     712,410   1,071,990    79,611  201,931   13,114   105,272
                              --------   -------   ---------   ---------   -------  -------  -------   -------
Increase (decrease) in
  net assets.................   68,022    78,101     898,765   1,349,783    89,746  260,503   13,134   115,261
Net assets at beginning
  of year....................  102,804    24,703   2,191,495     841,712   356,889   96,386  169,425    54,164
                              --------   -------   ---------   ---------   -------  -------  -------   -------
Net assets at end of year.... $170,826   102,804   3,090,260   2,191,495   446,635  356,889  182,559   169,425
                              ========   =======   =========   =========   =======  =======  =======   =======
Change in units (note 5):
   Units purchased...........    8,391     4,971      70,375      93,178     9,850   17,397    2,015    15,092
   Units redeemed............   (4,789)      (21)    (26,157)    (16,166)   (4,769)  (2,708)    (994)   (6,749)
                              --------   -------   ---------   ---------   -------  -------  -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    3,602     4,950      44,218      77,012     5,081   14,689    1,021     8,343
                              ========   =======   =========   =========   =======  =======  =======   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                        MFS(R) Variable Insurance Trust
                              ---------------------------------------------------------------------------------------------
                              MFS(R) Investors Growth MFS(R) Investors Trust  MFS(R) New Discovery    MFS(R) Strategic Income
                              Stock Series -- Service Series -- Service Class   Series -- Service     Series -- Service
                                   Class Shares              Shares               Class Shares          Class Shares
                              ---------------------   ----------------------  ----------------------  ----------------------
                              Year ended December 31, Year ended December 31, Year ended December 31, Year ended December 31,
                              ---------------------   ----------------------  ----------------------  ----------------------
                                 2005         2004       2005        2004        2005        2004       2005        2004
                              ----------   ---------  ---------   ---------   ---------   ---------    -------     -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (30,956)    (26,207)   (40,737)    (22,068)    (15,091)    (13,348)   14,176       3,815
   Net realized gain
     (loss) on
     investments.............     51,002      28,143     44,932      21,920      14,964       9,668       377        (670)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     44,562     139,073    193,428     216,248      35,211      46,706   (14,665)      8,475
   Capital gain
     distribution............         --          --         --          --          --          --     1,123          --
                              ----------   ---------  ---------   ---------   ---------   ---------    -------     -------
       Increase
         (decrease) in
         net assets from
         operations..........     64,608     141,009    197,623     216,100      35,084      43,026     1,011      11,620
                              ----------   ---------  ---------   ---------   ---------   ---------    -------     -------
From capital
  transactions:
   Net premiums..............    328,007     403,542    656,303     457,569      61,833     238,143   148,717      73,521
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........     (6,896)    (33,873)    (7,219)    (21,659)        (40)         --        --          --
     Surrenders..............    (87,169)    (44,760)  (117,801)    (92,410)    (26,362)    (74,823)  (11,343)     (1,728)
     Administrative
       expenses (note 4a)....       (796)       (293)    (1,627)       (531)       (496)       (268)     (158)        (31)
     Transfers (to) from
       the Guarantee
       Account...............    107,261     155,494    144,280     714,075      30,231      98,880   148,384      58,890
     Transfers (to) from
       other subaccounts.....    (88,320)     86,682    277,697     182,140     (77,285)    (23,840)   41,177       3,559
                              ----------   ---------  ---------   ---------   ---------   ---------    -------     -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    252,087     566,792    951,633   1,239,184     (12,119)    238,092   326,777     134,211
                              ----------   ---------  ---------   ---------   ---------   ---------    -------     -------
Increase (decrease) in
  net assets.................    316,695     707,801  1,149,256   1,455,284      22,965     281,118   327,788     145,831
Net assets at beginning
  of year....................  2,076,786   1,368,985  2,680,194   1,224,910   1,000,002     718,884   235,799      89,968
                              ----------   ---------  ---------   ---------   ---------   ---------    -------     -------
Net assets at end of year.... $2,393,481   2,076,786  3,829,450   2,680,194   1,022,967   1,000,002   563,587     235,799
                              ==========   =========  =========   =========   =========   =========    =======     =======
Change in units (note 5):
   Units purchased...........     79,363     118,344    141,778     176,562      13,956      48,918    30,327      13,738
   Units redeemed............    (48,394)    (49,367)   (38,704)    (39,969)    (14,935)    (20,618)   (2,541)     (1,820)
                              ----------   ---------  ---------   ---------   ---------   ---------    -------     -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     30,969      68,977    103,074     136,593        (979)     28,300    27,786      11,918
                              ==========   =========  =========   =========   =========   =========    =======     =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              MFS(R) Variable Insurance Trust (continued)           Nations Separate Account Trust
                              ----------------------------------------------  --------------------------------------------------
                                  MFS(R) Total
                                Return Series --   MFS(R) Utilities Series --    Nations Marsico    Nations Marsico International
                              Service Class Shares  Service Class Shares        Growth Portfolio    Opportunities Portfolio
                              -------------------  -------------------------  --------------------  ----------------------------
                                   Year ended           Year ended                 Year ended            Year ended
                                  December 31,         December 31,               December 31,          December 31,
                              -------------------  -------------------------  --------------------  ----------------------------
                                 2005       2004      2005          2004         2005       2004       2005           2004
                              ----------  -------   ---------     ---------   ---------  ---------    ---------      ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (1,281)  (2,401)   (17,616)       (3,740)     (39,069)   (17,951)   (13,953)       (12,946)
   Net realized gain
     (loss) on
     investments.............      6,886    3,038     81,882        39,633       50,070      6,038     71,147         17,779
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (18,026)  49,460    151,152       214,126      183,571    192,671    507,674        223,531
   Capital gain
     distribution............     27,181       --         --            --           --         --     35,605          3,394
                              ----------  -------   ---------     ---------   ---------  ---------    ---------      ---------
       Increase
         (decrease) in
         net assets from
         operations..........     14,760   50,097    215,418       250,019      194,572    180,758    600,473        231,758
                              ----------  -------   ---------     ---------   ---------  ---------    ---------      ---------
From capital
  transactions:
   Net premiums..............  2,908,623  337,580    337,105       278,583    1,138,270    757,489  1,010,347        798,109
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........         --       --         --        (6,584)     (33,968)        --    (26,526)            --
     Surrenders..............    (42,676)  (7,867)   (78,069)      (31,584)     (53,401)   (42,605)   (65,563)       (38,731)
     Administrative
       expenses (note 4a)....       (577)     (21)      (596)         (266)        (795)      (126)    (1,320)           (94)
     Transfers (to) from
       the Guarantee
       Account...............    281,846   90,354    154,853        55,113      101,170    144,500    136,006        137,491
     Transfers (to) from
       other subaccounts.....    130,735   (6,424)   126,852       106,116      172,920    177,342     21,031        373,566
                              ----------  -------   ---------     ---------   ---------  ---------    ---------      ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  3,277,951  413,622    540,145       401,378    1,324,196  1,036,600  1,073,975      1,270,341
                              ----------  -------   ---------     ---------   ---------  ---------    ---------      ---------
Increase (decrease) in
  net assets.................  3,292,711  463,719    755,563       651,397    1,518,768  1,217,358  1,674,448      1,502,099
Net assets at beginning
  of year....................    668,111  204,392  1,254,012       602,615    1,822,415    605,057  2,229,941        727,842
                              ----------  -------   ---------     ---------   ---------  ---------    ---------      ---------
Net assets at end of year.... $3,960,822  668,111  2,009,575     1,254,012    3,341,183  1,822,415  3,904,389      2,229,941
                              ==========  =======   =========     =========   =========  =========    =========      =========
Change in units (note 5):
   Units purchased...........    342,652   43,376     67,297        57,011      132,784     97,518    111,781        112,012
   Units redeemed............    (31,829)  (7,815)   (26,862)      (20,278)     (31,691)   (11,349)   (39,255)       (19,248)
                              ----------  -------   ---------     ---------   ---------  ---------    ---------      ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    310,823   35,561     40,435        36,733      101,093     86,169     72,526         92,764
                              ==========  =======   =========     =========   =========  =========    =========      =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                Old Mutual Insurance Company, Inc.       Oppenheimer Variable Account Funds
                              ---------------------------------------   -----------------------------------------
                                                                            Oppenheimer     Oppenheimer Aggressive
                              Old Mutual Growth II Old Mutual Large Cap  Aggressive Growth  Growth Fund/VA --
                                   Portfolio        Growth Portfolio          Fund/VA        Service Shares
                              ------------------   -------------------  ------------------  ---------------------
                                  Year ended           Year ended           Year ended         Year ended
                                 December 31,         December 31,         December 31,       December 31,
                              ------------------   -------------------  ------------------  ---------------------
                                2005       2004      2005       2004      2005      2004      2005        2004
                              --------   --------  --------   -------   --------  --------   -------     -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (3,860)    (4,171)   (8,431)   (9,753)   (12,256)  (12,829)  (3,578)     (2,291)
   Net realized gain
     (loss) on
     investments.............  (56,528)  (103,440)  (67,817)  (49,295)  (132,590) (107,777)   1,059        (676)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   85,541    123,521    89,053   107,379    231,219   271,376   27,029      27,960
   Capital gain
     distribution............       --         --        --        --         --        --       --          --
                              --------   --------  --------   -------   --------  --------   -------     -------
       Increase
         (decrease) in
         net assets from
         operations..........   25,153     15,910    12,805    48,331     86,373   150,770   24,510      24,993
                              --------   --------  --------   -------   --------  --------   -------     -------
From capital
  transactions:
   Net premiums..............       --         25        --        38     14,667    25,753   23,287      59,501
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........       --    (45,354)  (95,172)       --   (114,208)       68       --          --
     Surrenders..............  (46,156)   (19,958)  (38,958)  (34,488)  (118,139)  (89,047)  (1,890)     (4,444)
     Administrative
       expenses (note 4a)....     (421)      (433)     (526)     (580)    (1,001)   (1,001)    (110)        (48)
     Transfers (to) from
       the Guarantee
       Account...............      295      1,635       938    (4,243)   (11,980)  (26,446)  23,506      18,708
     Transfers (to) from
       other subaccounts.....        5      2,895    (8,631)  (19,485)    (3,876)   19,964   11,753       1,905
                              --------   --------  --------   -------   --------  --------   -------     -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (46,277)   (61,190) (142,349)  (58,758)  (234,537)  (70,709)  56,546      75,622
                              --------   --------  --------   -------   --------  --------   -------     -------
Increase (decrease) in
  net assets.................  (21,124)   (45,280) (129,544)  (10,427)  (148,164)   80,061   81,056     100,615
Net assets at beginning
  of year....................  293,338    338,618   703,080   713,507    966,789   886,728  191,809      91,194
                              --------   --------  --------   -------   --------  --------   -------     -------
Net assets at end of year.... $272,214    293,338   573,536   703,080    818,625   966,789  272,865     191,809
                              ========   ========  ========   =======   ========  ========   =======     =======
Change in units (note 5):
   Units purchased...........      592      2,420     1,743     2,980      2,752     5,800    4,565       7,447
   Units redeemed............   (5,892)    (9,745)  (14,469)   (8,460)   (23,429)  (13,152)    (622)     (1,200)
                              --------   --------  --------   -------   --------  --------   -------     -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (5,300)    (7,325)  (12,726)   (5,480)   (20,677)   (7,352)   3,943       6,247
                              ========   ========  ========   =======   ========  ========   =======     =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                   Oppenheimer Variable Account Funds (continued)
                              -------------------------------------------------------------------------------------------
                                                                                                    Oppenheimer Capital
                              Oppenheimer Balanced   Oppenheimer Balanced     Oppenheimer Capital  Appreciation Fund/VA --
                                   Fund/VA         Fund/VA -- Service Shares Appreciation Fund/VA     Service Shares
                              -------------------  ------------------------  --------------------  ----------------------
                                                                Period from
                                  Year ended                     April 30,        Year ended            Year ended
                                 December 31,       Year ended    2004 to        December 31,          December 31,
                              -------------------  December 31, December 31, --------------------  ----------------------
                                2005       2004        2005         2004        2005       2004       2005        2004
                              --------   -------   ------------ ------------ ---------  ---------  ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  3,066    (3,156)      (3,205)       (828)      (5,805)   (15,272)   (38,948)    (34,574)
   Net realized gain
     (loss) on
     investments.............    5,378     3,185        1,790         789       (7,043)   (78,149)    48,370      13,950
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (18,442)   72,096        6,025      12,901       55,214    151,919    157,176     212,854
   Capital gain
     distribution............   31,975        --       14,858          --           --         --         --          --
                              --------   -------    ---------     -------    ---------  ---------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........   21,977    72,125       19,468      12,862       42,366     58,498    166,598     192,230
                              --------   -------    ---------     -------    ---------  ---------  ---------   ---------
From capital
  transactions:
   Net premiums..............    1,372       280      596,772     116,065          699        334    777,680   1,182,087
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........       --       160           --          --           --     (7,056)        --     (10,445)
     Surrenders..............  (43,967)  (48,660)     (19,249)         --      (59,678)  (355,215)  (158,061)    (88,109)
     Administrative
       expenses (note 4a)....     (535)     (513)        (178)         --       (1,287)    (1,351)    (3,013)       (386)
     Transfers (to) from
       the Guarantee
       Account...............   12,914     8,009      282,079      74,102          849     80,484    314,606   1,309,411
     Transfers (to) from
       other subaccounts.....     (117)    7,132      165,437      28,759      (37,085)    23,977    (57,479)    334,935
                              --------   -------    ---------     -------    ---------  ---------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (30,333)  (33,592)   1,024,861     218,926      (96,502)  (258,827)   873,733   2,727,493
                              --------   -------    ---------     -------    ---------  ---------  ---------   ---------
Increase (decrease) in
  net assets.................   (8,356)   38,533    1,044,329     231,788      (54,136)  (200,329) 1,040,331   2,919,723
Net assets at beginning
  of year....................  902,959   864,426      231,788          --    1,253,868  1,454,197  3,891,639     971,916
                              --------   -------    ---------     -------    ---------  ---------  ---------   ---------
Net assets at end of year.... $894,603   902,959    1,276,117     231,788    1,199,732  1,253,868  4,931,970   3,891,639
                              ========   =======    =========     =======    =========  =========  =========   =========
Change in units (note 5):
   Units purchased...........    1,612     2,868      104,628      23,505        4,426     25,424    128,087     239,236
   Units redeemed............   (3,780)   (5,447)      (9,197)     (2,323)     (12,330)   (48,425)   (61,135)    (21,697)
                              --------   -------    ---------     -------    ---------  ---------  ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (2,168)   (2,579)      95,431      21,182       (7,904)   (23,001)    66,952     217,539
                              ========   =======    =========     =======    =========  =========  =========   =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                      Oppenheimer Variable Account Funds (continued)
                              --------------------------------------------------------------
                                                          Oppenheimer
                                   Oppenheimer         Global Securities      Oppenheimer
                                    Core Bond             Fund/VA --          High Income
                                     Fund/VA            Service Shares          Fund/VA
                              ---------------------  --------------------  -----------------
                                    Year ended            Year ended           Year ended
                                   December 31,          December 31,         December 31,
                              ---------------------  --------------------  -----------------
                                 2005        2004       2005       2004      2005     2004
                              ----------  ---------  ---------  ---------  -------  --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   70,119     65,234    (34,374)   (14,221)  29,872    32,689
   Net realized gain
     (loss) on
     investments.............      2,267      7,564    154,231     68,088   (2,166)   (3,291)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (52,051)     3,840    455,006    399,523  (24,082)   12,826
   Capital gain
     distribution............         --         --         --         --       --        --
                              ----------  ---------  ---------  ---------  -------  --------
       Increase
         (decrease) in
         net assets from
         operations..........     20,335     76,638    574,863    453,390    3,624    42,224
                              ----------  ---------  ---------  ---------  -------  --------
From capital
  transactions:
   Net premiums..............        400         --  1,137,237    662,749      230     1,305
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance
     Company of New York:
     Death benefits..........     (3,010)    (1,495)    (9,032)    (6,174)  (2,753)   (3,424)
     Surrenders..............   (166,890)  (133,400)  (172,241)   (83,267) (65,433)  (39,101)
     Administrative
       expenses (note 4a)....     (1,310)    (1,524)    (1,707)      (732)    (328)     (403)
     Transfers (to) from
       the Guarantee
       Account...............        745    (37,317)   298,798    378,277  (16,034)  (35,603)
     Transfers (to) from
       other subaccounts.....   (139,850)   (52,211)   353,438     54,414   (1,290)  (28,225)
                              ----------  ---------  ---------  ---------  -------  --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (309,915)  (225,947) 1,606,493  1,005,267  (85,608) (105,451)
                              ----------  ---------  ---------  ---------  -------  --------
Increase (decrease) in
  net assets.................   (289,580)  (149,309) 2,181,356  1,458,657  (81,984)  (63,227)
Net assets at beginning
  of year....................  1,922,635  2,071,944  3,373,213  1,914,556  605,301   668,528
                              ----------  ---------  ---------  ---------  -------  --------
Net assets at end of year.... $1,633,055  1,922,635  5,554,569  3,373,213  523,317   605,301
                              ==========  =========  =========  =========  =======  ========
Change in units (note 5):
   Units purchased...........      5,374      8,958    193,242    129,747    3,550     3,068
   Units redeemed............    (29,149)   (26,825)   (63,446)   (35,554) (10,950)  (12,723)
                              ----------  ---------  ---------  ---------  -------  --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (23,775)   (17,867)   129,796     94,193   (7,400)   (9,655)
                              ==========  =========  =========  =========  =======  ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Oppenheimer Variable Account Funds (continued) PIMCO Variable Insurance Trust
                              -------------------------------------------    ----------------------------------
                                                            Oppenheimer                   Foreign Bond Portfolio
                                   Oppenheimer              Main Street       All Asset     (U.S. Dollar
                                   Main Street               Small Cap       Portfolio --    Hedged) --
                                    Fund/VA --              Fund/VA --         Advisor      Administrative
                                  Service Shares          Service Shares     Class Shares   Class Shares
                              ---------------------    --------------------  ------------ ---------------------
                                                                             Period from
                                    Year ended              Year ended        April 29,      Year ended
                                   December 31,            December 31,        2005 to      December 31,
                              ---------------------    --------------------  December 31, ---------------------
                                 2005          2004       2005       2004        2005       2005        2004
                              ----------    ---------  ---------  ---------  ------------  -------     -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (33,651)     (64,409)   (55,468)   (31,883)    12,789      2,492       2,049
   Net realized gain
     (loss) on
     investments.............    186,729      142,048     86,172     31,810        144        299         505
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    168,578      420,295    194,766    402,160     (3,129)     2,312         259
   Capital gain
     distribution............         --           --     83,506         --      1,277         --       1,325
                              ----------    ---------  ---------  ---------    -------     -------     -------
       Increase
         (decrease) in
         net assets from
         operations..........    321,656      497,934    308,976    402,087     11,081      5,103       4,138
                              ----------    ---------  ---------  ---------    -------     -------     -------
From capital
  transactions:
   Net premiums..............    832,432    1,494,748  1,099,571    934,220    600,144        253       9,275
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........         --      (97,100)        --         --         --         --          --
     Surrenders..............   (458,360)    (397,189)  (141,678)   (44,665)    (1,216)    (3,821)     (7,759)
     Administrative
       expenses (note 4a)....     (3,557)      (1,778)    (1,386)      (301)        (9)       (28)        (29)
     Transfers (to) from
       the Guarantee
       Account...............    277,613      517,229    220,993    352,229      8,787      9,279      24,457
     Transfers (to) from
       other subaccounts.....   (281,531)    (204,107)   173,073     79,932     63,219      5,839     (70,060)
                              ----------    ---------  ---------  ---------    -------     -------     -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    366,597    1,311,803  1,350,573  1,321,415    670,925     11,522     (44,116)
                              ----------    ---------  ---------  ---------    -------     -------     -------
Increase (decrease) in
  net assets.................    688,253    1,809,737  1,659,549  1,723,502    682,006     16,625     (39,978)
Net assets at beginning
  of year....................  7,646,651    5,836,914  2,958,483  1,234,981         --    137,631     177,609
                              ----------    ---------  ---------  ---------    -------     -------     -------
Net assets at end of year.... $8,334,904    7,646,651  4,618,032  2,958,483    682,006    154,256     137,631
                              ==========    =========  =========  =========    =======     =======     =======
Change in units (note 5):
   Units purchased...........    169,057      282,297    119,789    113,799     66,453      1,650       5,777
   Units redeemed............   (131,718)    (148,962)   (33,405)   (15,867)      (947)      (608)     (9,990)
                              ----------    ---------  ---------  ---------    -------     -------     -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     37,339      133,335     86,384     97,932     65,506      1,042      (4,213)
                              ==========    =========  =========  =========    =======     =======     =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                 PIMCO Variable Insurance Trust (continued)
                              -----------------------------------------------------------------------------------------
                                                             Long-Term U.S.       Low Duration
                                                          Government Portfolio -- Portfolio -- Total Return Portfolio --
                              High Yield Portfolio --     Administrative Class      Advisor     Administrative Class
                              Administrative Class Shares        Shares           Class Shares         Shares
                              --------------------------  ----------------------  ------------ ------------------------
                                                                                  Period from
                                    Year ended                 Year ended          April 29,
                                   December 31,               December 31,          2005 to    Year ended December 31,
                              --------------------------  ----------------------  December 31, ------------------------
                                 2005           2004         2005        2004         2005        2005         2004
                               ----------     ---------   ---------   ---------   ------------ ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  221,439       169,399      237,056     166,767       5,782       607,862      154,312
   Net realized gain
     (loss) on
     investments.............     29,541        20,047       25,550     (11,812)        (66)       36,704       60,109
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (134,012)       69,771     (180,693)     69,067      (3,822)     (582,637)      96,205
   Capital gain
     distribution............         --            --      167,131     104,451         921       159,109      155,084
                               ----------     ---------   ---------   ---------     -------    ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........    116,968       259,217      249,044     328,473       2,815       221,038      465,710
                               ----------     ---------   ---------   ---------     -------    ----------   ----------
From capital
  transactions:
   Net premiums..............    774,660     1,363,673    1,031,746   1,559,217     577,214     4,497,858    5,801,664
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........    (56,215)      (35,554)     (26,442)    (23,903)         --       (66,542)    (144,078)
     Surrenders..............   (210,796)     (166,174)    (502,583)   (436,242)     (2,874)   (1,153,447)  (1,092,073)
     Administrative
       expenses (note 4a)....     (1,738)         (934)      (3,489)     (1,227)         --       (11,925)      (2,375)
     Transfers (to) from
       the Guarantee
       Account...............    183,502       416,144    1,156,908     801,546      55,219       396,837    1,452,714
     Transfers (to) from
       other subaccounts.....     70,337      (288,866)    (258,250)   (539,476)     74,473      (482,156)     114,033
                               ----------     ---------   ---------   ---------     -------    ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    759,750     1,288,289    1,397,890   1,359,915     704,032     3,180,625    6,129,885
                               ----------     ---------   ---------   ---------     -------    ----------   ----------
Increase (decrease) in
  net assets.................    876,718     1,547,506    1,646,934   1,688,388     706,847     3,401,663    6,595,595
Net assets at beginning
  of year....................  3,875,045     2,327,539    6,959,288   5,270,900          --    18,207,512   11,611,917
                               ----------     ---------   ---------   ---------     -------    ----------   ----------
Net assets at end of year.... $4,751,763     3,875,045    8,606,222   6,959,288     706,847    21,609,175   18,207,512
                               ==========     =========   =========   =========     =======    ==========   ==========
Change in units (note 5):
   Units purchased...........    127,060       190,463      232,408     236,411      72,345       593,427      775,184
   Units redeemed............    (66,119)      (81,039)    (122,734)   (129,335)     (1,545)     (317,458)    (251,281)
                               ----------     ---------   ---------   ---------     -------    ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     60,941       109,424      109,674     107,076      70,800       275,969      523,903
                               ==========     =========   =========   =========     =======    ==========   ==========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                     The Prudential Series Fund, Inc.        Rydex Variable Trust
                              ---------------------------------------------  -------------------
                               Jennison 20/20                     Natural
                                   Focus           Jennison      Resources
                                Portfolio --     Portfolio --   Portfolio --        OTC
                                  Class II     Class II Shares    Class II         Fund
                              ---------------  ---------------  ------------ -------------------
                                                                Period from
                                 Year ended       Year ended     April 29,      Year ended
                                December 31,     December 31,     2005 to      December 31,
                              ---------------  ---------------  December 31, -------------------
                                2005    2004     2005    2004       2005       2005       2004
                              -------  ------  -------  ------  ------------  -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (642)   (159)    (750) (1,152)      (882)   (14,778)    (7,935)
   Net realized gain
     (loss) on
     investments.............     348      26    4,563     155      6,283      2,525     38,663
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   8,270   1,448   (4,974)  6,334     25,558      5,484     39,939
   Capital gain
     distribution............      --      --       --      --         --         --         --
                              -------  ------  -------  ------    -------     -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........   7,976   1,315   (1,161)  5,337     30,959     (6,769)    70,667
                              -------  ------  -------  ------    -------     -------   -------
From capital
  transactions:
   Net premiums..............  30,493  14,501    8,775  10,209    239,186     24,854     24,719
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........      --      --       --      --         --         --         --
     Surrenders..............    (248)     --     (819)     --         --    (18,826)   (51,585)
     Administrative
       expenses (note 4a)....     (12)     --      (17)     --         --       (135)       (94)
     Transfers (to) from
       the Guarantee
       Account...............      (1)    359  (54,590)   (211)    15,549     23,212     65,080
     Transfers (to) from
       other subaccounts.....  23,949    (545)  28,912      78     25,680    (33,300)   426,311
                              -------  ------  -------  ------    -------     -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  54,181  14,315  (17,739) 10,076    280,415     (4,195)   464,431
                              -------  ------  -------  ------    -------     -------   -------
Increase (decrease) in
  net assets.................  62,157  15,630  (18,900) 15,413    311,374    (10,964)   535,098
Net assets at beginning
  of year....................  15,630      --   79,511  64,098         --    957,577    422,479
                              -------  ------  -------  ------    -------     -------   -------
Net assets at end of year.... $77,787  15,630   60,611  79,511    311,374    946,613    957,577
                              =======  ======  =======  ======    =======     =======   =======
Change in units (note 5):
   Units purchased...........   3,660   1,179    2,880     872     24,657      6,899    150,974
   Units redeemed............    (117)    (42)  (4,732)    (53)    (3,697)    (7,869)   (96,575)
                              -------  ------  -------  ------    -------     -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   3,543   1,137   (1,852)    819     20,960       (970)    54,399
                              =======  ======  =======  ======    =======     =======   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                      Salomon Brothers Variable Series Funds Inc
                              ------------------------------------------------------------------------------------------------
                                                                                                               Salomon Brothers
                               Salomon Brothers  Salomon Brothers   Salomon Brothers     Salomon Brothers       Variable Total
                               Variable All Cap  Variable Investors Variable Strategic   Variable Total Return  Return Fund --
                               Fund -- Class II   Fund -- Class I   Bond Fund -- Class I  Fund -- Class I          Class II
                              -----------------  ----------------   -------------------  --------------------  -----------------
                                  Year ended        Year ended         Year ended           Year ended            Period from
                                 December 31,      December 31,       December 31,         December 31,        April 29, 2005 to
                              -----------------  ----------------   -------------------  --------------------    December 31,
                                2005      2004     2005      2004     2005       2004      2005       2004           2005
                              --------  -------  -------   -------   -------   -------    -------    -------   -----------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (3,102)  (2,441)    (417)       43   15,075      9,709     1,134        970            857
   Net realized gain
     (loss) on
     investments.............      271    2,514      737       619       72        751       189        197            (60)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   15,168   14,875    9,869    17,270  (16,596)      (238)      723      5,723            771
   Capital gain
     distribution............      336       --       --        --    4,707      5,050       779      2,214            191
                              --------  -------  -------   -------   -------   -------    -------    -------        ------
       Increase
         (decrease) in
         net assets from
         operations..........   12,673   14,948   10,189    17,932    3,258     15,272     2,825      9,104          1,759
                              --------  -------  -------   -------   -------   -------    -------    -------        ------
From capital
  transactions:
   Net premiums..............  101,338  137,955       --        --       --         --     9,300      9,000         63,126
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........       --       --       --        --       --         --        --         --             --
     Surrenders..............       --  (20,581)  (8,889)  (11,661)  (7,289)   (13,129)     (610)    (1,573)            --
     Administrative
       expenses (note 4a)....     (272)     (40)    (141)     (139)    (164)      (134)      (47)       (50)            --
     Transfers (to) from
       the Guarantee
       Account...............    9,041   64,233      (11)   (1,377)     (28)   (11,768)       (1)       (16)           (25)
     Transfers (to) from
       other subaccounts.....   54,849   64,025      598     5,829   24,053    (53,953)      227      1,000           (687)
                              --------  -------  -------   -------   -------   -------    -------    -------        ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  164,956  245,592   (8,443)   (7,348)  16,572    (78,984)    8,869      8,361         62,414
                              --------  -------  -------   -------   -------   -------    -------    -------        ------
Increase (decrease) in
  net assets.................  177,629  260,540    1,746    10,584   19,830    (63,712)   11,694     17,465         64,173
Net assets at beginning
  of year....................  298,888   38,348  215,196   204,612  300,256    363,968   138,774    121,309             --
                              --------  -------  -------   -------   -------   -------    -------    -------        ------
Net assets at end of year.... $476,517  298,888  216,942   215,196  320,086    300,256   150,468    138,774         64,173
                              ========  =======  =======   =======   =======   =======    =======    =======        ======
Change in units (note 5):
   Units purchased...........   14,658   23,588       53       893    1,998      1,016       808        878          7,249
   Units redeemed............     (876)  (3,690)    (769)   (1,518)    (821)    (6,888)      (60)      (145)          (936)
                              --------  -------  -------   -------   -------   -------    -------    -------        ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   13,782   19,898     (716)     (625)   1,177     (5,872)      748        733          6,313
                              ========  =======  =======   =======   =======   =======    =======    =======        ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                            Scudder Variable Series II
                              -----------------------------------------------------
                                                   SVS Dreman High  SVS Dreman Small
                              Scudder Technology    Return Equity       Cap Value
                              Growth Portfolio --   Portfolio --      Portfolio --
                                Class B Shares     Class B Shares    Class B Shares
                              -----------------   ----------------  ----------------
                                  Year ended         Year ended        Year ended
                                 December 31,       December 31,      December 31,
                              -----------------   ----------------  ----------------
                                2005       2004     2005     2004     2005     2004
                              --------   -------  -------  -------  -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (2,121)   (1,274)  (1,409)  (1,778)  (5,492)  (2,477)
   Net realized gain
     (loss) on
     investments.............    2,377     1,323    7,148   12,725   14,931    4,686
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    5,408     5,782   23,204   35,042   (5,942)  47,530
   Capital gain
     distribution............       --        --       --       --   30,791       --
                              --------   -------  -------  -------  -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........    5,664     5,831   28,943   45,989   34,288   49,739
                              --------   -------  -------  -------  -------  -------
From capital
  transactions:
   Net premiums..............   98,236    13,853   80,558  114,966  178,357  154,669
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........       --        --       --       --       --       --
     Surrenders..............     (151)   (5,762) (15,814)  (7,345) (20,801)  (2,867)
     Administrative
       expenses (note 4a)....      (36)       (6)    (154)     (28)    (221)     (45)
     Transfers (to) from
       the Guarantee
       Account...............      613     4,140   33,111   32,214   51,283   67,482
     Transfers (to) from
       other subaccounts.....  (39,660)   38,967    6,870    3,792  (50,019)  26,490
                              --------   -------  -------  -------  -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   59,002    51,192  104,571  143,599  158,599  245,729
                              --------   -------  -------  -------  -------  -------
Increase (decrease) in
  net assets.................   64,666    57,023  133,514  189,588  192,887  295,468
Net assets at beginning
  of year....................  112,232    55,209  465,897  276,309  346,638   51,170
                              --------   -------  -------  -------  -------  -------
Net assets at end of year.... $176,898   112,232  599,411  465,897  539,525  346,638
                              ========   =======  =======  =======  =======  =======
Change in units (note 5):
   Units purchased...........    7,780     5,168    9,757   20,936   17,404   19,272
   Units redeemed............   (3,643)   (1,345)  (2,554)  (9,647)  (8,191)  (2,145)
                              --------   -------  -------  -------  -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    4,137     3,823    7,203   11,289    9,213   17,127
                              ========   =======  =======  =======  =======  =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                  Van Kampen Life Investment Trust
                              ---------------------------------------
                                                         Emerging
                                                          Growth
                              Comstock Portfolio --    Portfolio --
                                 Class II Shares      Class II Shares
                              ---------------------  ----------------
                                    Year ended          Year ended
                                   December 31,        December 31,
                              ---------------------  ----------------
                                 2005        2004      2005     2004
                              ----------  ---------  -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (20,305)   (10,731)  (2,728)  (1,911)
   Net realized gain
     (loss) on
     investments.............     38,722     14,473    1,696    1,260
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      2,442    170,073   11,371    7,091
   Capital gain
     distribution............     59,617         --       --       --
                              ----------  ---------  -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........     80,476    173,815   10,339    6,440
                              ----------  ---------  -------  -------
From capital
  transactions:
   Net premiums..............  1,272,413    675,033   28,912   39,945
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........    (39,924)   (23,848)      --       --
     Surrenders..............   (188,647)   (40,300)  (1,921)  (2,115)
     Administrative
       expenses (note 4a)....       (758)      (296)     (81)     (52)
     Transfers (to) from
       the Guarantee
       Account...............    336,890    266,029    5,521   29,264
     Transfers (to) from
       other subaccounts.....    268,748     84,585     (855)   1,475
                              ----------  ---------  -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  1,648,722    961,203   31,576   68,517
                              ----------  ---------  -------  -------
Increase (decrease) in
  net assets.................  1,729,198  1,135,018   41,915   74,957
Net assets at beginning
  of year....................  1,632,581    497,563  157,398   82,441
                              ----------  ---------  -------  -------
Net assets at end of year.... $3,361,779  1,632,581  199,313  157,398
                              ==========  =========  =======  =======
Change in units (note 5):
   Units purchased...........    185,601     99,979    5,161   10,546
   Units redeemed............    (48,661)   (11,999)  (1,769)  (2,950)
                              ----------  ---------  -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    136,940     87,980    3,392    7,596
                              ==========  =========  =======  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2005

(1)Description of Entity

   On January 1, 2006, GE Capital Life Assurance Company of New York changed its name to Genworth Life Insurance Company of New York (hereinafter referred to as Genworth Life of New York) and GE Capital Life Separate Account II changed its name to Genworth Life of New York VA Separate Account 1 (hereinafter referred to as the Separate Account). The Separate Account is a separate investment account established on April 1, 1996 by Genworth Life of New York pursuant to the laws of the State of New York. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts and other portfolios. Genworth Life of New York uses the Separate Account to support flexible premium variable deferred annuity contracts issued by Genworth Life of New York, as well as other purposes permitted by law.

   Currently there are multiple Subaccounts for the Separate Account available under each contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund), of the Fund (any open-end management investment company or any unit investment trust in which a Subaccount invests).

   The assets of the Separate Account belong to Genworth Life of New York. However, Genworth Life of New York does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business, which Genworth Life of New York may conduct. The assets of the Separate Account will, however, be available to cover the liabilities for Genworth Life of New York's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business conducted.

   The Separate Account has been registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for all amounts allocated to the Separate Account.

   Effective April 29, 2005, the following portfolios were added to the Separate Account.

          American Century Variable Portfolios II, Inc. -- VP
            Inflation Protection Fund -- Class II
          FAM Variable Series Fund, Inc. -- Mercury Global Allocation
            V.I. Fund -- Class III Shares
          Franklin Templeton Variable Insurance Products
            Trust -- Franklin Income Securities Fund -- Class 2 Shares
          PIMCO Variable Insurance Trust -- All Asset
            Portfolio -- Advisor Class Shares
          PIMCO Variable Insurance Trust -- Low Duration
            Portfolio -- Advisor Class Shares
          The Prudential Series Fund, Inc. -- Natural Resources
            Portfolio -- Class II
          Salomon Brothers Variable Series Funds Inc -- Salomon
            Brothers Variable Total Return Fund -- Class II

   Effective April 30, 2004, the following Portfolios were added to the Separate Account:

          Evergreen Variable Annuity Trust -- Evergreen VA Omega
            Fund -- Class 2
          Fidelity Variable Insurance Products Fund -- VIP Asset
            Manager/SM/ Portfolio -- Service Class 2
          Fidelity Variable Insurance Products Fund -- VIP Value
            Strategies Portfolio -- Service Class 2
          FAM Variable Series Funds, Inc. -- Mercury Basic Value V.I.
            Fund -- Class III Shares
          FAM Variable Series Funds, Inc. -- Mercury Large Cap Growth
            V.I. Fund -- Class III Shares
          FAM Variable Series Funds, Inc. -- Mercury Value
            Opportunities V.I. Fund -- Class III Shares
          Oppenheimer Variable Account Funds -- Oppenheimer Balanced
            Fund/VA -- Service Shares

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005


   The Janus Aspen Series -- International Growth Portfolio -- Service Shares ceased accepting new purchase payments from the Separate Account effective November 15, 2004.

   Effective November 15, 2004, the AIM Variable Insurance Funds -- AIM V.I. International Growth Fund -- Series II shares and the AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein International Value Portfolio -- Class B were added to the Separate Account.

   Effective December 15, 2004, the Eaton Vance Variable Trust -- VT Income Fund of Boston was liquidated pursuant to a decision made by the portfolio's Board of Trustees.

   Effective December 15, 2004, the Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class I Shares and Franklin Templeton Variable Insurance Products Trust -- Templeton Global Income Securities Fund -- Class I Shares were added to the Separate Account.

   All designated portfolios described above are series type mutual funds.

(2)Summary of Significant Accounting Policies

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles (U.S. GAAP). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

  (b) Investments

   Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the day the request for purchase or redemption is received (Valuation Day) and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (c) Unit Class

   There are nine unit classes of Subaccounts based on the annuity contract through which the Subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure as noted in footnote 4(a) below. Form number NY1066 is no longer available for sale, although additional premium payments may still be accepted under the terms of the contract.

  (d) Federal Income Taxes

   The operations of the Separate Account are a part of, and taxed with, the operations of Genworth Life of New York. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. Genworth Life of New York is taxed as a life insurance company under the Code.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005


(3)Purchases and Sales of Investments

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2005 were:

                                                                            Cost of    Proceeds
                                                                             Shares      from
Fund/Portfolio                                                              Acquired  Shares Sold
--------------                                                             ---------- -----------
AIM Variable Insurance Funds
 AIM V.I. Aggressive Growth Fund -- Series I shares....................... $   52,372 $   51,472
 AIM V.I. Basic Value Fund -- Series II shares............................    706,137    345,340
 AIM V.I. Blue Chip Fund -- Series I shares...............................     85,686     26,578
 AIM V.I. Capital Appreciation Fund -- Series I shares....................      7,752     21,292
 AIM V.I. Growth Fund -- Series I shares..................................    150,492    113,711
 AIM V.I. International Growth Fund -- Series II shares...................    615,592    179,204
 AIM V.I. Premier Equity Fund -- Series I shares..........................     32,385    167,390
 AIM V.I. Real Estate Fund -- Series II shares............................     42,056      3,537
The Alger American Fund
 Alger American Growth Portfolio -- Class O Shares........................      8,791     96,027
 Alger American Small Capitalization Portfolio -- Class O Shares..........     48,442    167,826
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Global Technology Portfolio -- Class B.................     91,504    100,218
 AllianceBernstein Growth and Income Portfolio -- Class B.................  2,203,787  1,334,977
 AllianceBernstein International Value Portfolio -- Class B...............  1,021,314    176,894
 AllianceBernstein Large Cap Growth Portfolio -- Class B..................    802,186    288,001
 AllianceBernstein Small Cap Growth Portfolio -- Class B..................     10,652     16,499
American Century Variable Portfolios, Inc.
 VP Income & Growth Fund -- Class I.......................................    140,918      8,464
 VP International Fund -- Class I.........................................     93,514     32,791
 VP Ultra(R) Fund -- Class I..............................................    365,667     78,766
 VP Value Fund -- Class I.................................................    520,108    133,297
American Century Variable Portfolios II, Inc.
 VP Inflation Protection Fund -- Class II.................................    291,533      7,267
Dreyfus
 Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares     22,851     10,798
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares.....     59,616     30,117
 Dreyfus Variable Investment Fund -- Money Market Portfolio...............    599,986    695,126
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund.............................................  4,609,994  2,631,049
 VT Worldwide Health Sciences Fund........................................    481,052    249,778
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2.......................................     15,619         82
FAM Variable Series Fund, Inc.
 Mercury Basic Value V.I. Fund -- Class III Shares........................    210,244     15,411
 Mercury Global Allocation V.I. Fund -- Class III Shares..................    119,230     15,832
 Mercury Large Cap Growth V.I. Fund -- Class III Shares...................     19,119      1,689
 Mercury Value Opportunities V.I. Fund -- Class III Shares................    293,194     34,992
Federated Insurance Series
 Federated American Leaders Fund II -- Primary Shares.....................     24,689    112,927
 Federated Capital Income Fund II.........................................     32,818    128,876
 Federated High Income Bond Fund II -- Primary Shares.....................    153,255     97,089

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Cost of     Proceeds
                                                                 Shares       from
Fund/Portfolio                                                  Acquired   Shares Sold
--------------                                                 ----------- -----------
 Federated High Income Bond Fund II -- Service Shares......... $ 3,009,985 $  493,825
 Federated Kaufmann Fund II -- Service Shares.................   1,240,736    552,862
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class.............       9,805     26,609
 VIP Asset Manager/SM/ Portfolio -- Service Class 2...........     842,744    178,130
 VIP Contrafund(R) Portfolio -- Initial Class.................     528,589    499,036
 VIP Contrafund(R) Portfolio -- Service Class 2...............  10,642,071  1,808,628
 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2     148,240        467
 VIP Equity-Income Portfolio -- Initial Class.................     210,033    311,474
 VIP Equity-Income Portfolio -- Service Class 2...............   2,262,273  1,155,092
 VIP Growth & Income Portfolio -- Initial Class...............      43,593    172,808
 VIP Growth & Income Portfolio -- Service Class 2.............     762,122    330,482
 VIP Growth Opportunities Portfolio -- Initial Class..........      20,556     99,835
 VIP Growth Portfolio -- Initial Class........................      45,220    274,594
 VIP Growth Portfolio -- Service Class 2......................     498,096    477,531
 VIP Mid Cap Portfolio -- Service Class 2.....................   7,088,396  1,793,772
 VIP Overseas Portfolio -- Initial Class......................      55,013    152,057
 VIP Value Strategies Portfolio -- Service Class 2............     187,429     59,552
Franklin Templeton Variable Insurance Products Trust
 Templeton Global Income Securities Fund -- Class I Shares....     232,361     20,219
 Franklin Income Securities Fund -- Class 2 Shares............   4,141,391    327,042
 Franklin Large Cap Growth Securities Fund -- Class 2 Shares..     123,772     23,884
 Mutual Shares Securities Fund -- Class 2 Shares..............     146,700     70,704
 Templeton Foreign Securities Fund -- Class I Shares..........      38,037        622
 Templeton Foreign Securities Fund -- Class 2 Shares..........     653,494    485,345
 Templeton Global Asset Allocation Fund -- Class 2 Shares.....     280,976     42,854
GE Investments Funds, Inc.
 Global Income Fund...........................................       3,984    209,572
 Income Fund..................................................     687,310    722,827
 International Equity Fund....................................      49,588    115,042
 Mid-Cap Equity Fund..........................................   1,436,169    932,395
 Money Market Fund............................................   9,379,826  8,751,113
 Premier Growth Equity Fund...................................     454,349    563,064
 Real Estate Securities Fund..................................   2,016,776    825,281
 S&P 500(R) Index Fund........................................  11,037,096  5,992,598
 Small-Cap Value Equity Fund..................................   1,251,163    729,071
 Total Return Fund............................................  15,743,976  2,893,054
 U.S. Equity Fund.............................................     599,589  1,298,487
 Value Equity Fund............................................     508,743    344,257
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund.........................      36,619     28,256
 Goldman Sachs Mid Cap Value Fund.............................     703,075    317,329
Greenwich Street Series Fund
 Salomon Brothers Variable Aggressive Growth Fund -- Class II.     229,256     74,080
Janus Aspen Series
 Balanced Portfolio -- Institutional Shares...................     434,177  1,379,693
 Balanced Portfolio -- Service Shares.........................     803,403    910,226

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                             Cost of    Proceeds
                                                                              Shares      from
Fund/Portfolio                                                               Acquired  Shares Sold
--------------                                                              ---------- -----------
 Flexible Bond Portfolio -- Institutional Shares........................... $   54,379 $   58,178
 Forty Portfolio -- Institutional Shares...................................    105,887    571,282
 Forty Portfolio -- Service Shares.........................................    322,105    271,688
 Global Life Sciences Portfolio -- Service Shares..........................     11,626     17,447
 Global Technology Portfolio -- Service Shares.............................        285     19,600
 International Growth Portfolio -- Institutional Shares....................     93,462    233,576
 International Growth Portfolio -- Service Shares..........................     25,166    105,186
 Large Cap Growth Portfolio -- Institutional Shares........................     41,097    242,805
 Large Cap Growth Portfolio -- Service Shares..............................      4,100     33,975
 Mid Cap Growth Portfolio -- Institutional Shares..........................     40,668    435,563
 Mid Cap Growth Portfolio -- Service Shares................................     10,041    104,052
 Worldwide Growth Portfolio -- Institutional Shares........................     87,269    263,943
 Worldwide Growth Portfolio -- Service Shares..............................    136,395    117,962
J.P. Morgan Series Trust II
 Bond Portfolio............................................................    936,246    296,183
 International Equity Portfolio............................................    125,866     73,589
 Mid Cap Value Portfolio...................................................  1,166,199    453,903
 Small Company Portfolio...................................................    200,955     82,247
 U.S. Large Cap Core Equity Portfolio......................................     28,420     16,006
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series -- Service Class Shares..............    685,933    462,354
 MFS(R) Investors Trust Series -- Service Class Shares.....................  1,353,131    437,923
 MFS(R) New Discovery Series -- Service Class Shares.......................    126,793    152,447
 MFS(R) Strategic Income Series -- Service Class Shares....................    378,430     36,285
 MFS(R) Total Return Series -- Service Class Shares........................  3,738,579    434,841
 MFS(R) Utilities Series -- Service Class Shares...........................    908,866    384,886
Nations Separate Account Trust
 Nations Marsico Growth Portfolio..........................................  1,808,102    527,480
 Nations Marsico International Opportunities Portfolio.....................  1,744,305    653,924
Old Mutual Insurance Company, Inc.
 Old Mutual Growth II Portfolio............................................      4,996     55,134
 Old Mutual Large Cap Growth Portfolio.....................................     19,167    169,950
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA.....................................     35,610    282,308
 Oppenheimer Aggressive Growth Fund/VA -- Service Shares...................     65,722     12,440
 Oppenheimer Balanced Fund/VA..............................................     69,816     65,107
 Oppenheimer Balanced Fund/VA -- Service Shares............................  1,146,726    111,255
 Oppenheimer Capital Appreciation Fund/VA..................................     64,601    166,909
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares................  1,771,325    931,438
 Oppenheimer Core Bond Fund/VA.............................................    176,244    416,052
 Oppenheimer Global Securities Fund/VA -- Service Shares...................  2,447,544    858,694
 Oppenheimer High Income Fund/VA...........................................     79,352    135,214
 Oppenheimer Main Street Fund/VA -- Service Shares.........................  1,839,902  1,485,996
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares...............  1,993,243    620,420
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor Class Shares...............................    696,377     11,358
 Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares     23,411      9,443

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Cost of    Proceeds
                                                                      Shares      from
Fund/Portfolio                                                       Acquired  Shares Sold
--------------                                                      ---------- -----------
 High Yield Portfolio -- Administrative Class Shares............... $1,887,378 $  939,351
 Long-Term U.S. Government Portfolio -- Administrative Class Shares  3,552,558  1,754,850
 Low Duration Portfolio -- Advisor Class Shares....................    726,559     18,070
 Total Return Portfolio -- Administrative Class Shares.............  8,181,772  4,221,990
The Prudential Series Fund, Inc.
 Jennison 20/20 Focus Portfolio -- Class II........................     56,350      2,807
 Jennison Portfolio -- Class II Shares.............................     38,760     57,249
 Natural Resources Portfolio -- Class II...........................    330,083     50,535
Rydex Variable Trust
 OTC Fund..........................................................     57,843     76,674
Salomon Brothers Variable Series Funds Inc
 Salomon Brothers Variable All Cap Fund -- Class II................    178,649     15,588
 Salomon Brothers Variable Investors Fund -- Class I...............      3,179     12,039
 Salomon Brothers Variable Strategic Bond Fund -- Class I..........     52,440     16,086
 Salomon Brothers Variable Total Return Fund -- Class I............     13,524      2,741
 Salomon Brothers Variable Total Return Fund -- Class II...........     73,188      9,723
Scudder Variable Series II
 Scudder Technology Growth Portfolio -- Class B Shares.............    110,704     53,787
 SVS Dreman High Return Equity Portfolio -- Class B Shares.........    148,300     44,241
 SVS Dreman Small Cap Value Portfolio -- Class B Shares............    347,383    163,465
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares.............................  2,435,497    745,607
 Emerging Growth Portfolio -- Class II Shares......................     51,860     22,926

(4)Related Party Transactions

  (a) Genworth Life of New York

   Net premium payments transferred from Genworth Life of New York to the Separate Account represent gross premium payments recorded by Genworth Life of New York on its flexible variable deferred annuity contracts, less deductions for any applicable premium taxes.

   Contract owners (if permitted under the terms of their contract) may elect to allocate premium payments to a Guarantee Account that is part of the general account of Genworth Life of New York. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the Subaccounts of the Separate Account and in certain instances transfer amounts from the Subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risk that Genworth Life of New York assumes. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. Similarly the fees charged for the Enhanced Payment Benefit Rider Option and the Payment Protection Rider Option are assessed through the daily unit value calculation. The Optional Death Benefit Rider Option and the Annual Step-Up Death Benefit Rider Option are a percentage charge of the contract value and is taken in arrears on each contract anniversary and at the time the contract is surrendered. Other charges assessed to cover certain other administrative expenses are assessed by the redemption of units. The table below discloses the fees assessed on a daily basis through the daily net asset value. The unit type may encompass multiple contracts should those contracts assess through a combination of one or more elected rider options equal the total amount assessed on a daily basis.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005


Unit Type Total charge
--------- ------------
Type I...     1.40%
Type II..     1.45%
Type III.     1.65%
Type IV..     1.60%
Type V...     1.80%
Type VI..     1.70%
Type VII.     1.50%
Type VIII     1.85%
Type IX..     2.10%

  (b) Receivable From Affiliate

   Receivable from affiliate represents receivable from Genworth Life of New York attributable to decreases in share values between the date charges and deductions are assessed and the date corresponding shares are redeemed.

  (c) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to Genworth Life of New York.

  (d) Capital Brokerage Corporation

   Capital Brokerage Corporation (CBC), an affiliate of Genworth Life of New York, is a Washington corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the NASD, Inc. CBC serves as principal underwriter for variable annuity contracts and variable life insurance policies issued by Genworth Life of New York. Genworth Life of New York pays commissions and other marketing related expenses to CBC. Certain officers and directors of Genworth Life of New York are also officers and directors of CBC.

  (e) Bonus Credit

   For Type IV and V unit contracts, transfers from the general account for payments by Genworth Life of New York in the form of bonus credits include approximately $.6 million and $1.8 million for the periods ended December 31, 2005 and 2004.

  (f) General Electric Company

   In 2004 and until December 7, 2005, GE Investments Funds, Inc. and GE Asset Management, Incorporated were considered a related party to Genworth Life of New York since General Electric Company (the ultimate parent of GE Investments Funds, Inc. and GE Asset Management) held greater than 25% of our indirect parent Genworth Financial, Inc. (Genworth). On December 7, 2005, General Electric Company (GE) sold 38 million shares of Genworth Class A Common
Stock. As a result, GE's common stock ownership of Genworth was reduced to approximately 18%. Consequently, Genworth Life of New York and Capital Brokerage Corporation are no longer considered affiliated with GE Asset Management Incorporated and the GE Investments Funds, Inc. Subsequently on March 8, 2006, GE sold its remaining holdings of Genworth Class A Common Stock to the public. Concurrently with the sale of the remaining Genworth Class A Common Stock to the public, Genworth repurchased 15 million shares of Genworth Class B Common Stock directly from GE. At the close of business on March 8, 2006, GE no longer held any shares of Genworth common stock.

(5)Capital Transactions

   All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. Portfolio dividends or portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005


   The increase (decrease) in outstanding units and amounts by the subaccount from capital transactions for the years or lesser periods ended December 31, 2005 and 2004 are reflected in the Statements of Changes in Net Assets.

(6)Financial Highlights

   A summary by type and by Subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the years or lesser periods ended December 31, 2005, 2004, 2003, 2002 and 2001 follows. Financial highlights are only disclosed for Subaccounts and unit types that had outstanding units as of December 31/st/ of any given year and were still available to contract owners during 2005.

   Expenses as a percentage of average net assets represent the annualized contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, a charge for the bonus credit, and death benefit charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owners through the redemption of units and expenses of the underlying portfolios are excluded.

   The investment income ratio represents the ordinary dividends received by the Subaccount from the underlying portfolios, divided by average net assets.

   The total return below represents the annual total return for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return below.

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type I:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                                ------- ---------- ------ ------------ ---------- ------
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares
   2005...............................................  64,903   $10.79   $  701     1.40%       0.23%    10.47%
   2004...............................................  72,967     9.77      713     1.40%       0.00%     4.02%
   2003...............................................  91,917     9.39      863     1.40%       0.00%    33.27%
   2002...............................................  94,583     7.05      667     1.40%       0.04%   (33.93)%
   2001............................................... 116,401    10.67    1,242     1.40%       0.24%   (13.06)%
 Alger American Small Capitalization
   Portfolio -- Class O Shares
   2005...............................................  82,007     9.86      809     1.40%       0.00%    15.25%
   2004...............................................  93,792     8.56      803     1.40%       0.00%    14.94%
   2003............................................... 102,876     7.45      766     1.40%       0.00%    40.36%
   2002............................................... 112,540     5.30      596     1.40%       0.00%   (27.26)%
   2001............................................... 120,238     7.29      877     1.40%       0.05%   (30.51)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income
   Portfolio -- Class B
   2005...............................................   6,521    13.92       91     1.40%       1.24%     3.14%
   2004...............................................   6,489    13.49       88     1.40%       0.74%     9.66%
   2003...............................................   6,469    12.30       80     1.40%       0.66%    23.04%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets     Expenses as  Investment
                                                              ----------------- % of Average   Income    Total
Type I:                                                Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                               ------- ---------- ------ ------------ ---------- ------
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary Shares
   2005..............................................  56,133   $11.65   $  654     1.40%       1.54%     3.56%
   2004..............................................  63,965    11.25      719     1.40%       1.41%     8.24%
   2003..............................................  64,306    10.39      668     1.40%       1.56%    25.91%
   2002..............................................  71,618     8.25      591     1.40%       1.22%   (21.33)%
   2001..............................................  86,104    10.49      903     1.40%       1.31%    (4.06)%
 Federated Capital Income Fund II
   2005..............................................  44,491     8.48      377     1.40%       5.50%     4.80%
   2004..............................................  58,257     8.09      471     1.40%       4.40%     8.38%
   2003..............................................  59,546     7.47      445     1.40%       6.45%    18.99%
   2002..............................................  59,594     6.28      374     1.40%       5.49%   (25.01)%
   2001..............................................  66,291     8.37      555     1.40%       3.19%   (14.93)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2005..............................................  37,407    11.62      435     1.40%       8.36%     1.23%
   2004..............................................  34,885    11.48      401     1.40%       7.21%     8.91%
   2003..............................................  42,992    10.54      453     1.40%       7.69%    20.51%
   2002..............................................  39,512     8.75      346     1.40%       9.72%    (0.03)%
   2001..............................................  35,628     8.75      312     1.40%       9.99%    (0.04)%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2005..............................................  26,984    11.40      307     1.40%       2.79%     2.59%
   2004..............................................  28,918    11.11      321     1.40%       2.59%     3.99%
   2003..............................................  29,599    10.68      316     1.40%       3.81%    16.33%
   2002..............................................  36,459     9.18      335     1.40%       3.89%   (10.00)%
   2001..............................................  38,600    10.20      394     1.40%       3.28%    (5.44)%
 VIP Contrafund(R) Portfolio -- Initial Class
   2005.............................................. 216,686    15.68    3,397     1.40%       0.30%    15.31%
   2004.............................................. 211,508    13.60    2,876     1.40%       0.34%    13.86%
   2003.............................................. 230,813    11.94    2,756     1.40%       0.49%    26.67%
   2002.............................................. 266,682     9.43    2,515     1.40%       0.86%   (10.62)%
   2001.............................................. 292,608    10.55    3,087     1.40%       0.77%   (13.48)%
 VIP Equity-Income Portfolio -- Initial Class
   2005.............................................. 172,214    12.82    2,208     1.40%       2.06%     4.39%
   2004.............................................. 187,385    12.28    2,301     1.40%       1.56%     9.97%
   2003.............................................. 197,885    11.17    2,210     1.40%       1.82%    28.51%
   2002.............................................. 205,624     8.69    1,787     1.40%       1.72%   (18.11)%
   2001.............................................. 205,859    10.61    2,184     1.40%       1.20%    (6.29)%
 VIP Growth & Income Portfolio -- Initial Class
   2005..............................................  96,118    11.11    1,068     1.40%       1.52%     6.13%
   2004.............................................. 108,648    10.47    1,138     1.40%       0.90%     4.31%
   2003.............................................. 116,496    10.04    1,169     1.40%       1.18%    22.05%
   2002.............................................. 118,325     8.22      973     1.40%       1.42%   (17.78)%
   2001.............................................. 129,686    10.00    1,297     1.40%       1.06%   (10.03)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets     Expenses as  Investment
                                                              ----------------- % of Average   Income    Total
Type I:                                                Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                               ------- ---------- ------ ------------ ---------- ------
 VIP Growth Opportunities Portfolio -- Initial Class
   2005..............................................  60,379   $ 8.71   $  526     1.40%       0.93%     7.37%
   2004..............................................  69,551     8.11      564     1.40%       0.56%     5.69%
   2003..............................................  91,860     7.68      705     1.40%       0.78%    28.06%
   2002..............................................  94,861     5.99      568     1.40%       1.07%   (22.94)%
   2001.............................................. 107,227     7.78      834     1.40%       0.34%   (15.63)%
 VIP Growth Portfolio -- Initial Class
   2005.............................................. 128,725    10.35    1,332     1.40%       0.51%     4.32%
   2004.............................................. 150,434     9.92    1,492     1.40%       0.27%     1.93%
   2003.............................................. 167,788     9.73    1,633     1.40%       0.28%    30.99%
   2002.............................................. 184,088     7.43    1,368     1.40%       0.26%   (31.08)%
   2001.............................................. 220,112    10.78    2,373     1.40%       0.07%   (18.81)%
 VIP Mid Cap Portfolio -- Service Class 2
   2005..............................................  23,198    19.93      462     1.40%       0.00%    16.37%
   2004..............................................   3,384    17.13       58     1.40%       0.00%    22.91%
   2003..............................................   1,256    13.94       18     1.40%       0.21%    39.35%
 VIP Overseas Portfolio -- Initial Class
   2005..............................................  65,193    12.19      794     1.40%       1.18%    17.39%
   2004..............................................  73,980    10.38      768     1.40%       1.20%    12.04%
   2003..............................................  80,335     9.26      744     1.40%       0.82%    41.37%
   2002..............................................  79,406     6.55      520     1.40%       0.78%   (21.40)%
   2001..............................................  76,209     8.34      636     1.40%       4.17%   (22.28)%
Franklin Templeton Variable Insurance Products Trust:
 Templeton Foreign Securities Fund -- Class I Shares
   2005..............................................   3,684    11.14       41     1.40%       1.40%     8.94%
 Templeton Global Income Securities Fund -- Class I
   Shares
   2005..............................................  22,046     9.70      214     1.40%       2.36%    (4.27)%
   2004..............................................     395    10.13        4     1.40%       0.00%     1.28%
GE Investments Funds, Inc.:
 Income Fund
   2005..............................................  72,286    13.15      951     1.40%       4.97%     0.61%
   2004..............................................  81,506    13.07    1,066     1.40%       5.88%     1.97%
   2003..............................................  96,450    12.82    1,237     1.40%       6.61%     2.15%
   2002.............................................. 139,847    12.55    1,755     1.40%       3.28%     8.35%
   2001.............................................. 107,991    11.58    1,251     1.40%       7.77%     5.92%
 International Equity Fund
   2005..............................................  15,925    11.16      178     1.40%       1.03%    16.55%
   2004..............................................  22,411     9.57      215     1.40%       1.06%    14.23%
   2003..............................................  26,855     8.38      225     1.40%       0.86%    35.98%
   2002..............................................  33,523     6.16      207     1.40%       1.00%   (24.90)%
   2001..............................................  32,993     8.21      271     1.40%       1.08%   (21.97)%
 Mid-Cap Equity Fund
   2005..............................................  74,505    16.64    1,240     1.40%       2.60%    10.18%
   2004..............................................  84,088    15.11    1,270     1.40%       1.12%    14.40%
   2003..............................................  95,662    13.21    1,263     1.40%       1.57%    31.08%
   2002..............................................  82,630    10.07      832     1.40%       1.07%   (14.97)%
   2001..............................................  72,587    11.85      860     1.40%       1.14%    (1.09)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                   Net Assets     Expenses as  Investment
                                                ----------------- % of Average   Income    Total
Type I:                                  Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                 ------- ---------- ------ ------------ ---------- ------
 Money Market Fund
   2005................................ 143,884   $11.33   $1,630     1.40%       2.76%     1.37%
   2004................................ 180,625    11.18    2,019     1.40%       1.00%    (0.46)%
   2003................................ 214,660    11.23    2,410     1.40%       0.79%    (0.63)%
   2002................................ 441,788    11.30    4,992     1.40%       1.43%     0.06%
   2001................................ 551,692    11.29    6,229     1.40%       3.91%     2.51%
 Premier Growth Equity Fund
   2005................................ 139,085     9.14    1,271     1.40%       0.37%    (0.12)%
   2004................................ 181,618     9.15    1,662     1.40%       0.65%     5.53%
   2003................................ 201,303     8.67    1,745     1.40%       0.19%    27.11%
   2002................................ 228,482     6.82    1,558     1.40%       0.05%   (22.12)%
   2001................................ 217,761     8.76    1,908     1.40%       0.14%   (10.42)%
 Real Estate Securities Fund
   2005................................  33,100    24.16      800     1.40%       6.63%    10.22%
   2004................................  35,727    21.92      783     1.40%       6.94%    30.51%
   2003................................  34,654    16.79      582     1.40%       9.97%    35.46%
   2002................................  21,508    12.40      267     1.40%       3.47%    (2.73)%
   2001................................  18,334    12.74      234     1.40%       5.14%    10.27%
 S&P 500(R) Index Fund
   2005................................ 643,529    10.69    6,880     1.40%       1.73%     3.05%
   2004................................ 704,031    10.37    7,304     1.40%       2.03%     8.91%
   2003................................ 753,975     9.53    7,182     1.40%       1.60%    26.48%
   2002................................ 793,100     7.53    5,972     1.40%       1.64%   (23.45)%
   2001................................ 867,363     9.84    8,535     1.40%       1.33%   (13.50)%
 Small-Cap Value Equity Fund
   2005................................  16,793    15.74      264     1.40%       1.09%     8.00%
   2004................................  14,965    14.57      218     1.40%       5.83%    13.53%
   2003................................  18,848    12.83      242     1.40%       0.08%    28.33%
 Total Return Fund
   2005................................ 124,125    13.28    1,648     1.40%       2.28%     2.22%
   2004................................  72,701    12.99      944     1.40%       2.48%     6.67%
   2003................................  68,314    12.18      832     1.40%       1.76%    18.63%
   2002................................  77,826    10.26      798     1.40%       2.10%   (10.58)%
   2001................................  86,294    11.48      991     1.40%       4.13%    (4.26)%
 U.S. Equity Fund
   2005................................ 132,134    11.57    1,529     1.40%       1.08%     1.08%
   2004................................ 219,158    11.45    2,509     1.40%       1.35%     6.65%
   2003................................ 239,781    10.74    2,574     1.40%       0.93%    21.55%
   2002................................ 262,389     8.83    2,317     1.40%       0.88%   (20.39)%
   2001................................ 290,715    11.09    3,224     1.40%       1.09%    (9.76)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2005................................  48,438    10.72      519     1.40%       1.67%     2.48%
   2004................................  47,728    10.46      499     1.40%       1.57%    17.13%
   2003................................  50,734     8.93      453     1.40%       1.45%    22.62%
   2002................................  43,415     7.28      316     1.40%       1.41%   (12.58)%
   2001................................  49,039     8.33      408     1.40%       0.53%   (10.61)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as  Investment
                                                                ----------------- % of Average   Income    Total
Type I:                                                  Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                                 ------- ---------- ------ ------------ ---------- ------
 Goldman Sachs Mid Cap Value Fund
   2005................................................  90,393   $22.04   $1,992     1.40%       3.15%    11.25%
   2004................................................  95,801    19.81    1,898     1.40%       4.39%    24.12%
   2003................................................ 106,801    15.96    1,705     1.40%       0.91%    26.60%
   2002................................................ 111,631    12.61    1,408     1.40%       0.94%    (6.03)%
   2001................................................ 110,847    13.42    1,488     1.40%       1.14%    10.48%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2005................................................ 280,281    14.97    4,195     1.40%       2.20%     6.45%
   2004................................................ 349,565    14.06    4,916     1.40%       2.20%     7.01%
   2003................................................ 390,966    13.14    5,138     1.40%       2.19%    12.46%
   2002................................................ 436,123    11.69    5,098     1.40%       2.41%    (7.75)%
   2001................................................ 463,443    12.67    5,872     1.40%       1.39%    (6.01)%
 Flexible Bond Portfolio -- Institutional Shares
   2005................................................  27,043    13.44      363     1.40%       5.40%     0.58%
   2004................................................  29,300    13.36      391     1.40%       5.70%     2.51%
   2003................................................  32,282    13.03      421     1.40%       4.80%     4.91%
   2002................................................  34,323    12.42      426     1.40%       5.07%     8.93%
   2001................................................  19,390    11.41      221     1.40%       3.55%     6.22%
 Forty Portfolio -- Institutional Shares
   2005................................................ 253,827    15.08    3,828     1.40%       0.21%    11.27%
   2004................................................ 283,037    13.55    3,836     1.40%       0.25%    16.57%
   2003................................................ 298,587    11.63    3,472     1.40%       0.48%    18.85%
   2002................................................ 326,788     9.78    3,196     1.40%       0.56%   (16.85)%
   2001................................................ 395,372    11.77    4,654     1.40%       0.43%   (22.78)%
 International Growth Portfolio -- Institutional Shares
   2005................................................ 113,239    15.66    1,773     1.40%       1.20%    30.45%
   2004................................................ 124,062    12.00    1,489     1.40%       0.91%    17.28%
   2003................................................ 130,958    10.23    1,340     1.40%       1.23%    33.03%
   2002................................................ 138,128     7.69    1,062     1.40%       0.85%   (26.63)%
   2001................................................ 157,443    10.49    1,652     1.40%       0.32%   (24.32)%
 Large Cap Growth Portfolio -- Institutional Shares
   2005................................................ 202,244     9.88    1,999     1.40%       0.34%     2.83%
   2004................................................ 221,060     9.61    2,125     1.40%       0.14%     3.05%
   2003................................................ 239,349     9.33    2,232     1.40%       0.09%    29.89%
   2002................................................ 267,105     7.18    1,918     1.40%       0.00%   (27.54)%
   2001................................................ 320,393     9.91    3,175     1.40%       0.02%   (25.79)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2005................................................ 254,013    12.84    3,262     1.40%       0.00%    10.74%
   2004................................................ 283,191    11.60    3,284     1.40%       0.00%    19.06%
   2003................................................ 312,231     9.74    3,041     1.40%       0.00%    33.22%
   2002................................................ 322,388     7.31    2,357     1.40%       0.00%   (28.94)%
   2001................................................ 362,970    10.29    3,735     1.40%       0.00%   (40.30)%
 Worldwide Growth Portfolio -- Institutional Shares
   2005................................................ 195,583     9.90    1,937     1.40%       1.37%     4.39%
   2004................................................ 214,028     9.49    2,030     1.40%       1.02%     3.31%
   2003................................................ 224,455     9.18    2,061     1.40%       1.09%    22.26%
   2002................................................ 258,634     7.51    1,942     1.40%       0.86%   (26.54)%
   2001................................................ 307,051    10.22    3,138     1.40%       0.25%   (23.53)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets     Expenses as  Investment
                                                             ----------------- % of Average   Income    Total
Type I:                                               Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                              ------- ---------- ------ ------------ ---------- ------
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class Shares
   2005.............................................   1,879   $13.82   $   26     1.40%       0.00%     3.57%
   2004.............................................   2,756    13.34       37     1.40%       0.00%     4.72%
   2003.............................................   5,168    12.74       66     1.40%       0.00%    27.40%
Old Mutual Insurance Company, Inc.
 Old Mutual Growth II Portfolio
   2005.............................................  28,923     9.41      272     1.40%       0.00%     9.80%
   2004.............................................  34,223     8.57      293     1.40%       0.00%     5.12%
   2003.............................................  41,548     8.15      339     1.40%       0.00%    23.95%
   2002.............................................  52,036     6.58      342     1.40%       0.00%   (31.40)%
   2001.............................................  62,951     9.59      604     1.40%       0.00%   (41.31)%
 Old Mutual Large Cap Growth Portfolio
   2005.............................................  48,229    11.89      574     1.40%       0.00%     3.10%
   2004.............................................  60,955    11.53      703     1.40%       0.00%     7.42%
   2003.............................................  66,435    10.74      713     1.40%       0.00%    29.36%
   2002.............................................  73,913     8.30      613     1.40%       0.00%   (30.31)%
   2001.............................................  81,850    11.91      975     1.40%       0.00%   (29.29)%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2005.............................................  67,114    12.20      819     1.40%       0.00%    10.76%
   2004.............................................  87,791    11.01      967     1.40%       0.00%    18.10%
   2003.............................................  95,143     9.32      887     1.40%       0.00%    23.84%
   2002.............................................  95,648     7.53      720     1.40%       0.70%   (28.80)%
   2001............................................. 105,970    10.58    1,121     1.40%       0.97%   (32.24)%
 Oppenheimer Balanced Fund/VA
   2005.............................................  63,804    14.02      895     1.40%       1.75%     2.44%
   2004.............................................  65,972    13.69      903     1.40%       1.04%     8.56%
   2003.............................................  68,551    12.61      864     1.40%       3.08%    23.21%
   2002.............................................  88,780    10.23      908     1.40%       3.37%   (11.65)%
   2001.............................................  79,586    11.58      922     1.40%       2.60%     0.78%
 Oppenheimer Capital Appreciation Fund/VA
   2005.............................................  95,109    12.61    1,200     1.40%       0.92%     3.63%
   2004............................................. 103,013    12.17    1,254     1.40%       0.34%     5.44%
   2003............................................. 126,014    11.54    1,455     1.40%       0.36%    29.11%
   2002............................................. 116,440     8.94    1,041     1.40%       0.65%   (27.88)%
   2001............................................. 144,983    12.40    1,798     1.40%       0.56%   (13.81)%
 Oppenheimer Core Bond Fund/VA
   2005............................................. 124,512    13.12    1,633     1.40%       5.23%     1.16%
   2004............................................. 148,287    12.97    1,923     1.40%       4.71%     4.01%
   2003............................................. 166,154    12.47    2,071     1.40%       6.06%     5.29%
   2002............................................. 214,302    11.84    2,537     1.40%       6.86%     7.55%
   2001............................................. 174,178    11.01    1,918     1.40%       6.41%     6.27%
 Oppenheimer High Income Fund/VA
   2005.............................................  44,334    11.80      523     1.40%       6.61%     0.89%
   2004.............................................  51,734    11.70      605     1.40%       6.62%     7.44%
   2003.............................................  61,389    10.89      669     1.40%       7.32%    22.23%
   2002.............................................  82,108     8.91      732     1.40%      10.40%    (3.76)%
   2001.............................................  95,224     9.26      882     1.40%       7.67%     0.54%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets    Expenses as  Investment
                                                                 --------------- % of Average   Income    Total
Type I:                                                   Units  Unit Value 000s  Net Assets    Ratio     Return
-------                                                   ------ ---------- ---- ------------ ---------- ------
PIMCO Variable Insurance Trust:
 Total Return Portfolio -- Administrative Class Shares
   2005.................................................. 34,754   $10.55   $367     1.40%       4.34%     1.02%
   2004..................................................  9,582    10.45    100     1.40%       2.65%     3.42%
   2003.................................................. 15,255    10.10    154     1.40%       3.31%     1.01%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable Investors Fund -- Class I
   2005.................................................. 17,059    12.72    217     1.40%       1.20%     5.04%
   2004.................................................. 17,775    12.11    215     1.40%       1.43%     8.83%
   2003.................................................. 18,400    11.12    205     1.40%       1.45%    30.48%
   2002.................................................. 21,504     8.53    183     1.40%       1.06%   (24.13)%
   2001.................................................. 22,165    11.24    249     1.40%       0.89%    (5.50)%
 Salomon Brothers Variable Strategic Bond Fund -- Class I
   2005.................................................. 22,548    14.20    320     1.40%       6.17%     1.04%
   2004.................................................. 21,371    14.05    300     1.40%       4.63%     5.15%
   2003.................................................. 27,243    13.36    364     1.40%       7.70%    11.65%
   2002.................................................. 22,522    11.97    270     1.40%       5.70%     7.32%
   2001.................................................. 14,114    11.15    157     1.40%       9.10%     5.41%
 Salomon Brothers Variable Total Return Fund -- Class I
   2005.................................................. 12,380    12.15    150     1.40%       2.19%     1.88%
   2004.................................................. 11,632    11.93    139     1.40%       2.20%     7.21%
   2003.................................................. 10,899    11.13    121     1.40%       1.64%    14.30%
   2002.................................................. 14,344     9.74    140     1.40%       1.93%    (8.17)%
   2001..................................................  9,589    10.60    102     1.40%       2.66%    (2.19)%

Type II:
--------
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I shares
   2005..................................................  1,466    14.32     21     1.45%       0.00%     4.21%
   2004..................................................  1,214    13.74     17     1.45%       0.00%    10.18%
   2003..................................................    271    12.47      3     1.45%       0.00%    24.84%
 AIM V.I. Basic Value Fund -- Series II shares
   2005.................................................. 63,179    14.65    926     1.45%       0.52%     3.90%
   2004.................................................. 47,248    14.10    666     1.45%       0.00%     9.23%
   2003..................................................  2,061    12.91     27     1.45%       0.00%    29.08%
 AIM V.I. Blue Chip Fund -- Series I shares
   2005..................................................  7,310    12.58     92     1.45%       0.67%     2.00%
   2004..................................................  6,423    12.34     79     1.45%       0.17%     3.16%
   2003..................................................  3,783    11.96     45     1.45%       0.00%    23.33%
   2002..................................................    151     9.70      1     1.45%       0.00%    (3.02)%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2005.................................................. 25,009     9.57    239     1.45%       0.07%     7.26%
   2004.................................................. 25,078     8.92    224     1.45%       0.00%     5.08%
   2003.................................................. 15,406     8.49    131     1.45%       0.00%    27.64%
   2002.................................................. 10,256     6.65     68     1.45%       0.00%   (25.45)%
   2001..................................................  4,333     8.92     39     1.45%       0.00%   (10.77)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as  Investment
                                                                ----------------- % of Average   Income    Total
Type II:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                                ------- ---------- ------ ------------ ---------- ------
 AIM V.I. Growth Fund -- Series I shares
   2005................................................  21,016   $ 8.70   $  183     1.45%       0.00%     5.92%
   2004................................................  22,713     8.21      187     1.45%       0.00%     6.66%
   2003................................................  32,316     7.70      249     1.45%       0.00%    29.34%
   2002................................................  13,055     5.95       78     1.45%       0.00%   (31.97)%
   2001................................................   4,761     8.75       42     1.45%       0.47%   (12.48)%
 AIM V.I. International Growth Fund -- Series II shares
   2005................................................  18,494    12.33      228     1.45%       0.94%    16.00%
   2004................................................   9,724    10.63      103     1.45%       0.00%     6.29%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005................................................  68,539     8.33      571     1.45%       0.79%     4.13%
   2004................................................  74,822     8.00      599     1.45%       0.45%     4.24%
   2003................................................  76,578     7.68      588     1.45%       0.34%    23.27%
   2002................................................  75,286     6.23      469     1.45%       0.49%   (31.27)%
   2001................................................  14,343     9.06      130     1.45%       0.39%    (9.40)%
 AIM V.I. Real Estate Fund -- Series II shares
   2005................................................   1,941    11.49       22     1.45%       2.77%    14.89%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Global Technology
   Portfolio -- Class B
   2005................................................  11,567    13.95      161     1.45%       0.00%     2.15%
   2004................................................  10,518    13.65      144     1.45%       0.00%     3.56%
   2003................................................   3,106    13.18       41     1.45%       0.00%    31.83%
 AllianceBernstein Growth and Income
   Portfolio -- Class B
   2005................................................ 270,520    10.47    2,833     1.45%       1.24%     3.08%
   2004................................................ 228,096    10.16    2,318     1.45%       0.74%     9.61%
   2003................................................ 163,858     9.27    1,519     1.45%       0.78%    30.27%
   2002................................................ 113,958     7.12      811     1.45%       0.55%    (7.11)%
   2001................................................  32,844     9.29      305     1.45%       0.00%    (1.31)%
 AllianceBernstein International Value
   Portfolio -- Class B
   2005................................................  34,890    12.10      422     1.45%       1.01%    14.84%
 AllianceBernstein Large Cap Growth
   Portfolio -- Class B
   2005................................................ 108,171     8.86      958     1.45%       0.00%    13.18%
   2004................................................  63,772     7.83      499     1.45%       0.00%     6.77%
   2003................................................  43,827     7.33      321     1.45%       0.00%    21.58%
   2002................................................  42,999     6.03      259     1.45%       0.00%   (31.85)%
   2001................................................  20,916     8.85      185     1.45%       0.00%   (11.51)%
 AllianceBernstein Small Cap Growth
   Portfolio -- Class B
   2005................................................   2,821    10.73       30     1.45%       0.00%     3.34%
   2004................................................   2,712    10.38       28     1.45%       0.00%    12.73%
   2003................................................   2,719     9.21       25     1.45%       0.00%    46.52%
   2002................................................   2,906     6.28       18     1.45%       0.00%   (33.05)%
   2001................................................     386     9.39        4     1.45%       0.00%    (6.14)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                             Net Assets     Expenses as  Investment
                                                          ----------------- % of Average   Income    Total
Type II:                                           Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                          ------- ---------- ------ ------------ ---------- ------
American Century Variable Portfolios, Inc.:
 VP Income & Growth Fund -- Class I
   2005..........................................   3,345   $14.41   $   48     1.45%       1.86%     3.12%
 VP International Fund -- Class I
   2005..........................................     684    15.10       10     1.45%       1.02%    11.62%
   2004..........................................     310    13.53        4     1.45%       0.21%     0.00%
 VP Ultra(R) Fund -- Class I
   2005..........................................   8,368    13.02      109     1.45%       0.00%     0.69%
   2004..........................................     989    12.93       13     1.45%       0.00%     0.00%
 VP Value Fund -- Class I
   2005..........................................  10,661    14.73      157     1.45%       6.17%     3.52%
   2004..........................................   2,261    14.23       32     1.45%       0.92%    12.68%
   2003..........................................     275    12.63        3     1.45%       0.84%    27.09%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005..........................................   5,721     9.96       57     1.45%       2.81%    (0.40)%
Dreyfus:
 Dreyfus Investment Portfolios -- MidCap Stock
   Portfolio -- Initial Shares
   2005..........................................   2,063    15.36       32     1.45%       0.03%     7.59%
   2004..........................................   1,138    14.28       16     1.45%       0.53%    12.82%
   2003..........................................   1,108    12.66       14     1.45%       0.43%    29.82%
 The Dreyfus Socially Responsible Growth Fund,
   Inc. -- Initial Shares
   2005..........................................  12,560     8.02      101     1.45%       0.00%     2.12%
   2004..........................................  12,167     7.85       96     1.45%       0.60%     4.67%
   2003..........................................  12,095     7.50       91     1.45%       0.15%    24.18%
   2002..........................................   7,848     6.04       47     1.45%       0.45%   (29.98)%
   2001..........................................   1,048     8.63        9     1.45%       0.06%   (13.74)%
 Dreyfus Variable Investment Fund -- Money Market
   Portfolio
   2005..........................................  14,505     9.93      144     1.45%       2.67%     1.18%
   2004..........................................  16,920     9.81      166     1.45%       0.63%    (0.90)%
   2003..........................................     474     9.90        5     1.45%       0.35%    (0.93)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005.......................................... 215,583    10.50    2,263     1.45%       4.06%     2.36%
   2004.......................................... 167,089    10.25    1,713     1.45%       2.76%     1.34%
   2003..........................................  52,650    10.12      533     1.45%       1.64%     1.47%
 VT Worldwide Health Sciences Fund
   2005..........................................  26,115    14.72      384     1.45%       0.00%     5.48%
   2004..........................................  15,863    13.95      221     1.45%       0.00%     4.70%
   2003..........................................   3,671    13.33       49     1.45%       0.00%    28.09%
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2
   2005..........................................   1,345    10.85       15     1.45%       0.00%     2.07%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets     Expenses as  Investment
                                                            ------------------ % of Average   Income    Total
Type II:                                             Units  Unit Value  000s    Net Assets    Ratio     Return
--------                                            ------- ---------- ------- ------------ ---------- ------
FAM Variable Series Fund, Inc.
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005............................................  13,646   $11.00   $   150     1.45%       0.29%     1.14%
   2004............................................   3,477    10.88        38     1.45%       1.91%     8.78%
 Mercury Global Allocation V.I. Fund -- Class III
   Shares
   2005............................................   3,807    11.07        42     1.45%       0.00%    10.65%
 Mercury Large Cap Growth V.I. Fund -- Class III
   Shares
   2005............................................     640    11.83         8     1.45%       0.00%     8.87%
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005............................................  20,722    12.17       252     1.45%       1.01%     8.52%
   2004............................................   5,137    11.22        58     1.45%      18.24%    12.17%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2005............................................ 259,542    12.58     3,266     1.45%       6.59%     0.79%
   2004............................................  88,146    12.48     1,100     1.45%       6.04%     8.56%
   2003............................................  60,380    11.50       694     1.45%       6.55%    20.03%
   2002............................................  44,925     9.58       430     1.45%       6.18%    (0.24)%
   2001............................................   2,238     9.59        21     1.45%       0.00%    (0.10)%
 Federated Kaufmann Fund II -- Service Shares
   2005............................................  47,847    16.41       785     1.45%       0.00%     9.27%
   2004............................................  32,321    15.02       485     1.45%       0.00%    12.82%
   2003............................................   6,995    13.31        93     1.45%       0.00%    33.13%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005............................................  28,957    10.60       307     1.45%       0.33%     2.28%
   2004............................................   1,130    10.36        12     1.45%       0.00%     3.63%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005............................................ 729,211    13.86    10,106     1.45%       0.10%    14.96%
   2004............................................ 203,828    12.06     2,457     1.45%       0.15%    13.49%
   2003............................................  72,701    10.62       772     1.45%       0.22%    26.34%
   2002............................................  29,566     8.41       249     1.45%       0.09%   (10.92)%
   2001............................................   3,048     9.44        29     1.45%       0.00%    (5.90)%
 VIP Dynamic Capital Appreciation
   Portfolio -- Service Class 2
   2005............................................   8,993    14.06       126     1.45%       0.00%    18.93%
   2004............................................     385    11.82         5     1.45%       0.00%     0.00%
 VIP Equity-Income Portfolio -- Service Class 2
   2005............................................ 297,600    11.03     3,281     1.45%       1.75%     4.04%
   2004............................................ 254,864    10.60     2,701     1.45%       1.15%     9.62%
   2003............................................ 157,498     9.67     1,522     1.45%       0.98%    28.14%
   2002............................................  72,137     7.54       544     1.45%       0.45%   (18.35)%
   2001............................................  16,406     9.24       152     1.45%       0.00%    (7.61)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets     Expenses as  Investment
                                                              ----------------- % of Average   Income    Total
Type II:                                               Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                              ------- ---------- ------ ------------ ---------- ------
 VIP Growth & Income Portfolio -- Service Class 2
   2005.............................................. 146,189   $10.41   $1,522     1.45%       1.22%     5.85%
   2004.............................................. 119,324     9.83    1,174     1.45%       0.56%     3.99%
   2003..............................................  64,991     9.46      615     1.45%       0.85%    21.66%
   2002..............................................  19,892     7.77      155     1.45%       0.29%   (18.05)%
   2001..............................................   4,205     9.49       40     1.45%       0.00%    (5.14)%
 VIP Growth Portfolio -- Service Class 2
   2005.............................................. 114,966     8.43      969     1.45%       0.25%     3.98%
   2004..............................................  99,376     8.10      805     1.45%       0.11%     1.63%
   2003..............................................  55,200     7.97      440     1.45%       0.09%    30.62%
   2002..............................................  31,710     6.11      194     1.45%       0.04%   (31.31)%
   2001..............................................   6,389     8.89       57     1.45%       0.00%   (11.12)%
 VIP Mid Cap Portfolio -- Service Class 2
   2005.............................................. 406,238    17.62    7,158     1.45%       0.00%    16.31%
   2004.............................................. 170,648    15.15    2,585     1.45%       0.00%    22.85%
   2003..............................................  74,762    12.33      922     1.45%       0.21%    36.25%
   2002..............................................  46,954     9.05      425     1.45%       0.12%   (11.33)%
   2001..............................................   9,631    10.21       98     1.45%       0.00%    (4.92)%
 VIP Value Strategies Portfolio -- Service Class 2
   2005..............................................  19,486    11.38      222     1.45%       0.09%     0.95%
   2004..............................................  10,444    11.27      118     1.45%       0.00%    12.74%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005.............................................. 108,060    10.41    1,125     1.45%       0.04%     4.07%
 Franklin Large Cap Growth Securities Fund -- Class 2
   Shares
   2005..............................................   7,699    13.05      101     1.45%       0.57%    (0.40)%
   2004..............................................   2,087    13.11       27     1.45%       0.43%     6.37%
   2003..............................................     971    12.32       12     1.45%       0.30%    25.11%
 Mutual Shares Securities Fund -- Class 2 Shares
   2005..............................................   8,547    14.61      125     1.45%       0.94%     8.96%
   2004..............................................   2,931    13.41       39     1.45%       0.78%    11.00%
   2003..............................................   2,707    12.08       33     1.45%       0.50%    23.33%
 Templeton Foreign Securities Fund -- Class 2 Shares
   2005..............................................  10,579    15.82      167     1.45%       1.14%     8.58%
   2004..............................................   4,809    14.57       70     1.45%       1.06%    16.81%
   2003..............................................     921    12.47       11     1.45%       0.05%    30.30%
 Templeton Global Asset Allocation Fund -- Class 2
   Shares
   2005..............................................  10,423    15.28      159     1.45%       2.78%     2.06%
   2004..............................................   1,003    14.97       15     1.45%       2.89%    14.04%
   2003..............................................     740    13.13       10     1.45%       1.27%    30.04%
GE Investments Funds, Inc.:
 Income Fund
   2005..............................................  97,546    11.14    1,087     1.45%       4.97%     0.56%
   2004..............................................  94,779    11.08    1,050     1.45%       5.88%     1.92%
   2003..............................................  33,377    10.87      363     1.45%       6.61%     2.10%
   2002..............................................   3,625    10.65       39     1.45%       3.28%    (6.47)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                           Net Assets     Expenses as  Investment
                                       ------------------ % of Average   Income    Total
Type II:                       Units   Unit Value  000s    Net Assets    Ratio     Return
--------                     --------- ---------- ------- ------------ ---------- ------
 Mid-Cap Equity Fund
   2005.....................   188,601   $13.38   $ 2,523     1.45%       2.60%    10.12%
   2004.....................   169,993    12.15     2,065     1.45%       1.12%    14.34%
   2003.....................   147,857    10.62     1,571     1.45%       1.57%    31.01%
   2002.....................   118,661     8.11       962     1.45%       1.07%   (15.02)%
   2001.....................     9,068     9.54        87     1.45%       1.14%    (1.14)%
 Money Market Fund
   2005..................... 2,742,575     1.01     2,772     1.45%       2.76%     1.32%
   2004..................... 2,102,116     1.00     2,097     1.45%       1.00%    (0.51)%
   2003.....................   779,343     1.00       781     1.45%       0.79%    (0.68)%
   2002.....................   275,280     1.01       278     1.45%       1.43%     0.00%
   2001.....................   108,666     1.01       110     1.45%       3.91%     2.46%
 Premier Growth Equity Fund
   2005.....................    67,226     9.70       652     1.45%       0.37%    (0.17)%
   2004.....................    63,264     9.72       615     1.45%       0.65%     5.48%
   2003.....................    48,329     9.21       445     1.45%       0.19%    27.05%
   2002.....................    37,355     7.25       271     1.45%       0.05%   (22.16)%
   2001.....................     2,290     9.31        21     1.45%       0.14%   (10.47)%
 Real Estate Securities Fund
   2005.....................    63,303    17.95     1,136     1.45%       6.63%    10.17%
   2004.....................    37,444    16.30       610     1.45%       6.94%    30.45%
   2003.....................    15,802    12.49       197     1.45%       9.97%    24.92%
 S&P 500(R) Index Fund
   2005..................... 2,096,714     9.94    20,848     1.45%       1.73%     3.00%
   2004..................... 1,547,487     9.65    14,939     1.45%       2.03%     8.86%
   2003.....................   786,490     8.87     6,975     1.45%       1.60%    26.42%
   2002.....................   627,019     7.02     4,402     1.45%       1.64%   (23.49)%
   2001.....................    24,366     9.17       223     1.45%       1.33%   (13.55)%
 Small-Cap Value Equity Fund
   2005.....................   232,988    13.66     3,183     1.45%       1.09%     7.95%
   2004.....................   224,023    12.66     2,835     1.45%       5.83%    13.48%
   2003.....................   208,180    11.15     2,322     1.45%       0.08%    22.32%
   2002.....................   153,331     9.12     1,398     1.45%       0.45%   (15.11)%
   2001.....................     9,466    10.74       102     1.45%       0.91%     8.37%
 Total Return Fund
   2005.....................   974,704    12.46    12,143     1.45%       2.28%     2.17%
   2004.....................   390,819    12.19     4,766     1.45%       2.48%     6.62%
   2003.....................    11,203    11.44       128     1.45%       1.76%    14.37%
 U.S. Equity Fund
   2005.....................    85,844     9.62       826     1.45%       1.08%     1.03%
   2004.....................    82,155     9.52       782     1.45%       1.35%     6.60%
   2003.....................    75,469     8.93       674     1.45%       0.93%    21.49%
   2002.....................    71,518     7.35       526     1.45%       0.88%   (20.44)%
   2001.....................     2,014     9.24        19     1.45%       1.09%    (9.81)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                             Net Assets     Expenses as  Investment
                                                          ----------------- % of Average   Income    Total
Type II:                                           Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                          ------- ---------- ------ ------------ ---------- ------
 Value Equity Fund
   2005..........................................  59,238   $10.08   $  597     1.45%       1.29%     2.56%
   2004..........................................  54,719     9.83      538     1.45%       1.31%     7.98%
   2003..........................................  44,515     9.10      405     1.45%       1.85%    22.26%
   2002..........................................  37,464     7.45      279     1.45%       1.41%   (18.76)%
   2001..........................................   2,533     9.17       23     1.45%       1.37%    (8.34)%
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Mid Cap Value Fund
   2005..........................................  11,051    11.39      126     1.45%       3.15%    13.89%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005..........................................  11,170    14.57      163     1.45%       0.00%     8.06%
   2004..........................................   7,997    13.48      108     1.45%       0.00%     7.21%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005.......................................... 168,754    11.34    1,914     1.45%       2.07%     6.10%
   2004.......................................... 168,581    10.69    1,802     1.45%       2.34%     6.72%
   2003.......................................... 140,349    10.02    1,406     1.45%       1.98%    12.07%
   2002.......................................... 110,810     8.94      991     1.45%       2.58%    (8.03)%
   2001..........................................  33,503     9.72      326     1.45%       2.04%    (2.84)%
 Forty Portfolio -- Service Shares
   2005..........................................  48,344    10.86      525     1.45%       0.01%    10.93%
   2004..........................................  42,595     9.79      417     1.45%       0.03%    16.26%
   2003..........................................  19,713     8.42      166     1.45%       0.28%    18.49%
   2002..........................................  18,054     7.11      128     1.45%       0.35%   (17.15)%
   2001..........................................   3,985     8.58       34     1.45%       0.37%   (14.23)%
 Global Life Sciences Portfolio -- Service Shares
   2005..........................................   3,474    10.96       38     1.45%       0.00%    10.70%
   2004..........................................   3,576     9.90       35     1.45%       0.00%    12.57%
   2003..........................................   6,531     8.80       57     1.45%       0.00%    24.36%
   2002..........................................   4,698     7.07       33     1.45%       0.00%   (30.57)%
   2001..........................................   1,137    10.19       12     1.45%       0.00%     1.90%
 Global Technology Portfolio -- Service Shares
   2005..........................................   2,610     7.26       19     1.45%       0.00%     9.94%
   2004..........................................   3,044     6.61       20     1.45%       0.00%    (0.89)%
   2003..........................................   4,098     6.67       27     1.45%       0.00%    44.35%
   2002..........................................   5,022     4.62       23     1.45%       0.00%   (41.79)%
   2001..........................................   2,389     7.93       19     1.45%       0.00%   (20.65)%
 International Growth Portfolio -- Service Shares
   2005..........................................  32,617    12.62      412     1.45%       1.08%    30.03%
   2004..........................................  34,633     9.71      336     1.45%       0.93%    16.97%
   2003..........................................  19,669     8.30      163     1.45%       1.00%    32.58%
   2002..........................................   8,952     6.26       56     1.45%       0.64%   (26.84)%
   2001..........................................   1,742     8.55       15     1.45%       0.23%   (14.45)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type II:                                                Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                               ------- ---------- ------ ------------ ---------- ------
 Large Cap Growth Portfolio -- Service Shares
   2005...............................................  25,663   $ 7.99   $  205     1.45%       0.13%     2.51%
   2004...............................................  26,211     7.80      204     1.45%       0.00%     2.69%
   2003...............................................  26,467     7.59      201     1.45%       0.00%    29.59%
   2002...............................................  20,303     5.86      119     1.45%       0.00%   (27.79)%
   2001...............................................   4,940     8.11       40     1.45%       0.00%   (18.86)%
 Mid Cap Growth Portfolio -- Service Shares
   2005...............................................  22,205     9.71      216     1.45%       0.00%    10.41%
   2004...............................................  21,754     8.79      191     1.45%       0.00%    18.73%
   2003...............................................  23,130     7.41      171     1.45%       0.00%    32.81%
   2002...............................................  19,456     5.58      109     1.45%       0.00%   (29.16)%
   2001...............................................   4,528     7.87       36     1.45%       0.00%   (21.29)%
 Worldwide Growth Portfolio -- Service Shares
   2005...............................................  30,151     8.17      246     1.45%       1.26%     4.04%
   2004...............................................  30,227     7.85      237     1.45%       0.89%     3.01%
   2003...............................................  32,786     7.62      250     1.45%       0.91%    21.89%
   2002...............................................  23,802     6.25      149     1.45%       0.76%   (26.79)%
   2001...............................................   2,421     8.54       21     1.45%       0.19%   (14.62)%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2005...............................................  25,292    10.85      274     1.45%       4.36%     1.32%
   2004...............................................  12,165    10.71      130     1.45%       3.39%     2.78%
   2003...............................................   7,394    10.42       77     1.45%       0.63%     2.21%
 International Equity Portfolio
   2005...............................................   1,079    16.40       18     1.45%       0.72%     9.09%
 Mid Cap Value Portfolio
   2005...............................................  29,101    16.67      485     1.45%       0.96%     7.63%
   2004...............................................  14,229    15.49      220     1.45%       0.56%    19.30%
   2003...............................................   9,374    12.98      122     1.45%       0.31%    27.75%
   2002...............................................     152    10.16        2     1.45%       0.00%    (1.63)%
 Small Company Portfolio
   2005...............................................   5,472    16.45       90     1.45%       0.00%     1.92%
   2004...............................................   2,862    16.14       46     1.45%       0.00%    25.33%
   2003...............................................   1,125    12.88       14     1.45%       0.00%    34.01%
 U.S. Large Cap Core Equity Portfolio
   2005...............................................   1,826    13.36       24     1.45%       1.17%    (0.12)%
   2004...............................................   1,739    13.38       23     1.45%       0.83%     7.90%
   2003...............................................   1,637    12.40       20     1.45%       0.00%    26.28%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2005............................................... 135,434     8.25    1,117     1.45%       0.14%     2.72%
   2004............................................... 108,120     8.03      868     1.45%       0.00%     7.40%
   2003...............................................  72,388     7.47      541     1.45%       0.00%    20.83%
   2002...............................................  40,187     6.19      249     1.45%       0.00%   (28.77)%
   2001...............................................   2,249     8.68       20     1.45%       0.00%   (13.16)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as  Investment
                                                                ----------------- % of Average   Income    Total
Type II:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                                ------- ---------- ------ ------------ ---------- ------
 MFS(R) Investors Trust Series -- Service Class Shares
   2005................................................ 171,299   $ 9.70   $1,661     1.45%       0.29%     5.48%
   2004................................................  74,830     9.19      688     1.45%       0.37%     9.51%
   2003................................................  29,812     8.39      250     1.45%       0.47%    20.07%
   2002................................................  16,546     6.99      116     1.45%       0.31%   (22.30)%
   2001................................................   2,238     9.00       20     1.45%       0.00%   (10.02)%
 MFS(R) New Discovery Series -- Service Class Shares
   2005................................................  44,535     9.29      414     1.45%       0.00%     3.51%
   2004................................................  44,943     8.98      403     1.45%       0.00%     4.67%
   2003................................................  20,670     8.58      177     1.45%       0.00%    31.50%
   2002................................................  10,094     6.52       66     1.45%       0.00%   (32.79)%
   2001................................................     428     9.70        4     1.45%       0.00%    (2.96)%
 MFS(R) Strategic Income Series -- Service Class Shares
   2005................................................  14,708    11.84      174     1.45%       5.25%     0.15%
   2004................................................   5,593    11.82       66     1.45%       4.11%     5.98%
   2003................................................   1,406    11.16       16     1.45%       0.00%     8.50%
 MFS(R) Total Return Series -- Service Class Shares
   2005................................................  33,576    12.68      426     1.45%       1.60%     1.11%
   2004................................................  13,950    12.54      175     1.45%       0.99%     9.42%
   2003................................................  12,124    11.46      139     1.45%       0.36%    14.32%
   2002................................................     152    10.03        2     1.45%       0.00%    (0.27)%
 MFS(R) Utilities Series -- Service Class Shares
   2005................................................  74,715    11.80      882     1.45%       0.46%    14.89%
   2004................................................  57,043    10.27      586     1.45%       1.14%    27.96%
   2003................................................  52,527     8.03      422     1.45%       2.09%    33.61%
   2002................................................  40,100     6.01      241     1.45%       2.08%   (24.02)%
   2001................................................   4,890     7.91       39     1.45%       0.00%   (20.91)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005................................................ 136,035    14.58    1,984     1.45%       0.00%     5.89%
   2004................................................  69,362    13.77      955     1.45%       0.00%    11.40%
   2003................................................  24,394    12.36      302     1.45%       0.00%    23.62%
 Nations Marsico International Opportunities Portfolio
   2005................................................ 151,413    18.12    2,744     1.45%       1.07%    17.80%
   2004................................................  99,486    15.39    1,531     1.45%       0.52%    14.90%
   2003................................................  39,886    13.39      534     1.45%       0.01%    33.90%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2005................................................   6,129    15.59       96     1.45%       0.00%    10.37%
   2004................................................   3,632    14.13       51     1.45%       0.00%    17.70%
   2003................................................   2,535    12.00       30     1.45%       0.00%    20.02%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005................................................  37,861    11.19      424     1.45%       1.12%     2.17%
   2004................................................   9,611    10.95      105     1.45%       0.00%     9.49%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets     Expenses as  Investment
                                                             ----------------- % of Average   Income    Total
Type II:                                              Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                             ------- ---------- ------ ------------ ---------- ------
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2005............................................. 111,510   $13.86   $1,546     1.45%       0.68%     3.35%
   2004.............................................  71,661    13.41      961     1.45%       0.15%     5.07%
   2003.............................................   8,853    12.77      113     1.45%       0.03%    28.80%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005............................................. 187,234    13.34    2,498     1.45%       0.77%    12.41%
   2004............................................. 104,803    11.87    1,244     1.45%       1.04%    17.16%
   2003.............................................  48,433    10.13      491     1.45%       0.49%    40.79%
   2002.............................................  21,128     7.20      152     1.45%       0.11%   (23.49)%
   2001.............................................   3,283     9.41       31     1.45%       0.00%    (5.94)%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2005............................................. 282,121    10.27    2,897     1.45%       1.18%     4.21%
   2004............................................. 231,025     9.85    2,277     1.45%       0.67%     7.56%
   2003............................................. 166,822     9.16    1,528     1.45%       0.79%    24.61%
   2002............................................. 128,125     7.35      942     1.45%       0.21%   (20.21)%
   2001.............................................  12,321     9.21      113     1.45%       0.00%   (11.58)%
 Oppenheimer Main Street Small Cap
   Fund/VA -- Service Shares
   2005............................................. 121,746    17.02    2,072     1.45%       0.00%     8.13%
   2004.............................................  64,389    15.74    1,014     1.45%       0.00%    17.45%
   2003.............................................  26,082    13.40      350     1.45%       0.00%    42.15%
   2002.............................................     160     9.43        2     1.45%       0.00%    (5.71)%
PIMCO Variable Insurance Trust:
 All Asset Portfolio -- Advisor Class Shares
   2005.............................................  54,761    10.41      570     1.45%       7.90%     4.14%
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2005.............................................   1,761    11.99       21     1.45%       3.21%     3.63%
   2004.............................................   1,889    11.57       22     1.45%       2.94%     4.03%
   2003.............................................   2,416    11.12       27     1.45%       2.64%     0.78%
   2002.............................................   2,641    11.04       29     1.45%       1.97%     6.62%
   2001.............................................   1,017    10.35       11     1.45%       1.44%     6.02%
 High Yield Portfolio -- Administrative Class Shares
   2005............................................. 156,318    13.11    2,049     1.45%       6.60%     2.61%
   2004............................................. 115,339    12.78    1,474     1.45%       6.78%     7.95%
   2003.............................................  72,936    11.84      863     1.45%       7.38%    21.07%
   2002.............................................  26,611     9.78      260     1.45%       7.28%    (2.62)%
   2001.............................................   5,392    10.04       54     1.45%       2.10%     0.80%
 Long-Term U.S. Government
   Portfolio -- Administrative Class Shares
   2005............................................. 268,658    13.86    3,723     1.45%       4.43%     3.23%
   2004............................................. 239,725    13.42    3,218     1.45%       4.35%     6.01%
   2003............................................. 170,726    12.66    2,162     1.45%       4.02%     2.39%
   2002............................................. 150,388    12.37    1,860     1.45%       3.35%    15.88%
   2001.............................................  12,309    10.67      131     1.45%       0.94%     4.31%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as  Investment
                                                               ------------------ % of Average   Income    Total
Type II:                                                Units  Unit Value  000s    Net Assets    Ratio     Return
--------                                               ------- ---------- ------- ------------ ---------- ------
 Low Duration Portfolio -- Advisor Class Shares
   2005...............................................  23,350   $ 9.99   $   233     1.45%       2.26%    (0.10)%
 Total Return Portfolio -- Administrative Class Shares
   2005............................................... 970,415    12.27    11,905     1.45%       4.34%     0.97%
   2004............................................... 790,383    12.15     9,604     1.45%       2.65%     3.37%
   2003............................................... 389,745    11.76     4,581     1.45%       3.31%     3.52%
   2002............................................... 276,091    11.36     3,136     1.45%       3.39%     7.49%
   2001...............................................  13,530    10.56       143     1.45%       1.43%     6.78%
The Prudential Series Fund, Inc.
 Jennison 20/20 Focus Portfolio -- Class II
   2005...............................................     691    16.76        12     1.45%       0.00%    19.51%
 Natural Resources Portfolio -- Class II
   2005...............................................  16,162    14.86       240     1.45%       0.00%    48.61%
Rydex Variable Trust:
 OTC Fund
   2005...............................................  25,468     7.97       203     1.45%       0.00%    (0.35)%
   2004...............................................  22,472     7.99       180     1.45%       0.00%     7.76%
   2003...............................................  19,786     7.42       147     1.45%       0.00%    43.31%
   2002...............................................  17,154     5.18        89     1.45%       0.00%   (39.74)%
   2001...............................................     308     8.59         3     1.45%       0.00%   (14.09)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005...............................................  10,755    14.08       151     1.45%       0.77%     2.22%
   2004...............................................   7,007    13.77        97     1.45%       0.31%     6.51%
   2003...............................................   1,469    12.93        19     1.45%       0.00%    29.33%
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B
   Shares
   2005...............................................     890    15.26        14     1.45%       0.10%     1.77%
   2004...............................................     540    14.99         8     1.45%       0.00%     0.01%
   2003...............................................     349    14.99         5     1.45%       0.00%    44.07%
 SVS Dreman High Return Equity Portfolio -- Class B
   Shares
   2005...............................................  10,236    14.78       151     1.45%       1.31%     5.96%
   2004...............................................   4,196    13.95        59     1.45%       1.10%    11.98%
   2003...............................................   4,403    12.46        55     1.45%       1.48%    29.58%
 SVS Dreman Small Cap Value Portfolio -- Class B
   Shares
   2005...............................................   4,010    17.97        72     1.45%       0.31%     8.19%
   2004...............................................     522    16.61         9     1.45%       0.28%    23.70%
   2003...............................................     522    13.43         7     1.45%       0.00%    39.60%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005............................................... 128,429    12.32     1,582     1.45%       0.75%     2.60%
   2004...............................................  50,022    12.00       600     1.45%       0.52%    15.73%
   2003...............................................  15,943    10.37       165     1.45%       0.13%    28.87%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets    Expenses as  Investment
                                                                --------------- % of Average   Income    Total
Type II:                                                 Units  Unit Value 000s  Net Assets    Ratio     Return
--------                                                 ------ ---------- ---- ------------ ---------- ------
 Emerging Growth Portfolio -- Class II Shares
   2005.................................................  5,051   $ 9.55   $ 48     1.45%       0.01%     6.08%
   2004.................................................  4,758     9.00     43     1.45%       0.00%     5.23%
   2003.................................................  2,320     8.56     20     1.45%       0.00%    19.01%

Type III:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005.................................................    955    14.57     14     1.65%       0.52%     3.69%
   2004.................................................  1,253    14.05     18     1.65%       0.00%     9.01%
   2003.................................................    466    12.89      6     1.65%       0.00%    28.91%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2005.................................................    671     9.48      6     1.65%       0.07%     7.05%
   2004.................................................    696     8.86      6     1.65%       0.00%     4.87%
   2003.................................................  1,093     8.45      9     1.65%       0.00%    27.39%
   2002.................................................    988     6.63      7     1.65%       0.00%   (25.61)%
   2001.................................................    302     8.91      3     1.65%       0.00%   (10.88)%
 AIM V.I. Growth Fund -- Series I shares
   2005................................................. 11,271     8.62     97     1.65%       0.00%     5.71%
   2004.................................................    750     8.15      6     1.65%       0.00%     6.44%
   2003.................................................    751     7.66      6     1.65%       0.00%    29.08%
   2002.................................................    768     5.93      5     1.65%       0.00%   (32.11)%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005.................................................  9,657     8.25     80     1.65%       0.79%     3.92%
   2004................................................. 13,257     7.94    105     1.65%       0.45%     4.03%
   2003................................................. 25,335     7.64    193     1.65%       0.34%    23.02%
   2002................................................. 20,837     6.21    129     1.65%       0.49%   (31.41)%
   2001.................................................  4,725     9.05     43     1.65%       0.39%   (14.02)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005................................................. 53,117    10.38    551     1.65%       1.24%     2.88%
   2004................................................. 54,273    10.09    547     1.65%       0.74%     9.39%
   2003................................................. 63,264     9.22    583     1.65%       0.78%    30.01%
   2002................................................. 64,654     7.09    458     1.65%       0.55%   (23.55)%
   2001................................................. 16,785     9.28    156     1.65%       0.00%    (7.22)%
 AllianceBernstein Large Cap Growth Portfolio -- Class B
   2005................................................. 30,628     8.78    269     1.65%       0.00%    12.95%
   2004................................................. 17,236     7.77    134     1.65%       0.00%     6.56%
   2003................................................. 18,188     7.29    133     1.65%       0.00%    21.33%
   2002.................................................  6,812     6.01     41     1.65%       0.00%   (31.98)%
   2001.................................................  2,429     8.84     21     1.65%       0.00%   (11.62)%
 AllianceBernstein Small Cap Growth Portfolio -- Class B
   2005.................................................  1,528    10.63     16     1.65%       0.00%     3.13%
   2004.................................................  1,528    10.30     16     1.65%       0.00%    12.50%
   2003.................................................  1,528     9.16     14     1.65%       0.00%    46.22%
   2002.................................................  1,529     6.26     10     1.65%       0.00%   (33.19)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income    Total
Type III:                                              Units  Unit Value 000s  Net Assets    Ratio     Return
---------                                              ------ ---------- ---- ------------ ---------- ------
Dreyfus:
 The Dreyfus Socially Responsible Growth Fund, Inc. --
   Initial Shares
   2005...............................................    575   $ 7.94   $  5     1.65%       0.00%     1.91%
   2004...............................................    539     7.79      4     1.65%       0.60%     4.46%
   2003...............................................    565     7.46      4     1.65%       0.15%    23.93%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005............................................... 23,505    10.43    245     1.65%       4.06%     2.15%
   2004............................................... 36,250    10.21    370     1.65%       2.76%     1.14%
   2003............................................... 26,638    10.09    269     1.65%       1.64%     1.26%
 VT Worldwide Health Sciences Fund
   2005...............................................  2,274    14.62     33     1.65%       0.00%     5.27%
   2004...............................................  2,410    13.89     33     1.65%       0.00%     4.49%
   2003...............................................  2,410    13.29     32     1.65%       0.00%    27.83%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005...............................................  4,817    12.47     60     1.65%       6.59%     0.59%
   2004...............................................  5,064    12.39     63     1.65%       6.04%     8.34%
   2003...............................................  7,968    11.44     91     1.65%       6.55%    19.78%
   2002...............................................  3,837     9.55     37     1.65%       6.18%    (0.44)%
   2001...............................................     53     9.58      1     1.65%       0.00%    (0.31)%
 Federated Kaufmann Fund II -- Service Shares
   2005...............................................  1,002    16.32     16     1.65%       0.00%     9.05%
   2004...............................................    903    14.97     14     1.65%       0.00%    12.59%
   2003...............................................  1,979    13.30     26     1.65%       0.00%    32.95%
Fidelity Variable Insurance Products Fund:
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005...............................................  6,244    13.73     86     1.65%       0.10%    14.73%
   2004...............................................  5,576    11.97     67     1.65%       0.15%    13.26%
   2003...............................................  8,161    10.57     86     1.65%       0.22%    26.08%
   2002...............................................  3,086     8.38     26     1.65%       0.09%   (11.10)%
   2001...............................................    808     9.43      8     1.65%       0.00%   (13.92)%
 VIP Equity-Income Portfolio -- Service Class 2
   2005............................................... 26,910    10.92    294     1.65%       1.75%     3.83%
   2004............................................... 26,278    10.52    276     1.65%       1.15%     9.40%
   2003............................................... 26,370     9.62    254     1.65%       0.98%    27.89%
   2002...............................................  9,911     7.52     75     1.65%       0.45%   (18.52)%
   2001...............................................  2,062     9.23     19     1.65%       0.00%    (6.80)%
 VIP Growth & Income Portfolio -- Service Class 2
   2005............................................... 14,267    10.31    147     1.65%       1.22%     5.63%
   2004............................................... 14,660     9.76    143     1.65%       0.56%     3.78%
   2003............................................... 15,727     9.41    148     1.65%       0.85%    21.41%
   2002............................................... 10,540     7.75     82     1.65%       0.29%   (18.22)%
   2001...............................................    158     9.47      1     1.65%       0.00%   (10.52)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income    Total
Type III:                                              Units  Unit Value 000s  Net Assets    Ratio     Return
---------                                             ------- ---------- ---- ------------ ---------- ------
 VIP Growth Portfolio -- Service Class 2
   2005..............................................  10,198   $ 8.35   $ 85     1.65%       0.25%     3.77%
   2004..............................................  11,174     8.05     90     1.65%       0.11%     1.42%
   2003..............................................  12,463     7.93     99     1.65%       0.09%    30.36%
   2002..............................................  12,319     6.09     75     1.65%       0.04%   (31.45)%
   2001..............................................     468     8.88      4     1.65%       0.00%   (19.23)%
 VIP Mid Cap Portfolio -- Service Class 2
   2005..............................................  12,515    17.46    218     1.65%       0.00%    16.07%
   2004..............................................  13,468    15.04    203     1.65%       0.00%    22.60%
   2003..............................................  26,957    12.27    331     1.65%       0.21%    35.97%
   2002..............................................  13,738     9.02    124     1.65%       0.12%   (11.51)%
   2001..............................................   1,571    10.20     16     1.65%       0.00%    (5.12)%
Franklin Templeton Variable Insurance Products Trust:
 Mutual Shares Securities Fund -- Class 2 Shares
   2005..............................................   1,819    14.51     26     1.65%       0.94%     8.74%
   2004..............................................   1,819    13.34     24     1.65%       0.78%    10.77%
   2003..............................................   1,818    12.05     22     1.65%       0.50%    23.08%
GE Investments Funds, Inc.:
 Income Fund
   2005..............................................   2,818    11.06     31     1.65%       4.97%     0.36%
   2004..............................................   3,343    11.02     37     1.65%       5.88%     1.71%
   2003..............................................   2,648    10.83     29     1.65%       6.61%     1.89%
 Mid-Cap Equity Fund
   2005..............................................  20,514    13.25    272     1.65%       2.60%     9.90%
   2004..............................................  11,511    12.06    139     1.65%       1.12%    14.11%
   2003..............................................  11,435    10.57    121     1.65%       1.57%    30.75%
   2002..............................................  17,118     8.08    138     1.65%       1.07%   (15.19)%
 Money Market Fund
   2005..............................................  33,949     1.00     34     1.65%       2.76%     1.11%
   2004..............................................  49,033     0.99     49     1.65%       1.00%    (0.71)%
   2003.............................................. 123,772     1.00    123     1.65%       0.79%    (0.88)%
   2002.............................................. 179,540     1.01    181     1.65%       1.43%    (0.20)%
   2001..............................................   9,904     1.01     10     1.65%       3.91%     2.25%
 Premier Growth Equity Fund
   2005..............................................   2,674     9.61     26     1.65%       0.37%    (0.37)%
   2004..............................................   2,675     9.65     26     1.65%       0.65%     5.27%
   2003..............................................   2,768     9.16     25     1.65%       0.19%    26.79%
   2002..............................................   1,795     7.23     13     1.65%       0.05%   (22.32)%
   2001..............................................      29     9.30     --     1.65%       0.14%   (10.65)%
 Real Estate Securities Fund
   2005..............................................   1,389    17.86     25     1.65%       6.63%     9.94%
   2004..............................................   1,406    16.24     23     1.65%       6.94%    30.19%
   2003..............................................   1,901    12.48     24     1.65%       9.97%    24.75%
 S&P 500(R) Index Fund
   2005..............................................  47,120     9.85    464     1.65%       1.73%     2.79%
   2004..............................................  42,619     9.58    408     1.65%       2.03%     8.64%
   2003..............................................  47,772     8.82    421     1.65%       1.60%    26.16%
   2002..............................................  34,661     6.99    242     1.65%       1.64%   (23.65)%
   2001..............................................   2,381     9.16     22     1.65%       1.33%   (13.72)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                           Net Assets    Expenses as  Investment
                                                         --------------- % of Average   Income    Total
Type III:                                         Units  Unit Value 000s  Net Assets    Ratio     Return
---------                                         ------ ---------- ---- ------------ ---------- ------
 Small-Cap Value Equity Fund
   2005.......................................... 21,399   $13.54   $290     1.65%       1.09%     7.73%
   2004.......................................... 13,726    12.56    172     1.65%       5.83%    13.25%
   2003.......................................... 14,785    11.09    164     1.65%       0.08%    22.07%
   2002..........................................  8,759     9.09     80     1.65%       0.45%   (15.28)%
   2001..........................................  1,266    10.73     14     1.65%       0.91%     8.15%
 Total Return Fund
   2005.......................................... 15,026    12.39    186     1.65%       2.28%     1.96%
   2004..........................................  9,115    12.15    111     1.65%       2.48%     6.40%
   2003..........................................  8,700    11.42     99     1.65%       1.76%    14.21%
 U.S. Equity Fund
   2005.......................................... 14,866     9.53    142     1.65%       1.08%     0.82%
   2004..........................................  4,238     9.46     40     1.65%       1.35%     6.38%
   2003..........................................  4,238     8.89     38     1.65%       0.93%    21.24%
   2002..........................................  5,075     7.33     37     1.65%       0.88%   (20.60)%
   2001..........................................     28     9.23     --     1.65%       1.09%    (9.99)%
 Value Equity Fund
   2005.......................................... 16,770     9.99    168     1.65%       1.29%     2.35%
   2004..........................................  6,342     9.76     62     1.65%       1.31%     7.76%
   2003..........................................  7,469     9.06     68     1.65%       1.85%    22.01%
   2002..........................................  8,216     7.42     61     1.65%       1.41%   (18.93)%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005.......................................... 23,284    11.24    262     1.65%       2.07%     5.89%
   2004.......................................... 26,410    10.61    280     1.65%       2.34%     6.51%
   2003.......................................... 36,951     9.96    368     1.65%       1.98%    11.85%
   2002.......................................... 41,381     8.91    369     1.65%       2.58%    (8.21)%
   2001..........................................  2,523     9.70     24     1.65%       2.04%    (6.48)%
 Forty Portfolio -- Service Shares
   2005..........................................  2,542    10.76     27     1.65%       0.01%    10.70%
   2004..........................................  1,121     9.72     11     1.65%       0.03%    16.02%
   2003..........................................  1,277     8.38     11     1.65%       0.28%    18.25%
   2002..........................................  1,214     7.08      9     1.65%       0.35%   (17.32)%
   2001..........................................  1,718     8.57     15     1.65%       0.37%   (23.13)%
 Global Life Sciences Portfolio -- Service Shares
   2005..........................................  7,491    10.86     81     1.65%       0.00%    10.48%
   2004..........................................  7,784     9.83     77     1.65%       0.00%    12.34%
   2003..........................................  8,446     8.75     74     1.65%       0.00%    24.11%
   2002..........................................  5,576     7.05     39     1.65%       0.00%   (30.71)%
 Global Technology Portfolio -- Service Shares
   2005..........................................     --     7.20     --     1.65%       0.00%     9.72%
   2004..........................................     --     6.56     --     1.65%       0.00%    (1.09)%
   2003..........................................    332     6.63      2     1.65%       0.00%    44.06%
   2002..........................................    333     4.60      2     1.65%       0.00%   (41.91)%
   2001..........................................    333     7.93      3     1.65%       0.00%   (38.36)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income    Total
Type III:                                              Units  Unit Value 000s  Net Assets    Ratio     Return
---------                                              ------ ---------- ---- ------------ ---------- ------
 International Growth Portfolio -- Service Shares
   2005...............................................  2,650   $12.50   $ 33     1.65%       1.08%    29.77%
   2004...............................................  3,017     9.64     29     1.65%       0.93%    16.73%
   2003...............................................  2,519     8.25     21     1.65%       1.00%    32.32%
   2002...............................................    891     6.24      6     1.65%       0.64%   (26.98)%
   2001...............................................    470     8.54      4     1.65%       0.23%   (24.70)%
 Large Cap Growth Portfolio -- Service Shares
   2005...............................................  6,286     7.92     50     1.65%       0.13%     2.30%
   2004...............................................  6,555     7.74     51     1.65%       0.00%     2.48%
   2003...............................................  6,859     7.55     52     1.65%       0.00%    29.33%
   2002...............................................  4,967     5.84     29     1.65%       0.00%   (27.93)%
 Mid Cap Growth Portfolio -- Service Shares
   2005...............................................  1,203     9.62     12     1.65%       0.00%    10.18%
   2004............................................... 11,725     8.73    102     1.65%       0.00%    18.49%
   2003...............................................  2,927     7.37     22     1.65%       0.00%    32.54%
   2002...............................................  1,801     5.56     10     1.65%       0.00%   (29.31)%
 Worldwide Growth Portfolio -- Service Shares
   2005...............................................  7,775     8.09     63     1.65%       1.26%     3.83%
   2004...............................................  8,454     7.79     66     1.65%       0.89%     2.80%
   2003...............................................  9,263     7.58     70     1.65%       0.91%    21.64%
   2002............................................... 10,366     6.23     65     1.65%       0.76%   (26.94)%
   2001...............................................    440     8.53      4     1.65%       0.19%   (23.90)%
J.P. Morgan Series Trust II:
 Mid Cap Value Portfolio
   2005...............................................  1,695    16.56     28     1.65%       0.96%     7.42%
   2004...............................................  1,695    15.42     26     1.65%       0.56%    19.06%
   2003...............................................  1,695    12.95     22     1.65%       0.31%    27.49%
 Small Company Portfolio
   2005...............................................  1,721    16.34     28     1.65%       0.00%     1.71%
   2004...............................................  1,721    16.07     28     1.65%       0.00%    25.07%
   2003...............................................  1,721    12.85     22     1.65%       0.00%    33.74%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2005...............................................  6,448     8.17     53     1.65%       0.14%     2.51%
   2004...............................................  6,521     7.97     52     1.65%       0.00%     7.19%
   2003...............................................  5,766     7.44     43     1.65%       0.00%    20.58%
   2002............................................... 15,424     6.17     95     1.65%       0.00%   (28.91)%
   2001...............................................    504     8.67      4     1.65%       0.00%   (26.08)%
 MFS(R) Investors Trust Series -- Service Class Shares
   2005...............................................  5,385     9.61     52     1.65%       0.29%     5.26%
   2004...............................................  5,849     9.13     53     1.65%       0.37%     9.29%
   2003...............................................  5,421     8.35     45     1.65%       0.47%    19.83%
   2002...............................................  5,971     6.97     42     1.65%       0.31%   (22.46)%
   2001...............................................    426     8.99      4     1.65%       0.00%   (17.49)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income    Total
Type III:                                              Units  Unit Value 000s  Net Assets    Ratio     Return
---------                                              ------ ---------- ---- ------------ ---------- ------
 MFS(R) New Discovery Series -- Service Class Shares
   2005...............................................  4,693   $ 9.21   $ 43     1.65%       0.00%     3.30%
   2004...............................................  4,837     8.91     43     1.65%       0.00%     4.46%
   2003...............................................  4,938     8.53     42     1.65%       0.00%    31.23%
   2002...............................................  2,072     6.50     13     1.65%       0.00%   (32.93)%
 MFS(R) Utilities Series -- Service Class Shares
   2005...............................................  7,153    11.69     84     1.65%       0.46%    14.65%
   2004...............................................  8,475    10.20     86     1.65%       1.14%    27.70%
   2003...............................................  7,726     7.99     62     1.65%       2.09%    33.34%
   2002...............................................  8,996     5.99     54     1.65%       2.08%   (24.17)%
   2001...............................................     62     7.90      1     1.65%       0.00%   (25.70)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005...............................................  7,827    14.50    114     1.65%       0.00%     5.68%
   2004...............................................  8,786    13.72    121     1.65%       0.00%    11.17%
   2003...............................................  7,561    12.35     93     1.65%       0.00%    23.45%
 Nations Marsico International Opportunities Portfolio
   2005...............................................  4,767    18.03     86     1.65%       1.07%    17.56%
   2004...............................................  5,263    15.33     81     1.65%       0.52%    14.67%
   2003...............................................  5,090    13.37     68     1.65%       0.01%    33.72%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth
   Fund/VA -- Service Shares
   2005...............................................    112    15.51      2     1.65%       0.00%    10.14%
   2004...............................................    126    14.08      2     1.65%       0.00%    17.46%
   2003...............................................    126    11.99      2     1.65%       0.00%    19.86%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2005...............................................    267    13.77      4     1.65%       0.68%     3.14%
   2004...............................................    109    13.35      1     1.65%       0.15%     0.00%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005...............................................  8,070    13.22    107     1.65%       0.77%    12.18%
   2004............................................... 14,961    11.78    176     1.65%       1.04%    16.92%
   2003...............................................  8,202    10.08     83     1.65%       0.49%    40.51%
   2002...............................................  3,631     7.17     26     1.65%       0.11%   (23.65)%
   2001...............................................    924     9.39      9     1.65%       0.00%   (13.63)%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2005............................................... 25,255    10.17    257     1.65%       1.18%     4.00%
   2004............................................... 23,156     9.78    227     1.65%       0.67%     7.34%
   2003............................................... 34,292     9.11    313     1.65%       0.79%    24.35%
   2002............................................... 24,867     7.33    182     1.65%       0.21%   (20.37)%
   2001...............................................  2,197     9.20     20     1.65%       0.00%   (11.76)%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2005...............................................  4,358    16.91     74     1.65%       0.00%     7.91%
   2004...............................................  4,764    15.67     75     1.65%       0.00%    17.21%
   2003...............................................  4,423    13.37     59     1.65%       0.00%    41.87%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income    Total
Type III:                                              Units  Unit Value 000s  Net Assets    Ratio     Return
---------                                              ------ ---------- ---- ------------ ---------- ------
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio
   (U.S. Dollar Hedged) -- Administrative Class Shares
   2005...............................................  1,537   $11.88   $ 18     1.65%       3.21%     3.42%
   2004...............................................  1,583    11.49     18     1.65%       2.94%     3.82%
   2003...............................................  1,590    11.06     18     1.65%       2.64%     0.57%
   2002...............................................  1,640    11.00     18     1.65%       1.97%     6.40%
   2001...............................................    797    10.34      8     1.65%       1.44%     5.80%
 High Yield Portfolio -- Administrative Class Shares
   2005............................................... 18,941    12.99    246     1.65%       6.60%     2.40%
   2004............................................... 19,854    12.68    252     1.65%       6.78%     7.73%
   2003............................................... 26,070    11.77    307     1.65%       7.38%    20.82%
   2002............................................... 13,819     9.74    135     1.65%       7.28%    (2.82)%
   2001...............................................    317    10.03      3     1.65%       2.10%     0.59%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2005............................................... 19,045    13.73    261     1.65%       4.43%     3.02%
   2004............................................... 18,407    13.33    245     1.65%       4.35%     5.79%
   2003............................................... 23,243    12.60    293     1.65%       4.02%     2.18%
   2002............................................... 27,306    12.33    337     1.65%       3.35%    15.64%
   2001............................................... 10,046    10.66    107     1.65%       0.94%     4.09%
 Total Return Portfolio -- Administrative Class Shares
   2005............................................... 55,425    12.15    674     1.65%       4.34%     0.76%
   2004............................................... 64,580    12.06    779     1.65%       2.65%     3.16%
   2003............................................... 85,023    11.69    994     1.65%       3.31%     3.31%
   2002............................................... 62,340    11.32    706     1.65%       3.39%     7.27%
   2001...............................................  8,306    10.55     88     1.65%       1.43%     6.57%
Rydex Variable Trust:
 OTC Fund
   2005...............................................  3,335     7.89     26     1.65%       0.00%    (0.55)%
   2004...............................................  8,330     7.94     66     1.65%       0.00%     7.54%
   2003...............................................  4,636     7.38     34     1.65%       0.00%    43.02%
   2002...............................................  5,514     5.16     28     1.65%       0.00%   (39.86)%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005...............................................  1,254    12.22     15     1.65%       0.75%     2.40%
   2004...............................................  1,461    11.94     17     1.65%       0.52%    15.49%
   2003...............................................  1,315    10.34     14     1.65%       0.13%    28.61%
 Emerging Growth Portfolio -- Class II Shares
   2005...............................................  1,490     9.48     14     1.65%       0.01%     5.87%
   2004...............................................     41     8.96      1     1.65%       0.00%     5.02%
   2003...............................................     12     8.53      1     1.65%       0.00%    18.77%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as  Investment
                                                                ----------------- % of Average   Income    Total
Type IV:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                                ------- ---------- ------ ------------ ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I shares
   2005................................................   5,050   $14.25   $   72     1.60%       0.00%     4.06%
   2004................................................   5,177    13.70       71     1.60%       0.00%    10.01%
   2003................................................   3,492    12.45       43     1.60%       0.00%    24.65%
 AIM V.I. Basic Value Fund -- Series II shares
   2005................................................  69,455    14.59    1,013     1.60%       0.52%     3.75%
   2004................................................  62,802    14.06      883     1.60%       0.00%     9.07%
   2003................................................  19,517    12.89      252     1.60%       0.00%    28.95%
 AIM V.I. Blue Chip Fund -- Series I shares
   2005................................................  13,812    12.52      173     1.60%       0.67%     1.85%
   2004................................................   9,699    12.29      119     1.60%       0.17%     3.00%
   2003................................................   1,160    11.94       14     1.60%       0.00%    23.14%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2005................................................  16,101    10.59      171     1.60%       0.07%     7.10%
   2004................................................  16,724     9.89      165     1.60%       0.00%     4.92%
   2003................................................  12,730     9.43      120     1.60%       0.00%    27.45%
   2002................................................   5,694     7.40       42     1.60%       0.00%   (26.03)%
 AIM V.I. Growth Fund -- Series I shares
   2005................................................  12,697    10.03      127     1.60%       0.00%     5.76%
   2004................................................  16,434     9.48      156     1.60%       0.00%     6.50%
   2003................................................  17,646     8.90      157     1.60%       0.00%    29.14%
   2002................................................   8,091     6.89       56     1.60%       0.00%   (31.08)%
 AIM V.I. International Growth Fund -- Series II shares
   2005................................................  19,585    12.31      241     1.60%       0.94%    15.83%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005................................................  26,399     9.33      246     1.60%       0.79%     3.97%
   2004................................................  29,888     8.98      268     1.60%       0.45%     4.08%
   2003................................................  29,648     8.63      256     1.60%       0.34%    23.08%
   2002................................................  18,661     7.01      131     1.60%       0.49%   (29.91)%
 AIM V.I. Real Estate Fund -- Series II shares
   2005................................................   1,448    11.48       17     1.60%       2.77%    14.78%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Global Technology
   Portfolio -- Class B
   2005................................................  10,326    13.89      143     1.60%       0.00%     1.99%
   2004................................................   9,531    13.62      130     1.60%       0.00%     3.41%
   2003................................................   8,384    13.17      110     1.60%       0.00%    31.69%
 AllianceBernstein Growth and Income
   Portfolio -- Class B
   2005................................................ 284,268    11.08    3,150     1.60%       1.24%     2.93%
   2004................................................ 261,035    10.76    2,810     1.60%       0.74%     9.44%
   2003................................................ 169,732     9.84    1,669     1.60%       0.78%    30.07%
   2002................................................  70,629     7.56      534     1.60%       0.55%   (24.38)%
 AllianceBernstein International Value
   Portfolio -- Class B
   2005................................................  22,694    12.08      274     1.60%       1.01%    14.66%
   2004................................................   3,222    10.54       34     1.60%       0.00%     5.38%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                            Net Assets     Expenses as  Investment
                                                         ----------------- % of Average   Income    Total
Type IV:                                          Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                          ------ ---------- ------ ------------ ---------- ------
 AllianceBernstein Large Cap Growth
   Portfolio -- Class B
   2005.......................................... 90,714   $10.43   $  946     1.60%       0.00%    13.01%
   2004.......................................... 86,258     9.23      796     1.60%       0.00%     6.61%
   2003.......................................... 66,220     8.66      573     1.60%       0.00%    21.39%
   2002.......................................... 10,095     7.13       72     1.60%       0.00%   (28.70)%
 AllianceBernstein Small Cap Growth
   Portfolio -- Class B
   2005..........................................  6,126    11.52       71     1.60%       0.00%     3.18%
   2004..........................................  6,232    11.16       70     1.60%       0.00%    12.56%
   2003..........................................  8,989     9.92       89     1.60%       0.00%    46.30%
   2002..........................................  7,344     6.78       50     1.60%       0.00%   (32.21)%
American Century Variable Portfolios, Inc.:
 VP Income & Growth Fund -- Class I
   2005.......................................... 17,840    14.33      256     1.60%       1.86%     2.96%
   2004.......................................... 11,847    13.92      165     1.60%       1.37%    11.19%
   2003..........................................  8,523    12.52      107     1.60%       0.00%    27.28%
 VP International Fund -- Class I
   2005.......................................... 11,433    15.02      172     1.60%       1.02%    11.45%
   2004..........................................  8,770    13.48      118     1.60%       0.21%    13.09%
   2003..........................................  2,047    11.92       24     1.60%       0.00%    22.52%
 VP Ultra(R) Fund -- Class I
   2005.......................................... 45,479    12.96      589     1.60%       0.00%     0.54%
   2004.......................................... 29,179    12.89      376     1.60%       0.00%     8.91%
   2003..........................................    662    11.83        8     1.60%       0.00%    22.90%
 VP Value Fund -- Class I
   2005.......................................... 97,809    14.66    1,434     1.60%       6.17%     3.36%
   2004.......................................... 87,690    14.18    1,244     1.60%       0.92%    12.50%
   2003.......................................... 63,811    12.61      805     1.60%       0.84%    26.90%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005.......................................... 15,057     9.95      150     1.60%       2.81%    (0.50)%
Dreyfus:
 Dreyfus Investment Portfolios -- MidCap Stock
   Portfolio -- Initial Shares
   2005..........................................  3,849    15.29       59     1.60%       0.03%     7.43%
   2004..........................................  3,913    14.23       56     1.60%       0.53%    12.64%
   2003..........................................  1,353    12.63       17     1.60%       0.43%    29.62%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial Shares
   2005.......................................... 21,848     9.35      204     1.60%       0.00%     1.96%
   2004.......................................... 18,353     9.17      168     1.60%       0.60%     4.51%
   2003..........................................  2,414     8.77       21     1.60%       0.15%    23.99%
 Dreyfus Variable Investment Fund -- Money Market
   Portfolio
   2005.......................................... 50,673     9.88      500     1.60%       2.67%     1.03%
   2004.......................................... 57,513     9.78      562     1.60%       0.63%    (1.05)%
   2003..........................................    550     9.88        5     1.60%       0.35%    (1.08)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type IV:                                                Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                               ------- ---------- ------ ------------ ---------- ------
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005............................................... 333,526   $10.44   $3,483     1.60%       4.06%     2.20%
   2004............................................... 250,029    10.22    2,555     1.60%       2.76%     1.19%
   2003...............................................  28,306    10.10      286     1.60%       1.64%     1.31%
 VT Worldwide Health Sciences Fund
   2005...............................................  41,445    14.64      607     1.60%       0.00%     5.32%
   2004...............................................  33,095    13.90      460     1.60%       0.00%     4.54%
   2003...............................................  13,554    13.30      180     1.60%       0.00%    27.90%
FAM Variable Series Fund, Inc.
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005...............................................   6,660    10.97       73     1.60%       0.29%     0.98%
   2004...............................................   2,080    10.87       23     1.60%       1.91%     8.67%
 Mercury Global Allocation V.I. Fund -- Class III
   Shares
   2005...............................................   2,538    11.05       28     1.60%       0.00%    10.54%
 Mercury Large Cap Growth V.I. Fund -- Class III
   Shares
   2005...............................................   4,175    11.80       49     1.60%       0.00%     8.71%
   2004...............................................   2,808    10.85       30     1.60%       0.20%     8.53%
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005...............................................   7,452    12.14       90     1.60%       1.01%     8.35%
   2004...............................................   1,463    11.21       16     1.60%      18.24%    12.05%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005...............................................  86,487    12.81    1,108     1.60%       6.59%     0.64%
   2004...............................................  71,122    12.73      906     1.60%       6.04%     8.40%
   2003...............................................  37,414    11.75      439     1.60%       6.55%    19.85%
   2002...............................................  12,646     9.80      124     1.60%       6.18%    (1.99)%
 Federated Kaufmann Fund II -- Service Shares
   2005...............................................  83,653    16.35    1,367     1.60%       0.00%     9.11%
   2004...............................................  65,988    14.98      989     1.60%       0.00%    12.65%
   2003...............................................  17,950    13.30      239     1.60%       0.00%    33.00%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005...............................................     497    10.57        5     1.60%       0.33%     2.13%
   2004...............................................     519    10.35        5     1.60%       0.00%     3.52%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005............................................... 398,677    14.41    5,745     1.60%       0.10%    14.79%
   2004............................................... 266,394    12.55    3,344     1.60%       0.15%    13.32%
   2003............................................... 135,316    11.08    1,499     1.60%       0.22%    26.15%
   2002...............................................  60,564     8.78      532     1.60%       0.09%   (12.17)%
 VIP Dynamic Capital Appreciation Portfolio -- Service
   Class 2
   2005...............................................   2,040    14.00       29     1.60%       0.00%    18.75%
   2004...............................................      97    11.79        1     1.60%       0.00%     0.00%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets     Expenses as  Investment
                                                              ----------------- % of Average   Income    Total
Type IV:                                               Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                              ------- ---------- ------ ------------ ---------- ------
 VIP Equity-Income Portfolio -- Service Class 2
   2005.............................................. 224,213   $11.43   $2,562     1.60%       1.75%     3.89%
   2004.............................................. 213,582    11.00    2,349     1.60%       1.15%     9.45%
   2003.............................................. 102,175    10.05    1,027     1.60%       0.98%    27.95%
   2002..............................................  33,456     7.85      263     1.60%       0.45%   (21.47)%
 VIP Growth & Income Portfolio -- Service Class 2
   2005.............................................. 134,916    10.86    1,465     1.60%       1.22%     5.69%
   2004.............................................. 120,440    10.27    1,237     1.60%       0.56%     3.84%
   2003..............................................  33,551     9.89      332     1.60%       0.85%    21.47%
   2002..............................................  19,172     8.15      156     1.60%       0.29%   (18.54)%
 VIP Growth Portfolio -- Service Class 2
   2005..............................................  93,375     9.35      873     1.60%       0.25%     3.82%
   2004.............................................. 103,478     9.01      932     1.60%       0.11%     1.47%
   2003..............................................  62,076     8.88      551     1.60%       0.09%    30.42%
   2002..............................................  20,580     6.81      140     1.60%       0.04%   (31.93)%
 VIP Mid Cap Portfolio -- Service Class 2
   2005.............................................. 203,574    17.00    3,462     1.60%       0.00%    16.13%
   2004.............................................. 146,394    14.64    2,143     1.60%       0.00%    22.66%
   2003..............................................  95,913    11.94    1,145     1.60%       0.21%    36.04%
   2002..............................................  48,119     8.77      422     1.60%       0.12%   (12.26)%
 VIP Value Strategies Portfolio -- Service Class 2
   2005..............................................   2,081    11.35       24     1.60%       0.09%     0.79%
   2004..............................................   1,000    11.26       11     1.60%       0.00%    12.63%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005..............................................  28,591    10.40      297     1.60%       0.04%     3.96%
 Franklin Large Cap Growth Securities Fund -- Class 2
   Shares
   2005..............................................  19,756    12.99      257     1.60%       0.57%    (0.55)%
   2004..............................................  17,459    13.06      228     1.60%       0.43%     6.21%
   2003..............................................   6,139    12.30       75     1.60%       0.30%    24.92%
 Mutual Shares Securities Fund -- Class 2 Shares
   2005..............................................  22,235    14.53      323     1.60%       0.94%     8.79%
   2004..............................................  22,138    13.36      296     1.60%       0.78%    10.83%
   2003..............................................   6,192    12.05       75     1.60%       0.50%    23.15%
 Templeton Foreign Securities Fund -- Class 2 Shares
   2005..............................................  77,610    15.74    1,221     1.60%       1.14%     8.41%
   2004..............................................  71,929    14.52    1,044     1.60%       1.06%    16.63%
   2003..............................................  43,314    12.45      539     1.60%       0.05%    30.10%
 Templeton Global Asset Allocation Fund -- Class 2
   Shares
   2005..............................................  12,832    15.20      195     1.60%       2.78%     1.90%
   2004..............................................   6,665    14.92       99     1.60%       2.89%    13.87%
   2003..............................................     896    13.10       12     1.60%       1.27%    29.84%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                          Net Assets     Expenses as  Investment
                                       ----------------- % of Average   Income    Total
Type IV:                       Units   Unit Value  000s   Net Assets    Ratio     Return
--------                     --------- ---------- ------ ------------ ---------- ------
GE Investments Funds, Inc.:
 Income Fund
   2005.....................   143,594   $11.08   $1,591     1.60%       4.97%     0.41%
   2004.....................   156,106    11.03    1,723     1.60%       5.88%     1.77%
   2003.....................    84,484    10.84      916     1.60%       6.61%     1.94%
   2002.....................     1,450    10.64       15     1.60%       3.28%     6.36%
 Mid-Cap Equity Fund
   2005.....................    89,802    13.17    1,183     1.60%       2.60%     9.96%
   2004.....................    85,624    11.98    1,025     1.60%       1.12%    14.17%
   2003.....................    60,649    10.49      636     1.60%       1.57%    30.81%
   2002.....................    28,293     8.02      227     1.60%       1.07%   (19.81)%
 Money Market Fund
   2005.....................   998,082     0.99      993     1.60%       2.76%     1.17%
   2004..................... 1,138,513     0.98    1,120     1.60%       1.00%    (0.66)%
   2003.....................   689,523     0.99      683     1.60%       0.79%    (0.83)%
   2002.....................   449,804     1.00      450     1.60%       1.43%    (0.16)%
 Premier Growth Equity Fund
   2005.....................    56,444    10.12      571     1.60%       0.37%    (0.32)%
   2004.....................    51,834    10.15      526     1.60%       0.65%     5.32%
   2003.....................    36,081     9.64      348     1.60%       0.19%    26.85%
   2002.....................    11,446     7.60       87     1.60%       0.05%   (24.00)%
 Real Estate Securities Fund
   2005.....................    65,785    17.88    1,176     1.60%       6.63%    10.00%
   2004.....................    46,125    16.25      750     1.60%       6.94%    30.25%
   2003.....................    13,021    12.48      162     1.60%       9.97%    24.79%
 S&P 500(R) Index Fund
   2005.....................   692,994    10.63    7,370     1.60%       1.73%     2.84%
   2004.....................   695,382    10.34    7,191     1.60%       2.03%     8.69%
   2003.....................   337,746     9.51    3,213     1.60%       1.60%    26.22%
   2002.....................    46,625     7.54      352     1.60%       1.64%   (24.63)%
 Small-Cap Value Equity Fund
   2005.....................   113,582    12.54    1,425     1.60%       1.09%     7.78%
   2004.....................   103,448    11.64    1,204     1.60%       5.83%    13.31%
   2003.....................    91,102    10.27      936     1.60%       0.08%    22.13%
   2002.....................    51,245     8.41      431     1.60%       0.45%   (15.89)%
 Total Return Fund
   2005.....................   235,563    12.41    2,923     1.60%       2.28%     2.02%
   2004.....................   202,048    12.16    2,457     1.60%       2.48%     6.46%
   2003.....................    31,429    11.42      359     1.60%       1.76%    14.25%
 U.S. Equity Fund
   2005.....................    28,946    10.14      294     1.60%       1.08%     0.87%
   2004.....................    23,804    10.05      239     1.60%       1.35%     6.44%
   2003.....................    20,235     9.45      191     1.60%       0.93%    21.31%
   2002.....................    12,337     7.79       96     1.60%       0.88%   (22.13)%
 Value Equity Fund
   2005.....................    75,513    10.62      802     1.60%       1.29%     2.40%
   2004.....................    74,152    10.37      769     1.60%       1.31%     7.82%
   2003.....................    57,237     9.62      551     1.60%       1.85%    22.07%
   2002.....................    26,584     7.88      209     1.60%       1.41%   (21.18)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                             Net Assets     Expenses as  Investment
                                                          ----------------- % of Average   Income    Total
Type IV:                                           Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                          ------- ---------- ------ ------------ ---------- ------
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Mid Cap Value Fund
   2005..........................................  11,969   $11.38   $  136     1.60%       3.15%    13.77%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive
   Growth Fund -- Class II
   2005..........................................  12,396    14.51      180     1.60%       0.00%     7.89%
   2004..........................................   4,016    13.45       54     1.60%       0.00%     7.05%
   2003..........................................   2,366    12.56       30     1.60%       0.00%    25.61%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005.......................................... 183,799    11.48    2,111     1.60%       2.07%     5.94%
   2004.......................................... 190,850    10.84    2,069     1.60%       2.34%     6.56%
   2003.......................................... 167,564    10.17    1,704     1.60%       1.98%    11.90%
   2002..........................................  80,645     9.09      733     1.60%       2.58%    (9.10)%
 Forty Portfolio -- Service Shares
   2005..........................................   4,198    12.82       54     1.60%       0.01%    10.76%
   2004..........................................   4,628    11.58       54     1.60%       0.03%    16.08%
   2003..........................................   3,856     9.97       38     1.60%       0.28%    18.31%
 Global Life Sciences Portfolio -- Service Shares
   2005..........................................   2,972    11.71       35     1.60%       0.00%    10.53%
   2004..........................................   2,737    10.59       29     1.60%       0.00%    12.40%
   2003..........................................   2,674     9.42       25     1.60%       0.00%    24.17%
   2002..........................................     198     7.59        2     1.60%       0.00%   (24.11)%
 Global Technology Portfolio -- Service Shares
   2005..........................................   4,143     9.33       39     1.60%       0.00%     9.77%
   2004..........................................   4,611     8.50       39     1.60%       0.00%    (1.04)%
   2003..........................................   4,316     8.59       37     1.60%       0.00%    44.13%
   2002..........................................   3,896     5.96       23     1.60%       0.00%   (40.39)%
 International Growth Portfolio -- Service Shares
   2005..........................................  29,607    14.72      436     1.60%       1.08%    29.84%
   2004..........................................  33,797    11.34      383     1.60%       0.93%    16.79%
   2003..........................................  30,783     9.71      299     1.60%       1.00%    32.38%
   2002..........................................   5,962     7.33       44     1.60%       0.64%   (26.67)%
 Large Cap Growth Portfolio -- Service Shares
   2005..........................................   6,190     9.61       59     1.60%       0.13%     2.35%
   2004..........................................   8,425     9.39       79     1.60%       0.00%     2.53%
   2003..........................................   9,756     9.16       89     1.60%       0.00%    29.39%
   2002..........................................   6,285     7.08       45     1.60%       0.00%   (29.22)%
 Mid Cap Growth Portfolio -- Service Shares
   2005..........................................   7,075    13.42       95     1.60%       0.00%    10.24%
   2004..........................................   7,352    12.17       89     1.60%       0.00%    18.55%
   2003..........................................   6,079    10.27       62     1.60%       0.00%    32.61%
   2002..........................................   5,577     7.74       43     1.60%       0.00%   (22.58)%
 Worldwide Growth Portfolio -- Service Shares
   2005..........................................  37,897     9.54      362     1.60%       1.26%     3.88%
   2004..........................................  34,824     9.19      320     1.60%       0.89%     2.86%
   2003..........................................  40,941     8.93      366     1.60%       0.91%    21.70%
   2002..........................................  33,137     7.34      243     1.60%       0.76%   (26.60)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as  Investment
                                                                ----------------- % of Average   Income    Total
Type IV:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                                ------- ---------- ------ ------------ ---------- ------
J.P. Morgan Series Trust II:
 Bond Portfolio
   2005................................................ 143,327   $10.79   $1,547     1.60%       4.36%     1.17%
   2004................................................  99,245    10.67    1,059     1.60%       3.39%     2.62%
   2003................................................  23,893    10.40      248     1.60%       0.63%     2.06%
 International Equity Portfolio
   2005................................................   7,521    16.32      123     1.60%       0.72%     8.93%
   2004................................................   4,494    14.98       67     1.60%       0.48%    16.48%
   2003................................................     950    12.86       12     1.60%       0.00%    30.33%
 Mid Cap Value Portfolio
   2005................................................ 152,287    16.59    2,526     1.60%       0.96%     7.47%
   2004................................................ 122,140    15.44    1,885     1.60%       0.56%    19.12%
   2003................................................  52,773    12.96      684     1.60%       0.31%    27.55%
 Small Company Portfolio
   2005................................................  18,831    16.37      308     1.60%       0.00%     1.77%
   2004................................................  15,882    16.09      256     1.60%       0.00%    25.14%
   2003................................................   4,609    12.86       59     1.60%       0.00%    33.80%
 U.S. Large Cap Core Equity Portfolio
   2005................................................   9,679    13.29      129     1.60%       1.17%    (0.27)%
   2004................................................   8,192    13.33      109     1.60%       0.83%     7.74%
   2003................................................   2,737    12.37       34     1.60%       0.00%    26.09%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2005................................................  91,062     9.61      875     1.60%       0.14%     2.56%
   2004................................................  82,552     9.37      773     1.60%       0.00%     7.24%
   2003................................................  51,479     8.73      450     1.60%       0.00%    20.64%
   2002................................................  20,603     7.24      149     1.60%       0.00%   (27.61)%
 MFS(R) Investors Trust Series -- Service Class Shares
   2005................................................ 184,962    10.62    1,965     1.60%       0.29%     5.32%
   2004................................................ 178,250    10.09    1,798     1.60%       0.37%     9.35%
   2003................................................  86,862     9.23      801     1.60%       0.47%    19.89%
   2002................................................  35,076     7.70      270     1.60%       0.31%   (23.04)%
 MFS(R) New Discovery Series -- Service Class Shares
   2005................................................  49,351     9.69      478     1.60%       0.00%     3.36%
   2004................................................  48,727     9.38      457     1.60%       0.00%     4.51%
   2003................................................  45,717     8.97      410     1.60%       0.00%    31.30%
   2002................................................   7,509     6.83       51     1.60%       0.00%   (31.66)%
 MFS(R) Strategic Income Series -- Service Class Shares
   2005................................................  29,430    11.78      347     1.60%       5.25%     0.00%
   2004................................................  13,199    11.78      156     1.60%       4.11%     5.82%
   2003................................................   5,724    11.13       64     1.60%       0.00%     8.34%
 MFS(R) Total Return Series -- Service Class Shares
   2005................................................  78,093    12.62      985     1.60%       1.60%     0.96%
   2004................................................  38,814    12.50      485     1.60%       0.99%     9.25%
   2003................................................   5,547    11.44       63     1.60%       0.36%    14.15%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type IV:                                                Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                               ------- ---------- ------ ------------ ---------- ------
 MFS(R) Utilities Series -- Service Class Shares
   2005...............................................  51,763   $15.61   $  808     1.60%       0.46%    14.71%
   2004...............................................  34,079    13.61      464     1.60%       1.14%    27.77%
   2003...............................................   8,480    10.65       90     1.60%       2.09%    33.41%
   2002...............................................   4,054     7.99       32     1.60%       2.08%   (20.14)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005...............................................  43,137    14.52      627     1.60%       0.00%     5.73%
   2004...............................................  32,534    13.74      447     1.60%       0.00%    11.23%
   2003...............................................  17,018    12.35      210     1.60%       0.00%    23.49%
 Nations Marsico International Opportunities Portfolio
   2005...............................................  41,320    18.05      746     1.60%       1.07%    17.62%
   2004...............................................  29,327    15.35      450     1.60%       0.52%    14.73%
   2003...............................................   8,270    13.38      111     1.60%       0.01%    33.77%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2005...............................................   9,710    15.53      151     1.60%       0.00%    10.20%
   2004...............................................   8,229    14.09      116     1.60%       0.00%    17.52%
   2003...............................................   4,842    11.99       58     1.60%       0.00%    19.90%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005...............................................  51,345    11.16      573     1.60%       1.12%     2.02%
   2004...............................................  10,799    10.94      118     1.60%       0.00%     9.38%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2005............................................... 218,436    13.79    3,013     1.60%       0.68%     3.19%
   2004............................................... 199,631    13.37    2,668     1.60%       0.15%     4.91%
   2003...............................................  66,420    12.74      846     1.60%       0.03%    28.60%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005............................................... 154,205    13.83    2,132     1.60%       0.77%    12.24%
   2004............................................... 116,739    12.32    1,438     1.60%       1.04%    16.98%
   2003...............................................  89,718    10.53      945     1.60%       0.49%    40.58%
   2002...............................................  47,524     7.49      356     1.60%       0.11%   (25.09)%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2005............................................... 343,711    10.89    3,742     1.60%       1.18%     4.05%
   2004............................................... 331,477    10.46    3,468     1.60%       0.67%     7.40%
   2003............................................... 242,188     9.74    2,359     1.60%       0.79%    24.42%
   2002............................................... 127,593     7.83      999     1.60%       0.21%   (21.70)%
 Oppenheimer Main Street Small Cap
   Fund/VA -- Service Shares
   2005............................................... 116,049    16.94    1,966     1.60%       0.00%     7.96%
   2004...............................................  97,208    15.69    1,525     1.60%       0.00%    17.27%
   2003...............................................  53,612    13.38      717     1.60%       0.00%    41.94%
PIMCO Variable Insurance Trust:
 All Asset Portfolio -- Advisor Class Shares
   2005...............................................   3,762    10.40       39     1.60%       7.90%     4.03%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type IV:                                                Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                               ------- ---------- ------ ------------ ---------- ------
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2005...............................................   7,788   $11.52   $   90     1.60%       3.21%     3.47%
   2004...............................................   7,254    11.13       81     1.60%       2.94%     3.87%
   2003...............................................   3,381    10.72       36     1.60%       2.64%     0.62%
   2002...............................................   3,186    10.65       34     1.60%       1.97%    (6.50)%
 High Yield Portfolio -- Administrative Class Shares
   2005............................................... 146,080    12.97    1,894     1.60%       6.60%     2.45%
   2004............................................... 130,738    12.66    1,655     1.60%       6.78%     7.79%
   2003...............................................  76,350    11.74      897     1.60%       7.38%    20.88%
   2002...............................................  39,904     9.71      387     1.60%       7.28%    (2.85)%
 Long-Term U.S. Government
   Portfolio -- Administrative Class Shares
   2005............................................... 240,910    13.05    3,143     1.60%       4.43%     3.07%
   2004............................................... 200,187    12.66    2,534     1.60%       4.35%     5.84%
   2003............................................... 130,619    11.96    1,562     1.60%       4.02%     2.23%
   2002............................................... 101,339    11.70    1,186     1.60%       3.35%   (16.97)%
 Low Duration Portfolio -- Advisor Class Shares
   2005...............................................  18,052     9.98      180     1.60%       2.26%    (0.20)%
 Total Return Portfolio -- Administrative Class Shares
   2005............................................... 558,252    11.50    6,420     1.60%       4.34%     0.81%
   2004............................................... 507,955    11.41    5,794     1.60%       2.65%     3.21%
   2003............................................... 389,832    11.05    4,309     1.60%       3.31%     3.36%
   2002............................................... 242,867    10.69    2,596     1.60%       3.39%    (6.94)%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2005...............................................   3,107    16.69       52     1.60%       0.00%    19.33%
   2004...............................................     965    13.99       14     1.60%       0.00%     0.00%
 Jennison Portfolio -- Class II Shares
   2005...............................................   2,683    14.61       39     1.60%       0.00%    12.21%
   2004...............................................   5,487    13.02       71     1.60%       0.04%     7.47%
   2003...............................................   4,620    12.12       56     1.60%       0.00%    21.16%
 Natural Resources Portfolio -- Class II
   2005...............................................   2,289    14.85       34     1.60%       0.00%    48.45%
Rydex Variable Trust:
 OTC Fund
   2005...............................................  49,381     9.39      464     1.60%       0.00%    (0.50)%
   2004...............................................  48,742     9.44      460     1.60%       0.00%     7.60%
   2003...............................................  26,900     8.77      236     1.60%       0.00%    43.09%
   2002...............................................  13,798     6.13       85     1.60%       0.00%   (38.70)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005...............................................  11,983    14.02      168     1.60%       0.77%     2.06%
   2004...............................................   9,185    13.74      126     1.60%       0.31%     6.34%
   2003...............................................   1,498    12.92       19     1.60%       0.00%    29.20%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type IV:                                                Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                                ------ ---------- ------ ------------ ---------- ------
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B Shares
   2005................................................ 10,180   $15.18   $  155     1.60%       0.10%     1.62%
   2004................................................  6,392    14.94       95     1.60%       0.00%    (0.15)%
   2003................................................  2,760    14.96       41     1.60%       0.00%    43.85%
 SVS Dreman High Return Equity Portfolio -- Class B
   Shares
   2005................................................ 30,460    14.71      448     1.60%       1.31%     5.80%
   2004................................................ 29,297    13.90      407     1.60%       1.10%    11.81%
   2003................................................ 17,801    12.44      221     1.60%       1.48%    29.38%
 SVS Dreman Small Cap Value Portfolio -- Class B
   Shares
   2005................................................ 25,761    17.88      461     1.60%       0.31%     8.03%
   2004................................................ 20,023    16.55      331     1.60%       0.28%    23.52%
   2003................................................  3,257    13.40       44     1.60%       0.00%    39.38%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005................................................ 91,949    12.25    1,126     1.60%       0.75%     2.45%
   2004................................................ 61,659    11.95      737     1.60%       0.52%    15.55%
   2003................................................ 23,679    10.35      245     1.60%       0.13%    28.68%
 Emerging Growth Portfolio -- Class II Shares
   2005................................................ 10,502     9.50      100     1.60%       0.01%     5.92%
   2004................................................  9,109     8.97       82     1.60%       0.00%     5.07%
   2003................................................  6,477     8.54       55     1.60%       0.00%    18.83%

Type V:
-------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005................................................  3,805    14.51       55     1.80%       0.52%     3.54%
   2004................................................  7,503    14.02      105     1.80%       0.00%     8.84%
   2003................................................  6,296    12.88       81     1.80%       0.00%    28.77%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2005................................................  2,675    10.51       28     1.80%       0.07%     6.88%
   2004................................................  2,844     9.83       28     1.80%       0.00%     4.71%
   2003................................................  2,931     9.39       28     1.80%       0.00%    27.19%
 AIM V.I. Growth Fund -- Series I shares
   2005................................................  3,495     9.95       35     1.80%       0.00%     5.55%
   2004................................................  3,458     9.42       33     1.80%       0.00%     6.28%
   2003................................................  3,385     8.87       30     1.80%       0.00%    28.88%
   2002................................................  1,967     6.88       14     1.80%       0.00%   (26.15)%
 AIM V.I. International Growth Fund -- Series II shares
   2005................................................  2,267    12.28       28     1.80%       0.94%    15.59%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005................................................  4,630     9.26       43     1.80%       0.79%     3.76%
   2004................................................  7,267     8.93       65     1.80%       0.45%     3.87%
   2003................................................  6,455     8.59       55     1.80%       0.34%    22.83%
   2002................................................ 15,527     7.00      109     1.80%       0.49%   (30.03)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type V:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                                ------- ---------- ------ ------------ ---------- ------
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Global Technology
   Portfolio -- Class B
   2005...............................................     524   $13.81   $    7     1.80%       0.00%     1.79%
   2004...............................................   3,077    13.57       42     1.80%       0.00%     3.20%
   2003...............................................   3,005    13.15       40     1.80%       0.00%    31.51%
 AllianceBernstein Growth and Income
   Portfolio -- Class B
   2005...............................................  86,656    10.99      953     1.80%       1.24%     2.72%
   2004...............................................  87,605    10.70      938     1.80%       0.74%     9.22%
   2003...............................................  72,558     9.80      711     1.80%       0.78%    29.81%
   2002...............................................  29,436     7.55      222     1.80%       0.55%   (24.51)%
 AllianceBernstein International Value
   Portfolio -- Class B
   2005...............................................   5,913    12.06       71     1.80%       1.01%    14.43%
 AllianceBernstein Large Cap Growth
   Portfolio -- Class B
   2005...............................................  17,191    10.35      178     1.80%       0.00%    12.78%
   2004...............................................  19,610     9.18      180     1.80%       0.00%     6.40%
   2003...............................................  16,464     8.62      142     1.80%       0.00%    21.15%
   2002...............................................   3,300     7.12       23     1.80%       0.00%   (28.81)%
American Century Variable Portfolios, Inc.:
 VP International Fund -- Class I
   2005...............................................   1,594    14.92       24     1.80%       1.02%    11.22%
 VP Ultra(R) Fund -- Class I
   2005...............................................   1,225    12.87       16     1.80%       0.00%     0.33%
   2004...............................................   1,061    12.83       14     1.80%       0.00%     8.68%
   2003...............................................     902    11.80       11     1.80%       0.00%    22.65%
 VP Value Fund -- Class I
   2005...............................................     155    14.56        2     1.80%       6.17%     3.15%
Dreyfus:
 Dreyfus Variable Investment Fund -- Money Market
   Portfolio
   2005...............................................   2,189     9.81       21     1.80%       2.67%     0.82%
   2004...............................................   3,207     9.73       31     1.80%       0.63%     0.00%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005............................................... 119,710    10.37    1,242     1.80%       4.06%     2.00%
   2004...............................................  73,987    10.17      752     1.80%       2.76%     0.98%
   2003...............................................   8,927    10.07       90     1.80%       1.64%     1.11%
 VT Worldwide Health Sciences Fund
   2005...............................................   2,222    14.55       32     1.80%       0.00%     5.11%
   2004...............................................   2,313    13.84       32     1.80%       0.00%     4.33%
   2003...............................................   1,094    13.27       15     1.80%       0.00%    27.64%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                               Net Assets    Expenses as  Investment
                                                             --------------- % of Average   Income    Total
Type V:                                               Units  Unit Value 000s  Net Assets    Ratio     Return
-------                                               ------ ---------- ---- ------------ ---------- ------
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005..............................................  9,934   $12.71   $126     1.80%       6.59%     0.44%
   2004..............................................  8,133    12.66    103     1.80%       6.04%     8.18%
   2003.............................................. 10,220    11.70    120     1.80%       6.55%    19.60%
   2002..............................................  1,030     9.78     10     1.80%       6.18%    (2.16)%
 Federated Kaufmann Fund II -- Service Shares
   2005..............................................  7,779    16.26    126     1.80%       0.00%     8.89%
   2004..............................................  5,995    14.93     90     1.80%       0.00%    12.42%
   2003..............................................  3,471    13.28     46     1.80%       0.00%    32.81%
Fidelity Variable Insurance Products Fund:
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005.............................................. 53,025    14.30    758     1.80%       0.10%    14.55%
   2004.............................................. 29,932    12.48    374     1.80%       0.15%    13.09%
   2003.............................................. 13,793    11.04    152     1.80%       0.22%    25.89%
   2002..............................................  2,258     8.77     20     1.80%       0.09%   (12.32)%
 VIP Equity-Income Portfolio -- Service Class 2
   2005.............................................. 65,539    11.34    743     1.80%       1.75%     3.68%
   2004.............................................. 60,159    10.94    658     1.80%       1.15%     9.23%
   2003.............................................. 52,444    10.01    525     1.80%       0.98%    27.69%
   2002.............................................. 22,674     7.84    178     1.80%       0.45%   (21.60)%
 VIP Growth & Income Portfolio -- Service Class 2
   2005..............................................  7,979    10.77     86     1.80%       1.22%     5.47%
   2004..............................................  4,319    10.22     44     1.80%       0.56%     3.62%
   2003.............................................. 13,084     9.86    129     1.80%       0.85%    21.22%
   2002.............................................. 10,477     8.13     85     1.80%       0.29%   (18.68)%
 VIP Growth Portfolio -- Service Class 2
   2005..............................................  7,972     9.28     74     1.80%       0.25%     3.61%
   2004..............................................  7,706     8.96     69     1.80%       0.11%     1.27%
   2003..............................................  4,875     8.85     43     1.80%       0.09%    30.16%
   2002..............................................  1,830     6.80     12     1.80%       0.04%   (32.04)%
 VIP Mid Cap Portfolio -- Service Class 2
   2005.............................................. 38,530    16.87    650     1.80%       0.00%    15.90%
   2004.............................................. 38,518    14.56    561     1.80%       0.00%    22.41%
   2003.............................................. 44,549    11.89    530     1.80%       0.21%    35.77%
   2002.............................................. 42,836     8.76    375     1.80%       0.12%   (12.40)%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005..............................................    907    10.38      9     1.80%       0.04%     3.82%
 Mutual Shares Securities Fund -- Class 2 Shares
   2005..............................................    750    14.44     11     1.80%       0.94%     8.57%
   2004..............................................    906    13.30     12     1.80%       0.78%    10.61%
   2003..............................................    906    12.02     11     1.80%       0.50%    22.90%
 Templeton Foreign Securities Fund -- Class 2 Shares
   2005..............................................  2,319    15.63     36     1.80%       1.14%     8.19%
   2004..............................................  2,253    14.45     33     1.80%       1.06%    16.40%
   2003..............................................    202    12.41      3     1.80%       0.05%    29.84%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                              Net Assets     Expenses as  Investment
                                                           ----------------- % of Average   Income    Total
Type V:                                             Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                            ------- ---------- ------ ------------ ---------- ------
 Templeton Global Asset Allocation Fund -- Class 2
   Shares
   2005...........................................   1,028   $15.10   $   16     1.80%       2.78%     1.70%
   2004...........................................     734    14.85       11     1.80%       2.89%    13.64%
   2003...........................................     734    13.07       10     1.80%       1.27%    29.58%
GE Investments Funds, Inc.:
 Income Fund
   2005...........................................  14,742    11.00      162     1.80%       4.97%     0.21%
   2004...........................................  14,741    10.97      162     1.80%       5.88%     1.56%
   2003...........................................  13,639    10.81      147     1.80%       6.61%     1.73%
   2002...........................................     160    10.62        2     1.80%       3.28%     6.20%
 Mid-Cap Equity Fund
   2005...........................................  27,025    13.07      353     1.80%       2.60%     9.74%
   2004...........................................  30,131    11.91      359     1.80%       1.12%    13.94%
   2003...........................................  32,636    10.45      341     1.80%       1.57%    30.55%
   2002...........................................  19,610     8.01      157     1.80%       1.07%   (19.94)%
 Money Market Fund
   2005........................................... 462,125     0.99      456     1.80%       2.76%     0.96%
   2004........................................... 467,693     0.98      457     1.80%       1.00%    (0.86)%
   2003........................................... 526,897     0.99      520     1.80%       0.79%    (1.03)%
   2002........................................... 686,286     1.00      686     1.80%       1.43%    (0.33)%
 Premier Growth Equity Fund
   2005...........................................   6,207    10.04       62     1.80%       0.37%    (0.53)%
   2004...........................................   6,558    10.10       66     1.80%       0.65%     5.11%
   2003...........................................  10,227     9.61       98     1.80%       0.19%    26.60%
   2002...........................................   1,455     7.59       11     1.80%       0.05%   (24.13)%
 Real Estate Securities Fund
   2005...........................................   8,306    17.78      148     1.80%       6.63%     9.78%
   2004...........................................  13,025    16.20      211     1.80%       6.94%    29.99%
   2003...........................................   9,370    12.46      117     1.80%       9.97%    24.62%
 S&P 500(R) Index Fund
   2005........................................... 109,914    10.55    1,160     1.80%       1.73%     2.63%
   2004........................................... 110,320    10.28    1,134     1.80%       2.03%     8.47%
   2003........................................... 126,905     9.48    1,203     1.80%       1.60%    25.97%
   2002...........................................  60,298     7.52      453     1.80%       1.64%   (24.75)%
 Small-Cap Value Equity Fund
   2005...........................................  13,655    12.45      170     1.80%       1.09%     7.57%
   2004...........................................  17,147    11.57      198     1.80%       5.83%    13.08%
   2003...........................................  18,869    10.23      193     1.80%       0.08%    21.88%
   2002...........................................  13,607     8.40      114     1.80%       0.45%    16.03%
 Total Return Fund
   2005...........................................  11,682    12.34      144     1.80%       2.28%     1.81%
   2004...........................................  12,533    12.12      152     1.80%       2.48%     6.24%
   2003...........................................  10,503    11.41      120     1.80%       1.76%    14.09%
 U.S. Equity Fund
   2005...........................................   8,551    10.06       86     1.80%       1.08%     0.67%
   2004...........................................   8,543    10.00       85     1.80%       1.35%     6.22%
   2003...........................................   8,202     9.41       77     1.80%       0.93%    21.06%
   2002...........................................   2,356     7.77       18     1.80%       0.88%   (22.26)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets     Expenses as  Investment
                                                             ----------------- % of Average   Income    Total
Type V:                                               Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                              ------- ---------- ------ ------------ ---------- ------
 Value Equity Fund
   2005.............................................  24,466   $10.54   $  258     1.80%       1.29%     2.19%
   2004.............................................  24,854    10.31      256     1.80%       1.31%     7.60%
   2003.............................................  26,208     9.59      251     1.80%       1.85%    21.82%
   2002.............................................   9,306     7.87       73     1.80%       1.41%   (21.31)%
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Mid Cap Value Fund
   2005.............................................   1,930    11.36       22     1.80%       3.15%    13.62%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2005.............................................   1,536    14.43       22     1.80%       0.00%     7.68%
   2004.............................................   2,075    13.40       28     1.80%       0.00%     6.83%
   2003.............................................     163    12.54        2     1.80%       0.00%    25.44%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005............................................. 105,654    11.39    1,204     1.80%       2.07%     5.73%
   2004............................................. 128,209    10.78    1,382     1.80%       2.34%     6.34%
   2003............................................. 127,350    10.13    1,291     1.80%       1.98%    11.68%
   2002............................................. 109,084     9.07      989     1.80%       2.58%    (9.26)%
 Forty Portfolio -- Service Shares
   2005.............................................   1,624    12.72       21     1.80%       0.01%    10.54%
   2004.............................................   1,929    11.51       22     1.80%       0.03%    15.85%
   2003.............................................   2,041     9.93       20     1.80%       0.28%    18.07%
   2002.............................................   3,613     8.41       30     1.80%       0.35%   (15.86)%
 Global Life Sciences Portfolio -- Service Shares
   2005.............................................   1,426    11.62       17     1.80%       0.00%    10.31%
   2004.............................................   1,594    10.53       17     1.80%       0.00%    12.17%
   2003.............................................   1,600     9.39       15     1.80%       0.00%    23.92%
   2002.............................................   2,891     7.58       22     1.80%       0.00%   (24.23)%
 Global Technology Portfolio -- Service Shares
   2005.............................................   1,488     9.26       14     1.80%       0.00%     9.55%
   2004.............................................   2,839     8.45       24     1.80%       0.00%    (1.24)%
   2003.............................................   1,399     8.56       12     1.80%       0.00%    43.84%
   2002.............................................   4,779     5.95       28     1.80%       0.00%   (40.49)%
 International Growth Portfolio -- Service Shares
   2005.............................................   5,763    14.61       84     1.80%       1.08%    29.57%
   2004.............................................   6,131    11.27       69     1.80%       0.93%    16.55%
   2003.............................................   5,991     9.67       58     1.80%       1.00%    32.11%
   2002.............................................   1,352     7.32       10     1.80%       0.64%    26.79%
 Large Cap Growth Portfolio -- Service Shares
   2005.............................................   2,203     9.54       21     1.80%       0.13%     2.15%
   2004.............................................   2,883     9.34       27     1.80%       0.00%     2.33%
   2003.............................................   3,021     9.12       28     1.80%       0.00%    29.13%
   2002.............................................   1,124     7.07        8     1.80%       0.00%   (29.93)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income    Total
Type V:                                                Units  Unit Value 000s  Net Assets    Ratio     Return
-------                                                ------ ---------- ---- ------------ ---------- ------
 Mid Cap Growth Portfolio -- Service Shares
   2005...............................................    907   $13.31   $ 12     1.80%       0.00%    10.02%
   2004...............................................  1,000    12.10     12     1.80%       0.00%    18.31%
   2003...............................................  1,037    10.23     11     1.80%       0.00%    32.34%
   2002...............................................  1,109     7.73      9     1.80%       0.00%   (22.70)%
 Worldwide Growth Portfolio -- Service Shares
   2005...............................................  5,392     9.47     51     1.80%       1.26%     3.67%
   2004...............................................  5,678     9.14     52     1.80%       0.89%     2.65%
   2003...............................................  6,217     8.90     55     1.80%       0.91%    21.46%
   2002...............................................  4,893     7.33     36     1.80%       0.76%   (26.73)%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2005...............................................  5,541    10.72     59     1.80%       4.36%     0.97%
   2004...............................................  7,683    10.62     82     1.80%       3.39%     2.41%
   2003...............................................    534    10.37      6     1.80%       0.63%     1.85%
 International Equity Portfolio
   2005...............................................  1,875    16.21     30     1.80%       0.72%     8.71%
   2004...............................................  2,379    14.91     35     1.80%       0.48%    16.24%
   2003...............................................    973    12.83     12     1.80%       0.00%    30.06%
 Mid Cap Value Portfolio
   2005...............................................  3,083    16.48     51     1.80%       0.96%     7.25%
   2004...............................................  3,884    15.36     60     1.80%       0.56%    18.88%
   2003...............................................  1,094    12.92     14     1.80%       0.31%    27.30%
 Small Company Portfolio
   2005...............................................  1,240    16.26     20     1.80%       0.00%     1.56%
   2004...............................................  1,719    16.01     28     1.80%       0.00%    24.88%
   2003...............................................     40    12.82      1     1.80%       0.00%    33.53%
 U.S. Large Cap Core Equity Portfolio
   2005...............................................  2,234    13.21     29     1.80%       1.17%    (0.47)%
   2004...............................................  2,786    13.27     37     1.80%       0.83%     0.00%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2005............................................... 26,498     9.53    253     1.80%       0.14%     2.36%
   2004............................................... 34,396     9.31    320     1.80%       0.00%     7.02%
   2003............................................... 38,613     8.70    336     1.80%       0.00%    20.40%
   2002............................................... 34,313     7.23    248     1.80%       0.00%   (27.74)%
 MFS(R) Investors Trust Series -- Service Class Shares
   2005............................................... 11,890    10.54    125     1.80%       0.29%     5.10%
   2004............................................... 11,501    10.03    115     1.80%       0.37%     9.13%
   2003............................................... 13,905     9.19    128     1.80%       0.47%    19.64%
   2002...............................................  7,610     7.68     58     1.80%       0.31%   (23.17)%
 MFS(R) New Discovery Series -- Service Class Shares
   2005...............................................  3,191     9.62     31     1.80%       0.00%     3.15%
   2004...............................................  4,502     9.32     42     1.80%       0.00%     4.30%
   2003...............................................  2,627     8.94     23     1.80%       0.00%    31.03%
   2002...............................................    101     6.82      1     1.80%       0.00%   (31.78)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as  Investment
                                                                ----------------- % of Average   Income    Total
Type V:                                                  Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                                 ------- ---------- ------ ------------ ---------- ------
 MFS(R) Strategic Income Series -- Service Class Shares
   2005................................................   3,648   $11.70   $   43     1.80%       5.25%    (0.20)%
   2004................................................   1,208    11.73       14     1.80%       4.11%     5.61%
   2003................................................     952    11.10       11     1.80%       0.00%     8.12%
 MFS(R) Total Return Series -- Service Class Shares
   2005................................................   3,658    12.53       46     1.80%       1.60%     0.76%
   2004................................................     643    12.44        8     1.80%       0.99%     9.03%
   2003................................................     175    11.41        2     1.80%       0.36%    13.92%
 MFS(R) Utilities Series -- Service Class Shares
   2005................................................   7,438    15.49      115     1.80%       0.46%    14.48%
   2004................................................   5,013    13.53       68     1.80%       1.14%    27.51%
   2003................................................   2,712    10.61       29     1.80%       2.09%    33.13%
   2002................................................   1,548     7.97       12     1.80%       2.08%   (20.77)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005................................................   9,141    14.45      132     1.80%       0.00%     5.52%
   2004................................................   7,853    13.69      108     1.80%       0.00%     0.00%
 Nations Marsico International Opportunities Portfolio
   2005................................................   2,447    17.95       44     1.80%       1.07%    17.38%
   2004................................................   1,931    15.30       30     1.80%       0.52%    14.50%
   2003................................................   1,127    13.36       15     1.80%       0.01%    33.59%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2005................................................     176    15.44        3     1.80%       0.00%     9.98%
   2004................................................     177    14.04        2     1.80%       0.00%    17.28%
   2003................................................     101    11.97        1     1.80%       0.00%    19.73%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005................................................   2,394    11.12       27     1.80%       1.12%     1.81%
   2004................................................     452    10.92        5     1.80%       0.00%     9.23%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2005................................................   7,771    13.70      106     1.80%       0.68%     2.98%
   2004................................................   4,496    13.30       60     1.80%       0.15%     4.70%
   2003................................................     997    12.71       13     1.80%       0.03%    28.34%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005................................................  35,288    13.72      484     1.80%       0.77%    12.01%
   2004................................................  36,982    12.25      453     1.80%       1.04%    16.74%
   2003................................................  37,800    10.49      397     1.80%       0.49%    40.29%
   2002................................................  19,752     7.48      148     1.80%       0.11%   (25.22)%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2005................................................ 114,447    10.80    1,236     1.80%       1.18%     3.84%
   2004................................................ 144,709    10.40    1,505     1.80%       0.67%     7.18%
   2003................................................ 168,642     9.71    1,637     1.80%       0.79%    24.16%
   2002................................................ 136,697     7.82    1,069     1.80%       0.21%   (21.83)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type V:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                                ------- ---------- ------ ------------ ---------- ------
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005...............................................  17,502   $16.82   $  294     1.80%       0.00%     7.75%
   2004...............................................  15,415    15.61      241     1.80%       0.00%    17.04%
   2003...............................................   8,173    13.34      109     1.80%       0.00%    41.65%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2005...............................................   2,205    11.43       25     1.80%       3.21%     3.26%
   2004...............................................   1,523    11.07       17     1.80%       2.94%     3.66%
   2003...............................................   9,075    10.68       97     1.80%       2.64%     0.42%
   2002...............................................   8,408    10.63       89     1.80%       1.97%     6.32%
 High Yield Portfolio -- Administrative Class Shares
   2005...............................................  24,619    12.87      317     1.80%       6.60%     2.24%
   2004...............................................  26,261    12.59      331     1.80%       6.78%     7.57%
   2003...............................................  22,290    11.70      261     1.80%       7.38%    20.64%
   2002...............................................  12,000     9.70      116     1.80%       7.28%    (3.01)%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005...............................................  94,390    12.95    1,222     1.80%       4.43%     2.87%
   2004...............................................  64,930    12.59      817     1.80%       4.35%     5.63%
   2003............................................... 105,328    11.91    1,255     1.80%       4.02%     2.03%
   2002...............................................  92,981    11.68    1,086     1.80%       3.35%    16.78%
 Total Return Portfolio -- Administrative Class Shares
   2005............................................... 125,162    11.41    1,428     1.80%       4.34%     0.61%
   2004............................................... 129,504    11.34    1,469     1.80%       2.65%     3.00%
   2003............................................... 142,859    11.01    1,573     1.80%       3.31%     3.15%
   2002............................................... 111,409    10.68    1,190     1.80%       3.39%     6.76%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2005...............................................     722    16.60       12     1.80%       0.00%    19.08%
 Jennison Portfolio -- Class II Shares
   2005...............................................     753    14.53       11     1.80%       0.00%    11.98%
   2004...............................................     622    12.98        8     1.80%       0.04%     7.25%
   2003...............................................     670    12.10        8     1.80%       0.00%    21.00%
 Natural Resources Portfolio -- Class II
   2005...............................................     702    14.83       10     1.80%       0.00%    48.25%
Rydex Variable Trust:
 OTC Fund
   2005...............................................  27,094     9.32      252     1.80%       0.00%    (0.70)%
   2004...............................................  26,709     9.38      251     1.80%       0.00%     7.38%
   2003...............................................     634     8.74        6     1.80%       0.00%    42.80%
   2002...............................................     699     6.12        4     1.80%       0.00%   (38.80)%
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B
   Shares
   2005...............................................     582    15.08        9     1.80%       0.10%     1.41%
   2004...............................................     582    14.87        9     1.80%       0.00%    (0.35)%
   2003...............................................     582    14.92        9     1.80%       0.00%    43.56%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets    Expenses as  Investment
                                                                   --------------- % of Average   Income    Total
Type V:                                                     Units  Unit Value 000s  Net Assets    Ratio     Return
-------                                                     ------ ---------- ---- ------------ ---------- ------
 SVS Dreman Small Cap Value Portfolio -- Class B Shares
   2005....................................................    386   $17.76   $  7     1.80%       0.31%     7.81%
   2004....................................................    399    16.47      7     1.80%       0.28%    23.27%
   2003....................................................     38    13.36      1     1.80%       0.00%    39.10%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005.................................................... 25,978    12.16    316     1.80%       0.75%     2.24%
   2004.................................................... 14,166    11.89    168     1.80%       0.52%    15.31%
   2003....................................................  7,135    10.31     74     1.80%       0.13%    28.42%
   2002....................................................  2,539     8.03     20     1.80%       0.00%   (19.71)%
 Emerging Growth Portfolio -- Class II Shares
   2005....................................................  2,039     9.43     19     1.80%       0.01%     5.71%
   2004....................................................  1,970     8.92     18     1.80%       0.00%     4.86%
   2003....................................................    842     8.51      7     1.80%       0.00%    18.59%

Type VI:
--------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005.................................................... 15,746    12.27    193     1.70%       0.52%     3.64%
   2004.................................................... 10,432    11.83    123     1.70%       0.00%     8.95%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2005....................................................    130    11.84      2     1.70%       0.07%     6.99%
 AIM V.I. International Growth Fund -- Series II shares
   2005....................................................  7,764    12.30     95     1.70%       0.94%    15.71%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Global Technology Portfolio -- Class B
   2005....................................................    974    11.04     11     1.70%       0.00%     1.89%
   2004....................................................    539    10.84      6     1.70%       0.00%     3.30%
 AllianceBernstein Growth and Income Portfolio -- Class B
   2005.................................................... 35,025    12.23    428     1.70%       1.24%     2.82%
   2004.................................................... 19,348    11.89    230     1.70%       0.74%     9.33%
 AllianceBernstein International Value Portfolio -- Class B
   2005.................................................... 10,385    12.07    125     1.70%       1.01%    14.55%
 AllianceBernstein Large Cap Growth Portfolio -- Class B
   2005....................................................  1,333    12.65     17     1.70%       0.00%    12.90%
   2004....................................................  1,335    11.21     15     1.70%       0.00%     6.50%
American Century Variable Portfolios II, Inc.
 VP Inflation Protection Fund -- Class II
   2005....................................................  5,116     9.94     51     1.70%       2.81%    (0.57)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005.................................................... 34,867    10.33    360     1.70%       4.06%     2.10%
   2004.................................................... 20,684    10.12    209     1.70%       2.76%     1.08%
 VT Worldwide Health Sciences Fund
   2005....................................................  5,276    11.78     62     1.70%       0.00%     5.21%
   2004....................................................  5,056    11.20     57     1.70%       0.00%     4.43%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                    Net Assets    Expenses as  Investment
                                                                  --------------- % of Average   Income   Total
Type VI:                                                   Units  Unit Value 000s  Net Assets    Ratio    Return
--------                                                   ------ ---------- ---- ------------ ---------- ------
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2
   2005...................................................    141   $10.80   $  2     1.70%       0.00%    1.81%
FAM Variable Series Fund, Inc.
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005...................................................  6,471    10.96     71     1.70%       0.29%    0.88%
   2004...................................................  2,383    10.86     26     1.70%       1.91%    8.60%
 Mercury Global Allocation V.I. Fund -- Class III Shares
   2005...................................................  3,581    11.05     40     1.70%       0.00%   10.46%
 Mercury Value Opportunities V.I. Fund -- Class III Shares
   2005...................................................  1,489    12.12     18     1.70%       1.01%    8.24%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005...................................................  8,484    11.12     94     1.70%       6.59%    0.54%
   2004...................................................  6,419    11.06     71     1.70%       6.04%    8.29%
 Federated Kaufmann Fund II -- Service Shares
   2005................................................... 29,108    12.63    368     1.70%       0.00%    9.00%
   2004................................................... 11,802    11.59    137     1.70%       0.00%   12.54%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005...................................................  1,528    10.55     16     1.70%       0.33%    2.02%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005................................................... 36,228    13.72    497     1.70%       0.10%   14.67%
   2004................................................... 12,674    11.96    152     1.70%       0.15%   13.20%
 VIP Dynamic Capital Appreciation Portfolio -- Service
   Class 2
   2005...................................................    127    12.65      2     1.70%       0.00%   18.63%
   2004...................................................    142    10.67      2     1.70%       0.00%   (0.44)%
 VIP Equity-Income Portfolio -- Service Class 2
   2005................................................... 34,468    12.49    431     1.70%       1.75%    3.78%
   2004................................................... 14,918    12.04    180     1.70%       1.15%    9.34%
 VIP Growth & Income Portfolio -- Service Class 2
   2005...................................................  1,886    11.57     22     1.70%       1.22%    5.58%
   2004...................................................  1,559    10.96     17     1.70%       0.56%    3.73%
 VIP Growth Portfolio -- Service Class 2
   2005...................................................  1,965    11.12     22     1.70%       0.25%    3.71%
   2004...................................................  1,663    10.72     18     1.70%       0.11%    1.37%
 VIP Mid Cap Portfolio -- Service Class 2
   2005................................................... 39,595    15.26    604     1.70%       0.00%   16.02%
   2004................................................... 17,053    13.15    224     1.70%       0.00%   22.54%
 VIP Value Strategies Portfolio -- Service Class 2
   2005...................................................  2,231    11.33     25     1.70%       0.09%    0.69%
   2004...................................................    203    11.25      2     1.70%       0.00%   12.55%
Franklin Templeton Variable Insurance Products Trust
 Franklin Income Securities Fund -- Class 2 Shares
   2005................................................... 12,559    10.39    130     1.70%       0.04%    3.89%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                              Net Assets    Expenses as  Investment
                                                            --------------- % of Average   Income   Total
Type VI:                                             Units  Unit Value 000s  Net Assets    Ratio    Return
--------                                             ------ ---------- ---- ------------ ---------- ------
GE Investments Funds, Inc.:
 Income Fund
   2005............................................. 16,032   $10.21   $164     1.70%       4.97%    0.31%
   2004............................................. 11,227    10.18    114     1.70%       5.88%    1.66%
 Mid-Cap Equity Fund
   2005.............................................  5,955    13.23     79     1.70%       2.60%    9.85%
   2004.............................................  5,460    12.05     66     1.70%       1.12%   14.05%
 Money Market Fund
   2005............................................. 93,027    10.02    932     1.70%       2.76%    1.06%
   2004............................................. 51,664     9.91    512     1.70%       1.00%   (0.76)%
 Premier Growth Equity Fund
   2005............................................. 22,239    11.13    247     1.70%       0.37%   (0.42)%
   2004.............................................  2,258    11.17     25     1.70%       0.65%    5.21%
 Real Estate Securities Fund
   2005............................................. 19,148    14.85    284     1.70%       6.63%    9.89%
   2004.............................................  3,951    13.51     53     1.70%       6.94%   30.12%
 S&P 500(R) Index Fund
   2005............................................. 30,201    11.98    362     1.70%       1.73%    2.74%
   2004............................................. 12,699    11.66    148     1.70%       2.03%    8.58%
 Small-Cap Value Equity Fund
   2005............................................. 14,227    13.12    187     1.70%       1.09%    7.68%
   2004.............................................  6,810    12.18     83     1.70%       5.83%   13.19%
 Total Return Fund
   2005............................................. 19,282    11.42    220     1.70%       2.28%    1.91%
   2004.............................................  8,024    11.21     90     1.70%       2.48%    6.35%
 U.S. Equity Fund
   2005............................................. 13,409    11.47    154     1.70%       1.08%    0.77%
   2004.............................................  3,095    11.39     35     1.70%       1.35%    6.33%
 Value Equity Fund
   2005.............................................  3,251    11.83     38     1.70%       1.29%    2.30%
   2004.............................................  2,802    11.56     32     1.70%       1.31%    7.71%
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Mid Cap Value Fund
   2005.............................................  1,598    11.37     18     1.70%       3.15%   13.69%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2005.............................................  2,484    12.46     31     1.70%       0.00%    7.79%
   2004.............................................  1,088    11.56     13     1.70%       0.00%    6.94%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005............................................. 20,268    11.66    236     1.70%       2.07%    5.84%
   2004............................................. 12,244    11.02    135     1.70%       2.34%    6.45%
 International Growth Portfolio -- Service Shares
   2005.............................................    604    16.64     10     1.70%       1.08%   29.70%
   2004.............................................    646    12.83      8     1.70%       0.93%   16.67%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income   Total
Type VI:                                               Units  Unit Value 000s  Net Assets    Ratio    Return
--------                                               ------ ---------- ---- ------------ ---------- ------
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2005...............................................  5,519   $11.54   $ 64     1.70%       0.14%    2.46%
   2004...............................................  5,634    11.26     63     1.70%       0.00%    7.13%
 MFS(R) Investors Trust Series -- Service Class Shares
   2005...............................................  2,130    12.27     26     1.70%       0.29%    5.21%
   2004...............................................  2,163    11.66     25     1.70%       0.37%    9.24%
 MFS(R) New Discovery Series -- Service Class Shares
   2005...............................................  2,792    11.10     31     1.70%       0.00%    3.25%
   2004...............................................  1,655    10.75     18     1.70%       0.00%    4.40%
 MFS(R) Total Return Series -- Service Class Shares
   2005............................................... 26,801    10.31    276     1.70%       1.60%    3.13%
 MFS(R) Utilities Series -- Service Class Shares
   2005...............................................  7,544    15.97    120     1.70%       0.46%   14.60%
   2004...............................................  3,568    13.93     50     1.70%       1.14%   27.64%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005............................................... 37,408    12.23    457     1.70%       0.00%    5.63%
   2004............................................... 16,607    11.58    192     1.70%       0.00%   11.11%
Nations Marsico International Opportunities Portfolio
   2005............................................... 17,862    14.66    262     1.70%       1.07%   17.50%
   2004............................................... 11,130    12.48    139     1.70%       0.52%   14.61%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2005...............................................  1,666    13.25     22     1.70%       0.00%   10.09%
   2004...............................................  1,687    12.03     20     1.70%       0.00%   17.40%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005...............................................  1,813    11.14     20     1.70%       1.12%    1.92%
   2004...............................................    320    10.93      3     1.70%       0.00%    9.31%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2005............................................... 22,778    11.56    263     1.70%       0.68%    3.08%
   2004............................................... 17,912    11.21    201     1.70%       0.15%    4.80%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005............................................... 23,345    14.28    333     1.70%       0.77%   12.13%
   2004...............................................  4,861    12.74     62     1.70%       1.04%   16.86%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2005............................................... 17,085    11.86    203     1.70%       1.18%    3.95%
   2004............................................... 14,912    11.41    170     1.70%       0.67%    7.29%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2005............................................... 11,893    13.35    159     1.70%       0.00%    7.86%
   2004...............................................  8,446    12.38    105     1.70%       0.00%   17.15%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income   Total
Type VI:                                                Units  Unit Value  000s   Net Assets    Ratio    Return
--------                                               ------- ---------- ------ ------------ ---------- ------
PIMCO Variable Insurance Trust:
 All Asset Portfolio -- Advisor Class Shares
   2005...............................................   6,982   $10.40   $   73     1.70%       7.90%    3.96%
 High Yield Portfolio -- Administrative Class Shares
   2005...............................................  18,988    11.29      214     1.70%       6.60%    2.35%
   2004...............................................  14,878    11.03      164     1.70%       6.78%    7.68%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2005...............................................  23,483    10.86      255     1.70%       4.43%    2.97%
   2004...............................................  13,743    10.55      145     1.70%       4.35%    5.74%
 Low Duration Portfolio -- Advisor Class Shares
   2005...............................................  13,776     9.97      137     1.70%       2.26%   (0.27)%
 Total Return Portfolio -- Administrative Class Shares
   2005...............................................  72,293    10.41      753     1.70%       4.34%    0.71%
   2004...............................................  44,613    10.34      461     1.70%       2.65%    3.11%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2005...............................................     159    14.72        2     1.70%       0.00%   19.21%
   2004...............................................     172    12.35        2     1.70%       0.00%   13.42%
 Jennison Portfolio -- Class II Shares
   2005...............................................     821    12.75       10     1.70%       0.00%   12.09%
 Natural Resources Portfolio -- Class II
   2005...............................................   1,808    14.84       27     1.70%       0.00%   48.35%
Rydex Variable Trust:
 OTC Fund
   2005...............................................     107    11.38        1     1.70%       0.00%   (0.60)%
   2004...............................................     102    11.45        1     1.70%       0.00%    7.49%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005...............................................  10,331    11.64      120     1.70%       0.77%    1.96%
   2004...............................................   6,673    11.41       76     1.70%       0.31%    6.24%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005...............................................  24,762    12.78      317     1.70%       0.75%    2.35%
   2004...............................................   8,744    12.49      109     1.70%       0.52%   15.43%
 Emerging Growth Portfolio -- Class II Shares
   2005...............................................   1,557    11.54       18     1.70%       0.01%    5.81%
   2004...............................................   1,369    10.90       15     1.70%       0.00%    4.96%

Type VII:
---------
GE Investments Funds, Inc.:
 Total Return Fund
   2005............................................... 101,224    11.87    1,202     1.50%       2.28%    2.12%
   2004...............................................  32,826    11.63      382     1.50%       2.48%   10.33%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as  Investment
                                                                ----------------- % of Average   Income   Total
Type VIII:                                               Units  Unit Value  000s   Net Assets    Ratio    Return
----------                                              ------- ---------- ------ ------------ ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005................................................   4,738   $10.32   $   49     1.85%       0.52%    3.23%
 AIM V.I. International Growth Fund -- Series II shares
   2005................................................   3,043    11.37       35     1.85%       0.94%   13.71%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income
   Portfolio -- Class B
   2005................................................   3,321    10.23       34     1.85%       1.24%    2.31%
 AllianceBernstein International Value
   Portfolio -- Class B
   2005................................................   6,467    11.39       74     1.85%       1.01%   13.91%
 AllianceBernstein Large Cap Growth
   Portfolio -- Class B
   2005................................................   1,684    11.03       19     1.85%       0.00%   10.30%
American Century Variable Portfolios II, Inc.
 VP Inflation Protection Fund -- Class II
   2005................................................   2,217    10.09       22     1.85%       2.81%    0.87%
FAM Variable Series Fund, Inc.
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005................................................     652    10.71        7     1.85%       1.01%    7.06%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005................................................     394    10.05        4     1.85%       6.59%    0.46%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005................................................  34,391    10.20      351     1.85%       0.33%    1.98%
 VIP Equity-Income Portfolio -- Service Class 2
   2005................................................   2,807    10.36       29     1.85%       1.75%    3.65%
 VIP Growth Portfolio -- Service Class 2
   2005................................................   1,394    10.38       14     1.85%       0.25%    3.77%
 VIP Mid Cap Portfolio -- Service Class 2
   2005................................................   4,342    11.09       48     1.85%       0.00%   10.86%
Franklin Templeton Variable Insurance Products Trust
 Franklin Income Securities Fund -- Class 2 Shares
   2005................................................ 197,473     9.76    1,928     1.85%       0.04%   (2.37)%
GE Investments Funds, Inc.:
 Mid-Cap Equity Fund
   2005................................................     384    10.49        4     1.85%       2.60%    4.91%
 Money Market Fund
   2005................................................   7,749    10.07       78     1.85%       2.76%    0.69%
 Total Return Fund
   2005................................................ 299,414    10.28    3,078     1.85%       2.28%    2.80%
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Mid Cap Value Fund
   2005................................................   1,675    10.27       17     1.85%       3.15%    2.67%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income   Total
Type VIII:                                              Units  Unit Value  000s   Net Assets    Ratio    Return
----------                                             ------- ---------- ------ ------------ ---------- ------
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005...............................................  12,086   $10.39   $  126     1.85%       2.07%    3.93%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2005...............................................   3,230    10.24       33     1.85%       0.14%    2.43%
 MFS(R) Total Return Series -- Service Class Shares
   2005............................................... 120,996    10.03    1,214     1.85%       1.60%    0.33%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005...............................................   2,686    10.39       28     1.85%       0.00%    3.86%
 Nations Marsico International Opportunities Portfolio
   2005...............................................   1,854    12.13       22     1.85%       1.07%   21.30%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005...............................................  20,639    10.03      207     1.85%       1.12%    0.34%
 Oppenheimer Main Street Small Cap
   Fund/VA -- Service Shares
   2005...............................................   5,057    10.53       53     1.85%       0.00%    5.27%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005...............................................   3,066    10.04       31     1.85%       6.60%    0.42%
 Long-Term U.S. Government
   Portfolio -- Administrative Class Shares
   2005...............................................     180     9.96        2     1.85%       4.43%   (0.43)%
 Low Duration Portfolio -- Advisor Class Shares
   2005...............................................  15,622     9.99      156     1.85%       2.26%   (0.13)%
 Total Return Portfolio -- Administrative Class Shares
   2005...............................................   6,286     9.96       63     1.85%       4.34%   (0.40)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005...............................................   3,578    10.28       37     1.85%       0.77%    2.85%
 Salomon Brothers Variable Total Return Fund --
   Class II
   2005...............................................   6,133    10.17       62     1.85%       2.96%    1.65%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005...............................................     619    10.29        6     1.85%       0.75%    2.93%

Type IX:
--------
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005...............................................   1,869    10.19       19     2.10%       0.33%    1.87%
Franklin Templeton Variable Insurance Products Trust
 Franklin Income Securities Fund -- Class 2 Shares
   2005...............................................  33,114     9.75      323     2.10%       0.04%   (2.48)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                               Net Assets     Expenses as  Investment
                                                            ----------------- % of Average   Income   Total
Type IX:                                             Units  Unit Value  000s   Net Assets    Ratio    Return
--------                                            ------- ---------- ------ ------------ ---------- ------
GE Investments Funds, Inc.:
 Total Return Fund
   2005............................................  29,764   $10.27   $  306     2.10%       2.28%    2.68%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005............................................     177    10.38        2     2.10%       2.07%    3.81%
MFS(R) Variable Insurance Trust:
 MFS(R) Total Return Series -- Service Class Shares
   2005............................................ 101,106    10.02    1,013     2.10%       1.60%    0.22%
Oppenheimer Variable Account Funds
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005............................................   2,561    10.02       26     2.10%       1.12%    0.23%
Salomon Brothers Variable Series Funds Inc
 Salomon Brothers Variable Total Return Fund --
   Class II
   2005............................................     180    10.15        2     2.10%       2.96%    1.54%

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                       Consolidated Financial Statements

                 Years ended December 31, 2005, 2004 and 2003

    (With Report of Independent Registered Public Accounting Firm Thereon)

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                               Table of Contents

                               December 31, 2005

                                                                            Page
                                                                            ----
Financial Statements:

   Report of Independent Registered Public Accounting Firm................. F-1

   Consolidated Statements of Income....................................... F-2

   Consolidated Balance Sheets............................................. F-3

   Consolidated Statements of Changes in Stockholder's Equity.............. F-4

   Consolidated Statements of Cash Flows................................... F-5

   Notes to Consolidated Financial Statements.............................. F-6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life Insurance Company of New York:

   We have audited the accompanying consolidated balance sheets of Genworth Life Insurance Company of New York and subsidiary (the Company) as of
December 31, 2005 and 2004, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2005. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life Insurance Company of New York and subsidiary as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004.

/s/ KPMG LLP

Richmond, Virginia
April 12, 2006

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                       CONSOLIDATED STATEMENTS OF INCOME
                         (Dollar amounts in millions)

                              Years Ended December 31,
                              ----------------------
                               2005      2004    2003
                              ------    ------  ------
Revenues:
   Net investment income..... $246.6    $219.7  $245.5
   Premiums..................  186.6     193.1   236.5
   Net realized
     investment gains
     (losses)................   (4.4)     (0.3)    3.1
   Other income..............    6.8       5.2     2.8
                              ------    ------  ------
       Total revenues........  435.6     417.7   487.9
                              ------    ------  ------

Benefits and expenses:
   Interest credited.........  123.4     120.9   142.7
   Benefits and other
     changes in policy
     reserves................  176.6     180.5   253.2
   Acquisition and
     operating expenses,
     net of deferrals........   43.1      38.3    29.0
   Amortization of
     deferred
     acquisition costs
     and intangibles.........   29.4      24.7    34.3
                              ------    ------  ------
       Total benefits
         and expenses........  372.5     364.4   459.2
                              ------    ------  ------
Income before income
  taxes......................   63.1      53.3    28.7
Provision (benefit) for
  income taxes...............   19.7     (25.7)   10.0
                              ------    ------  ------
Net income................... $ 43.4    $ 79.0  $ 18.7
                              ======    ======  ======

         See accompanying notes to consolidated financial statements.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                          CONSOLIDATED BALANCE SHEETS
              (Dollar amounts in millions, except share amounts)

                                December 31,
                              -----------------
                                2005     2004
                              -------- --------
Assets
Investments:
   Fixed maturities
     available-for-sale,
     at fair value........... $3,727.3 $3,716.8
   Equity securities
     available-for-sale,
     at fair value...........     47.3     47.3
   Commercial mortgage
     loans...................    666.8    543.3
   Policy loans..............      1.0      1.0
   Other invested assets.....    211.7    293.9
                              -------- --------
       Total investments.....  4,654.1  4,602.3
                              -------- --------
Cash and cash equivalents....     35.7     18.4
Accrued investment income....     42.0     44.6
Deferred acquisition
  costs......................    299.5    235.7
Goodwill.....................     54.1     54.1
Intangible assets............     15.8     10.1
Other assets.................     11.9     29.0
Reinsurance recoverable......  1,260.3  1,213.8
Separate account assets......    316.4    232.3
                              -------- --------
       Total assets.......... $6,689.8 $6,440.3
                              ======== ========
Liabilities and
Stockholder's equity
Liabilities:
   Future annuity and
     contract benefits....... $5,154.3 $4,935.0
   Liability for policy
     and contract claims.....    190.3    173.5
   Unearned premiums.........     52.8     47.6
   Other policyholder
     liabilities.............     18.0      5.8
   Accounts payable and
     accrued expenses........    241.4    354.9
   Deferred income tax
     liability...............     41.9     35.1
   Separate account
     liabilities.............    316.4    232.3
                              -------- --------
       Total liabilities.....  6,015.1  5,784.2
                              -------- --------
Commitments and
  contingencies

Stockholder's equity:
   Net unrealized
     investment gains........     28.0     53.9
                              -------- --------
   Accumulated other
     comprehensive income....     28.0     53.9
   Common stock ($1,000
     par value, 2,000
     shares authorized,
     issued and
     outstanding)............      2.0      2.0
   Additional paid-in
     capital.................    422.6    422.6
   Retained earnings.........    222.1    177.6
                              -------- --------
       Total
         stockholder's
         equity..............    674.7    656.1
                              -------- --------
       Total liabilities
         and
         stockholder's
         equity.............. $6,689.8 $6,440.3
                              ======== ========

         See accompanying notes to consolidated financial statements.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

          CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
              (Dollar amounts in millions, except share amounts)

                                                        Accumulated
                              Common Stock  Additional     Other                  Total
                              -------------  Paid-In   Comprehensive Retained Stockholder's
                              Shares Amount  Capital      Income     Earnings    Equity
                              ------ ------ ---------- ------------- -------- -------------
Balances as of
  January 1, 2003............ 2,000   $2.0    $422.6      $ 54.2      $ 81.5     $560.3
                                                                                 ------
Comprehensive income:
   Net income................    --     --        --          --        18.7       18.7
   Net unrealized gains
     on investment
     securities..............    --     --        --        15.9          --       15.9
                                                                                 ------
       Total
         comprehensive
         income..............                                                      34.6
                              -----   ----    ------      ------      ------     ------
Balances as of
  December 31, 2003.......... 2,000    2.0     422.6        70.1       100.2      594.9
                                                                                 ------
Comprehensive income:
   Net income................    --     --        --          --        79.0       79.0
   Net unrealized gains
     on investment
     securities..............    --     --        --       (16.2)         --      (16.2)
                                                                                 ------
       Total
         comprehensive
         income..............                                                      62.8
Dividends declared...........    --     --        --          --        (1.6)      (1.6)
                              -----   ----    ------      ------      ------     ------
Balances as of
  December 31, 2004.......... 2,000    2.0     422.6        53.9       177.6      656.1
                                                                                 ------
Comprehensive income:
   Net income................    --     --        --          --        43.4       43.4
   Net unrealized gains
     on investment
     securities..............    --     --        --       (25.9)         --      (25.9)
                                                                                 ------
       Total
         comprehensive
         income..............                                                      17.5
Other transactions with
  stockholder................    --     --        --          --         1.1        1.1
                              -----   ----    ------      ------      ------     ------
Balances as of
  December 31, 2005.......... 2,000   $2.0    $422.6      $ 28.0      $222.1     $674.7
                              =====   ====    ======      ======      ======     ======

         See accompanying notes to consolidated financial statements.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                         (Dollar amounts in millions)

                                           Years Ended December 31,
                                        -----------------------------
                                          2005      2004       2003
                                        -------  ---------  ---------
Cash flows from
  operating activities:
   Net income.......................... $  43.4  $    79.0  $    18.7
   Adjustments to
     reconcile net
     income to net cash
     from operating
     activities:
   Change in future
     policy benefits...................   246.4      288.7      308.5
   Net realized
     investment (gains)
     losses............................     4.4        0.3       (3.1)
   Amortization of
     investment premiums
     and discounts.....................     6.0        8.1       15.8
   Acquisition costs
     deferred..........................   (42.0)     (59.4)     (75.6)
   Amortization of
     deferred
     acquisition costs
     and intangibles, net..............    29.4       24.7       34.3
   Deferred income taxes...............    20.7      (17.5)      27.3
   Change in certain
     assets and
     liabilities:
       (Increase)
         decrease in:
          Accrued
            investment
            income.....................     2.6       35.3      (15.1)
          Other assets,
            net........................     2.3       11.5       64.9
       Increase
         (decrease) in:
          Other
            policyholder
            related
            balances...................    12.1      (20.1)     (29.4)
          Policy and
            contract
            claims.....................    12.9      (60.8)      29.2
          Other, net...................     2.8      (31.1)      32.4
                                        -------  ---------  ---------
              Net cash
                from
                operating
                activities.............   341.0      258.7      407.9
                                        -------  ---------  ---------
Cash flows from
  investing activities:
   Short-term investing
     activities, net...................      --       34.9         --
   Proceeds from sales
     and maturities of
     investments in
     securities........................   538.4      653.4      851.0
   Purchases of
     securities........................  (650.1)  (1,250.6)  (1,469.2)
   Mortgage and policy
     loan originations.................  (198.4)    (163.1)    (198.0)
   Principal collected
     on mortgage and
     policy loans......................    79.3       92.1       60.9
   Proceeds from sale of
     other invested
     assets............................     5.1         --         --
                                        -------  ---------  ---------
              Net cash
                from
                investing
                activities.............  (225.7)    (633.3)    (755.3)
                                        -------  ---------  ---------
Cash flows from
  financing activities:
   Proceeds from
     issuance of
     investment contracts..............   395.2      640.4      557.5
   Redemption and
     benefit payments on
     investment contracts..............  (458.0)    (312.0)    (221.1)
   Proceeds from
     short-term
     borrowings........................    90.0      262.3       90.9
   Payments on
     short-term
     borrowings........................  (126.3)    (226.0)     (90.9)
   Proceeds from
     transfers with
     affiliates........................     1.1         --         --
                                        -------  ---------  ---------
              Net cash
                from
                financing
                activities.............   (98.0)     364.7      336.4
                                        -------  ---------  ---------
              Net
                increase
                (decrease)
                in cash
                and cash
                equivalents............    17.3       (9.9)     (11.0)
Cash and cash
  equivalents at
  beginning of year....................    18.4       28.3       39.3
                                        -------  ---------  ---------
Cash and cash
  equivalents at end of
  year................................. $  35.7  $    18.4  $    28.3
                                        =======  =========  =========

         See accompanying notes to consolidated financial statements.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                  Notes to Consolidated Financial Statements

                 Years Ended December 31, 2005, 2004 and 2003

(1)Basis of Presentation and Summary of Significant Accounting Policies

   The accompanying consolidated financial statements include the historical operations and accounts of Genworth Life Insurance Company of New York ("GLIC-NY"), formerly known as GE Capital Life Assurance Company of New York, and its subsidiary, GECLANY Real Estate Holding, LLC. All significant intercompany accounts and transactions have been eliminated in consolidation.

   Genworth Life Insurance Company of New York (the "Company", "we", "us", or "our" unless context otherwise requires) is a wholly-owned subsidiary of Genworth Life Insurance Company ("GLIC"), formerly known as General Electrical Capital Assurance Company, which, in turn, is a wholly-owned subsidiary of GNA Corporation ("GNA").

   On May 24, 2004, we became an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). On May 25, 2004, Genworth's Class A common stock began trading on The New York Stock Exchange.

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth.

   As of December 31, 2005, General Electric ("GE") beneficially owned approximately 18% of Genworth's outstanding stock. On March 8, 2006, a subsidiary of GE completed a secondary offering to sell its remaining interest in Genworth.

  (a) Basis of Presentation

   These consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year presentation.

  (b) Products

   Our product offerings are divided along two major segments of consumer needs: (i) Retirement Income and Investments and (ii) Protection.

   Retirement Income and Investments products include deferred annuities (variable and fixed) which are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are universal life insurance, whole life and long-term care insurance.

   We market and sell products in the State of New York through financial institutions and various agencies. During 2005, 2004 and 2003, 66.6%, 70.3% and 54.9%, respectively, of product sales were distributed through five financial institutions, including one financial institution, which accounted for 57.3%, 52.2% and 34.1%, respectively, of total product sales.

  (c) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life products are not reported as revenues but rather as deposits and are included in liabilities for future annuity and contract benefits.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2005, 2004 and 2003


   Unearned premiums primarily represents insurance contract premiums received in advance of the scheduled due date. Premium revenue attributable to these insurance contracts is recognized when due over the respective insurance contract term.

  (d) Net Investment Income and Net Realized Investment Gains and Losses

   Investment income is recognized when earned. Realized investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow, and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return. As of December 31, 2005, all our mortgage-backed and asset-backed securities that have had subsequent revisions in yield, cash flow or prepayment assumptions were accounted for under the retrospective method.

  (e) Policy Fees and Other Income

   Policy fees and other income consists primarily of insurance charges assessed on universal life contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity policyholders based upon the daily net assets of the policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

  (f) Fixed Maturities and Equity Securities

   We have designated our investment securities as available-for-sale and report them in our Consolidated Balance Sheets at fair value. We obtain values for actively traded securities from external pricing services. For infrequently traded securities, we obtain quotes from brokers, or we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income.

   We regularly review investment securities for impairment in accordance with our policy, which includes both quantitative and qualitative criteria. Quantitative criteria include length of time and amount that each security position is in an unrealized loss position, and for fixed maturities, whether the issuer is in compliance with terms and covenants of the security. Qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Securities that in our judgment are considered to be other-than-temporarily impaired are recognized as a charge to realized investment gains (losses) in the period in which such determination is made.

  (g) Securities Lending Activity

   We engage in certain securities lending transactions for the purposes of enhancing the yield on our investment securities portfolio, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and therefore, continue to report such securities as fixed maturities in the Consolidated Balance Sheets.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2005, 2004 and 2003


   Cash and non-cash collateral, such as a security, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in accounts payable and accrued expenses for the obligation to return the collateral. The fair value of collateral held and included in other invested assets was $207.8 million and $293.9 million at December 31, 2005 and 2004, respectively. We had non-cash collateral of $3.9 million and $5.3 million at December 31, 2005 and 2004, respectively.

  (h) Commercial Mortgage Loans

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan losses. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs as well as premiums and discounts are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on an effective yield basis over the term of the loan. Impaired loans are generally carried on a non-accrual status. Loans are ordinarily placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due.

   The allowance for loan losses is maintained at a level that management determines is adequate to absorb estimated probable incurred losses in the loan portfolio. Management's evaluation process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience, adjusted for current events, trends and economic conditions. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the financial statements.

   All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. Additions are made to the allowance through periodic provisions charged to current operations and recovery of principal on loans previously charged off.

  (i) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows.

  (j) Deferred Acquisition Costs

   Acquisition costs include costs that vary with and are primarily related to the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions regarding mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization for annuity contracts without significant mortality risk and investment and universal life products is based on estimated gross profits and is adjusted as those estimates are revised.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization. For other products, if the benefit reserve plus anticipated future premiums and interest earnings for a line of business are less than the current estimate of future benefits and expenses

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2005, 2004 and 2003

(including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. For the years ended December 31, 2005, 2004 and 2003, there were no charges to income recorded as a result of our DAC recoverability testing.

  (k) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest earnings for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2005, 2004 and 2003, there were no charges to income recorded as a result of our PVFP recoverability testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit. Our sales inducements to contractholders deferred prior to the adoption of American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, which we included in unamortized deferred acquisition costs, were reinsured effective January 1, 2004. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

  (l) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value. We use discounted cash flows to establish fair values. When a business within a reporting unit is disposed of, goodwill is allocated to the business using the relative fair value methodology to measure the gain or loss on disposal. For the years ended December 31, 2005, 2004 and 2003, no charges were recorded as a result of our goodwill impairment testing.

  (m) Reinsurance

   Premium revenue, benefits, acquisition and operating expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2005, 2004 and 2003


  (n) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contract holders and variable life policyholders. We assess mortality risk fees and administration charges on the assets in the separate account. The separate account assets are carried at fair value and are at least equal to the liabilities that represent the policyholders' equity in those assets.

  (o) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for life insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

  (p) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process, and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

  (q) Income Taxes

   For periods prior to 2004, we filed a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We were subject to a tax-sharing agreement, as approved by state insurance regulators, which allocated taxes on a separate company basis but provided benefit for current utilization of losses and credits. Intercompany balances were settled at least annually.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock to Genworth, we were included in the consolidated federal income tax return of GE. During this period, we were subject to a tax-sharing arrangement that allocated tax on a separate company basis, but provided benefit for current utilization of losses and credits. Intercompany balances were settled at least annually.

   Subsequent to the transfer of our outstanding capital stock to Genworth, we file a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax-sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

   Deferred federal taxes are provided for temporary differences between the carrying amounts of assets and liabilities and their tax bases and are stated at the enacted tax rates expected to be in effect when taxes are actually paid or recovered.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2005, 2004 and 2003


  (r) Accounting Changes

   In July 2003, the AICPA issued SOP 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, which we adopted on January 1, 2004. This statement provides guidance on separate account presentation and valuation, the accounting for sales inducements paid to contractholders and the classification and valuation of long-duration contract liabilities. The cumulative effect of change in accounting principle related to adopting SOP 03-1 on net income and other comprehensive income was immaterial.

  (s) Accounting Pronouncements Not Yet Adopted

   In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. This statement provides guidance on accounting for deferred acquisition costs and other deferred balances on an internal replacement, defined broadly as a modification in product benefits, features, rights, or coverages that occurs by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to an existing contract, or by the election of a benefit, feature, right, or coverage within an existing contract. Depending on the type of modification, the period over which these deferred balances will be recognized could be accelerated. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We are currently evaluating the impact SOP 05-1 will have on our results of operations or financial position.

(2)Investments

  (a) Net Investment Income

   For the years ended December 31, the sources of net investment income were as follows:

(Dollar amounts in millions)            2005    2004    2003
----------------------------           ------  ------  ------
Fixed maturities and equity securities $211.3  $192.0  $219.0
Commercial mortgage and policy loans..   40.7    31.3    30.6
                                       ------  ------  ------
Gross investment income...............  252.0   223.3   249.6
Investment expenses...................   (5.4)   (3.6)   (4.1)
                                       ------  ------  ------
Net investment income................. $246.6  $219.7  $245.5
                                       ======  ======  ======

  (b) Net Realized Investment Gains (Losses)

   For the years ended December 31, gross realized investment gains and losses resulting from the sales and impairments of investment securities classified as available-for-sale were as follows:

(Dollar amounts in millions)            2005   2004   2003
----------------------------           -----  -----  -----
Gross realized investment:
   Gains.............................. $ 1.9  $ 3.4  $14.0
   Losses.............................  (3.9)  (2.9)  (8.2)
   Impairments........................  (2.4)  (0.8)  (2.7)
                                       -----  -----  -----
Net realized investment gains (losses) $(4.4) $(0.3) $ 3.1
                                       =====  =====  =====

  (c) Unrealized Gains

   Net unrealized gains and losses on investment securities classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP, DAC and sales inducements that would have resulted had such gains and losses been

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2005, 2004 and 2003

realized. Net unrealized gains and losses on available-for-sale securities reflected as a separate component of accumulated other comprehensive income as of December 31, are summarized as follows:

(Dollar amounts in millions)                                                              2005    2004    2003
----------------------------                                                             ------  ------  ------
Net unrealized gains on available-for-sale investment securities:
Fixed maturities........................................................................ $ 24.6  $115.9  $163.8
Equity securities.......................................................................    6.0     6.1     4.1
                                                                                         ------  ------  ------
   Subtotal.............................................................................   30.6   122.0   167.9
Adjustments to the present value of future profits, deferred acquisition costs and sales
  inducements...........................................................................   12.5   (39.1)  (60.4)
Deferred income taxes, net..............................................................  (15.1)  (29.0)  (37.4)
                                                                                         ------  ------  ------
   Net unrealized gains on investment securities........................................ $ 28.0  $ 53.9  $ 70.1
                                                                                         ======  ======  ======

   The change in the net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income for the years ended December 31, is as follows:

(Dollar amounts in millions)                                                                      2005    2004    2003
----------------------------                                                                     ------  ------  ------
Net unrealized gains on investment securities as of January 1................................... $ 53.9  $ 70.1  $ 54.2
                                                                                                 ------  ------  ------
Unrealized gains (losses) on investment securities:
   Unrealized gains (losses) on investment securities...........................................  (94.3)  (46.1)   84.2
   Adjustment to deferred acquisition costs.....................................................   48.7    19.4   (53.8)
   Adjustment to present value of future profits................................................    2.8     1.9    (4.2)
   Adjustment to sales inducements..............................................................    0.1      --      --
   Provision for deferred income taxes..........................................................   13.9     8.4    (8.3)
                                                                                                 ------  ------  ------
       Change in unrealized gains (losses) on investment securities.............................  (28.8)  (16.4)   17.9
Reclassification adjustments to net realized investment gains (losses), net of deferred taxes of
  $1.5, $0.1 and $(1.1).........................................................................    2.9     0.2    (2.0)
                                                                                                 ------  ------  ------
Net unrealized gains on investment securities as of December 31................................. $ 28.0  $ 53.9  $ 70.1
                                                                                                 ======  ======  ======

  (d) Fixed Maturities and Equity Securities

   As of December 31, 2005 and 2004, the amortized cost, gross unrealized gains and losses and fair value of our fixed maturities and equity securities classified as available-for-sale were as follows:

                                                            Gross      Gross
2005                                            Amortized unrealized unrealized  Fair
(Dollar amounts in millions)                      cost      gains      losses    value
----------------------------                    --------- ---------- ---------- --------
Fixed maturities:
   U.S. government and agency.................. $   61.4    $ 3.7      $ (0.4)  $   64.7
   Non-U.S. government.........................     43.2      3.3        (0.1)      46.4
   Non-U.S. corporate..........................    491.7     10.6        (7.6)     494.7
   U.S. corporate..............................  1,900.9     50.6       (20.4)   1,931.1
   Mortgage and asset-backed...................  1,205.5      6.5       (21.6)   1,190.4
                                                --------    -----      ------   --------
       Total fixed maturities..................  3,702.7     74.7       (50.1)   3,727.3
Equity securities..............................     41.3      6.1        (0.1)      47.3
                                                --------    -----      ------   --------
       Total available-for-sale securities..... $3,744.0    $80.8      $(50.2)  $3,774.6
                                                ========    =====      ======   ========

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2005, 2004 and 2003


                                                            Gross      Gross
2004                                            Amortized unrealized unrealized  Fair
(Dollar amounts in millions)                      cost      gains      losses    value
----------------------------                    --------- ---------- ---------- --------
Fixed maturities:
   U.S. government and agency.................. $   21.7    $  2.2     $   --   $   23.9
   Non-U.S. government.........................     50.8       3.6         --       54.4
   Non-U.S. corporate..........................    415.3      16.0       (1.4)     429.9
   U.S. corporate..............................  1,912.8      87.9       (5.8)   1,994.9
   Mortgage and asset-backed...................  1,200.3      18.0       (4.6)   1,213.7
                                                --------    ------     ------   --------
       Total fixed maturities..................  3,600.9     127.7      (11.8)   3,716.8
Equity securities..............................     41.2       6.2       (0.1)      47.3
                                                --------    ------     ------   --------
       Total available-for-sale securities..... $3,642.1    $133.9     $(11.9)  $3,764.1
                                                ========    ======     ======   ========

   For fixed maturity securities, we recognize an impairment charge to earnings in the period in which we determine that we do not expect to either collect or recover principal and interest in accordance with the contractual terms of the instruments or based on underlying collateral values and considering events such as payment default, bankruptcy or disclosure of fraud. For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure impairment charges based on the difference between the book value of the security and its fair value.

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. The aggregate fair value of securities sold at a loss during the year ended December 31, 2005 was $66.4 million, which was approximately 95.9% of book value.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2005, 2004 and 2003


   The following tables present the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2005:

                                                                    Less Than 12 Month               12 Months or More
                                                             -------------------------------- --------------------------------
                                                                          Gross                            Gross
                                                             Estimated  unrealized    # of    Estimated  unrealized    # of
(Dollar amounts in millions)                                 fair value   losses   securities fair value   Losses   securities
----------------------------                                 ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturities:
   Government -- U.S........................................  $   24.7    $ (0.1)       3       $ 13.4     $ (0.3)       2
   Government -- non U.S....................................       5.7      (0.1)       8           --         --       --
   U.S. Corporate...........................................     645.6     (14.6)     159        157.0       (5.8)      50
   Corporate -- non U.S.....................................     201.5      (4.7)      50         65.3       (2.9)      15
   Asset backed.............................................      62.2      (1.0)      17         17.8       (0.2)       4
   Mortgage backed..........................................     716.3     (15.9)     107        115.4       (4.5)      25
                                                              --------    ------      ---       ------     ------       --
Subtotal, fixed maturities..................................   1,656.0     (36.4)     344        368.9      (13.7)      96
Equity securities...........................................        --        --       --          1.4       (0.1)       1
                                                              --------    ------      ---       ------     ------       --
Total temporarily impaired securities.......................  $1,656.0    $(36.4)     344       $370.3     $(13.8)      97
                                                              ========    ======      ===       ======     ======       ==
% Below cost -- fixed maturities:
   (less than)20% Below cost................................  $1,650.8    $(34.6)     343       $368.0     $(13.2)      94
   20-50% Below cost........................................       5.2      (1.8)       1          0.9       (0.5)       2
   (greater than)50% Below cost.............................        --        --       --           --         --       --
                                                              --------    ------      ---       ------     ------       --
Total fixed maturities......................................   1,656.0     (36.4)     344        368.9      (13.7)      96
                                                              --------    ------      ---       ------     ------       --
% Below cost -- equity securities:
   (less than)20% Below cost................................        --        --       --          1.4       (0.1)       1
   20-50% Below cost........................................        --        --       --           --         --       --
   (greater than)50% Below cost.............................        --        --       --           --         --       --
                                                              --------    ------      ---       ------     ------       --
Total equity securities.....................................        --        --       --          1.4       (0.1)       1
                                                              --------    ------      ---       ------     ------       --
Investment grade............................................   1,596.1     (33.3)     323        361.0      (12.9)      91
Below investment grade......................................      59.9      (3.1)      21          7.9       (0.8)       5
Not rated equities..........................................        --        --       --          1.4       (0.1)       1
                                                              --------    ------      ---       ------     ------       --
Total temporarily impaired securities.......................  $1,656.0    $(36.4)     344       $370.3     $(13.8)      97
                                                              ========    ======      ===       ======     ======       ==

   The investment securities in an unrealized loss position as of December 31, 2005 consist of 441 securities accounting for unrealized losses of $50.2 million. Of the unrealized losses, 92.0% are investment grade (rated AAA through BBB-) and 95.2% are less than 20% below cost. The amount of the unrealized loss on these securities is primarily attributable to increases in interest rates and changes in credit spreads.

   For the investment securities in an unrealized loss position as of December 31, 2005, two securities are below cost 20% or more and below investment grade (rated BB+ and below) for twelve months or more accounting for unrealized losses of $2.5 million. These securities consist of two issuers in the airline and automotive industries and are current on all terms. The airline security is collateralized by commercial jet aircraft associated with a domestic airline. We believe this airline security holding is in a temporary loss position as a result of ongoing negative market reaction to difficulties in the commercial airline industry. The unrealized loss on the automotive investment was primarily caused by legacy issues and declines in market share. The automotive issuer continues to maintain significant liquidity relative to their maturities and we expect to collect full principal and interest.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2005, 2004 and 2003


   Because management expects these investments to continue to perform as to contractual obligations and we have the ability and intent to hold these investments until the recovery of the fair value up to the cost of the investments, which may be maturity, we do not consider these investments to be other-than-temporarily impaired at December 31, 2005.

   The following tables present the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2004:

                                                                    Less Than 12 Month               12 Months or More
                                                             -------------------------------- --------------------------------
                                                                          Gross                            Gross
                                                             Estimated  unrealized    # of    Estimated  unrealized    # of
(Dollar amounts in millions)                                 fair value   losses   securities fair value   Losses   securities
----------------------------                                 ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturities:
   Government -- non U.S....................................   $  2.0     $  --         3       $36.5      $(3.3)       14
   U.S. Corporate...........................................    209.2      (2.5)       57          --         --        --
   Corporate -- non U.S.....................................     73.0      (1.0)       16         9.1       (0.4)        3
   Asset backed.............................................     10.8      (0.1)        5          --         --        --
   Mortgage backed..........................................    427.3      (4.2)       64         8.3       (0.3)        6
                                                               ------     -----       ---       -----      -----        --
Subtotal, fixed maturities..................................    722.3      (7.8)      145        53.9       (4.0)       23
Equity securities...........................................       --        --        --         1.4       (0.1)        1
                                                               ------     -----       ---       -----      -----        --
Total temporarily impaired securities.......................   $722.3     $(7.8)      145       $55.3      $(4.1)       24
                                                               ======     =====       ===       =====      =====        ==
% Below cost -- fixed maturities:
   (less than)20% Below cost................................   $722.3     $(7.8)      145       $51.3      $(2.8)       21
   20-50% Below cost........................................       --        --        --         2.6       (1.2)        2
   (greater than)50% Below cost.............................       --        --        --          --         --        --
                                                               ------     -----       ---       -----      -----        --
Total fixed maturities......................................    722.3      (7.8)      145        53.9       (4.0)       23
                                                               ------     -----       ---       -----      -----        --
% Below cost -- equity securities:
   (less than)20% Below cost................................       --        --        --         1.4       (0.1)        1
   20-50% Below cost........................................       --        --        --          --         --        --
   (greater than)50% Below cost.............................       --        --        --          --         --        --
                                                               ------     -----       ---       -----      -----        --
Total equity securities.....................................       --        --        --         1.4       (0.1)        1
                                                               ------     -----       ---       -----      -----        --
Investment grade............................................    704.8      (7.4)      137        39.6       (1.7)       17
Below investment grade......................................     15.6      (0.3)        7        14.3       (2.3)        6
Not rated equities..........................................      1.9      (0.1)        1         1.4       (0.1)        1
                                                               ------     -----       ---       -----      -----        --
Total temporarily impaired securities.......................   $722.3     $(7.8)      145       $55.3      $(4.1)       24
                                                               ======     =====       ===       =====      =====        ==

   The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2005 follows. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2005, 2004 and 2003


                                                 Amortized   Estimated
         (Dollar amounts in millions)           cost or cost fair value
         ----------------------------           ------------ ----------
         Due in one year or less...............   $  260.4    $  260.7
         Due after one year through five years.      711.0       710.4
         Due after five years through ten years      697.7       697.9
         Due after ten years...................      828.1       867.9
                                                  --------    --------
         Subtotal..............................    2,497.2     2,536.9
         Mortgage and asset-backed securities..    1,205.5     1,190.4
                                                  --------    --------
         Totals................................   $3,702.7    $3,727.3
                                                  ========    ========

   As of December 31, 2005, $236.1 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2005, securities issued by finance and insurance, utilities and energy and consumer -- non cyclical industry groups represented approximately 28.5%, 24.4% and 14.5% of our domestic and foreign corporate fixed maturities portfolio, respectively. No other industry group comprises more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   At December 31, 2005, we did not hold any fixed maturity securities that exceeded 10% of stockholder's equity.

   At December 31, 2005 and 2004, there were no fixed maturities in default (issuer has missed a coupon payment or entered bankruptcy).

   As required by law, we have investments on deposit with governmental authorities and banks for the protection of policyholders of $0.5 million at December 31, 2005 and 2004.

  (c) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multifamily residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

   At December 31, 2005 and 2004, our U.S. commercial mortgage loan portfolio was $666.8 million and $543.3 million, net of allowance of $2.7 million and $4.7 million, respectively.

   At December 31, 2005 and 2004, respectively, we held $159.1 million and $125.1 million in U.S. commercial mortgages secured by real estate in California, comprising 23.9% and 23.0% of the total mortgage portfolio. For the years ended December 31, 2005 and 2004 respectively, we originated $45.2 million and $29.1 million of mortgages secured by real estate in California, which represent 20.7% and 20.5%, of our total US originations for those years.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases, or large groups of smaller-balance homogenous loans.

   Under these principles, we may have two types of "impaired" loans: loans requiring allowances for losses (none as of December 31, 2005 and 2004) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($0.0 million and $5.5 million as of December 31, 2005 and 2004, respectively). Average investment in specifically impaired loans was $1.7 million, $2.2 million and $0.3 million during

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2005, 2004 and 2003

2005, 2004 and 2003, respectively. Interest income recognized on these loans while they were considered impaired was insignificant in each of the three years. There were no non-income producing mortgage loans as of December 31, 2005, 2004 and 2003.

   The following table presents the activity in the allowance for losses during the years ended December 31:

          (Dollar amounts in millions)            2005   2004   2003
          ----------------------------           -----  -----  -----
          Balance as of January 1............... $ 4.7  $ 4.2  $ 3.0
          Provision.............................   0.8    1.4    2.0
          Release...............................  (2.8)    --     --
          Amounts written off, net of recoveries    --   (0.9)  (0.8)
                                                 -----  -----  -----
          Balance as of December 31............. $ 2.7  $ 4.7  $ 4.2
                                                 =====  =====  =====

   During 2005, we adjusted our process for estimating credit losses in our commercial mortgage loan portfolio. As a result of this adjustment, we released $2.8 million of commercial mortgage loan reserves to net investment income in 2005.

(3)Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31, was as follows:

(Dollar amounts in millions)                                                              2005    2004    2003
----------------------------                                                             ------  ------  ------
Unamortized balance as of January 1..................................................... $272.7  $288.5  $236.7
Costs deferred..........................................................................   42.0    59.4    75.6
Amortization, net.......................................................................  (26.9)  (23.3)  (23.8)
Amounts transferred in connection with reinsurance transactions with Union Fidelity Life
  Insurance Company ("UFLIC")...........................................................     --   (51.9)     --
                                                                                         ------  ------  ------
Unamortized balance as of December 31...................................................  287.8   272.7   288.5
Cumulative effect of net unrealized investment (gains) losses...........................   11.7   (37.0)  (56.4)
                                                                                         ------  ------  ------
Balance as of December 31............................................................... $299.5  $235.7  $232.1
                                                                                         ======  ======  ======

(4)Intangible Assets and Goodwill

   At December 31, 2005 and 2004, the gross carrying amount and accumulated amortization of intangibles, net of interest accretion, subject to amortization were as follows:

                                                         2005                        2004
                                              --------------------------  --------------------------
                                              Gross carrying Accumulated  Gross carrying Accumulated
(Dollar amounts in millions)                      amount     amortization     amount     amortization
----------------------------                  -------------- ------------ -------------- ------------
Present value of future profits ("PVFP").....     $71.6         $(64.2)       $68.8         $(61.7)
Deferred sales inducements to contractholders       9.3           (0.9)         3.1           (0.1)
                                                  -----         ------        -----         ------
Total........................................     $80.9         $(65.1)       $71.9         $(61.8)
                                                  =====         ======        =====         ======

   Net amortization expense related to intangible assets for the years ended December 31, 2005, 2004, and 2003 was $2.5 million, $1.4 million and $10.5 million, respectively. Amortization expense related to deferred sales inducements to contractholders of $0.8 million and $0.1 million was included in benefits and other changes in policy reserves for the years ended December 31, 2005 and 2004, respectively. There were no deferred sales inducements to contractholders in the year ended December 31, 2003.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2005, 2004 and 2003


  (a) Present Value of Future Profits

   The method used by us to value PVFP in connection with acquisitions is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

   The following table presents the activity in PVFP for the years ended December 31:

(Dollar amounts in millions)                                                2005   2004    2003
----------------------------                                               -----  ------  ------
Unamortized balance as of January 1....................................... $ 9.2  $ 86.9  $ 97.4
Interest accreted at 4.3%, 4.4% and 6.9%, respectively....................   0.3     0.4     6.3
Amortization..............................................................  (2.8)   (1.8)  (16.8)
Amounts transferred in connection with reinsurance transactions with UFLIC    --   (76.3)     --
                                                                           -----  ------  ------
Unamortized balance as of December 31.....................................   6.7     9.2    86.9
Cumulative effect of net unrealized investment (gains) losses.............   0.7    (2.1)   (4.0)
                                                                           -----  ------  ------
Balance as of December 31................................................. $ 7.4  $  7.1  $ 82.9
                                                                           =====  ======  ======

   The estimated percentage of the December 31, 2005 PVFP balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

                                   2006 21.1%
                                   2007 18.8%
                                   2008 15.9%
                                   2009 13.0%
                                   2010 10.6%

   Amortization expense for PVFP for future periods will be affected by acquisitions, dispositions, realized gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of businesses. Similarly, future amortization expenses for other intangibles will depend on future acquisitions, dispositions and other business transactions.

  (b) Goodwill

   Our goodwill balance, net of accumulated amortization, by segment was comprised of the following as of December 31, 2005 and 2004:

                    (Dollar amounts in millions)
                    ----------------------------
                    Retirement Income and Investments $25.3
                    Protection.......................  28.8
                    Corporate and Other..............    --
                                                      -----
                    Total............................ $54.1
                                                      =====

   No impairment charge was recognized in 2005, 2004 or 2003.

(5)Reinsurance

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC, an indirect, wholly-owned subsidiary of GE, in-force blocks of structured settlements, substantially all of our in-force blocks of variable annuities and a block of long-term care insurance policies that we reinsured in 2000 from Travelers Insurance Company ("Travelers"), a subsidiary of Citigroup, Inc. Our in-force variable annuity contracts, excluding the RetireReady/SM/ Retirement Answer

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2005, 2004 and 2003

("Retirement Answer") variable annuity product that was not reinsured, had aggregate general account reserves of $268.6 million and $280.6 million as of December 31, 2005 and 2004, respectively. Our in-force structured settlements reinsured had aggregate policyholder reserves of $394.4 million and $390.5 million as of December 31, 2005 and 2004, respectively. The block of long-term care insurance policies that we reinsured in 2000 from Travelers block of business had aggregate reserves of $559.7 million and $513.2 million as of December 31, 2005 and 2004, respectively. The reinsurance transactions with UFLIC were completed and accounted for at book value. We transferred investment assets to UFLIC in exchange for the reinsurance recoverable asset from UFLIC in the amount of $1.1 billion at January 1, 2004. As of December 31, 2005 and 2004, we had $174.8 million and $169.9 million, respectively, in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts will be determined by expense studies to be conducted periodically. The expense allowance was $2.5 million for the years ended December 31, 2005 and 2004.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee will administer the trust accounts and we will be permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation ("GE Capital") agreed to maintain sufficient capital to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   Certain policy risks are reinsured with other insurance companies to limit the amount of loss exposure. Reinsurance contracts do not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than with UFLIC, at December 31, 2005, we had no significant concentrations of reinsurance with any one reinsurer that could have a material impact on our results of operations.

   We have a reinsurance agreement with an affiliated company whereby we assumed all liabilities and future premiums related to the affiliate's New York business. Certain fixed maturities with a fair value of $43.7 million and $46.4 million as of December 31, 2005 and 2004, respectively were held in trust for the benefit of policyholders.

   The maximum amount of individual ordinary life insurance normally retained by us on any one life may not exceed $0.2 million. Net life insurance in force as of December 31, is summarized as follows:

           (Dollar amounts in millions)          2005   2004   2003
           ----------------------------         -----  -----  -----
           Direct life insurance in force...... $18.7  $12.8  $ 8.4
           Amounts assumed from other companies  74.9   83.9   90.1
           Amounts ceded to other companies....  (3.6)  (2.4)    --
                                                -----  -----  -----
           Net life insurance in force......... $90.0  $94.3  $98.5
                                                -----  -----  -----
           Percentage of amount assumed to net.  83.2%  89.0%  91.5%
                                                =====  =====  =====

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2005, 2004 and 2003


   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                            Written                 Earned
                                    ----------------------  ----------------------
(Dollar amounts in millions)         2005    2004    2003    2005    2004    2003
----------------------------        ------  ------  ------  ------  ------  ------
Direct............................. $181.6  $184.4  $162.5  $178.0  $180.6  $162.9
Assumed............................   78.3    83.7    78.7    76.7    84.4    80.1
Ceded..............................  (71.4)  (71.5)   (6.5)  (68.1)  (71.9)   (6.5)
                                    ------  ------  ------  ------  ------  ------
Net premiums....................... $188.5  $196.6  $234.7  $186.6  $193.1  $236.5
                                    ======  ======  ======  ======  ======  ======
Percentage of amount assumed to net                           41.1%   43.7%   33.9%
                                                            ======  ======  ======

   Reinsurance recoveries recognized as a reduction of benefit expenses amounted to $65.1 million, $68.3 million and $11.8 million for the years ended December 31, 2005, 2004 and 2003, respectively. Reinsurance recoveries recognized as a reduction of change in policy reserves amounted to $51.7 million, $54.6 million and $0.3 million for the years ended December 31, 2005, 2004 and 2003.

(6) Future Annuity and Contract Benefits

  Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

  Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity, and other assumptions, which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported, and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as estimates are revised.

   The following table sets forth the major assumptions underlying our recorded liabilities for future annuity and contract benefits:

                                            Mortality/                 December 31,
                                            morbidity  Interest rate -----------------
(Dollar amounts in millions)                assumption  assumption     2005     2004
----------------------------                ---------- ------------- -------- --------
Investment contracts.......................   Account
                                              balance       N/A      $3,800.5 $3,750.4
Limited payment contracts..................     (a)     3.2% - 8.9%     473.3    421.9
Traditional life insurance contracts.......     (b)     6.0% - 7.5%       1.8      1.9
Universal life type contracts..............   Account
                                              balance       N/A           9.4      9.4
Accident and health........................     (c)     5.5% - 7.5%     869.3    751.4
                                                                     -------- --------
Total future annuity and contracts benefits                          $5,154.3 $4,935.0
                                                                     ======== ========

--------
(a)Principally modifications of the 1983 Individual Annuity Mortality Table.
(b)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate
   Tables.
(c)The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables and the 1983 Individual Annuity Mortality Table.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2005, 2004 and 2003


   Assumptions as to persistency are based on the Company's experience.

   As described in Note 5, on April 15, 2004 we reinsured our in-force variable annuity contracts, excluding the Retirement Answer, to UFLIC, effective as of January 1, 2004. We have continued to sell variable annuities and are retaining that business for our own account.

   Our variable annuity contracts provide a basic guaranteed minimum death benefit ("GMDB"), which provides a minimum account value to be paid on the annuitant's death. Our contractholders have the option to purchase through riders, at an additional charge, enhanced death benefits.

   The total account value (excluding the block of business reinsured through the transaction mentioned above) of our variable annuities with death benefits, including both separate account and fixed account assets, was approximately $158.2 million and $75.1 million at December 31, 2005 and 2004, respectively, with related death benefit exposure (or net amount at risk) of approximately $0.2 million and $0.0 million at December 31, 2005 and 2004, respectively. The liability for our variable annuity contracts with death benefits net of reinsurance was $0.1 million and $0.0 million at December 31, 2005 and 2004, respectively.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our Consolidated Balance Sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contactholders for mortality, administrative, and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the Consolidated Statements of Income. There were no gains or losses on transfers of assets from the general account to the separate account.

(7)Related-Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to a services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $65.0 million, $58.5 million and $33.6 million for the years ended December 31, 2005, 2004 and 2003, respectively. We also charge affiliates for certain services which aggregated $25.4 million, $18.4 million and $2.8 million for the years ended December 31, 2005, 2004 and 2003, respectively.

   We have an investment management agreement with GE Asset Management Incorporated ("GEAM"), an affiliate of GE, under which we incurred expenses of $1.5 million, $2.5 million and $3.9 million payable to GEAM as compensation for the investment services during 2005, 2004 and 2003, respectively. We also pay Genworth, our ultimate parent, for investment related services. We paid $3.7 million and $1.5 million to Genworth in 2005 and 2004, respectively. We were not assessed these charges in 2003.

   We collected $2.9 million, $3.1 million and $3.0 million, respectively, of premiums from various GE affiliates for long-term care insurance provided to employees of such affiliates during 2005, 2004 and 2003, respectively.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2005, 2004 and 2003


   We pay interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GLIC. We have a revolving line of credit with GNA Corporation. We pay interest at the cost of funds of GNA Corporation, which were 4.3%, 2.2% and 1.3%, as of December 31, 2005, 2004 and 2003,
respectively. There was no amount outstanding as of December 31, 2005. The amount outstanding as of December 31, 2004 was $36.3 million and was included with other liabilities in the Consolidated Balance Sheet.

(8)Income Taxes

   The total provision (benefit) for income taxes for the years ended December 31, consisted of the following components:

(Dollar amounts in millions)                            2005   2004    2003
----------------------------                           -----  ------  ------
Current federal income taxes.......................... $(0.5) $ (4.8) $(17.6)
Deferred federal income taxes.........................  20.2   (17.4)   27.6
                                                       -----  ------  ------
   Total federal income taxes.........................  19.7   (22.2)   10.0
                                                       -----  ------  ------
Current state income taxes............................  (0.5)   (3.5)     --
Deferred state income taxes...........................   0.5      --      --
                                                       -----  ------  ------
       Total state income taxes.......................    --    (3.5)     --
                                                       -----  ------  ------
       Total provision (benefit) for income taxes..... $19.7  $(25.7) $ 10.0
                                                       =====  ======  ======

   The reconciliation of the federal statutory tax rate to the effective income tax rate is as follows:

(Dollar amounts in millions)                       2005   2004   2003
----------------------------                       ----  -----   ----
Statutory U.S federal income tax rate............. 35.0%  35.0%  35.0%
Reinsurance transaction with UFLIC................   --  (78.5)    --
State income tax, net of federal income tax effect   --   (4.3)    --
Other, net........................................ (3.8)  (0.4)  (0.3)
                                                   ----  -----   ----
Effective rate.................................... 31.2% (48.2)% 34.7%
                                                   ====  =====   ====

   The components of the net deferred income tax liability at December 31, are as follows:

(Dollar amounts in millions)                       2005   2004
----------------------------                      ------ ------
Assets:
   Accrued commissions and general expenses...... $  2.3 $  6.9
   Future annuity and contract benefits..........   47.5   77.4
   Other, net....................................    9.6    4.9
                                                  ------ ------
       Total deferred income tax assets..........   59.4   89.2
                                                  ------ ------
Liabilities:
   Net unrealized gains on investment securities.   15.1   29.0
   Investments...................................    2.0    1.2
   Present value of future profits...............    2.8    4.0
   Deferred acquisition costs....................   78.0   69.6
   Other, net....................................    3.4   20.5
                                                  ------ ------
       Total deferred income tax liability.......  101.3  124.3
                                                  ------ ------
   Net deferred income tax liability............. $ 41.9 $ 35.1
                                                  ====== ======

   Based on an analysis, management believes it is more likely than not the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling us to realize our remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2005, 2004 and 2003


   We received federal and state taxes of $(9.9) million, $(20.4) million and $(2.9) million for the years ended December 31, 2005, 2004 and 2003, respectively.

   As of December 31, 2005, the current income tax payable with affiliates, included in other liabilities was $2.2 million. As of December 31, 2004, the current income tax receivable with affiliates, included in other assets was $6.6 million.

(9)Commitments and Contingencies

  Commitments

   We were committed to fund $22.8 million and $21.5 million as of December 31, 2005 and 2004, respectively, in U.S. commercial mortgage loans, which will be held for investment purposes.

  Litigation

   We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict or determine the ultimate outcomes of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses.

(10)Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the Consolidated Balance Sheets at fair value are not included in the following disclosures; such items include cash and cash equivalents, investment securities, securities lending collateral and separate accounts. Although management has made every effort to develop the fairest representation of fair value for this section, it would be unusual if the estimates could actually have been realized as of December 31, 2005 and 2004.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using rates at which similar loans would have been made to similar borrowers.

   Investment contract benefits. Based on expected future cash flows, considering expected renewal premiums, claims, refunds and servicing costs, discounted at a current market rate.

   The following represents the fair value of financial assets and liabilities as of December 31:

                                                                2005                         2004
                                                    ---------------------------- ----------------------------
                                                    Notional Carrying Estimated  Notional Carrying Estimated
(Dollar amounts in millions)                         amount   amount  fair value  amount   amount  fair value
----------------------------                        -------- -------- ---------- -------- -------- ----------
Assets:
   Commercial mortgage loans.......................  $  (a)  $  666.8  $  673.1   $  (a)  $  543.3  $  568.4
Liabilities:
   Investment contract benefits....................     (a)   3,800.5   3,680.6      (a)   3,750.4   3,631.8
Other firm commitments:
   Ordinary course of business lending commitments.   22.8         --        --    21.5         --        --

--------
(a)These financial instruments do not have notional amounts.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2005, 2004 and 2003


(11)Restrictions on Dividends

   State insurance departments that regulate life insurance companies recognize only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under law, and for determining whether its financial condition warrants the payment of a dividend to its stockholders. The maximum amount of dividends, which can be paid by State of New York insurance companies to stockholders without prior approval of the Insurance Commissioner, is subject to certain restrictions. No dividend payout may be made without prior approval.

(12)Supplementary Statutory Basis Financial Data (unaudited)

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholder's equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by the state insurance authority. We have no significant permitted accounting practices.

   Statutory net income (loss) for the years ended December 31, 2005, 2004 and 2003 was $88.2 million, $(19.8) million and $(32.4) million, respectively. Statutory capital and surplus was $347.0 million and $268.1 million as of December 31, 2005 and 2004, respectively.

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (1) asset risk,
(2) insurance risk, (3) interest rate risk, and (4) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. At December 31, 2005 and 2004, we had total adjusted capital in excess of amounts requiring company action or any level of regulatory action at any prescribed RBC level.

   The New York Insurance Department ("NYID") has informed us that it is mandating that underwriters of long-term care insurance in the State of New York use a deterministic methodology with NYID-specified provisions for adverse deviation in cash flow testing for long term care statutory basis reserves. As part on an ongoing discussion regarding the propriety of using this methodology, we have agreed to establish additional long-term care statutory basis reserves using this NYID-mandated approach beginning for the first quarter of 2006. Using this approach would have increased our long-term care statutory basis reserves by as much as $220.0 million as of December 31, 2005. We continue to object to the NYID methodology for long-term care statutory basis reserves, however, and we are in continuing discussions regarding whether the methodology and assumptions are appropriate.

   If we had used the NYID-mandated approach as of December 31, 2005, our total adjusted capital would have remained in excess of amounts requiring company action or any level of regulatory action at any prescribed RBC level.

(13)Operating Segment Information

   We conduct our operations through three business segments: (1) Retirement Income and Investments, which includes our fixed and variable annuities, variable life and interest sensitive life insurance, (2) Protection, which includes our long-term care insurance and (3) Corporate and Other includes net realized investment gains (losses), interest expense and unallocated corporate income and expenses. See Note 1 for further discussion of our principal products.

   We use the same accounting policies and procedures to measure segment earnings and assets as we use to measure our consolidated net income and assets. Segment earnings are generally income before income taxes and cumulative effect of accounting change. Realized gains (losses), net of taxes, are allocated to the Corporate and Other segment. Segment earnings represent the basis on which the performance of our business is assessed by management. Premiums and fees, other income,

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2005, 2004 and 2003

benefits and acquisition and operating expenses and policy related amortization are attributed directly to each operating segment. Net investment income and invested assets are allocated based on the assets required to support the underlying liabilities and capital of the products included in each segment.

   The following is a summary of segment activity as of and for the years ended December 31, 2005, 2004, and 2003:

                                                           Retirement
2005                                                        Income &              Corporate and
(Dollar amounts in millions)                               Investments Protection     Other       Total
----------------------------                               ----------- ---------- ------------- --------
Revenues:
Net investment income.....................................  $  204.3    $   42.4     $ (0.1)    $  246.6
Premiums..................................................      58.7       127.9         --        186.6
Net realized investment (loss)............................        --          --       (4.4)        (4.4)
Other income..............................................       6.2         0.6         --          6.8
                                                            --------    --------     ------     --------
   Total revenues.........................................     269.2       170.9       (4.5)       435.6
                                                            --------    --------     ------     --------
Benefits and expenses:
Interest credited.........................................     122.9         0.4        0.1        123.4
Benefits and other changes in policy reserves.............      60.8       115.8         --        176.6
Acquisition and operating expenses, net of deferrals......      18.5        21.5        3.1         43.1
Amortization of deferred acquisition costs and intangibles      23.9         5.5         --         29.4
                                                            --------    --------     ------     --------
   Total benefits and expenses............................     226.1       143.2        3.2        372.5
                                                            --------    --------     ------     --------
Income (loss) before income taxes.........................      43.1        27.7       (7.7)        63.1
Provision (benefit) for income taxes......................      15.2         9.8       (5.3)        19.7
                                                            --------    --------     ------     --------
Net income (loss).........................................  $   27.9    $   17.9     $ (2.4)    $   43.4
                                                            ========    ========     ======     ========
Total assets..............................................  $4,942.4    $1,469.3     $278.1     $6,689.8
                                                            ========    ========     ======     ========

                                                           Retirement
2004                                                        Income &              Corporate and
(Dollar amounts in millions)                               Investments Protection     Other       Total
----------------------------                               ----------- ---------- ------------- --------
Revenues:
Net investment income.....................................  $  186.8    $   31.9     $  1.0     $  219.7
Premiums..................................................      79.0       114.1         --        193.1
Net realized investment (loss)............................        --          --       (0.3)        (0.3)
Other income..............................................       3.6         0.8        0.8          5.2
                                                            --------    --------     ------     --------
   Total revenues.........................................     269.4       146.8        1.5        417.7
                                                            --------    --------     ------     --------
Benefits and expenses:
Interest credited.........................................     120.4         0.5         --        120.9
Benefits and other changes in policy reserves.............      82.9        97.6         --        180.5
Acquisition and operating expenses, net of deferrals......      17.1        20.0        1.2         38.3
Amortization of deferred acquisition costs and intangibles      20.3         4.4         --         24.7
                                                            --------    --------     ------     --------
   Total benefits and expenses............................     240.7       122.5        1.2        364.4
                                                            --------    --------     ------     --------
Income before income taxes................................      28.7        24.3        0.3         53.3
Provision (benefit) for income taxes......................      10.3         8.5      (44.5)       (25.7)
                                                            --------    --------     ------     --------
Net income................................................  $   18.4    $   15.8     $ 44.8     $   79.0
                                                            ========    ========     ======     ========
Total assets..............................................  $4,711.3    $1,245.8     $483.2     $6,440.3
                                                            ========    ========     ======     ========

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2005, 2004 and 2003


                                                           Retirement
2003                                                        Income &              Corporate and
(Dollar amounts in millions)                               Investments Protection     Other     Total
----------------------------                               ----------- ---------- ------------- ------
Revenues:
Net investment income (loss)..............................   $206.3      $ 51.5      $(12.3)    $245.5
Premiums..................................................     63.0       173.5          --      236.5
Net realized investment gains.............................       --          --         3.1        3.1
Other income..............................................      2.0         0.8          --        2.8
                                                             ------      ------      ------     ------
   Total revenues.........................................    271.3       225.8        (9.2)     487.9
                                                             ------      ------      ------     ------
Benefits and expenses:
Interest credited.........................................    142.2         0.5          --      142.7
Benefits and other changes in policy reserves.............     84.0       169.2          --      253.2
Acquisition and operating expenses, net of deferrals......      6.0        26.7        (3.7)      29.0
Amortization of deferred acquisition costs and intangibles     19.8        14.5          --       34.3
                                                             ------      ------      ------     ------
   Total benefits and expenses............................    252.0       210.9        (3.7)     459.2
                                                             ------      ------      ------     ------
Income (loss) before income taxes.........................     19.3        14.9        (5.5)      28.7
Provision (benefit) for income taxes......................      7.0         5.3        (2.3)      10.0
                                                             ------      ------      ------     ------
Net income (loss).........................................   $ 12.3      $  9.6      $ (3.2)    $ 18.7
                                                             ======      ======      ======     ======

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits


(1)(a) Resolution of Board of Directors of GE Capital Life Assurance Company of New York ("GE Capital Life") authorizing the establishment of the GE Capital Life Separate Account II (the "Separate Account").
            Previously filed on September 10, 1997 with initial filing to Form
            N-4 for GE Capital Life Separate Account II, Registration No.
            333-39955.

(1)(b)      Resolution of the Board of Directors of GE Capital Life Assurance
            Company of New York authorizing the change in name of GE Capital Life
            Assurance Company of New York to Genworth Life Insurance Company of
            New York. Previously filed on January 3, 2006 with Post-Effective
            Amendment No. 8 to Form N-4 for Genworth Life of New York Separate
            Account 1, Registration No. 333-106511.

(1)(c)      Resolution of the Board of Directors of GE Capital Life Assurance
            Company of New York authorizing the change in name GE Capital Life
            Separate Account II to Genworth Life of New York VA Separate Account
            1. Previously filed on January 3, 2006 with Post-Effective Amendment
            No. 8 to Form N-4 for Genworth Life of New York Separate Account 1,
            Registration No. 333-106511.

(2)         Not Applicable.

(3)(a)      Underwriting Agreement between GE Capital Life and Capital Brokerage
            Corporation. Previously filed on May 13, 1998 with Pre-Effective
            Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II,
            Registration No. 333-39955.

(3)(b)      Dealer Sales Agreement. Previously filed on May 13, 1998 with
            Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
            Separate Account II, Registration No. 333-39955.

(4)(a) Form of Policy NY1162 3/01. Previously Filed on June 26, 2003 with initial filing to Form N-4 for GE Capital Life Separate Account II.
            Registration No. 333-106511.

(4)(b)      Endorsements to Policy.

(4)(b)(i)   Form NY5179 3/02 Pension Endorsement. Previously Filed on June 26,
            2003 with initial filing to Form N-4 for GE Capital Life Separate
            Account II. Registration No. 333-106511.

(4)(b)(ii) Form NY5196 5/02 Section 403(b) Annuity Endorsement. Previously Filed on June 26, 2003 with initial filing to Form N-4 for GE Capital Life
            Separate Account II. Registration No. 333-106511.

(4)(b)(iii) Form NY5246 1/03 Vested Guaranteed Minimum Income Payment
            Endorsement. Previously Filed on June 26, 2003 with initial filing to
            Form N-4 for GE Capital Life Separate Account II. Registration No.
            333-106511.

(4)(b)(iv)  Form NY5247 1/03 Vested Guaranteed Minimum Income Payment
            Endorsement. Previously Filed on June 26, 2003 with initial filing to
            Form N-4 for GE Capital Life Separate Account II. Registration No.
            333-106511.

(5)(a)      Form of Variable Annuity Enrollment Form 19532 NY 4/2003. Previously
            Filed on June 26, 2003 with initial filing to Form N-4 for GE Capital
            Life Separate Account II. Registration No. 333-106511.

(5)(b) Variable Annuity Application. Previously Filed on June 26, 2003 with initial filing to Form N-4 for GE Capital Life Separate Account II.
            Registration No. 333-106511.

(6)(a) Amended and Restated Articles of Incorporation of Genworth Life
       Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 8 to Form N-4 for Genworth Life of
       New York Separate Account 1, Registration No. 333-106511.

(6)(b) By-Laws of Genworth Life Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 8 to Form
       N-4 for Genworth Life of New York Separate Account 1, Registration
       No. 333-106511.

(7)    Reinsurance Agreements. Not Applicable.

(8)(a) Form of Participation Agreement between GE Investments Funds, Inc.
       and Genworth Life Insurance Company of New York. Filed herewith.

(9)    Opinion and Consent of Counsel. Filed herewith.

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11)   Not Applicable.

(12)   Not Applicable.

(13)   Not Applicable.

Item 25.  Directors and Officers of the Depositor


       Name                      Address                        Position with Company
       ----                      -------                        ---------------------
Marshal S. Belkin... 345 Kear Street                  Director
                     Yorktown Heights,
                     New York 10598
Ward E. Bobitz...... 6620 West Broad Street           Director, Vice President and Assistant
                     Richmond, Virginia 23230         Secretary
Richard I. Byer..... 11 Westwind Road                 Director
                     Yonkers, NY 10710
Bernard M. Eiber.... 55 Northern Boulevard, Suite 302 Director
                     Great Neck, New York 11021
Kelly L. Groh....... 6610 West Broad Street           Director
                     Richmond, Virginia 23230
Paul A. Haley....... 6610 West Broad Street           Director, Senior Vice President and Chief
                     Richmond, Virginia 23230         Actuary
Jerry S. Handler.... 151 West 40th Street             Director
                     New York, New York 10018
Gerald A. Kaufman... 15 Glenwood Road                 Director
                     Plainview, New York 11803
Isidore Sapir....... 449 Golden River Drive           Director
                     Golden Lakes Village
                     West Palm Beach, Florida 33411
Pamela S. Schutz.... 6610 West Broad Street           Director and Executive Vice President
                     Richmond, Virginia 23230
David J. Sloane..... 666 Third Avenue, 9th Floor      Director, Chairperson of the Board,
                     New York, New York 10017         President and Chief Executive Officer
Geoffrey S. Stiff... 6610 West Broad Street           Director and Senior Vice President
                     Richmond, Virginia 23230
Thomas M. Stinson... 6630 West Broad Street           Director and President, Long Term Care
                     Richmond, Virginia 23230         Division
John G. Apostle, II. 6610 West Broad Street           Chief Compliance Officer - Registered
                     Richmond, Virginia 23230         Separate Accounts
Thomas E. Duffy..... 6610 West Broad Street           Senior Vice President, General Counsel and
                     Richmond, Virginia 23230         Secretary
J. Kevin             6610 West Broad Street           Senior Vice President and Chief Financial
  Helmintoller...... Richmond, Virginia 23230         Officer
Mark W. Griffin..... 3003 Summer Street               Senior Vice President and Chief Investment
                     Stamford, Connecticut 06904      Officer
Gurinder S.          16501 Ventura Blvd, Ste 201      Senior Vice President
  Ahluwalia......... Encino, California 91436
Shannon M. Fischer.. 6610 West Broad St.              Senior Vice President
                     Richmond, Virginia 23230
James H. Reinhart... 6610 West Broad Street           Senior Vice President
                     Richmond, Virginia 23230
Heather C. Harker... 6610 West Broad Street           Vice President and Associate General
                     Richmond, Virginia 23230         Counsel
John A. Zelinske.... 6610 West Broad Street           Vice President and Controller
                     Richmond, Virginia 23230
Gary T. Prizzia..... 6620 West Broad Street           Treasurer
                     Richmond, Virginia 23230

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]

Item 27.  Number of Contract Owners


   There were 47 owners of Qualified Contracts and 133 owners of Non-Qualified Contracts as of March 24, 2006.


Item 28.  Indemnification


   (a) Article VII of the By-Laws of Genworth Life Insurance Company of New York (formerly, GE Capital Life Insurance Company of New York) provides that:


      1. To the fullest extent allowed under New York Law, including New York Business Corporation Law, the Company shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interest of the Company, and with respect to any criminal action, had no reasonable cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had any reasonable cause to believe his conduct unlawful.

      2. To the fullest extent allowed under New York Law, including New York Business Corporation law, the Company shall indemnify each director, officer or employee of the Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith for a purpose which he reasonably believed to be in the best interests of the Company.

      3. Notice to the Superintendent of Insurance for the State of New York of any payment of indemnification, advancement or allowance under Subsections 1 and 2 above shall be made at least thirty (30) days prior thereto in accordance with the requirements of Section 1216 of New York Insurance Law.

      4. For the purposes of this section, the Company shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Company also imposes duties on, or-otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interests of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Company.

      5. Any indemnification under Subsections 1 and 2 (unless ordered by a court) shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Subsections 1 and 2. Such determination shall be made:

          a. by the Board of Directors of the Company by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding; or

          b. if such quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, (1) by the Board upon the opinion of independent legal counsel in a written opinion; or, (2) by the Stockholders of the Company.

      6. Expenses (including attorney's fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Company in advance of the final disposition of such action, suit, or proceeding as authorized in the manner provided in Subsection 3 upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Company in case the person receiving the advancement or allowance is ultimately found not to be entitled to indemnification, or when indemnification is granted to the extent such advances exceed the indemnification to which he is entitled.

      7. The Company shall have the power to the fullest extent allowed under New York Law, including New York Business Corporation law, to indemnify any person referred to in this Section.

      8. Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Company and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

      9. The foregoing rights and indemnification shall not be exclusive of any other rights and indemnifications to which the directors, officers and employees of the Company may be entitled according to law.

      10. Provisions of Article VII as set forth above shall constitute a contract between the Company and the directors.

   Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

   (b)  Rule 484 Undertaking

   Section 722 of the Code of New York, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and
(3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of New York in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life of New York VA Separate Account 1 (formerly, GE Capital Life Separate Account II) and Genworth Life of New York VL Separate Account 1 (formerly, GE Capital Life Separate Account III).

   (b)

       Name                  Address            Positions and Offices with Underwriter
       ----                  -------            --------------------------------------
James J. Buddle..... 6620 W. Broad St.        Director
                     Richmond, VA 23230
Robert T. Methven... 6610 W. Broad St.        Director, President and Chief Executive
                     Richmond, VA 23230       Officer
Geoffrey S. Stiff... 6610 W. Broad St.        Director and Senior Vice President
                     Richmond, VA 23230
Richard P. McKenney. 6620 W. Broad St.        Senior Vice President
                     Richmond, VA 23230
Edward J. Wiles, Jr. 3001 Summer St.,         Senior Vice President and Chief Compliance
                     2nd Floor                Officer
                     Stamford, CT 06905
Ward E. Bobitz...... 6620 W. Broad Street     Vice President and Assistant Secretary
                     Richmond, VA 23230
Brenda A. Daglish... 6604 West Broad St.      Vice President and Assistant Treasurer
                     Richmond, VA 23230
William E. Daner,    6610 W. Broad St.        Vice President, Counsel and Secretary
  Jr................ Richmond, VA 23230
J. Kevin             6610 W. Broad Street     Vice President and Chief Financial Officer
  Helmintoller...... Richmond, Virginia 23230
James H. Reinhart... 6610 W. Broad St.        Vice President
                     Richmond, VA 23230
John A. Zelinske.... 6610 W. Broad St.        Vice President and Controller
                     Richmond, VA 23230
James J. Kuncl...... 200 N. Martingale Rd.    Vice President
                     Schaumburg, IL 60173
Scott R. Lindquist.. 6620 W. Broad St.        Vice President
                     Richmond, VA 23230
Gary T. Prizzia..... 6620 W. Broad Street     Treasurer
                     Richmond, VA 23230
Russell L. Rubino... 6620 W. Broad St.        Vice President
                     Richmond, VA 23230
Bonnie C. Turner.... 6610 W. Broad St.        Vice President and Financial & Operations
                     Richmond, VA 23230       Principal

   (c)


                                   (2)
             (1)                   Net
           Name of            Underwriting        (3)           (4)
          Principal           Discounts and  Compensation    Brokerage      (5)
         Underwriter           Commissions   on Redemption  Commissions Compensation
         -----------          -------------  -------------  ----------- ------------
Capital Brokerage Corporation Not Applicable Not Applicable    12.0%      563,220

Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life Insurance Company of New York (formerly, GE Capital Life Assurance Company of New York) at its Service Center at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   All management contracts are discussed in Part A or Part B of this Registration Statement.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life Insurance Company of New York at the address or phone number listed in the prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   Genworth Life Insurance Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life Insurance Company of New York.

  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life Insurance Company of New York represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 19th day of April, 2006.


                                        GENWORTH LIFE OF NEW YORK VA SEPARATE
                                          ACCOUNT 1
                                        (Registrant)

                                    By:         /s/  GEOFFREY S. STIFF
                                        -----------------------------------
                                                   Geoffrey S. Stiff
                                                 Senior Vice President

                                    By: GENWORTH LIFE INSURANCE COMPANY OF NEW
                                          YORK
                                        (Depositor)

                                    By:         /s/  GEOFFREY S. STIFF
                                        -----------------------------------
                                                   Geoffrey S. Stiff
                                                 Senior Vice President

   As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


            Signature                    Title                   Date
            ---------                    -----                   ----

      /s/  DAVID J. SLOANE*  Director, Chairperson of the   April 19, 2006
     -----------------------   Board and Chief Executive
         David J. Sloane       Officer

     /s/  MARSHAL S. BELKIN* Director                       April 19, 2006
     -----------------------
        Marshal S. Belkin

      /s/  WARD E. BOBITZ*   Director, Vice President and   April 19, 2006
     -----------------------   Assistant Secretary
         Ward E. Bobitz

      /s/  RICHARD I. BYER*  Director                       April 19, 2006
     -----------------------
         Richard I. Byer

     /s/  BERNARD M. EIBER*  Director                       April 19, 2006
     -----------------------
        Bernard M. Eiber

       /s/  KELLY L. GROH*   Director                       April 19, 2006
     -----------------------
          Kelly L. Groh

       /s/  PAUL A. HALEY*   Director, Senior Vice          April 19, 2006
     -----------------------   President and Chief Actuary
          Paul A. Haley

     /s/  JERRY S. HANDLER*  Director                       April 19, 2006
     -----------------------
        Jerry S. Handler

     /s/  GERALD A. KAUFMAN* Director                       April 19, 2006
     -----------------------
        Gerald A. Kaufman

            Signature                      Title                   Date
            ---------                      -----                   ----

       /s/  ISIDORE SAPIR*     Director                       April 19, 2006
   ---------------------------
          Isidore Sapir

     /s/  PAMELA S. SCHUTZ*    Director and Executive Vice    April 19, 2006
   ---------------------------   President
        Pamela S. Schutz

     /s/  GEOFFREY S. STIFF    Director and Senior Vice       April 19, 2006
   ---------------------------   President
        Geoffrey S. Stiff

     /s/  THOMAS M. STINSON*   Director and President, Long   April 19, 2006
   ---------------------------   Term Care Division
        Thomas M. Stinson

      /s/  THOMAS E. DUFFY*    Senior Vice President,         April 19, 2006
   ---------------------------   General Counsel and
         Thomas E. Duffy         Secretary

   /s/  J. KEVIN HELMINTOLLER* Senior Vice President and      April 19, 2006
   ---------------------------   Chief Financial Officer
      J. Kevin Helmintoller

     /s/  JOHN A. ZELINSKE*    Vice President and Controller  April 19, 2006
   ---------------------------
        John A. Zelinske



*By: /s/  GEOFFREY S. STIFF  , pursuant to Power of         April 19, 2006
     ----------------------    Attorney executed on March
       Geoffrey S. Stiff       24, 2006